STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.0%
Alphabet, Inc., Class A 314,013 53,865,790
Alphabet, Inc., Class C 261,033 45,197,864
AT&T, Inc. 372,362 7,167,969
Charter Communications, Inc.,
Class A
(a),(b)
4,475 1,699,247
Comcast Corp., Class A 211,434 8,725,881
Electronic Arts, Inc. 14,535 2,193,913
Endeavor Group Holdings, Inc.,
Class A
(a)
4,291 117,659
Fox Corp., Class A 12,834 488,205
Fox Corp., Class B 9,102 322,484
Live Nation Entertainment, Inc.
(b)
7,864 756,438
Meta Platforms, Inc., Class A 116,551 55,341,911
Netflix, Inc.
(b)
22,653 14,234,013
Omnicom Group, Inc. 10,582 1,037,459
Pinterest, Inc., Class A
(b)
32,623 1,042,305
ROBLOX Corp., Class A
(b)
26,583 1,103,726
Sirius XM Holdings, Inc.
(a)
899 3,102
Snap, Inc., Class A
(b)
58,054 773,279
Spotify Technology SA
(b)
7,281 2,504,227
Take-Two Interactive Software,
Inc.
(b)
8,632 1,299,375
T-Mobile US, Inc. 26,949 4,912,264
Trade Desk, Inc. (The), Class A
(b)
23,886 2,146,874
Verizon Communications, Inc. 221,836 8,988,795
Walt Disney Co. (The) 96,554 9,046,144
Warner Bros Discovery, Inc.
(b)
103,317 893,692
Warner Music Group Corp., Class A 6,642 199,326
224,061,942
Consumer Discretionary – 10.0%
Airbnb, Inc., Class A
(b)
22,515 3,142,193
Amazon.com, Inc.
(b)
476,559 89,107,002
Aptiv PLC
(b)
14,529 1,008,167
AutoZone, Inc.
(b)
932 2,920,599
Best Buy Co., Inc. 10,877 941,078
Booking Holdings, Inc. 1,848 6,865,338
Carnival Corp.
(b)
48,548 808,810
Chipotle Mexican Grill, Inc., Class
A
(b)
72,489 3,937,602
Coupang, Inc., Class A
(b)
58,337 1,210,493
D.R. Horton, Inc. 16,333 2,938,797
Darden Restaurants, Inc. 6,303 922,066
Deckers Outdoor Corp.
(b)
1,270 1,171,740
DoorDash, Inc., Class A
(b)
15,791 1,748,380
DraftKings, Inc., Class A
(b)
24,261 896,444
eBay, Inc. 28,808 1,602,013
Expedia Group, Inc.
(b)
6,852 874,795
Ford Motor Co. 199,151 2,154,814
Garmin Ltd. 7,914 1,355,273
General Motors Co. 64,606 2,863,338
Genuine Parts Co. 7,457 1,096,999
Hilton Worldwide Holdings, Inc. 13,625 2,924,879
Home Depot, Inc. (The) 52,973 19,502,540
Las Vegas Sands Corp. 18,506 734,133
Lennar Corp., Class A 13,459 2,381,301
Lennar Corp., Class B
(a)
514 84,789
Lowe's Cos., Inc. 30,832 7,569,564
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 10.0% (continued)
Lululemon Athletica, Inc.
(b)
5,930 1,533,854
Marriott International, Inc., Class A 13,840 3,145,832
McDonald's Corp. 38,763 10,287,700
MercadoLibre, Inc.
(b)
2,405 4,013,704
MGM Resorts International
(b)
16,346 702,388
Mobileye Global, Inc., Class A
(b)
2,072 43,512
NIKE, Inc., Class B 63,085 4,722,543
NVR, Inc.
(b)
146 1,256,692
O'Reilly Automotive, Inc.
(b)
3,153 3,551,350
Pool Corp. 2,023 756,683
PulteGroup, Inc. 10,540 1,391,280
Ross Stores, Inc. 18,005 2,578,856
Royal Caribbean Cruises Ltd.
(b)
11,573 1,813,721
Starbucks Corp. 58,986 4,597,959
Tesla, Inc.
(b)
145,503 33,766,881
TJX Cos., Inc. (The) 61,613 6,963,501
Tractor Supply Co. 5,812 1,530,416
Ulta Beauty, Inc.
(b)
2,421 883,399
Williams-Sonoma, Inc. 5,799 896,989
Yum China Holdings, Inc. 19,522 590,345
Yum! Brands, Inc. 14,817 1,968,142
247,758,894
Consumer Staples – 5.7%
Albertsons Cos., Inc., Class A 19,783 392,297
Altria Group, Inc. 92,737 4,545,040
Archer-Daniels-Midland Co. 24,707 1,532,081
Brown-Forman Corp., Class A 1,389 63,324
Brown-Forman Corp., Class B 17,817 804,616
Bunge Global SA 7,553 794,802
Campbell Soup Co. 11,212 525,394
Celsius Holdings, Inc.
(b)
7,836 366,960
Church & Dwight Co., Inc. 12,617 1,236,592
Clorox Co. (The) 6,709 885,118
Coca-Cola Co. (The) 204,490 13,647,663
Colgate-Palmolive Co. 43,548 4,319,526
ConAgra Brands, Inc. 28,540 865,333
Constellation Brands, Inc., Class A 8,590 2,105,924
Costco Wholesale Corp. 23,439 19,266,858
Dollar General Corp. 11,320 1,362,815
Dollar Tree, Inc.
(b)
11,140 1,162,348
Estee Lauder Cos., Inc. (The), Class
A 11,319 1,127,486
General Mills, Inc. 28,766 1,931,349
Hershey Co. (The) 8,079 1,595,441
Hormel Foods Corp. 16,483 529,269
JM Smucker Co. (The) 5,671 668,894
Kellanova 15,050 875,157
Kenvue, Inc. 91,726 1,696,014
Keurig Dr Pepper, Inc. 46,035 1,578,080
Kimberly-Clark Corp. 16,972 2,292,069
Kraft Heinz Co. (The) 38,807 1,366,394
Kroger Co. (The) 36,914 2,011,813
McCormick & Co., Inc. 13,720 1,056,577
Mondelez International, Inc., Class
A 72,445 4,951,616
Monster Beverage Corp.
(b)
27,442 1,411,891
PepsiCo, Inc. 73,119 12,625,458

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 5.7% (continued)
Philip Morris International, Inc. 81,010 9,329,112
Procter & Gamble Co. (The) 124,846 20,070,243
SYSCO Corp. 27,195 2,084,497
Target Corp. 23,934 3,599,913
Tyson Foods, Inc., Class A 16,093 980,064
Walgreens Boots Alliance, Inc. 39,442 468,176
Walmart, Inc. 226,020 15,514,013
141,640,217
Energy – 3.7%
Baker Hughes Co., Class A 53,209 2,060,253
Cheniere Energy, Inc. 12,009 2,193,324
Chevron Corp. 91,006 14,603,733
ConocoPhillips 63,572 7,069,206
Coterra Energy, Inc. 38,811 1,001,324
Devon Energy Corp. 35,700 1,678,971
Diamondback Energy, Inc. 8,653 1,750,588
EOG Resources, Inc. 30,554 3,874,247
EQT Corp. 21,294 734,856
Exxon Mobil Corp. 240,421 28,511,526
Halliburton Co. 48,519 1,682,639
Hess Corp. 14,435 2,214,618
Kinder Morgan, Inc. 105,834 2,236,272
Marathon Oil Corp. 28,521 800,014
Marathon Petroleum Corp. 19,642 3,477,027
Occidental Petroleum Corp. 36,949 2,247,238
ONEOK, Inc. 31,383 2,615,145
Phillips 66 23,156 3,368,735
Schlumberger NV 72,900 3,520,341
Targa Resources Corp. 11,428 1,545,980
Valero Energy Corp. 17,612 2,848,213
Williams Cos., Inc. (The) 65,055 2,793,462
92,827,712
Financials – 12.9%
Aflac, Inc. 28,370 2,705,931
Allstate Corp. (The) 14,008 2,397,049
American Express Co. 30,994 7,842,722
American International Group, Inc. 37,954 3,007,095
Ameriprise Financial, Inc. 5,443 2,340,871
Aon PLC, Class A 10,427 3,425,374
Apollo Global Management, Inc. 21,708 2,720,229
Arch Capital Group Ltd.
(b)
18,375 1,759,958
Ares Management Corp., Class A 8,199 1,256,087
Arthur J Gallagher & Co. 11,576 3,281,680
Bank of America Corp. 363,408 14,648,976
Bank of New York Mellon Corp.
(The) 40,740 2,650,952
Berkshire Hathaway, Inc., Class B
(b)
68,745 30,144,683
BlackRock, Inc., Class A 7,644 6,699,966
Blackstone, Inc. 37,169 5,283,573
Block, Inc., Class A
(b)
29,309 1,813,641
Blue Owl Capital, Inc., Class A 21,802 415,764
Brown & Brown, Inc. 11,715 1,164,822
Capital One Financial Corp. 20,234 3,063,428
Cboe Global Markets, Inc. 5,188 952,050
Charles Schwab Corp. (The) 72,086 4,699,286
Chubb Ltd. 21,960 6,053,494
Cincinnati Financial Corp. 8,138 1,062,986
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 12.9% (continued)
Citigroup, Inc. 97,761 6,342,734
Citizens Financial Group, Inc. 27,331 1,166,214
CME Group, Inc., Class A 19,088 3,697,536
Coinbase Global, Inc., Class A
(b)
9,047 2,029,785
Corpay, Inc.
(b)
3,696 1,078,567
Discover Financial Services 12,932 1,862,079
Erie Indemnity Co., Class A 1,106 487,912
Everest Group Ltd. 1,569 616,413
FactSet Research Systems, Inc. 1,994 823,701
Fidelity National Information
Services, Inc. 31,778 2,441,504
Fifth Third Bancorp 39,190 1,659,305
First Citizens BancShares, Inc.,
Class A 606 1,265,140
Fiserv, Inc.
(b)
31,802 5,201,853
Franklin Resources, Inc. 14,084 322,101
Global Payments, Inc. 13,831 1,405,783
Goldman Sachs Group, Inc. (The) 17,467 8,891,227
Hartford Financial Services Group,
Inc. (The) 16,135 1,789,694
Huntington Bancshares, Inc. 85,498 1,278,195
Interactive Brokers Group, Inc.,
Class A 5,459 651,095
Intercontinental Exchange, Inc. 29,371 4,451,469
JPMorgan Chase & Co. 153,605 32,687,144
KKR & Co., Inc. 34,577 4,268,531
Loews Corp. 8,078 645,836
LPL Financial Holdings, Inc. 3,983 882,314
M&T Bank Corp. 9,124 1,570,879
Markel Group, Inc.
(b)
718 1,176,694
Marsh & McLennan Cos., Inc. 26,565 5,912,572
Mastercard, Inc., Class A 44,573 20,668,946
MetLife, Inc. 31,803 2,444,061
Moody's Corp. 8,451 3,857,712
Morgan Stanley 66,928 6,907,639
MSCI, Inc., Class A 4,230 2,287,415
NASDAQ, Inc. 18,671 1,263,653
Northern Trust Corp. 11,937 1,058,215
PayPal Holdings, Inc.
(b)
57,471 3,780,442
PNC Financial Services Group, Inc.
(The) 20,253 3,667,818
Principal Financial Group, Inc. 13,797 1,124,593
Progressive Corp. (The) 30,933 6,623,374
Prudential Financial, Inc. 20,247 2,537,354
Raymond James Financial, Inc. 10,392 1,205,472
Regions Financial Corp. 51,404 1,149,907
Rocket Cos., Inc., Class A
(a),(b)
5,475 88,640
S&P Global, Inc. 16,901 8,192,422
State Street Corp. 17,536 1,490,034
Synchrony Financial 23,244 1,180,563
T Rowe Price Group, Inc. 12,578 1,436,533
Tradeweb Markets, Inc., Class A 5,770 644,394
Travelers Cos., Inc. (The) 11,633 2,517,847
Truist Financial Corp. 67,046 2,996,286
US Bancorp 75,522 3,389,427
Visa, Inc., Class A
(a)
84,173 22,362,241
W.R. Berkley Corp. 15,562 857,933

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 12.9% (continued)
Wells Fargo & Co. 190,919 11,329,133
Willis Towers Watson PLC 5,598 1,580,203
320,639,151
Health Care – 11.9%
Abbott Laboratories 90,579 9,595,939
AbbVie, Inc. 93,383 17,305,738
Agilent Technologies, Inc. 15,784 2,231,858
Align Technology, Inc.
(b)
3,802 881,608
Alnylam Pharmaceuticals, Inc.
(b)
6,624 1,572,935
Amgen, Inc. 28,289 9,405,244
Avantor, Inc.
(b)
35,687 954,627
Baxter International, Inc. 28,197 1,010,016
Becton, Dickinson & Co. 15,184 3,660,255
Biogen, Inc.
(b)
6,889 1,468,735
BioMarin Pharmaceutical, Inc.
(b)
9,672 815,640
Boston Scientific Corp.
(b)
78,138 5,772,835
Bristol-Myers Squibb Co. 105,912 5,037,175
Cardinal Health, Inc. 12,962 1,306,958
Cencora, Inc. 8,717 2,073,600
Centene Corp.
(b)
28,939 2,225,988
Cigna Group (The) 15,447 5,385,905
Cooper Cos., Inc. (The) 10,476 977,725
CVS Health Corp. 67,016 4,043,075
Danaher Corp. 34,565 9,577,270
DexCom, Inc.
(b)
20,434 1,385,834
Edwards Lifesciences Corp.
(b)
30,393 1,916,279
Elevance Health, Inc. 12,311 6,549,821
Eli Lilly & Co. 44,827 36,053,011
GE Healthcare Technologies, Inc. 18,569 1,571,494
Gilead Sciences, Inc. 65,294 4,966,262
Grail, Inc.
(b)
1,436 22,086
HCA Healthcare, Inc. 10,683 3,878,463
Hologic, Inc.
(b)
13,952 1,138,623
Humana, Inc. 5,865 2,120,843
IDEXX Laboratories, Inc.
(b)
4,405 2,097,309
Illumina, Inc.
(b)
8,620 1,056,812
Incyte Corp.
(b)
10,609 690,328
Intuitive Surgical, Inc.
(b)
18,572 8,257,297
IQVIA Holdings, Inc.
(b)
9,599 2,363,562
Johnson & Johnson 127,189 20,076,784
Labcorp Holdings, Inc. 4,740 1,021,186
McKesson Corp. 7,220 4,454,884
Medtronic PLC 69,050 5,546,096
Merck & Co., Inc. 134,285 15,191,662
Mettler-Toledo International, Inc.
(b)
1,192 1,813,068
Moderna, Inc.
(b)
17,572 2,094,934
Molina Healthcare, Inc.
(b)
3,031 1,034,389
Pfizer, Inc. 298,559 9,117,992
Quest Diagnostics, Inc. 5,944 845,831
Regeneron Pharmaceuticals, Inc.
(b)
5,498 5,933,387
ResMed, Inc. 7,939 1,692,992
Revvity, Inc. 6,891 865,578
Royalty Pharma PLC, Class A 22,553 635,318
STERIS PLC 5,130 1,224,839
Stryker Corp. 16,777 5,493,629
Thermo Fisher Scientific, Inc. 20,186 12,380,881
UnitedHealth Group, Inc. 49,359 28,438,681
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 11.9% (continued)
Veeva Systems, Inc., Class A
(b)
7,965 1,528,722
Vertex Pharmaceuticals, Inc.
(b)
13,699 6,790,868
Viatris, Inc. 66,563 802,750
Waters Corp.
(b)
3,309 1,112,750
West Pharmaceutical Services, Inc. 3,829 1,172,325
Zimmer Biomet Holdings, Inc. 11,548 1,285,870
Zoetis, Inc., Class A 24,522 4,414,941
294,341,507
Industrials – 8.3%
3M Co. 28,108 3,585,175
AMETEK, Inc. 12,592 2,184,460
Automatic Data Processing, Inc. 21,866 5,742,449
Axon Enterprise, Inc.
(b)
3,560 1,068,036
Boeing Co. (The)
(b)
28,609 5,452,875
Booz Allen Hamilton Holding Corp.,
Class A 6,641 951,722
Broadridge Financial Solutions, Inc. 6,030 1,290,420
Builders FirstSource, Inc.
(b)
6,287 1,052,255
Carlisle Cos., Inc. 2,543 1,064,449
Carrier Global Corp. 44,638 3,040,294
Caterpillar, Inc. 27,078 9,374,404
Cintas Corp. 4,729 3,612,672
Copart, Inc.
(b)
45,582 2,385,306
CSX Corp. 106,732 3,746,293
Cummins, Inc. 7,580 2,211,844
Deere & Co. 13,535 5,034,749
Delta Air Lines, Inc. 33,330 1,433,857
Dover Corp. 7,878 1,451,600
Eaton Corp. PLC 21,365 6,511,838
Emerson Electric Co. 29,963 3,508,967
Equifax, Inc. 6,421 1,793,835
Expeditors International of
Washington, Inc. 7,586 946,885
Fastenal Co. 30,038 2,125,188
FedEx Corp. 12,076 3,649,971
Ferguson PLC 10,333 2,300,642
Fortive Corp. 18,021 1,294,809
General Dynamics Corp. 12,140 3,626,339
General Electric Co. 57,237 9,741,737
HEICO Corp. 2,418 583,560
HEICO Corp., Class A 3,530 671,088
Honeywell International, Inc. 35,127 7,192,253
Howmet Aerospace, Inc. 20,541 1,965,774
Hubbell, Inc., Class B 2,707 1,071,025
IDEX Corp. 4,252 886,457
Illinois Tool Works, Inc. 15,703 3,883,038
Ingersoll Rand, Inc. 20,999 2,108,300
Jacobs Solutions, Inc. 6,299 921,859
JB Hunt Transport Services, Inc. 4,097 709,396
Johnson Controls International PLC 34,171 2,444,593
L3Harris Technologies, Inc. 10,278 2,331,975
Lennox International, Inc. 1,534 895,089
Lockheed Martin Corp. 13,051 7,072,598
Nordson Corp. 2,735 684,653
Norfolk Southern Corp. 11,568 2,886,910
Northrop Grumman Corp. 7,997 3,873,107
Old Dominion Freight Line, Inc. 10,370 2,179,567

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.3% (continued)
Otis Worldwide Corp. 22,184 2,096,388
PACCAR, Inc. 26,469 2,611,432
Parker-Hannifin Corp. 6,715 3,768,189
Paychex, Inc. 17,031 2,180,309
Quanta Services, Inc. 7,769 2,061,737
Republic Services, Inc., Class A 11,209 2,178,133
Rockwell Automation, Inc. 6,107 1,701,716
Rollins, Inc. 16,073 770,057
RTX Corp. 71,903 8,447,883
Southwest Airlines Co. 31,678 853,405
SS&C Technologies Holdings, Inc. 11,719 854,901
Stanley Black & Decker, Inc. 8,313 878,019
Trane Technologies PLC 12,110 4,048,131
TransDigm Group, Inc. 2,781 3,599,226
TransUnion 10,311 930,671
Uber Technologies, Inc.
(b)
105,379 6,793,784
Union Pacific Corp. 32,504 8,019,712
United Airlines Holdings, Inc.
(b)
17,896 812,836
United Parcel Service, Inc., Class B 37,716 4,917,035
United Rentals, Inc. 3,590 2,717,989
Veralto Corp. 10,292 1,096,716
Verisk Analytics, Inc., Class A 7,539 1,973,333
Vertiv Holdings Co., Class A 17,073 1,343,645
Waste Management, Inc. 21,440 4,345,030
Westinghouse Air Brake
Technologies Corp. 9,330 1,503,530
WW Grainger, Inc. 2,106 2,057,162
Xylem, Inc. 12,874 1,718,679
206,823,961
Information Technology – 31.7%
Accenture PLC, Class A 33,503 11,076,762
Adobe, Inc.
(b)
23,935 13,203,743
Advanced Micro Devices, Inc.
(b)
84,597 12,222,575
Akamai Technologies, Inc.
(b)
7,542 741,228
Amdocs Ltd. 5,998 524,645
Amphenol Corp., Class A 63,582 4,085,779
Analog Devices, Inc. 26,377 6,103,110
ANSYS, Inc.
(b)
4,650 1,458,379
Apple, Inc. 785,034 174,340,351
Applied Materials, Inc. 44,580 9,459,876
AppLovin Corp., Class A
(b)
9,279 715,411
Arista Networks, Inc.
(b)
12,642 4,381,085
Aspen Technology, Inc.
(b)
1,435 269,708
Atlassian Corp., Class A
(b)
8,224 1,452,112
Autodesk, Inc.
(b)
11,253 2,785,343
Bentley Systems, Inc., Class B 10,657 519,422
Broadcom, Inc. 242,770 39,008,284
Cadence Design Systems, Inc.
(b)
14,570 3,899,806
CDW Corp. 6,959 1,517,827
Cisco Systems, Inc. 214,867 10,410,306
Cloudflare, Inc., Class A
(b)
15,728 1,218,920
Cognizant Technology Solutions
Corp., Class A 26,523 2,007,261
Corning, Inc. 42,502 1,700,505
Crowdstrike Holdings, Inc., Class
A
(b)
11,824 2,742,695
Datadog, Inc., Class A
(b)
14,903 1,735,305
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 31.7% (continued)
Dell Technologies, Inc., Class C 15,371 1,747,375
Enphase Energy, Inc.
(b)
7,178 826,260
Entegris, Inc. 7,648 904,682
EPAM Systems, Inc.
(b)
2,766 595,050
Fair Isaac Corp.
(b)
1,211 1,937,600
First Solar, Inc.
(b)
5,402 1,166,778
Fortinet, Inc.
(b)
33,613 1,950,899
Gartner, Inc.
(b)
4,135 2,072,421
GLOBALFOUNDRIES, Inc.
(b)
5,448 277,902
Hewlett Packard Enterprise Co. 67,307 1,340,082
HP, Inc. 52,902 1,909,233
HubSpot, Inc.
(b)
2,419 1,202,316
Intel Corp. 216,262 6,647,894
International Business Machines
Corp. 48,121 9,245,969
Intuit, Inc. 14,488 9,378,807
Jabil, Inc. 5,744 647,176
Keysight Technologies, Inc.
(b)
9,593 1,338,895
KLA Corp. 7,350 6,049,564
LAM Research Corp. 7,057 6,501,191
Marvell Technology, Inc. 46,006 3,081,482
Microchip Technology, Inc. 28,739 2,551,448
Micron Technology, Inc. 57,650 6,331,123
Microsoft Corp. 388,321 162,454,090
MicroStrategy, Inc., Class A
(a),(b)
787 1,270,564
MongoDB, Inc., Class A
(b)
3,648 920,609
Monolithic Power Systems, Inc. 2,490 2,149,094
Motorola Solutions, Inc. 9,001 3,590,679
NetApp, Inc. 10,830 1,375,193
NVIDIA Corp. 1,257,187 147,116,023
Okta, Inc., Class A
(b)
8,731 820,190
ON Semiconductor Corp.
(b)
23,260 1,820,095
Oracle Corp. 82,808 11,547,576
Palantir Technologies, Inc., Class
A
(b)
104,244 2,803,121
Palo Alto Networks, Inc.
(b)
16,818 5,461,309
PTC, Inc.
(b)
5,677 1,009,654
QUALCOMM, Inc. 58,864 10,651,441
Roper Technologies, Inc. 5,730 3,121,418
Salesforce, Inc. 49,964 12,930,683
Samsara, Inc., Class A
(b)
10,730 410,744
Seagate Technology Holdings PLC 10,025 1,024,254
ServiceNow, Inc.
(b)
10,780 8,779,124
Skyworks Solutions, Inc. 8,659 983,836
Snowflake, Inc., Class A
(b)
16,681 2,174,869
Super Micro Computer, Inc.
(a),(b)
2,642 1,853,759
Synopsys, Inc.
(b)
8,127 4,537,467
TE Connectivity Ltd. 17,082 2,636,265
Teledyne Technologies, Inc.
(b)
2,452 1,034,401
Teradyne, Inc. 8,135 1,066,987
Texas Instruments, Inc. 47,217 9,623,297
Trimble, Inc.
(b)
13,396 730,618
Tyler Technologies, Inc.
(b)
2,108 1,197,576
VeriSign, Inc.
(b)
4,203 786,003
Western Digital Corp.
(b)
16,866 1,130,865
Workday, Inc., Class A
(b)
10,849 2,464,025
Zebra Technologies Corp., Class A
(b)
2,769 972,445

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 31.7% (continued)
Zoom Video Communications, Inc.,
Class A
(b)
13,906 839,922
Zscaler, Inc.
(b)
4,979 892,984
787,465,765
Materials – 2.2%
Air Products & Chemicals, Inc. 11,155 2,943,247
Albemarle Corp.
(a)
5,841 547,126
Amcor PLC 79,396 836,040
Avery Dennison Corp. 4,260 923,696
Ball Corp. 16,927 1,080,450
Celanese Corp., Class A 5,777 815,424
CF Industries Holdings, Inc. 10,488 801,178
Corteva, Inc. 36,708 2,059,319
CRH PLC 36,947 3,166,358
Dow, Inc. 39,203 2,135,387
DuPont de Nemours, Inc. 21,189 1,773,519
Ecolab, Inc. 12,990 2,996,663
Freeport-McMoRan, Inc. 74,116 3,365,608
International Flavors & Fragrances,
Inc., Class W 13,800 1,372,824
Linde PLC 26,119 11,844,967
LyondellBasell Industries NV, Class
A 13,840 1,376,526
Martin Marietta Materials, Inc. 3,355 1,990,689
Newmont Corp. 61,618 3,023,595
Nucor Corp. 13,211 2,152,600
PPG Industries, Inc. 12,637 1,604,646
Reliance, Inc. 2,439 742,822
Sherwin-Williams Co. (The) 12,616 4,425,693
Southern Copper Corp. 4,414 470,577
Steel Dynamics, Inc. 8,037 1,070,689
Vulcan Materials Co. 6,962 1,911,139
Westlake Corp. 1,621 239,681
55,670,463
Real Estate – 2.1%
Alexandria Real Estate Equities,
Inc.
(c)
9,549 1,120,002
American Tower Corp.
(c)
24,790 5,463,716
AvalonBay Communities, Inc.
(c)
7,453 1,527,269
CBRE Group, Inc., Class A
(b)
16,484 1,857,912
CoStar Group, Inc.
(b)
21,415 1,670,798
Crown Castle, Inc.
(c)
21,804 2,400,184
Digital Realty Trust, Inc.
(c)
16,294 2,435,790
Equinix, Inc.
(c)
4,861 3,841,357
Equity Residential
(c)
20,074 1,397,753
Essex Property Trust, Inc.
(c)
3,409 948,929
Extra Space Storage, Inc.
(c)
11,155 1,780,561
Healthpeak Properties, Inc.
(c)
34,988 763,438
Invitation Homes, Inc.
(c)
29,918 1,055,208
Iron Mountain, Inc.
(c)
14,410 1,477,890
Mid-America Apartment
Communities, Inc.
(c)
6,436 899,560
Prologis, Inc.
(c)
49,212 6,203,173
Public Storage
(c)
8,006 2,369,135
Realty Income Corp.
(c)
42,884 2,462,828
SBA Communications Corp., Class
A
(c)
5,425 1,191,004
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 2.1% (continued)
Simon Property Group, Inc.
(c)
17,419 2,672,771
Sun Communities, Inc.
(c)
6,674 845,796
Ventas, Inc.
(c)
21,386 1,164,254
VICI Properties, Inc., Class A
(c)
53,783 1,681,257
W.P. Carey, Inc.
(c)
12,062 697,304
Welltower, Inc.
(c)
30,111 3,349,849
Weyerhaeuser Co.
(c)
38,866 1,234,384
52,512,122
Utilities – 2.3%
Alliant Energy Corp. 13,207 735,102
Ameren Corp. 14,050 1,113,743
American Electric Power Co., Inc. 26,799 2,629,518
American Water Works Co., Inc. 10,597 1,508,589
Atmos Energy Corp.
(a)
7,436 950,916
Avangrid, Inc. 6,981 249,012
CenterPoint Energy, Inc. 34,386 954,211
CMS Energy Corp. 15,922 1,031,746
Consolidated Edison, Inc. 17,917 1,747,266
Constellation Energy Corp. 17,328 3,288,854
Dominion Energy, Inc. 42,035 2,247,191
DTE Energy Co. 11,822 1,424,906
Duke Energy Corp. 39,630 4,330,370
Edison International 20,172 1,613,962
Entergy Corp. 11,788 1,367,054
Evergy, Inc. 13,981 810,898
Eversource Energy 20,187 1,310,338
Exelon Corp. 52,711 1,960,849
FirstEnergy Corp. 29,548 1,238,357
NextEra Energy, Inc. 105,353 8,047,916
PG&E Corp. 117,246 2,139,740
PPL Corp. 40,398 1,200,629
Public Service Enterprise Group,
Inc. 27,411 2,186,575
Sempra 31,933 2,556,556
Southern Co. (The) 56,979 4,758,886
Vistra Corp. 16,319 1,292,791
WEC Energy Group, Inc. 17,678 1,521,369
Xcel Energy, Inc. 29,826 1,738,259
55,955,603
Total Common Stocks (cost $1,933,130,052) 2,479,697,337
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(d)(e)
(cost $3,948,441) 3,948,441 3,948,441
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(d)(e)
(cost $1,396,328) 1,396,328 1,396,328
Total Investments (cost
$1,938,474,821) 100.0% 2,485,042,106
Cash and Receivables (Net) 0.0% 706,299
Net Assets 100.0% 2,485,748,405

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $27,880,927 and the value of the collateral was $28,152,630, consisting of cash collateral of $1,396,328 and U.S. Government & Agency securities valued at $26,756,302. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2024.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
S&P 500 E-mini 21 9/20/2024 5,820,214 5,835,900 15,686
Gross Unrealized Appreciation 15,686

STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.6%
Communication Services – 2.4%
Interpublic Group of Cos., Inc. (The) 56,275 1,810,367
Liberty Broadband Corp., Class A
(a)
2,722 180,251
Liberty Broadband Corp., Class C
(a)
16,895 1,138,554
Match Group, Inc.
(a)
40,281 1,536,317
New York Times Co. (The), Class A 22,590 1,210,598
News Corp., Class A 56,710 1,564,062
News Corp., Class B 15,690 447,008
Nexstar Media Group, Inc., Class A 4,782 883,666
Paramount Global, Class B 73,278 836,835
Roku, Inc., Class A
(a)
18,476 1,075,488
TKO Group Holdings, Inc., Class A 8,036 878,736
Trump Media & Technology Group
Corp.
(a)(b)
5,959 171,261
ZoomInfo Technologies, Inc., Class
A
(a)
37,416 425,046
12,158,189
Consumer Discretionary – 14.5%
ADT, Inc. 53,219 414,044
Amer Sports, Inc.
(a)(b)
8,886 103,166
Aramark 37,138 1,272,719
Autoliv, Inc. 10,935 1,105,966
AutoNation, Inc.
(a)
3,979 758,875
Bath & Body Works, Inc. 33,611 1,235,204
Birkenstock Holding PLC
(a)
4,603 272,083
BorgWarner, Inc. 33,972 1,199,551
Boyd Gaming Corp. 10,317 627,996
Brunswick Corp. 10,332 841,541
Burlington Stores, Inc.
(a)
9,647 2,511,307
Caesars Entertainment, Inc.
(a)
30,904 1,234,615
Capri Holdings Ltd.
(a)
16,713 560,554
CarMax, Inc.
(a)(b)
23,595 1,992,362
Carvana Co., Class A
(a)
14,493 1,930,902
Cava Group, Inc.
(a)
7,097 597,709
Chewy, Inc., Class A
(a)
20,061 485,075
Choice Hotels International, Inc.
(b)
4,546 579,388
Churchill Downs, Inc. 10,240 1,470,054
Crocs, Inc.
(a)
8,833 1,186,890
Dick's Sporting Goods, Inc. 8,389 1,814,960
Dillard's, Inc., Class A 1,202 479,105
Domino's Pizza, Inc. 5,200 2,229,240
Duolingo, Inc., Class A
(a)
5,391 926,929
Etsy, Inc.
(a)
17,745 1,155,909
Five Below, Inc.
(a)
7,977 580,247
Floor & Decor Holdings, Inc., Class
A
(a)
15,645 1,533,210
Gap, Inc. (The) 29,185 685,264
Gentex Corp. 34,935 1,085,081
H&R Block, Inc. 20,446 1,184,641
Hasbro, Inc. 19,091 1,230,606
Hyatt Hotels Corp., Class A 6,533 962,507
Installed Building Products, Inc. 3,558 961,905
Lear Corp. 8,435 1,029,407
Levi Strauss & Co., Class A 14,180 259,919
Light & Wonder, Inc.
(a)
13,344 1,430,477
Lithia Motors, Inc., Class A 4,032 1,114,163
LKQ Corp. 37,376 1,551,104
Lucid Group, Inc.
(a)(b)
123,012 433,002
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Consumer Discretionary – 14.5% (continued)
Mattel, Inc.
(a)
50,827 980,453
Mohawk Industries, Inc.
(a)
7,911 1,274,225
Murphy USA, Inc. 2,815 1,421,350
Norwegian Cruise Line Holdings
Ltd.
(a)
62,798 1,157,367
Penske Automotive Group, Inc. 2,750 478,803
Planet Fitness, Inc., Class A
(a)
12,910 951,467
Polaris, Inc. 7,994 665,740
PVH Corp. 8,563 873,340
Ralph Lauren Corp., Class A 5,862 1,029,309
RH
(a)
2,220 643,978
Rivian Automotive, Inc., Class A
(a)(b)
99,248 1,628,660
Service Corp. International 21,350 1,706,079
SharkNinja, Inc. 7,385 567,537
Skechers USA, Inc., Class A
(a)
19,650 1,279,805
Tapestry, Inc. 33,898 1,358,971
Tempur Sealy International, Inc. 24,318 1,273,047
Texas Roadhouse, Inc., Class A 9,880 1,725,147
Toll Brothers, Inc. 15,504 2,212,576
TopBuild Corp.
(a)
4,724 2,260,623
Vail Resorts, Inc. 5,598 1,018,892
VF Corp.
(b)
54,184 918,961
Wayfair, Inc., Class A
(a)(b)
13,583 739,323
Whirlpool Corp. 7,818 797,202
Wingstop, Inc. 4,342 1,623,387
Wyndham Hotels & Resorts, Inc. 11,753 889,937
Wynn Resorts Ltd. 14,265 1,181,427
71,685,283
Consumer Staples – 3.6%
BellRing Brands, Inc.
(a)
19,249 987,089
BJ's Wholesale Club Holdings, Inc.
(a)
19,546 1,719,266
Casey's General Stores, Inc. 5,474 2,123,036
Coca-Cola Consolidated, Inc. 772 884,627
Coty, Inc., Class A
(a)
53,044 527,788
Darling Ingredients, Inc.
(a)
23,173 920,663
e.l.f Beauty, Inc.
(a)
8,045 1,388,406
Ingredion, Inc. 9,886 1,229,522
Lamb Weston Holdings, Inc. 21,520 1,291,630
Maplebear, Inc.
(a)
21,328 735,603
Molson Coors Beverage Co., Class B 25,674 1,356,871
Performance Food Group Co.
(a)
23,015 1,588,035
Pilgrim's Pride Corp.
(a)
5,859 241,567
Post Holdings, Inc.
(a)
7,276 795,703
Reynolds Consumer Products, Inc. 7,706 214,381
US Foods Holding Corp.
(a)
33,901 1,843,875
17,848,062
Energy – 5.3%
Antero Midstream Corp. 51,146 734,456
Antero Resources Corp.
(a)
42,079 1,221,133
APA Corp. 52,878 1,649,265
Championx Corp. 28,455 974,868
Chesapeake Energy Corp.
(b)
17,572 1,341,271
Chord Energy Corp. 6,063 1,040,775
Civitas Resources, Inc. 12,418 866,280
Hess Midstream LP, Class A 11,810 442,639
HF Sinclair Corp. 22,245 1,144,950
Matador Resources Co. 16,933 1,041,041

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Energy – 5.3% (continued)
Murphy Oil Corp. 21,541 891,367
New Fortress Energy, Inc., Class A
(b)
12,125 239,347
Noble Corp. PLC 16,916 798,773
NOV, Inc. 57,715 1,201,626
Ovintiv, Inc. 35,780 1,661,623
PBF Energy, Inc., Class A 15,393 627,265
Permian Resources Corp., Class A 63,737 977,726
Range Resources Corp. 35,580 1,111,163
Scorpio Tankers, Inc. 7,124 546,268
Southwestern Energy Co.
(a)
159,712 1,030,142
TechnipFMC PLC 64,940 1,915,730
Texas Pacific Land Corp.
(b)
3,446 2,911,525
Viper Energy, Inc., Class A 11,692 498,898
Weatherford International PLC
(a)
10,416 1,227,630
26,095,761
Financials – 13.9%
Affiliated Managers Group, Inc. 4,847 899,700
Affirm Holdings, Inc., Class A
(a)
36,261 1,025,824
AGNC Investment Corp.
(b)(c)
103,046 1,031,490
Ally Financial, Inc. 40,338 1,815,613
American Financial Group, Inc. 10,596 1,387,652
Annaly Capital Management, Inc.
(c)
73,111 1,455,640
Assurant, Inc. 7,682 1,343,351
Axis Capital Holdings Ltd. 11,246 851,885
BOK Financial Corp. 3,572 367,345
Carlyle Group, Inc. (The) 32,264 1,604,811
CNA Financial Corp. 3,168 155,739
Comerica, Inc. 19,705 1,080,031
Commerce Bancshares, Inc. 17,719 1,146,597
Corebridge Financial, Inc. 35,054 1,035,846
Credit Acceptance Corp.
(a)(b)
1,184 680,682
Cullen/Frost Bankers, Inc. 8,731 1,022,051
East West Bancorp, Inc. 20,937 1,840,153
Equitable Holdings, Inc. 48,944 2,134,448
Evercore, Inc., Class A 5,391 1,349,853
Fidelity National Financial, Inc. 38,410 2,128,298
First American Financial Corp. 14,994 908,337
First Horizon Corp. 81,721 1,367,192
Globe Life, Inc. 13,984 1,296,876
Houlihan Lokey, Inc., Class A 7,653 1,149,863
Invesco Ltd. 47,984 828,204
Jack Henry & Associates, Inc. 10,826 1,856,443
Jefferies Financial Group, Inc. 26,785 1,566,119
KeyCorp 139,240 2,245,941
Kinsale Capital Group, Inc. 3,275 1,496,904
MarketAxess Holdings, Inc. 5,528 1,235,674
Morningstar, Inc. 3,835 1,218,188
Old Republic International Corp. 38,384 1,328,854
Pinnacle Financial Partners, Inc. 11,167 1,075,605
Popular, Inc. 10,455 1,072,997
Primerica, Inc. 5,222 1,314,743
Prosperity Bancshares, Inc. 13,635 988,810
Reinsurance Group of America, Inc.,
Class A 9,711 2,189,151
RenaissanceRe Holdings Ltd. 7,676 1,780,141
RLI Corp. 6,171 929,291
Robinhood Markets, Inc., Class A
(a)
72,802 1,497,537
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Financials – 13.9% (continued)
Ryan Specialty Holdings, Inc., Class A 14,435 889,052
SEI Investments Co. 14,848 1,007,288
Selective Insurance Group, Inc. 8,929 806,467
Shift4 Payments, Inc., Class A
(a)(b)
8,943 615,189
SoFi Technologies, Inc.
(a)(b)
138,476 1,044,109
SouthState Corp. 11,067 1,095,301
Starwood Property Trust, Inc.
(b)(c)
43,358 864,992
Stifel Financial Corp. 14,614 1,295,823
Toast, Inc., Class A
(a)
56,889 1,488,216
TPG, Inc., Class A 12,185 621,313
Unum Group 28,924 1,663,998
UWM Holdings Corp. 12,232 102,749
Voya Financial, Inc. 15,625 1,136,406
Webster Financial Corp. 25,399 1,260,298
Western Alliance Bancorp 15,911 1,280,199
WEX, Inc.
(a)
5,887 1,079,970
Zions Bancorp NA 21,643 1,118,294
69,073,543
Health Care – 10.4%
Acadia Healthcare Co., Inc.
(a)
13,357 866,201
Apellis Pharmaceuticals, Inc.
(a)
14,970 592,812
Bausch + Lomb Corp.
(a)
6,030 103,837
Bio-Rad Laboratories, Inc., Class A
(a)
2,959 1,001,207
Bio-Techne Corp. 23,235 1,895,744
Bridgebio Pharma, Inc.
(a)
15,655 406,247
Bruker Corp. 13,414 918,993
Catalent, Inc.
(a)
26,816 1,591,261
Cerevel Therapeutics Holdings, Inc.
(a)
11,015 495,234
Charles River Laboratories
International, Inc.
(a)
7,602 1,855,648
Chemed Corp. 2,190 1,248,650
Cytokinetics, Inc.
(a)
15,136 893,175
DaVita, Inc.
(a)
8,076 1,103,343
DENTSPLY SIRONA, Inc. 31,331 850,323
Elanco Animal Health, Inc.
(a)
72,923 950,916
Encompass Health Corp. 14,720 1,368,077
Ensign Group, Inc. (The) 8,222 1,157,247
Exact Sciences Corp.
(a)
26,318 1,202,206
Exelixis, Inc.
(a)
40,558 951,085
Globus Medical, Inc., Class A
(a)
20,021 1,440,711
HealthEquity, Inc.
(a)
12,555 985,316
Henry Schein, Inc.
(a)
19,097 1,373,838
Inspire Medical Systems, Inc.
(a)
4,313 608,349
Insulet Corp.
(a)
10,336 2,008,802
Intra-Cellular Therapies, Inc.
(a)
13,272 1,044,772
Ionis Pharmaceuticals, Inc.
(a)
21,365 1,056,713
Jazz Pharmaceuticals PLC
(a)
9,070 999,968
Masimo Corp.
(a)
6,629 709,170
Medpace Holdings, Inc.
(a)
3,457 1,322,372
Natera, Inc.
(a)
16,309 1,669,879
Neurocrine Biosciences, Inc.
(a)
14,451 2,045,828
Option Care Health, Inc.
(a)
25,790 765,705
Penumbra, Inc.
(a)
5,360 895,602
QIAGEN NV 33,799 1,503,718
Repligen Corp.
(a)
7,694 1,287,591
Roivant Sciences Ltd.
(a)(b)
65,570 711,435
Sarepta Therapeutics, Inc.
(a)
13,061 1,857,797

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Health Care – 10.4% (continued)
Teleflex, Inc. 6,992 1,544,673
Tenet Healthcare Corp.
(a)
14,996 2,244,901
United Therapeutics Corp.
(a)
6,896 2,160,448
Universal Health Services, Inc., Class
B 7,633 1,631,630
Vaxcyte, Inc.
(a)
15,483 1,221,454
Viking Therapeutics, Inc.
(a)(b)
13,670 779,190
51,322,068
Industrials – 21.7%
AAON, Inc. 9,161 811,023
Acuity Brands, Inc. 4,600 1,156,210
Advanced Drainage Systems, Inc. 9,898 1,752,342
AECOM 20,229 1,832,950
AGCO Corp. 9,162 865,076
Allegion PLC 13,074 1,788,654
Allison Transmission Holdings, Inc. 12,806 1,134,484
American Airlines Group, Inc.
(a)
95,842 1,019,759
AO Smith Corp. 17,850 1,517,964
API Group Corp.
(a)
25,785 976,994
Applied Industrial Technologies, Inc. 5,723 1,248,701
Atkore, Inc. 5,578 753,030
AZEK Co., Inc. (The), Class A
(a)
21,324 957,234
BWX Technologies, Inc. 13,459 1,339,036
CACI International, Inc., Class A
(a)
3,291 1,518,731
CH Robinson Worldwide, Inc. 17,169 1,528,899
Chart Industries, Inc.
(a)
6,234 1,004,173
Clean Harbors, Inc.
(a)
7,524 1,796,205
CNH Industrial NV 126,557 1,347,832
Comfort Systems USA, Inc. 5,204 1,729,914
Core & Main, Inc., Class A
(a)
15,306 818,412
Crane Co. 7,185 1,152,618
Curtiss-Wright Corp. 5,607 1,652,383
Dayforce, Inc.
(a)
22,031 1,305,998
Donaldson Co., Inc. 17,775 1,329,926
EMCOR Group, Inc. 6,951 2,609,683
Esab Corp. 8,267 839,927
Fluor Corp.
(a)
25,083 1,206,492
Fortune Brands Innovations, Inc. 18,753 1,515,430
FTAI Aviation Ltd. 14,686 1,636,755
FTI Consulting, Inc.
(a)
5,153 1,123,199
Generac Holdings, Inc.
(a)
8,804 1,370,607
Genpact Ltd. 25,155 872,124
Graco, Inc. 24,837 2,112,387
GXO Logistics, Inc.
(a)
17,479 978,474
Hexcel Corp. 12,696 840,602
Huntington Ingalls Industries, Inc. 5,709 1,598,406
ITT, Inc. 12,156 1,719,588
KBR, Inc. 19,985 1,330,801
Knight-Swift Transportation
Holdings, Inc., Class A 23,108 1,257,768
Landstar System, Inc. 5,350 1,017,838
Leidos Holdings, Inc. 20,282 2,928,721
Lincoln Electric Holdings, Inc. 8,384 1,722,157
Lyft, Inc., Class A
(a)
53,233 641,458
Masco Corp. 32,296 2,514,244
MasTec, Inc.
(a)
9,321 1,025,590
Middleby Corp. (The)
(a)
7,859 1,065,523
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Industrials – 21.7% (continued)
MSA Safety, Inc. 5,513 1,040,027
NEXTracker, Inc., Class A
(a)
16,981 834,446
nVent Electric PLC 24,524 1,781,178
Oshkosh Corp. 9,724 1,056,513
Owens Corning 12,879 2,400,388
Parsons Corp.
(a)
6,145 561,469
Paycom Software, Inc. 7,793 1,299,794
Paylocity Holding Corp.
(a)
6,503 975,905
Pentair PLC 24,447 2,148,158
RBC Bearings, Inc.
(a)
3,930 1,143,001
Regal Rexnord Corp. 9,786 1,572,414
Robert Half, Inc. 15,159 973,056
Saia, Inc.
(a)
3,921 1,638,390
Science Applications International
Corp. 7,624 948,426
Sensata Technologies Holding PLC 22,521 878,094
Simpson Manufacturing Co., Inc. 6,331 1,216,122
SiteOne Landscape Supply, Inc.
(a)
6,690 981,289
Snap-On, Inc. 7,741 2,221,899
Tetra Tech, Inc. 7,955 1,696,324
Textron, Inc. 28,280 2,627,212
Timken Co. (The) 9,430 819,939
Toro Co. (The) 15,411 1,475,295
Trex Co., Inc.
(a)
16,184 1,353,468
TriNet Group, Inc. 4,773 497,585
UFP Industries, Inc. 8,901 1,174,309
U-Haul Holding Co.
(a)(b)
1,385 92,504
U-Haul Holding Co., Class B 14,818 944,351
Watsco, Inc. 5,008 2,451,366
Watts Water Technologies, Inc., Class
A 4,039 838,173
WESCO International, Inc. 6,671 1,167,091
Willscot Holdings Corp., Class A
(a)
27,306 1,119,546
Woodward, Inc. 8,853 1,380,979
XPO, Inc.
(a)
16,935 1,945,662
107,520,695
Information Technology – 11.7%
Altair Engineering, Inc., Class A
(a)
8,217 726,054
Amkor Technology, Inc. 16,736 546,598
Appfolio, Inc., Class A
(a)
2,775 614,607
Arrow Electronics, Inc.
(a)
8,018 991,746
BILL Holdings, Inc.
(a)
14,798 739,308
CCC Intelligent Solutions Holdings,
Inc.
(a)
28,602 293,456
Ciena Corp.
(a)
21,251 1,120,778
Cognex Corp. 25,546 1,267,593
Coherent Corp.
(a)
19,497 1,358,551
Confluent, Inc., Class A
(a)
33,027 826,336
DocuSign, Inc., Class A
(a)
29,907 1,659,240
Dolby Laboratories, Inc., Class A 8,626 679,384
DoubleVerify Holdings, Inc.
(a)
17,201 363,285
Dropbox, Inc., Class A
(a)
38,105 911,472
Dynatrace, Inc.
(a)
39,300 1,726,056
Elastic NV
(a)
12,205 1,338,522
F5, Inc.
(a)
8,675 1,766,577
Fabrinet
(a)
5,339 1,177,570
Flex Ltd.
(a)
62,395 2,005,999

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Information Technology – 11.7% (continued)
Freshworks, Inc., Class A
(a)
26,114 326,425
GEN Digital, Inc. 92,298 2,398,825
Gitlab, Inc., Class A
(a)
16,062 822,856
Globant SA
(a)
6,243 1,215,575
GoDaddy, Inc., Class A
(a)
19,675 2,861,729
Guidewire Software, Inc.
(a)
11,458 1,719,502
Informatica, Inc., Class A
(a)
7,469 178,808
Juniper Networks, Inc. 47,220 1,779,722
Klaviyo, Inc., Class A
(a)
9,583 251,075
Lattice Semiconductor Corp.
(a)
20,174 1,069,222
Littelfuse, Inc. 3,662 978,157
MACOM Technology Solutions
Holdings, Inc.
(a)
8,233 830,874
Manhattan Associates, Inc.
(a)
9,101 2,324,213
MKS Instruments, Inc. 9,300 1,170,870
Novanta, Inc.
(a)
5,387 976,017
Nutanix, Inc., Class A
(a)
36,278 1,832,402
Onto Innovation, Inc.
(a)
7,247 1,386,351
Procore Technologies, Inc.
(a)
12,099 859,392
Pure Storage, Inc., Class A
(a)
45,734 2,740,839
Qorvo, Inc.
(a)
14,374 1,722,005
Qualys, Inc.
(a)
5,506 821,165
Rambus, Inc.
(a)
15,989 822,474
SentinelOne, Inc., Class A
(a)
38,076 871,940
Smartsheet, Inc., Class A
(a)
19,699 944,764
SPS Commerce, Inc.
(a)
5,478 1,180,071
TD Synnex Corp. 11,120 1,325,170
Twilio, Inc., Class A
(a)
26,639 1,575,164
UiPath, Inc., Class A
(a)
57,480 699,532
Unity Software, Inc.
(a)(b)
35,843 586,391
Universal Display Corp. 6,536 1,455,044
57,839,706
Materials – 6.3%
Alcoa Corp. 26,342 870,340
Anglogold Ashanti PLC 62,620 1,758,370
AptarGroup, Inc. 9,581 1,408,215
Axalta Coating Systems Ltd.
(a)
33,188 1,183,152
Berry Global Group, Inc. 17,113 1,124,666
Cleveland-Cliffs, Inc.
(a)
70,083 1,075,774
Commercial Metals Co. 17,124 1,029,152
Crown Holdings, Inc. 17,700 1,569,990
Eagle Materials, Inc. 5,071 1,380,833
Eastman Chemical Co. 17,531 1,811,478
FMC Corp. 18,193 1,061,744
Graphic Packaging Holding Co. 45,536 1,370,634
International Paper Co. 51,158 2,377,824
Mosaic Co. (The) 47,685 1,419,582
Olin Corp. 18,036 822,622
Packaging Corp. of America 13,216 2,641,482
Royal Gold, Inc. 9,728 1,343,631
RPM International, Inc. 18,956 2,302,396
Smurfit WestRock PLC 38,077 1,707,373
Sonoco Products Co. 14,403 776,610
Summit Materials, Inc., Class A
(a)
17,687 738,963
United States Steel Corp. 33,154 1,362,298
31,137,129
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Real Estate – 7.4%
Agree Realty Corp.
(c)
14,695 1,013,514
American Homes 4 Rent, Class A
(c)
49,702 1,793,745
Americold Realty Trust, Inc.
(c)
41,647 1,244,829
Brixmor Property Group, Inc.
(c)
44,368 1,130,053
BXP , Inc.
(c)
21,559 1,537,372
Camden Property Trust
(c)
16,028 1,775,101
CubeSmart
(c)
33,451 1,591,599
EastGroup Properties, Inc.
(c)
7,075 1,322,954
Equity LifeStyle Properties, Inc.
(c)
26,326 1,808,070
Federal Realty Investment Trust
(c)
10,922 1,219,441
First Industrial Realty Trust, Inc.
(c)
19,485 1,066,219
Gaming and Leisure Properties, Inc.
(c)
38,371 1,926,224
Healthcare Realty Trust, Inc., Class
A
(c)
56,583 1,000,953
Host Hotels & Resorts, Inc.
(c)
104,861 1,836,116
Jones Lang LaSalle, Inc.
(a)
7,042 1,766,838
Kimco Realty Corp.
(c)
97,729 2,123,651
Lamar Advertising Co., Class A
(c)
12,990 1,556,981
NNN REIT, Inc.
(c)
27,000 1,212,030
OMEGA Healthcare Investors, Inc.
(c)
36,109 1,314,368
Regency Centers Corp.
(c)
24,867 1,674,544
Rexford Industrial Realty, Inc.
(b)(c)
31,637 1,585,330
Ryman Hospitality Properties, Inc.
(c)
8,670 871,422
STAG Industrial, Inc.
(c)
26,903 1,097,911
UDR, Inc.
(c)
45,144 1,808,920
Zillow Group, Inc., Class A
(a)
6,997 331,658
Zillow Group, Inc., Class C
(a)
23,281 1,133,785
36,743,628
Utilities – 2.4%
AES Corp. (The) 105,053 1,868,893
Brookfield Renewable Corp., Class A 27,014 759,093
Essential Utilities, Inc. 40,177 1,633,195
NiSource, Inc. 66,462 2,076,938
NRG Energy, Inc. 30,621 2,301,781
OGE Energy Corp. 29,935 1,160,580
Pinnacle West Capital Corp. 17,009 1,455,800
UGI Corp. 31,008 768,378
12,024,658
Total Common Stocks (cost $427,959,491) 493,448,722
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(d)(e)
(cost $1,619,370) 1,619,370 1,619,370
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(d)(e)
(cost $1,287,342) 1,287,342 1,287,342
Total Investments (cost $430,866,203) 100.2% 496,355,434
Liabilities, Less Cash and Receivables (0.2)% (859,131)
Net Assets 100.0% 495,496,303
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $13,910,190 and the value of the collateral was $14,102,752, consisting of cash collateral of
$1,287,342 and U.S. Government & Agency securities valued at $12,815,410. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2024.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
S&P MidCap 400 E-mini 5 9/20/2024 1,465,025 1,560,050 95,025
S&P 500 E-mini 1 9/20/2024 274,339 277,900 3,561
Gross Unrealized Appreciation 98,586

STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 2.3%
Atlanta Braves Holdings, Inc., Class
C
(a)
2,553 110,877
Cable One, Inc. 270 111,613
Cargurus, Inc., Class A
(a)
3,822 94,862
Cinemark Holdings, Inc.
(a)
6,540 154,213
Cogent Communications Holdings,
Inc.
(b)
2,591 182,899
EchoStar Corp., Class A
(a)
7,313 146,845
Frontier Communications Parent,
Inc.
(a)
13,413 393,001
IAC, Inc.
(a)
4,163 219,848
Iridium Communications, Inc. 6,674 191,544
John Wiley & Sons, Inc., Class A 2,535 121,046
Lions Gate Entertainment Corp.,
Class A
(a)(b)
3,880 35,580
Lions Gate Entertainment Corp.,
Class B
(a)
7,663 63,143
Madison Square Garden Sports
Corp.
(a)
992 198,807
Playtika Holding Corp. 2,737 20,883
Rumble, Inc.
(a)
4,323 27,321
TEGNA, Inc. 10,529 167,727
TripAdvisor, Inc.
(a)
6,502 114,630
United States Cellular Corp.
(a)
827 44,451
Yelp, Inc., Class A
(a)
3,956 144,117
Ziff Davis, Inc.
(a)
2,743 131,335
2,674,742
Consumer Discretionary – 12.9%
Abercrombie & Fitch Co., Class A
(a)
2,936 433,001
Academy Sports & Outdoors, Inc. 4,341 234,718
Acushnet Holdings Corp. 1,748 126,870
Adient PLC
(a)
5,448 140,340
Advance Auto Parts, Inc. 3,586 227,101
American Eagle Outfitters, Inc. 11,215 247,291
Arcos Dorados Holdings, Inc., Class A 7,472 72,179
Asbury Automotive Group, Inc.
(a)
1,247 335,717
Boot Barn Holdings, Inc.
(a)
1,812 241,866
Bowlero Corp.
(b)
1,526 19,762
Bright Horizons Family Solutions,
Inc.
(a)
3,490 419,672
Camping World Holdings, Inc., Class
A 2,482 56,788
Carter's, Inc. 2,196 132,968
Cavco Industries, Inc.
(a)
473 196,115
Century Communities, Inc. 1,718 179,892
Columbia Sportswear Co. 2,085 170,344
Coursera, Inc.
(a)
7,390 68,727
Dave & Buster's Entertainment, Inc.
(a)
1,997 75,107
Dorman Products, Inc.
(a)
1,576 159,759
Dream Finders Homes, Inc., Class A
(a)
1,516 47,830
Dutch Bros, Inc., Class A
(a)
4,988 190,791
Foot Locker, Inc. 4,979 144,690
Fox Factory Holding Corp.
(a)
2,530 135,077
Frontdoor, Inc.
(a)
4,735 186,843
GameStop Corp., Class A
(a)
16,231 367,957
Goodyear Tire & Rubber Co. (The)
(a)
16,831 196,923
Graham Holdings Co., Class B 192 148,771
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 12.9% (continued)
Grand Canyon Education, Inc.
(a)
1,787 278,683
Green Brick Partners, Inc.
(a)
1,976 144,544
Group 1 Automotive, Inc. 817 298,793
Harley-Davidson, Inc. 7,690 288,375
Helen of Troy Ltd.
(a)
1,418 83,818
Hilton Grand Vacations, Inc.
(a)
4,422 191,075
International Game Technology PLC 6,382 149,786
KB Home 4,645 399,842
Kohl's Corp. 6,632 143,649
Kontoor Brands, Inc. 3,400 238,510
Krispy Kreme, Inc. 4,678 49,727
Laureate Education, Inc., Class A 8,246 127,813
LCI Industries 1,487 173,518
Leggett & Platt, Inc. 7,930 104,438
LGI Homes, Inc.
(a)
1,271 146,254
Life Time Group Holdings, Inc.
(a)
3,545 73,630
M/I Homes, Inc.
(a)
1,637 273,101
Macy's, Inc. 14,932 258,025
Marriott Vacations Worldwide Corp. 2,040 172,543
Meritage Homes Corp. 2,170 440,228
Mister Car Wash, Inc.
(a)(b)
5,542 42,119
Modine Manufacturing Co.
(a)
2,980 350,627
Newell Brands, Inc. 23,737 203,901
Nordstrom, Inc.
(b)
5,977 136,455
Ollie's Bargain Outlet Holdings, Inc.
(a)
3,710 362,244
Papa John's International, Inc. 1,782 78,818
Patrick Industries, Inc. 1,295 165,838
Penn Entertainment, Inc.
(a)(b)
8,247 164,693
QuantumScape Corp., Class A
(a)(b)
21,855 141,183
Red Rock Resorts, Inc., Class A 3,018 172,026
Savers Value Village, Inc.
(a)(b)
1,101 11,219
Shake Shack, Inc., Class A
(a)
2,276 199,423
Signet Jewelers Ltd. 2,575 216,635
Skyline Champion Corp.
(a)
3,409 277,868
Sonos, Inc.
(a)
6,920 93,420
Steven Madden Ltd. 4,334 196,504
Strategic Education, Inc. 1,347 141,974
Stride, Inc.
(a)
2,538 192,837
Sweetgreen, Inc., Class A
(a)
5,688 156,306
Taylor Morrison Home Corp., Class
A
(a)
6,147 412,341
Thor Industries, Inc. 3,092 328,185
Topgolf Callaway Brands Corp.
(a)
8,507 140,365
Travel + Leisure Co. 4,261 196,389
TRI Pointe Group, Inc.
(a)
5,791 262,043
Under Armour, Inc., Class A
(a)
11,350 79,109
Under Armour, Inc., Class C
(a)
9,656 65,564
United Parks & Resorts, Inc.
(a)
1,897 99,877
Urban Outfitters, Inc.
(a)
3,881 178,720
Valvoline, Inc.
(a)
7,902 367,443
Visteon Corp.
(a)
1,643 189,832
Wendy's Co. (The) 10,400 176,072
Winnebago Industries, Inc. 1,708 106,784
Worthington Enterprises, Inc.
(b)
1,889 94,280
YETI Holdings, Inc.
(a)
5,236 216,509
15,211,054

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Staples – 3.1%
Boston Beer Co., Inc. (The), Class A
(a)
561 157,198
Cal-Maine Foods, Inc. 2,474 177,064
Central Garden & Pet Co.
(a)(b)
546 21,753
Central Garden & Pet Co., Class A
(a)
3,091 106,207
Energizer Holdings, Inc. 3,984 122,667
Flowers Foods, Inc. 11,272 253,845
Freshpet, Inc.
(a)
2,747 334,310
Grocery Outlet Holding Corp.
(a)
5,845 114,328
Inter Parfums, Inc. 1,101 154,889
J&J Snack Foods Corp. 908 153,180
Lancaster Colony Corp. 1,180 227,811
National Beverage Corp. 1,538 75,039
PriceSmart, Inc. 1,521 138,913
Primo Water Corp. 9,441 207,041
Simply Good Foods Co. (The)
(a)
5,431 184,219
Spectrum Brands Holdings, Inc. 1,809 153,059
Sprouts Farmers Market, Inc.
(a)
6,090 608,330
Tootsie Roll Industries, Inc. 1,115 34,387
TreeHouse Foods, Inc.
(a)
2,979 119,994
Utz Brands, Inc. 3,984 59,123
WD-40 Co. 818 213,997
3,617,354
Energy – 5.0%
Archrock, Inc. 8,867 183,813
Atlas Energy Solutions, Inc., Class A 4,128 87,679
Cactus, Inc., Class A
(b)
3,924 247,683
California Resources Corp. 4,172 214,608
CNX Resources Corp.
(a)
8,936 236,536
Comstock Resources, Inc.
(b)
5,584 52,881
CONSOL Energy, Inc.
(a)
1,709 170,575
Crescent Energy Co., Class A
(b)
4,388 53,665
CVR Energy, Inc. 1,796 51,366
DT Midstream, Inc. 5,861 441,685
Expro Group Holdings NV
(a)
6,351 147,470
Golar LNG Ltd. 5,917 206,503
Gulfport Energy Corp.
(a)
1,100 161,931
Helmerich & Payne, Inc. 5,831 235,689
International Seaways, Inc. 2,274 127,344
Kinetik Holdings, Inc., Class A 2,261 93,786
Kodiak Gas Services, Inc. 991 28,590
Kosmos Energy Ltd.
(a)
27,852 154,022
Liberty Energy, Inc., Class A 9,802 236,718
Magnolia Oil & Gas Corp., Class A 10,643 289,915
Northern Oil & Gas, Inc. 5,507 237,847
Oceaneering International, Inc.
(a)
5,928 177,959
Patterson-UTI Energy, Inc. 21,914 240,835
Peabody Energy Corp. 7,344 163,110
Sitio Royalties Corp., Class A 9,470 230,595
SM Energy Co. 6,962 321,644
Talos Energy, Inc.
(a)
6,641 78,629
Tidewater, Inc.
(a)
2,939 290,843
Transocean Ltd.
(a)
45,625 264,169
Uranium Energy Corp.
(a)(b)
24,259 143,856
Valaris Ltd.
(a)
3,788 297,699
5,869,645
Financials – 17.2%
Ameris Bancorp 3,952 240,637
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 17.2% (continued)
Arbor Realty Trust, Inc.
(b)(c)
10,354 139,779
Artisan Partners Asset Management,
Inc., Class A 3,741 165,203
AssetMark Financial Holdings, Inc.
(a)
1,401 48,335
Associated Banc-Corp. 9,079 208,635
Assured Guaranty Ltd. 3,224 265,561
Atlantic Union Bankshares Corp. 5,329 220,034
AvidXchange Holdings, Inc.
(a)
9,292 83,070
Axos Financial, Inc.
(a)
3,170 231,442
Baldwin Insurance Group, Inc. (The),
Class A
(a)
3,819 167,043
Banc of California, Inc. 7,940 111,001
BancFirst Corp. 1,192 128,057
Bank of Hawaii Corp. 2,379 163,176
Bank OZK 6,441 302,018
BGC Group, Inc., Class A 22,545 207,639
Blackstone Mortgage Trust, Inc.,
Class A
(b)(c)
10,064 179,642
Brighthouse Financial, Inc.
(a)
3,753 187,162
Cadence Bank 10,958 360,189
Cathay General Bancorp 4,156 184,194
CNO Financial Group, Inc. 6,432 224,220
Cohen & Steers, Inc. 1,621 139,114
Columbia Banking System, Inc. 12,534 327,889
Community Financial System, Inc. 3,214 198,240
CVB Financial Corp. 7,965 151,813
Dlocal Ltd.
(a)(b)
5,115 39,283
Eastern Bankshares, Inc. 9,637 160,360
Enact Holdings, Inc. 1,821 61,969
Enstar Group Ltd.
(a)
758 245,895
Essent Group Ltd. 6,318 397,023
Euronet Worldwide, Inc.
(a)
2,645 269,764
EVERTEC, Inc. 3,904 134,571
F&G Annuities & Life, Inc. 1,132 48,823
Federated Hermes, Inc., Class B 4,817 165,368
First BanCorp. 9,861 211,518
First Financial Bancorp 5,681 155,432
First Financial Bankshares, Inc. 7,205 277,104
First Hawaiian, Inc. 7,702 192,858
First Interstate BancSystem, Inc.,
Class A 5,427 171,330
FirstCash Holdings, Inc. 2,250 251,100
Flywire Corp.
(a)
6,539 119,729
FNB Corp. 21,679 332,556
Freedom Holding Corp.
(a)
1,034 87,011
Fulton Financial Corp. 9,697 187,831
Genworth Financial, Inc., Class A
(a)
26,995 182,756
Glacier Bancorp, Inc. 6,876 307,426
Goosehead Insurance, Inc., Class A
(a)
1,392 125,684
HA Sustainable Infrastructure
Capital, Inc.
(b)
6,634 217,396
Hamilton Lane, Inc., Class A 2,113 305,054
Hancock Whitney Corp. 5,172 283,064
Hanover Insurance Group, Inc. (The) 2,159 296,841
Home BancShares, Inc. 11,284 319,676
Independent Bank Corp. 2,544 163,198
International Bancshares Corp. 3,253 219,382

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 17.2% (continued)
Jackson Financial, Inc., Class A 4,183 368,355
Janus Henderson Group PLC 7,879 293,335
Kemper Corp. 3,654 234,075
Lazard, Inc., Class A
(b)
6,591 324,079
Lincoln National Corp. 10,165 338,495
Marqeta, Inc., Class A
(a)
25,176 135,699
Mercury General Corp. 1,630 97,588
MGIC Investment Corp. 16,158 401,365
Moelis & Co., Class A 4,013 272,884
Mr. Cooper Group, Inc.
(a)
3,807 342,173
Nelnet, Inc., Class A 1,091 122,967
New York Community Bancorp, Inc. 14,280 150,226
NMI Holdings, Inc., Class A
(a)
4,804 189,037
Old National Bancorp 18,906 378,498
OneMain Holdings, Inc., Class A 7,230 377,840
Oscar Health, Inc., Class A
(a)
7,578 133,979
Pacific Premier Bancorp, Inc. 5,690 153,971
Paymentus Holdings, Inc., Class A
(a)
1,029 21,763
PennyMac Financial Services, Inc. 2,409 236,371
Piper Sandler Cos. 1,042 284,758
Radian Group, Inc. 9,245 342,990
Remitly Global, Inc.
(a)
8,221 108,599
Rithm Capital Corp.
(c)
29,288 340,034
ServisFirst Bancshares, Inc. 3,038 243,769
Simmons First National Corp., Class A 7,445 160,291
SLM Corp. 11,953 271,214
StepStone Group, Inc., Class A 3,301 165,908
Synovus Financial Corp. 8,812 411,961
Texas Capital Bancshares, Inc.
(a)
2,824 186,666
TFS Financial Corp. 3,112 42,199
UMB Financial Corp. 2,661 271,475
United Bankshares, Inc. 7,902 307,625
United Community Banks, Inc. 7,214 223,273
Upstart Holdings, Inc.
(a)(b)
4,437 123,925
Valley National Bancorp 26,019 218,560
Victory Capital Holdings, Inc., Class A 2,123 111,224
Virtu Financial, Inc., Class A 5,197 141,982
WaFd, Inc. 3,857 137,271
Walker & Dunlop, Inc. 1,933 206,638
Western Union Co. (The) 20,798 247,288
Wintrust Financial Corp. 3,678 397,960
WSFS Financial Corp. 3,596 203,138
20,285,543
Health Care – 12.7%
10X Genomics, Inc., Class A
(a)
5,969 123,379
ACADIA Pharmaceuticals, Inc.
(a)
9,675 184,018
agilon health, Inc.
(a)(b)
17,869 123,117
Alkermes PLC
(a)
9,450 258,174
Amedisys, Inc.
(a)
1,954 191,590
Amicus Therapeutics, Inc.
(a)
16,082 165,805
AMN Healthcare Services, Inc.
(a)
2,272 153,633
Amphastar Pharmaceuticals, Inc.
(a)
2,243 97,615
Apogee Therapeutics, Inc.
(a)
1,820 88,634
Arcellx, Inc.
(a)
2,392 147,850
Arrowhead Pharmaceuticals, Inc.
(a)
7,230 206,489
Arvinas, Inc.
(a)
3,872 106,519
Astrana Health, Inc.
(a)
2,715 142,429
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.7% (continued)
Axonics, Inc.
(a)
3,081 210,987
Axsome Therapeutics, Inc.
(a)(b)
2,189 191,122
Azenta, Inc.
(a)
3,067 191,043
Beam Therapeutics, Inc.
(a)(b)
4,479 141,716
Biohaven Ltd.
(a)
4,227 166,248
Blueprint Medicines Corp.
(a)
3,678 398,327
Celldex Therapeutics, Inc.
(a)
3,344 127,440
Certara, Inc.
(a)
5,080 79,299
CG Oncology, Inc.
(a)
2,721 90,745
CONMED Corp. 1,878 129,657
Corcept Therapeutics, Inc.
(a)
5,497 212,569
CorVel Corp.
(a)
543 166,592
Crinetics Pharmaceuticals, Inc.
(a)
3,944 209,505
Denali Therapeutics, Inc.
(a)
6,930 168,884
Doximity, Inc., Class A
(a)
7,206 201,768
Enovis Corp.
(a)
3,016 143,682
Envista Holdings Corp.
(a)
10,351 176,692
Evolent Health, Inc., Class A
(a)
6,740 157,177
Fortrea Holdings, Inc.
(a)
5,307 146,420
Glaukos Corp.
(a)
2,913 341,316
GoodRx Holdings, Inc., Class A
(a)
5,358 48,490
Guardant Health, Inc.
(a)
7,070 248,369
Haemonetics Corp.
(a)
3,054 275,013
Halozyme Therapeutics, Inc.
(a)
7,602 420,087
Hims & Hers Health, Inc.
(a)
8,355 177,460
ICU Medical, Inc.
(a)
1,240 157,455
Ideaya Biosciences, Inc.
(a)
4,287 184,555
ImmunityBio, Inc.
(a)
8,256 42,518
Immunovant, Inc.
(a)(b)
3,350 97,384
Inari Medical, Inc.
(a)
2,951 137,399
Insmed, Inc.
(a)
8,858 644,419
Integer Holdings Corp.
(a)
1,993 236,689
Integra LifeSciences Holdings Corp.
(a)
4,099 101,696
Intellia Therapeutics, Inc.
(a)
5,774 151,337
Iovance Biotherapeutics, Inc.
(a)
14,171 123,713
iRhythm Technologies, Inc.
(a)
1,880 162,150
Krystal Biotech, Inc.
(a)
1,454 303,101
Lantheus Holdings, Inc.
(a)
4,107 430,537
LifeStance Health Group, Inc.
(a)
5,041 27,776
LivaNova PLC
(a)
3,246 160,352
Madrigal Pharmaceuticals, Inc.
(a)(b)
877 249,647
Maravai LifeSciences Holdings, Inc.,
Class A
(a)
6,648 64,685
Merit Medical Systems, Inc.
(a)
3,428 292,374
Neogen Corp.
(a)
13,120 223,434
Nuvalent, Inc., Class A
(a)
1,672 133,660
Organon & Co. 15,541 339,726
Patterson Cos., Inc. 4,810 121,453
Perrigo Co. PLC 8,162 230,740
Premier, Inc., Class A 7,211 151,287
Prestige Consumer Healthcare, Inc.
(a)
2,973 210,518
Privia Health Group, Inc.
(a)
5,764 119,545
PROCEPT BioRobotics Corp.
(a)
2,650 167,798
Progyny, Inc.
(a)
5,090 143,538
PTC Therapeutics, Inc.
(a)
4,439 150,260
QuidelOrtho Corp.
(a)
2,983 117,202
R1 RCM, Inc.
(a)
8,861 114,130

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.7% (continued)
RadNet, Inc.
(a)
3,956 236,371
Recursion Pharmaceuticals, Inc.,
Class A
(a)(b)
10,267 84,189
REVOLUTION Medicines, Inc.
(a)
9,261 422,672
Rhythm Pharmaceuticals, Inc.
(a)
3,415 164,637
Rocket Pharmaceuticals, Inc.
(a)
3,045 73,689
Select Medical Holdings Corp. 6,401 254,504
Sotera Health Co.
(a)
5,925 82,180
SpringWorks Therapeutics, Inc.
(a)
4,164 149,529
Summit Therapeutics, Inc.
(a)
4,995 53,946
Surgery Partners, Inc.
(a)
4,515 137,075
Teladoc Health, Inc.
(a)
10,034 94,621
TG Therapeutics, Inc.
(a)
8,757 173,038
TransMedics Group, Inc.
(a)
1,907 271,290
Ultragenyx Pharmaceutical, Inc.
(a)
4,790 215,646
15,014,325
Industrials – 17.1%
ABM Industries, Inc. 3,800 211,128
ACV Auctions, Inc., Class A
(a)
7,287 124,462
AeroVironment, Inc.
(a)
1,683 300,483
Air Lease Corp., Class A 6,232 309,232
Alamo Group, Inc. 568 109,465
Alaska Air Group, Inc.
(a)
7,712 289,431
Albany International Corp., Class A 1,872 175,182
Alight, Inc., Class A
(a)
24,935 188,758
ArcBest Corp. 1,413 178,109
Arcosa, Inc. 2,926 271,855
Armstrong World Industries, Inc. 2,642 347,159
Array Technologies, Inc.
(a)
9,113 95,869
Atmus Filtration Technologies, Inc. 5,047 155,649
Avis Budget Group, Inc.
(b)
1,049 105,959
Beacon Roofing Supply, Inc.
(a)
3,830 393,724
Bloom Energy Corp., Class A
(a)(b)
12,866 174,206
Boise Cascade Co. 2,371 336,895
Brady Corp., Class A 2,649 189,695
Brink's Co. (The) 2,691 295,983
Casella Waste Systems, Inc., Class A
(a)
3,412 353,347
CBIZ, Inc.
(a)
2,759 191,475
Clarivate PLC
(a)(b)
21,029 141,735
Concentrix Corp. 2,797 197,188
Construction Partners, Inc., Class A
(a)
2,569 166,086
Copa Holdings SA, Class A 2,530 224,537
CSW Industrials, Inc. 928 301,062
Driven Brands Holdings, Inc.
(a)
3,622 48,680
Dun & Bradstreet Holdings, Inc. 16,824 183,045
Dycom Industries, Inc.
(a)
1,698 311,600
EnerSys 2,441 268,339
Enpro, Inc. 1,216 207,863
ESCO Technologies, Inc. 1,553 190,957
ExlService Holdings, Inc.
(a)
9,628 339,483
Exponent, Inc. 3,024 320,786
Federal Signal Corp. 3,570 356,893
First Advantage Corp. 3,367 57,980
Flowserve Corp. 7,935 401,114
Fluence Energy, Inc., Class A
(a)(b)
3,642 59,656
Franklin Electric Co., Inc. 2,400 255,888
Gates Industrial Corp. PLC
(a)
10,210 189,804
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 17.1% (continued)
GATX Corp. 2,079 290,020
GMS, Inc.
(a)
2,395 230,471
Granite Construction, Inc.
(b)
2,657 181,898
Griffon Corp. 2,539 182,960
Hayward Holdings, Inc.
(a)
5,194 76,819
Herc Holdings, Inc. 1,603 249,812
Hertz Global Holdings, Inc.
(a)
7,525 30,702
Hillenbrand, Inc. 4,222 186,739
Hub Group, Inc., Class A 3,728 174,359
ICF International, Inc. 1,120 164,752
IES Holdings, Inc.
(a)
1,182 181,993
Insperity, Inc. 2,123 218,075
JetBlue Airways Corp.
(a)(b)
20,460 131,149
Joby Aviation, Inc.
(a)(b)
20,515 122,680
John Bean Technologies Corp. 1,913 188,201
Kadant, Inc. 701 246,394
Kirby Corp.
(a)
3,561 437,576
Korn Ferry 3,120 230,006
Kratos Defense & Security Solutions,
Inc.
(a)
7,825 176,375
Legalzoom.com, Inc.
(a)
5,904 39,439
Leonardo DRS, Inc.
(a)
3,136 88,435
ManpowerGroup, Inc. 2,908 222,695
Matson, Inc. 2,065 274,046
MAXIMUS, Inc. 3,661 340,070
McGrath RentCorp 1,490 163,647
MDU Resources Group, Inc. 11,572 311,750
Moog, Inc., Class A 1,703 333,958
MSC Industrial Direct Co., Inc., Class
A 2,694 239,631
Mueller Industries, Inc. 6,814 483,385
Mueller Water Products, Inc., Class A 9,307 192,469
MYR Group, Inc.
(a)
1,002 140,761
Net Power, Inc.
(a)(b)
1,555 14,866
Paycor HCM, Inc.
(a)
4,129 51,241
Plug Power, Inc.
(a)(b)
37,774 93,302
Resideo Technologies, Inc.
(a)
8,601 195,415
Rush Enterprises, Inc., Class A 3,699 188,686
RXO, Inc.
(a)
6,971 221,050
Ryder System, Inc. 2,645 370,723
Schneider National, Inc., Class B
(b)
2,275 61,220
SkyWest, Inc.
(a)
2,419 193,375
Spirit AeroSystems Holdings, Inc.,
Class A
(a)
6,972 252,735
SPX Technologies, Inc.
(a)
2,660 392,456
Stericycle, Inc.
(a)
5,601 327,939
Sterling Infrastructure, Inc.
(a)
1,822 212,008
Sunrun, Inc.
(a)(b)
13,082 229,327
Symbotic, Inc., Class A
(a)(b)
2,123 56,918
Tecnoglass, Inc. 1,335 71,836
Terex Corp. 3,949 249,814
Trinity Industries, Inc. 4,884 161,465
UniFirst Corp. 877 170,612
Valmont Industries, Inc. 1,204 359,225
Verra Mobility Corp., Class A
(a)
9,176 276,473
Vestis Corp. 7,434 96,419
Werner Enterprises, Inc. 3,768 147,668

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 17.1% (continued)
Zurn Elkay Water Solutions Corp. 8,688 282,012
20,228,814
Information Technology – 13.0%
ACI Worldwide, Inc.
(a)
6,390 276,240
Advanced Energy Industries, Inc. 2,256 262,531
Agilysys, Inc.
(a)
1,308 146,614
Alarm.com Holdings, Inc.
(a)
2,879 203,113
Allegro MicroSystems, Inc.
(a)
3,581 86,087
Ambarella, Inc.
(a)
2,298 120,967
Appian Corp., Class A
(a)
2,416 89,247
Asana, Inc., Class A
(a)(b)
4,809 69,971
ASGN, Inc.
(a)
2,725 257,976
Aurora Innovation, Inc., Class A
(a)
45,030 180,120
Avnet, Inc. 5,466 293,852
Axcelis Technologies, Inc.
(a)
1,953 246,762
Badger Meter, Inc. 1,769 364,697
Belden, Inc. 2,505 232,188
Blackbaud, Inc.
(a)
2,636 209,246
BlackLine, Inc.
(a)
3,104 147,502
Box, Inc., Class A
(a)
8,419 236,742
Braze, Inc., Class A
(a)
2,987 131,607
C3.ai, Inc., Class A
(a)(b)
5,103 136,505
Calix, Inc.
(a)
3,436 141,323
Cirrus Logic, Inc.
(a)
3,266 426,148
Cleanspark, Inc.
(a)(b)
13,408 214,528
Clear Secure, Inc., Class A 5,186 110,721
Clearwater Analytics Holdings, Inc.,
Class A
(a)
6,775 132,451
CommVault Systems, Inc.
(a)
2,635 402,760
Crane NXT Co. 2,933 184,427
Credo Technology Group Holding
Ltd.
(a)
7,616 211,344
DigitalOcean Holdings, Inc.
(a)
3,477 115,193
Diodes, Inc.
(a)
2,710 211,922
DXC Technology Co.
(a)
10,970 223,130
Envestnet, Inc.
(a)
2,074 128,547
Five9, Inc.
(a)
4,363 194,372
FormFactor, Inc.
(a)
4,643 248,679
HashiCorp, Inc., Class A
(a)
7,437 250,999
Impinj, Inc.
(a)
1,353 215,519
Insight Enterprises, Inc.
(a)
1,676 376,262
Instructure Holdings, Inc.
(a)(b)
1,250 29,200
Intapp, Inc.
(a)
1,948 69,797
InterDigital, Inc. 1,546 189,787
IPG Photonics Corp.
(a)
1,735 139,494
Itron, Inc.
(a)
2,749 284,357
Jamf Holding Corp.
(a)
3,271 59,892
JFrog Ltd.
(a)
4,541 175,101
Kulicke & Soffa Industries, Inc. 3,281 154,765
Kyndryl Holdings, Inc.
(a)
13,939 374,541
LiveRamp Holdings, Inc.
(a)
3,930 119,000
Lumentum Holdings, Inc.
(a)
4,092 211,884
Marathon Digital Holdings, Inc.
(a)(b)
16,225 319,146
Mirion Technologies, Inc., Class A
(a)
12,262 129,241
N-able, Inc.
(a)
3,865 53,878
nCino, Inc.
(a)
3,832 125,536
PagerDuty, Inc.
(a)
5,367 112,331
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 13.0% (continued)
Pegasystems, Inc. 2,392 166,770
Plexus Corp.
(a)
1,642 210,455
Power Integrations, Inc. 3,412 249,212
PowerSchool Holdings, Inc., Class A
(a)
3,458 78,012
Progress Software Corp. 2,639 154,118
Q2 Holdings, Inc.
(a)
3,441 232,164
Rapid7, Inc.
(a)
3,688 145,086
RingCentral, Inc., Class A
(a)
4,498 157,655
Riot Platforms, Inc.
(a)(b)
15,382 156,743
Rogers Corp.
(a)
1,113 135,986
Sanmina Corp.
(a)
3,366 253,561
Silicon Laboratories, Inc.
(a)
1,892 227,286
SiTime Corp.
(a)
1,072 152,170
SolarEdge Technologies, Inc.
(a)
3,399 98,095
Sprinklr, Inc., Class A
(a)(b)
7,250 71,267
Sprout Social, Inc., Class A
(a)
2,954 115,413
Squarespace, Inc., Class A
(a)
3,423 151,262
Synaptics, Inc.
(a)
2,337 204,067
Tenable Holdings, Inc.
(a)
7,081 325,160
Teradata Corp.
(a)
5,861 190,014
Varonis Systems, Inc., Class B
(a)
6,462 356,250
Vertex, Inc., Class A
(a)
2,910 115,381
Viasat, Inc.
(a)
5,835 117,984
Viavi Solutions, Inc.
(a)
13,129 105,557
Vishay Intertechnology, Inc. 6,889 167,472
Vontier Corp. 9,286 364,290
Wolfspeed, Inc.
(a)(b)
7,495 141,281
Workiva, Inc., Class A
(a)
2,972 219,244
Xerox Holdings Corp. 6,849 73,729
Zeta Global Holdings Corp., Class A
(a)
9,305 199,313
15,363,239
Materials – 6.4%
Alpha Metallurgical Resources, Inc. 653 192,903
Arcadium Lithium PLC
(a)(b)
62,030 197,255
Arch Resources, Inc. 1,060 155,343
Ashland, Inc. 3,023 292,173
ATI, Inc.
(a)
7,496 507,554
Avient Corp. 5,159 233,393
Balchem Corp. 1,945 345,160
Cabot Corp. 3,329 333,865
Carpenter Technology Corp. 2,943 429,295
Chemours Co. (The) 8,932 215,886
Constellium SE
(a)
7,721 137,511
Element Solutions, Inc. 13,578 365,927
Ginkgo Bioworks Holdings, Inc.
(a)
79,226 30,106
Greif, Inc., Class A 1,520 101,354
HB Fuller Co. 3,238 279,116
Hecla Mining Co. 35,061 202,653
Huntsman Corp. 9,978 238,774
Innospec, Inc. 1,489 195,267
Knife River Corp.
(a)
3,221 256,134
Louisiana-Pacific Corp. 3,906 383,413
Materion Corp. 1,227 147,768
Minerals Technologies, Inc. 1,949 152,763
MP Materials Corp.
(a)(b)
8,039 108,687
NewMarket Corp. 465 260,805
O-I Glass, Inc., Class I
(a)
9,212 123,072

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Materials – 6.4% (continued)
Pactiv Evergreen, Inc. 2,517 33,073
Quaker Chemical Corp. 834 151,429
Scotts Miracle-GRO Co. (The) 2,518 197,915
Sealed Air Corp. 8,694 330,807
Sensient Technologies Corp. 2,531 197,545
Silgan Holdings, Inc. 4,826 248,201
Sylvamo Corp. 2,128 156,855
Tronox Holdings PLC, Class A 7,007 113,233
Warrior Met Coal, Inc. 3,131 216,383
7,531,618
Real Estate – 6.4%
Apple Hospitality REIT, Inc.
(c)
13,680 202,327
Broadstone NET Lease, Inc., Class A
(c)
11,341 197,447
CareTrust REIT, Inc.
(c)
8,147 219,643
COPT Defense Properties
(c)
6,846 198,329
Cousins Properties, Inc.
(c)
9,164 252,102
Cushman & Wakefield PLC
(a)
9,923 130,091
DigitalBridge Group, Inc. 8,611 121,673
Douglas Emmett, Inc.
(c)
9,589 154,287
EPR Properties
(c)
4,485 201,825
Equity Commonwealth
(a)(c)
6,103 124,318
Essential Properties Realty Trust,
Inc.
(c)
10,297 304,688
Four Corners Property Trust, Inc.
(c)
5,464 148,293
Highwoods Properties, Inc.
(c)
6,319 195,699
Howard Hughes Holdings, Inc.
(a)
3,013 223,474
Independence Realty Trust, Inc.
(c)
13,614 253,901
Innovative Industrial Properties, Inc.,
Class A
(c)
1,676 205,830
Kilroy Realty Corp.
(c)
7,052 260,712
Kite Realty Group Trust
(c)
13,142 324,082
LXP Industrial Trust, Class B
(c)
17,368 178,890
Macerich Co. (The)
(c)
13,037 208,722
Medical Properties Trust, Inc.
(b)(c)
36,103 173,655
National Health Investors, Inc.
(c)
2,516 188,348
National Storage Affiliates Trust
(c)
4,304 183,221
Outfront Media, Inc.
(c)
8,004 129,825
Park Hotels & Resorts, Inc.
(c)
12,508 188,371
Phillips Edison & Co., Inc.
(c)
7,386 259,249
PotlatchDeltic Corp.
(c)
4,709 208,891
Rayonier, Inc.
(c)
7,334 222,440
Retail Opportunity Investments
Corp.
(c)
7,442 111,258
Sabra Health Care REIT, Inc.
(c)
13,897 225,548
SITE Centers Corp.
(c)
11,405 176,207
SL Green Realty Corp.
(c)
3,912 260,696
St. Joe Co. (The) 3,318 204,654
Tanger, Inc.
(c)
6,505 187,995
Terreno Realty Corp.
(c)
5,743 392,879
Vornado Realty Trust
(b)(c)
9,480 284,305
7,503,875
Utilities – 3.6%
ALLETE, Inc. 3,479 224,396
American States Water Co. 2,217 182,969
Avista Corp. 4,692 183,833
Black Hills Corp. 4,085 241,219
California Water Service Group 3,453 184,597
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Utilities – 3.6% (continued)
Clearway Energy, Inc., Class A 2,029 49,974
Clearway Energy, Inc., Class C 4,911 131,026
IDACORP, Inc., Class Rights 3,046 297,747
MGE Energy, Inc.
(b)
2,179 191,403
National Fuel Gas Co. 5,384 315,449
New Jersey Resources Corp. 5,960 278,630
NextEra Energy Partners LP
(b)
5,624 143,693
Northwestern Energy Group, Inc. 3,721 200,078
ONE Gas, Inc. 3,379 235,280
Ormat Technologies, Inc. 3,269 253,805
Otter Tail Corp. 2,273 220,299
PNM Resources, Inc. 5,402 224,615
Portland General Electric Co. 6,113 289,634
Southwest Gas Holdings, Inc. 3,384 250,957
Spire, Inc. 3,239 215,685
4,315,289
Total Common Stocks (cost $102,515,439) 117,615,498
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(d)(e)
(cost $278,033) 278,033 278,033
Investment of Cash Collateral for Securities Loaned – 1.7%
Registered Investment Companies – 1.7%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(d)(e)
(cost $1,976,176) 1,976,176 1,976,176
Total Investments (cost
$104,769,648) 101.6% 119,869,707
Liabilities, Less Cash and
Receivables (1.6)% (1,882,016)
Net Assets 100.0% 117,987,691
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $6,195,454 and the value of the collateral was $6,289,957, consisting of cash collateral of
$1,976,176 and U.S. Government & Agency securities valued at $4,313,781. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2024.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
Russell 2000 E-mini 3 9/20/2024 304,464 340,950 36,486
Gross Unrealized Appreciation 36,486

STATEMENT OF INVESTMENTS
July 31,2024 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.2%
Australia – 6.6%
AGL Energy Ltd. 20,409 138,335
Ampol Ltd. 8,370 182,934
ANZ Group Holdings Ltd. 104,144 1,975,580
APA Group 40,986 211,703
Aristocrat Leisure Ltd. 20,198 715,125
ASX Ltd. 6,610 280,433
Atlas Arteria Ltd. 33,219 113,666
Aurizon Holdings Ltd. 69,406 168,599
BHP Group Ltd. 165,835 4,580,688
BHP Group Ltd. 12,756 351,448
BlueScope Steel Ltd. 15,595 225,668
Brambles Ltd. 48,957 497,438
Car Group Ltd. 12,470 283,781
Charter Hall Group
(a)
18,454 152,800
Cochlear Ltd. 2,232 502,852
Coles Group Ltd. 44,097 521,197
Commonwealth Bank of Australia 58,610 5,262,075
Computershare Ltd. 18,638 336,518
CSL Ltd. 16,822 3,402,210
Dexus
(a)
40,241 184,468
Ebos Group Ltd. 5,503 117,666
Endeavour Group Ltd. 41,259 147,913
Evolution Mining Ltd. 72,451 185,931
Fortescue Ltd. 55,932 689,202
Goodman Group
(a)
64,581 1,480,219
GPT Group (The)
(a)
73,337 221,727
IDP Education Ltd. 9,706 94,690
IGO Ltd. 20,963 75,973
Insurance Australia Group Ltd. 86,754 419,214
Lendlease Corp. Ltd. 23,056 94,549
Lottery Corp. Ltd. (The) 75,508 245,055
Macquarie Group Ltd. 12,726 1,743,458
Medibank Pvt Ltd. 89,177 231,766
Mineral Resources Ltd. 5,847 207,246
Mirvac Group
(a)
132,965 185,808
National Australia Bank Ltd. 108,653 2,737,273
Northern Star Resources Ltd. 38,356 352,655
Orica Ltd. 16,881 197,979
Origin Energy Ltd. 61,326 420,082
Pilbara Minerals Ltd. 88,868 170,031
Pro Medicus Ltd. 1,612 151,327
Qantas Airways Ltd.
(b)
61,562 259,693
QBE Insurance Group Ltd. 52,149 615,685
Ramsay Health Care Ltd. 5,686 172,542
REA Group Ltd. 1,761 235,300
Reece Ltd. 10,921 197,113
Rio Tinto Ltd. 12,806 982,407
Santos Ltd. 114,513 597,470
Scentre Group
(a)
185,266 419,797
Seek Ltd. 11,175 160,322
Seven Group Holdings Ltd. 5,424 138,771
Sonic Healthcare Ltd. 16,331 294,971
South32 Ltd. 157,955 316,655
Stockland
(a)
85,427 256,606
Suncorp Group Ltd. 43,306 503,647
Telstra Group Ltd. 402,430 1,035,382
TPG Telecom Ltd. 14,591 45,258
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Australia – 6.6% (continued)
Transurban Group 109,504 930,297
Treasury Wine Estates Ltd. 26,977 217,558
Vicinity Ltd.
(a)
126,433 174,204
Washington H Soul Pattinson & Co.
Ltd. 7,281 168,785
Wesfarmers Ltd. 38,866 1,869,204
Westpac Banking Corp. 122,172 2,377,399
Whitehaven Coal Ltd. 25,207 127,073
Wisetech Global Ltd. 5,856 363,507
Woodside Energy Group Ltd. 2,305 41,449
Woodside Energy Group Ltd. 63,752 1,148,992
Woolworths Group Ltd. 42,652 960,888
Worley Ltd. 13,124 130,092
44,998,349
Austria – 0.3%
ANDRITZ AG 2,516 161,039
Bawag Group AG
(c)
2,683 195,826
CA Immobilien Anlagen AG 1,688 55,163
Erste Group Bank AG 11,200 582,706
EVN AG 976 31,895
OMV AG 4,706 197,074
Raiffeisen Bank International AG 4,210 82,047
Telekom Austria AG, Class A 4,730 43,813
Verbund AG 1,092 87,442
Vienna Insurance Group AG Wiener
Versicherung Gruppe 1,224 39,404
Voestalpine AG 3,641 93,219
Wienerberger AG 3,878 137,473
1,707,101
Belgium – 0.8%
Ackermans & Van Haaren NV 828 158,947
Ageas SA/NV 5,552 265,185
Anheuser-Busch InBev SA/NV 32,858 1,954,136
Azelis Group NV 4,547 86,105
Colruyt Group N.V 1,318 63,209
D'ieteren Group 717 164,794
Elia Group SA 767 79,594
Groupe Bruxelles Lambert NV 2,904 216,827
KBC Group NV 8,879 688,314
Sofina SA 540 127,618
Solvay SA, Class A 2,861 100,678
Syensqo SA 2,330 206,065
UCB SA 4,198 702,521
Umicore SA 6,938 95,271
Warehouses de Pauw CVA
(a)
6,630 179,932
5,089,196
Bermuda – 0.0%
Seadrill Ltd.
(b)
2,111 116,414
Canada – 10.6%
Agnico Eagle Mines Ltd. 16,921 1,304,857
Air Canada
(b)
13,874 159,785
Algonquin Power & Utilities Corp. 25,856 161,337
Alimentation Couche-Tard, Inc. 25,763 1,587,237
AltaGas Ltd., Class Common
Subscription Receipt 11,083 264,108

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 10.6% (continued)
ARC Resources Ltd. 19,604 339,020
Bank of Montreal 25,844 2,178,533
Bank of Nova Scotia (The) 43,353 2,023,213
Barrick Gold Corp. 59,607 1,103,730
BCE, Inc. 31,175 1,050,939
Brookfield Asset Management Ltd.,
Class A 12,620 550,495
Brookfield Corp., Class A 54,020 2,632,862
BRP, Inc. 1,228 88,919
CAE, Inc.
(b)
11,322 205,877
Cameco Corp. 14,991 681,917
Canadian Apartment Properties
REIT
(a)
5,773 200,589
Canadian Imperial Bank of
Commerce 32,371 1,673,089
Canadian National Railway Co. 20,062 2,321,119
Canadian Natural Resources Ltd. 74,282 2,635,856
Canadian Pacific Kansas City Ltd. 32,779 2,747,224
Canadian Tire Corp. Ltd., Class A 1,766 181,247
Canadian Utilities Ltd., Class A 4,921 115,166
CCL Industries, Inc., Class B 4,796 260,761
Cenovus Energy, Inc. 46,554 937,517
CGI, Inc., Class A
(b)
7,224 823,247
Choice Properties Real Estate
Investment Trust
(a)
9,937 99,697
Constellation Software, Inc. 703 2,216,853
Dollarama, Inc. 10,020 938,788
Emera, Inc. 10,039 362,187
Empire Co. Ltd., Class Common
Subscription Receipt 4,107 108,513
Enbridge, Inc. 73,718 2,757,254
Fairfax Financial Holdings Ltd. 807 951,161
First Quantum Minerals Ltd. 23,143 283,120
Firstservice Corp. 1,206 210,156
Fortis, Inc. 16,362 683,640
Franco-Nevada Corp. 6,493 836,248
George Weston Ltd. 1,941 300,427
GFL Environmental, Inc. 5,600 217,157
Gildan Activewear, Inc. 5,606 228,144
Great-West Lifeco, Inc. 9,188 275,816
Hydro One Ltd.
(c)
11,378 356,384
IA Financial Corp., Inc. 3,104 209,772
IGM Financial, Inc. 3,101 87,814
Imperial Oil Ltd. 5,716 409,258
Intact Financial Corp. 6,051 1,098,987
Ivanhoe Mines Ltd., Class A
(b)
19,527 255,139
Keyera Corp. 8,950 252,345
Kinross Gold Corp. 42,489 385,998
Loblaw Cos. Ltd. 4,865 599,563
Lundin Mining Corp., Class Common
Subscription Receipt 23,605 238,194
Magna International, Inc. 8,777 389,277
Manulife Financial Corp. 63,438 1,688,986
Metro, Inc., Class A 8,273 492,386
National Bank of Canada 11,471 958,899
Northland Power, Inc. 8,726 145,849
Nutrien Ltd. 16,904 866,461
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 10.6% (continued)
Onex Corp. 2,068 141,629
Open Text Corp. 9,264 291,845
Pan American Silver Corp. 13,063 300,134
Pembina Pipeline Corp., Class
Common Subscription Receipt 20,101 778,606
Power Corp. of Canada 17,968 519,745
Quebecor, Inc., Class B 5,286 116,706
Restaurant Brands International, Inc. 9,659 675,910
Rogers Communications, Inc., Class B 12,826 495,697
Royal Bank of Canada 49,705 5,551,042
Saputo, Inc. 8,862 203,548
Shopify, Inc., Class A
(b)
40,111 2,455,236
Stantec, Inc. 3,733 328,267
Sun Life Financial, Inc. 20,028 993,680
Suncor Energy, Inc. 46,430 1,853,234
TC Energy Corp. 35,635 1,512,124
Teck Resources Ltd., Class B 16,207 794,013
TELUS Corp. 50,163 809,391
TFI International, Inc. 2,594 403,545
Thomson Reuters Corp. 4,722 764,811
Toronto-Dominion Bank (The) 62,042 3,661,576
Tourmaline Oil Corp., Class Common
Subscription Receipt 11,416 502,025
Waste Connections, Inc. 8,839 1,571,115
West Fraser Timber Co. Ltd. 1,999 177,160
Wheaton Precious Metals Corp. 15,719 939,305
WSP Global, Inc. 4,033 669,534
71,642,995
Chile – 0.0%
Antofagasta PLC 11,546 299,573
China – 0.1%
BYD Electronic International Co. Ltd. 24,500 95,341
China Mengniu Dairy Co. Ltd. 106,000 177,752
CSPC Pharmaceutical Group Ltd. 292,000 217,542
Fosun International Ltd. 81,500 42,461
Yangzijiang Shipbuilding Holdings
Ltd. 90,800 182,605
715,701
Denmark – 3.1%
AP Moller - Maersk A/S, Class A 102 165,664
AP Moller - Maersk A/S, Class B 108 179,011
Carlsberg A/S, Class B 3,154 381,175
Coloplast A/S, Class B 4,364 567,404
Danske Bank A/S 22,877 699,988
Demant A/S
(b)
2,588 99,078
DSV A/S 6,118 1,121,413
Genmab A/S
(b)
2,255 639,296
Novo Nordisk A/S, Class B 111,457 14,740,467
Novozymes A/S, Class B 12,598 802,001
Orsted A/S
(b)(c)
6,520 388,029
Pandora A/S 3,046 477,490
Svitzer Group A/S
(b)
400 15,328
Tryg A/S 10,202 223,394
Vestas Wind Systems A/S
(b)
35,331 872,272
21,372,010

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Faroe Islands – 0.0%
Bakkafrost P/F 1,789 93,258
Finland – 0.9%
Elisa OYJ 4,612 214,697
Fortum OYJ 15,960 245,065
Huhtamaki OYJ 3,392 137,496
Kesko OYJ, Class B 9,174 165,784
Kone OYJ, Class B 11,716 597,888
Metso OYJ 25,372 257,473
Neste OYJ 13,863 279,921
Nokia OYJ 178,852 700,792
Nordea Bank Abp 111,081 1,300,571
Orion OYJ, Class B 3,752 172,430
Sampo OYJ, Class A 14,940 654,261
Stora ENSO OYJ, Class R 20,249 252,858
UPM-Kymmene OYJ 18,480 610,514
Wartsila OYJ Abp 16,937 349,231
5,938,981
France – 8.4%
Aeroports de Paris SA 1,005 132,132
Air Liquide SA 19,819 3,619,676
Airbus SE 20,266 3,069,297
AXA SA 61,460 2,160,773
BNP Paribas SA 35,061 2,407,639
Bollore SE 25,545 159,219
Bouygues SA 6,383 220,611
Capgemini SE 5,419 1,076,611
Cie de Saint-Gobain SA 16,220 1,394,303
CIE Generale des Etablissements
Michelin SCA 23,401 926,792
Credit Agricole SA 37,499 569,304
Danone SA 21,702 1,412,780
Dassault Systemes SE 23,131 877,052
Engie SA 60,506 951,984
EssilorLuxottica SA 10,016 2,294,469
Hermes International SCA 1,118 2,447,398
Kering SA 2,433 749,016
Legrand SA 9,010 973,801
L'Oréal SA 7,852 3,404,179
LVMH Moet Hennessy Louis Vuitton
SE 9,127 6,449,234
Orange SA 65,252 723,743
Pernod Ricard SA 6,615 887,602
Safran SA 12,403 2,725,860
Sanofi SA 38,520 3,973,588
Sartorius Stedim Biotech 850 170,114
Schneider Electric SE 18,682 4,505,085
Societe Generale SA 26,646 691,430
Thales SA 3,498 556,233
TotalEnergies SE 78,582 5,312,893
Vinci SA 16,887 1,929,671
56,772,489
Germany – 6.6%
adidas AG 5,779 1,446,423
Allianz SE 13,733 3,875,609
BASF SE 31,019 1,446,678
Bayer AG 33,543 997,982
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Germany – 6.6% (continued)
Bayerische Motoren Werke AG 10,469 972,211
Beiersdorf AG 3,398 493,450
BioNTech SE, ADR
(b)
3,256 280,808
Carl Zeiss Meditec AG, BR 1,427 97,822
Continental AG 3,762 230,818
Daimler Truck Holding AG 18,696 723,053
Delivery Hero SE, Class A
(b)(c)
7,309 163,006
Deutsche Bank AG 66,667 1,041,417
Deutsche Boerse AG 6,399 1,311,472
Deutsche Post AG 32,744 1,461,580
Deutsche Telekom AG 113,190 2,960,408
E.ON SE 77,168 1,082,622
Evonik Industries AG 7,609 154,505
Fresenius Medical Care AG 7,112 276,128
Fresenius SE & Co. KGaA
(b)
14,694 527,733
Hannover Rueck SE 2,013 500,347
Hapag-Lloyd AG
(c)
238 42,340
Heidelberg Materials AG 4,379 457,172
Henkel AG & Co. KGaA 3,418 265,006
Infineon Technologies AG 45,335 1,572,275
Knorr-Bremse AG 2,521 203,097
Mercedes-Benz Group AG 27,545 1,822,960
Merck KGaA 4,470 801,972
MTU Aero Engines AG 1,888 534,654
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 4,714 2,324,022
Rheinmetall AG 1,473 803,023
RWE AG 26,370 984,170
SAP SE 35,969 7,590,571
Siemens AG 25,765 4,723,476
Siemens Energy AG
(b)
17,254 502,424
Siemens Healthineers AG
(c)
9,563 513,577
Symrise AG, Class A 4,616 583,163
Talanx AG 2,089 158,800
Volkswagen AG 1,022 120,654
Vonovia SE 24,503 753,282
44,800,710
Hong Kong – 1.7%
AIA Group Ltd. 396,400 2,663,979
Alibaba Health Information
Technology Ltd.
(b)
180,000 76,267
Budweiser Brewing Co. APAC Ltd.
(c)
45,700 55,633
Cathay Pacific Airways Ltd. 23,000 24,025
China Gas Holdings Ltd. 104,000 94,654
Chow Tai Fook Jewellery Group Ltd. 68,800 62,529
CK Asset Holdings Ltd. 67,000 256,439
CK Hutchison Holdings Ltd. 93,000 488,095
CK Infrastructure Holdings Ltd. 19,500 130,175
CLP Holdings Ltd. 67,000 575,058
DFI Retail Group Holdings Ltd. 12,600 23,310
ESR Group Ltd.
(c)
91,800 139,134
Futu Holdings Ltd., ADR
(b)
2,461 155,732
Galaxy Entertainment Group Ltd. 63,000 264,919
Geely Automobile Holdings Ltd. 200,000 203,789
Hang Lung Properties Ltd. 53,000 39,011
Hang Seng Bank Ltd. 25,000 306,740

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Hong Kong – 1.7% (continued)
Henderson Land Development Co.
Ltd. 44,000 123,630
HK Electric Investments & HK
Electric Investments Ltd. 100,000 67,716
HKT Trust & HKT Ltd. 143,000 173,167
Hong Kong & China Gas Co. Ltd. 329,507 268,684
Hong Kong Exchanges & Clearing Ltd. 41,700 1,237,335
HongKong Land Holdings Ltd. 38,100 123,254
Jardine Matheson Holdings Ltd. 6,100 214,720
Link REIT
(a)
91,003 384,421
MTR Corp. Ltd. 60,000 194,316
Power Assets Holdings Ltd. 50,000 318,740
Prudential PLC 93,755 842,006
Sino Biopharmaceutical Ltd. 339,000 121,939
Sino Land Co. Ltd. 124,000 128,254
Sun Hung Kai Properties Ltd. 53,000 460,324
Swire Pacific Ltd., Class A 15,500 133,631
Swire Pacific Ltd., Class B 12,500 16,225
Swire Properties Ltd. 43,400 68,667
Techtronic Industries Co. Ltd. 49,000 627,867
WH Group Ltd.
(c)
264,500 171,999
Wharf Holdings Ltd. (The)
(d)
34,000 93,356
Wharf Real Estate Investment Co. Ltd. 53,000 130,397
Xinyi Glass Holdings Ltd. 55,000 58,225
11,518,362
Ireland – 0.9%
AerCap Holdings NV 6,864 644,873
AIB Group PLC 54,556 312,885
Bank of Ireland Group PLC 37,427 424,235
DCC PLC 3,531 243,098
Experian PLC 31,963 1,507,541
ICON PLC
(b)
2,810 922,916
James Hardie Industries PLC, CDI
(b)
14,940 533,352
Kerry Group PLC, Class A 5,229 488,877
Kingspan Group PLC 5,274 493,084
Ryanair Holdings PLC, ADR 5,912 598,886
6,169,747
Israel – 0.8%
Airport City Ltd.
(b)
2,111 29,325
Amot Investments Ltd. 2,965 12,069
Azrieli Group Ltd. 1,218 75,161
Bank Hapoalim BM 42,991 397,077
Bank Leumi Le-Israel BM 50,682 439,817
Bezeq The Israeli Telecommunication
Corp. Ltd. 70,527 80,254
Big Shopping Centers Ltd.
(b)
653 64,080
Camtek Ltd. 795 80,319
Cellebrite DI Ltd.
(b)
832 11,398
Check Point Software Technologies
Ltd.
(b)
3,106 569,796
CyberArk Software Ltd.
(b)
1,550 397,389
Delek Group Ltd. 336 34,965
Elbit Systems Ltd. 832 149,467
Energix-Renewable Energies Ltd. 9,759 33,574
Enlight Renewable Energy Ltd.
(b)
3,761 57,926
Fattal Holdings 1998 Ltd.
(b)
229 24,366
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Israel – 0.8% (continued)
First International Bank of Israel Ltd.
(The) 1,951 79,207
Global-e Online Ltd.
(b)
2,349 80,618
Harel Insurance Investments &
Financial Services Ltd. 5,684 51,275
ICL Group Ltd. 22,109 93,285
Inmode Ltd.
(b)
2,815 51,008
Israel Corp. Ltd. 189 39,948
Israel Discount Bank Ltd., Class A 44,022 226,240
Melisron Ltd. 1,050 73,978
Mivne Real Estate Kd Ltd. 21,172 49,130
Mizrahi Tefahot Bank Ltd. 5,227 189,833
Monday.com Ltd.
(b)
1,191 273,704
Nice Ltd.
(b)
2,233 407,268
Nova Ltd.
(b)
909 183,721
OPC Energy Ltd.
(b)
5,122 36,768
Phoenix Holdings Ltd. (The) 6,134 59,526
Plus500 Ltd. 2,273 68,493
Shapir Engineering And Industry
Ltd.
(b)
4,777 26,709
Strauss Group Ltd. 693 10,172
Teva Pharmaceutical Industries Ltd.
(b)
38,151 654,235
Tower Semiconductor Ltd.
(b)
4,008 162,505
Wix.com Ltd.
(b)
1,929 300,779
5,575,385
Italy – 2.2%
A2A SpA 61,317 129,849
Amplifon SpA 4,562 145,134
Banca Mediolanum SpA 8,400 99,168
Banco BPM SpA 45,481 314,975
Davide Campari-Milano NV 16,572 149,557
ENEL SpA 268,810 1,918,056
ENI SpA 72,649 1,163,321
Ferrari NV 4,450 1,831,755
FinecoBank Banca Fineco SpA 21,532 365,806
Generali 34,993 906,131
Infrastrutture Wireless Italiane SpA
(c)
11,989 133,365
Intesa Sanpaolo SpA 535,408 2,172,906
Leonardo SpA 13,494 321,386
Mediobanca Banca di Credito
Finanziario SpA 20,930 339,612
Moncler SpA 6,697 399,155
Nexi SpA
(b)(c)
15,456 94,931
Pirelli & C SpA
(c)
11,187 70,042
Poste Italiane SpA
(c)
14,849 201,092
Prada SpA 17,900 129,232
Prysmian SpA 9,186 631,598
Recordati Industria Chimica e
Farmaceutica SpA 3,605 196,414
Snam SpA 73,073 349,262
Stevanato Group SpA 1,187 24,547
Telecom Italia SpA
(b)(d)
379,520 93,101
Telecom Italia SpA-RSP
(b)
156,522 42,360
Terna Rete Elettrica Nazionale SpA 49,698 413,554
UniCredit SpA 57,652 2,367,829
15,004,138

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8%
ABC-Mart, Inc. 3,900 76,401
Acom Co. Ltd. 14,700 42,382
Advantest Corp. 26,000 1,041,832
AEON Co. Ltd. 27,700 632,391
AEON Mall Co. Ltd. 4,300 59,001
AGC, Inc. 7,800 279,890
Air Water, Inc. 6,400 94,537
Aisin Corp. 4,400 150,605
Ajinomoto Co., Inc. 17,700 733,010
Alfresa Holdings Corp. 5,200 81,701
Amada Co. Ltd. 11,500 136,623
ANA Holdings, Inc. 15,800 302,065
Asahi Group Holdings Ltd. 16,700 616,566
Asahi Intecc Co. Ltd. 5,900 93,366
Asahi Kasei Corp. 46,000 334,468
Asics Corp. 23,500 386,565
Astellas Pharma, Inc. 60,300 700,347
Azbil Corp. 4,400 128,321
Bandai Namco Holdings, Inc. 20,400 434,683
BayCurrent Consulting, Inc. 4,200 126,871
Bridgestone Corp. 18,900 776,927
Brother Industries Ltd. 9,300 192,416
Calbee, Inc. 2,700 61,856
Canon, Inc. 34,900 1,099,932
Capcom Co. Ltd. 12,200 259,633
Central Japan Railway Co. 32,700 770,447
Chiba Bank Ltd. (The) 24,200 229,760
Chubu Electric Power Co., Inc. 25,900 325,945
Chugai Pharmaceutical Co. Ltd. 21,600 948,786
Coca-Cola Bottlers Japan Holdings,
Inc. 4,900 72,754
Concordia Financial Group Ltd. 37,700 240,542
Cosmos Pharmaceutical Corp. 600 53,496
CyberAgent, Inc. 16,800 107,906
Dai Nippon Printing Co. Ltd. 8,600 284,075
Daifuku Co. Ltd. 12,200 222,253
Dai-ichi Life Holdings, Inc. 33,400 1,031,791
Daiichi Sankyo Co. Ltd. 67,200 2,745,883
Daikin Industries Ltd. 9,900 1,441,310
Daito Trust Construction Co. Ltd. 2,100 253,114
Daiwa House Industry Co. Ltd. 22,100 630,568
Daiwa House REIT Investment
Corp.
(a)
75 120,680
Daiwa Securities Group, Inc. 49,900 417,049
Denso Corp. 62,400 1,042,627
Dentsu Group, Inc. 7,600 202,199
Disco Corp. 3,000 986,176
East Japan Railway Co. 38,200 717,234
Ebara Corp. 16,200 236,228
Eisai Co. Ltd. 9,800 375,169
Electric Power Development Co. Ltd. 5,600 92,266
ENEOS Holdings, Inc. 93,600 492,821
FANUC Corp. 32,700 980,174
Fast Retailing Co. Ltd. 5,600 1,550,179
Fuji Electric Co. Ltd. 4,600 260,848
Fujifilm Holdings Corp. 32,200 766,157
Fujitsu Ltd. 65,700 1,193,176
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Fukuoka Financial Group, Inc. 6,100 173,237
GLP J-REIT
(a)
172 150,211
GMO Payment Gateway, Inc. 1,400 78,802
Hakuhodo DY Holdings, Inc. 7,800 63,868
Hamamatsu Photonics KK 4,000 115,619
Hankyu Hanshin Holdings, Inc. 8,700 248,927
Haseko Corp. 10,100 126,468
Hikari Tsushin, Inc. 700 131,244
Hirose Electric Co. Ltd. 1,100 138,359
Hitachi Construction Machinery Co.
Ltd. 3,000 75,608
Hitachi Ltd. 160,800 3,513,960
Honda Motor Co. Ltd. 170,000 1,860,893
Hoshizaki Corp. 3,800 119,890
Hoya Corp. 12,300 1,548,332
Hulic Co. Ltd. 18,900 184,842
Ibiden Co. Ltd. 4,200 163,104
Idemitsu Kosan Co. Ltd. 39,900 266,248
IHI Corp. 4,400 162,302
Iida Group Holdings Co. Ltd. 5,800 87,120
INPEX Corp. 29,500 456,048
Isetan Mitsukoshi Holdings Ltd. 11,700 235,695
Isuzu Motors Ltd. 21,500 295,436
ITO EN Ltd. 1,800 42,793
ITOCHU Corp. 43,700 2,260,515
J Front Retailing Co. Ltd. 10,500 127,569
Japan Airlines Co. Ltd. 15,000 245,547
Japan Exchange Group, Inc. 18,000 424,578
Japan Metropolitan Fund Invest
(a)
216 134,372
Japan Post Bank Co. Ltd. 13,800 144,503
Japan Post Holdings Co. Ltd. 71,600 763,302
Japan Post Insurance Co. Ltd. 6,300 131,184
Japan Tobacco, Inc. 38,300 1,128,687
JFE Holdings, Inc. 18,400 270,265
JGC Holdings Corp. 8,000 68,377
JTEKT Corp. 5,200 37,913
Kajima Corp. 16,300 316,337
Kansai Electric Power Co., Inc. (The) 26,200 447,956
Kansai Paint Co. Ltd. 7,600 124,966
KAO Corp. 15,600 684,716
Kawasaki Heavy Industries Ltd. 5,200 193,747
Kawasaki Kisen Kaisha Ltd. 12,800 199,070
KDDI Corp. 53,300 1,601,196
Keihan Holdings Co. Ltd. 4,100 83,412
KEIO Corp. 4,100 102,541
Keisei Electric Railway Co. Ltd. 5,400 161,469
Kewpie Corp. 3,400 86,955
Keyence Corp. 6,100 2,671,335
Kikkoman Corp. 27,500 345,441
Kintetsu Group Holdings Co. Ltd. 7,700 178,401
Kirin Holdings Co. Ltd. 27,300 386,566
Kobayashi Pharmaceutical Co. Ltd. 2,200 88,111
Kobe Bussan Co. Ltd. 4,900 128,899
Koei Tecmo Holdings Co. Ltd. 1,800 17,580
Koito Manufacturing Co. Ltd. 6,700 99,992
Kokusai Electric Corp. 2,300 64,203
Komatsu Ltd. 31,200 903,485

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Konami Group Corp. 3,300 250,253
Kose Corp. 1,000 66,363
Kubota Corp. 37,200 538,987
Kuraray Co. Ltd. 11,900 147,030
Kurita Water Industries Ltd. 3,800 163,204
Kyocera Corp. 46,900 592,562
Kyowa Kirin Co. Ltd. 8,600 181,705
Kyushu Electric Power Co., Inc. 17,300 181,670
Kyushu Railway Co. 5,300 141,606
Lasertec Corp. 2,600 463,632
Lion Corp. 9,200 79,214
Lixil Corp. 9,300 107,550
LY Corp. 90,900 225,347
M3, Inc. 12,500 116,767
Makita Corp. 8,700 285,528
Marubeni Corp. 58,800 1,117,888
Marui Group Co. Ltd. 6,400 103,640
MatsukiyoCocokara & Co. 12,500 203,584
Mazda Motor Corp. 19,100 174,167
McDonald's Holdings Co. Japan Ltd. 2,500 103,184
Mebuki Financial Group, Inc. 32,900 138,851
Medipal Holdings Corp. 6,200 112,371
MEIJI Holdings Co. Ltd. 8,800 222,193
Minebea Mitsumi, Inc. 13,600 327,933
Misumi Group, Inc. 10,500 194,180
Mitsubishi Chemical Group Corp. 48,000 285,269
Mitsubishi Corp. 129,500 2,706,022
Mitsubishi Electric Corp. 68,900 1,191,073
Mitsubishi Estate Co. Ltd. 39,500 675,879
Mitsubishi Gas Chemical Co., Inc. 7,700 146,672
Mitsubishi HC Capital, Inc. 29,100 210,910
Mitsubishi Heavy Industries Ltd. 112,500 1,368,304
Mitsubishi Motors Corp. 22,600 65,955
Mitsubishi UFJ Financial Group, Inc. 401,300 4,667,520
Mitsui & Co. Ltd. 102,400 2,402,446
Mitsui Chemicals, Inc. 6,100 177,454
Mitsui Fudosan Co. Ltd. 94,900 992,457
Mitsui OSK Lines Ltd. 12,600 402,972
Mizuho Financial Group, Inc. 87,960 2,015,726
MonotaRO Co. Ltd. 8,900 125,106
MS&AD Insurance Group Holdings,
Inc. 45,100 1,073,695
Murata Manufacturing Co. Ltd. 64,700 1,440,979
Nagoya Railroad Co. Ltd. 6,700 81,423
NEC Corp. 9,000 777,615
Nexon Co. Ltd. 15,700 341,735
NGK Insulators Ltd. 11,700 159,139
NH Foods Ltd. 3,700 122,366
Nichirei Corp. 4,300 112,916
Nidec Corp. 16,500 734,527
Nikon Corp. 12,800 147,643
Nintendo Co. Ltd. 39,600 2,207,662
Nippon Building Fund, Inc.
(a)
56 215,499
Nippon Express Holdings, Inc. 2,900 143,786
Nippon Paint Holdings Co. Ltd. 32,800 208,799
Nippon ProLogis REIT, Inc.
(a)
84 137,953
Nippon Sanso Holdings Corp. 7,500 247,740
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Nippon Steel Corp. 29,700 647,454
Nippon Telegraph & Telephone Corp. 1,847,400 1,969,447
Nippon Television Holdings, Inc. 6,000 96,703
Nippon Yusen KK 16,400 533,986
Nissan Chemical Corp. 4,400 142,534
Nissan Motor Co. Ltd. 86,700 280,164
Nisshin Seifun Group, Inc. 9,200 114,098
Nissin Foods Holdings Co. Ltd. 6,200 184,319
Niterra Co. Ltd. 6,400 192,264
Nitori Holdings Co. Ltd. 2,600 308,713
Nitto Denko Corp. 4,900 427,928
Nomura Holdings, Inc. 104,600 653,559
Nomura Real Estate Holdings, Inc. 3,600 101,473
Nomura Real Estate Master Fund,
Inc.
(a)
127 124,670
Nomura Research Institute Ltd. 13,300 412,807
NSK Ltd. 14,700 77,740
NTT Data Group Corp. 21,300 334,025
Obayashi Corp. 23,600 311,430
OBIC Business Consultants Co. Ltd. 1,000 42,423
OBIC Co. Ltd. 2,200 333,378
Odakyu Electric Railway Co. Ltd. 11,200 113,258
OJI Holdings Corp. 33,600 142,497
Olympus Corp. 43,700 756,313
Omron Corp. 5,800 214,753
ONO Pharmaceutical Co. Ltd. 12,900 191,837
Open House Group Co. Ltd. 2,200 78,373
Oracle Corp. Japan 1,200 97,541
Oriental Land Co. Ltd. 38,800 1,104,224
ORIX Corp. 39,700 966,774
ORIX Jreit, Inc.
(a)
92 95,449
Osaka Gas Co. Ltd. 14,800 335,130
Otsuka Corp. 8,500 188,180
Otsuka Holdings Co. Ltd. 15,600 804,884
Pan Pacific International Holdings
Corp. 13,000 340,509
Panasonic Holdings Corp. 78,900 653,392
Persol Holdings Co. Ltd. 53,800 92,432
Rakuten Group, Inc.
(b)
49,300 289,129
Recruit Holdings Co. Ltd. 50,100 2,882,931
Renesas Electronics Corp. 44,600 764,182
Resona Holdings, Inc. 83,100 603,118
Resonac Holdings Corp. 6,100 153,169
Ricoh Co. Ltd. 18,900 177,305
Rinnai Corp. 4,300 105,742
ROHM Co. Ltd. 11,200 152,524
Rohto Pharmaceutical Co. Ltd. 7,500 176,210
Ryohin Keikaku Co. Ltd. 9,300 175,634
Santen Pharmaceutical Co. Ltd. 13,400 161,021
SBI Holdings, Inc. 9,100 238,477
Screen Holdings Co. Ltd. 3,000 257,112
SCSK Corp. 5,200 102,075
Secom Co. Ltd. 6,900 441,259
Sega Sammy Holdings, Inc. 4,400 71,574
Seibu Holdings, Inc. 8,300 155,397
Seiko Epson Corp. 10,100 176,579
Sekisui Chemical Co. Ltd. 13,900 210,034

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Sekisui House Ltd. 21,300 535,119
Seven & i Holdings Co. Ltd. 80,200 965,055
SG Holdings Co. Ltd. 15,900 160,997
Sharp Corp.
(b)(d)
9,800 57,200
Shimadzu Corp. 9,600 284,440
Shimamura Co. Ltd. 1,300 63,453
Shimano, Inc. 2,700 479,669
Shimizu Corp. 18,600 117,526
Shin-Etsu Chemical Co. Ltd. 69,000 3,094,590
Shinko Electric Industries Co. Ltd. 1,600 60,540
Shionogi & Co. Ltd. 10,300 451,609
Shiseido Co. Ltd. 14,100 442,324
Shizuoka Financial Group, Inc. 18,300 184,569
SMC Corp. 1,900 936,362
SoftBank Corp. 97,800 1,277,263
SoftBank Group Corp. 33,900 2,064,282
Sohgo Security Services Co. Ltd. 13,400 86,282
Sojitz Corp. 8,500 203,433
Sompo Holdings, Inc. 32,100 739,670
Sony Group Corp. 43,700 3,929,689
Square Enix Holdings Co. Ltd. 2,500 84,607
Stanley Electric Co. Ltd. 5,300 105,059
Subaru Corp. 21,400 424,771
Sugi Holdings Co. Ltd. 4,600 78,618
Sumco Corp. 10,800 178,983
Sumitomo Chemical Co. Ltd. 44,100 113,958
Sumitomo Corp. 40,400 1,014,430
Sumitomo Electric Industries Ltd. 25,900 397,641
Sumitomo Forestry Co. Ltd. 5,400 230,593
Sumitomo Heavy Industries Ltd. 3,900 106,041
Sumitomo Metal Mining Co. Ltd. 8,800 269,626
Sumitomo Mitsui Financial Group,
Inc. 46,200 3,351,542
Sumitomo Mitsui Trust Holdings, Inc. 23,300 594,811
Sumitomo Realty & Development Co.
Ltd. 15,100 502,096
Sumitomo Rubber Industries Ltd. 5,700 60,122
Sundrug Co. Ltd. 1,900 52,659
Suntory Beverage & Food Ltd. 4,400 158,559
Suzuki Motor Corp. 55,600 650,194
Sysmex Corp. 17,300 284,290
T&D Holdings, Inc. 17,900 338,941
Taisei Corp. 5,700 243,404
Taiyo Yuden Co. Ltd. 4,500 135,963
Takeda Pharmaceutical Co. Ltd. 52,700 1,506,815
TBS Holdings, Inc. 4,500 127,439
TDK Corp. 13,600 952,253
Terumo Corp. 49,600 892,048
THK Co. Ltd. 3,700 70,479
TIS, Inc. 7,800 167,447
Tobu Railway Co. Ltd. 8,200 143,933
Toei Animation Co. Ltd. 1,500 23,318
Toho Co. Ltd. 3,700 133,235
Tohoku Electric Power Co., Inc. 15,700 132,990
Tokio Marine Holdings, Inc. 66,000 2,641,579
Tokyo Century Corp. 4,800 51,490
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Tokyo Electric Power Co. Holdings,
Inc.
(b)
51,000 253,475
Tokyo Electron Ltd. 16,000 3,298,684
Tokyo Gas Co. Ltd. 13,600 298,466
Tokyu Corp. 20,200 244,545
Tokyu Fudosan Holdings Corp. 19,700 143,370
Toppan Holdings, Inc. 9,400 267,081
Toray Industries, Inc. 50,900 265,664
Tosoh Corp. 11,700 159,644
Toto Ltd. 5,200 142,701
Toyo Suisan Kaisha Ltd. 3,100 211,083
Toyota Boshoku Corp. 2,600 35,433
Toyota Industries Corp. 5,600 477,522
Toyota Motor Corp. 400,700 7,853,677
Toyota Tsusho Corp. 25,400 512,018
Trend Micro, Inc. 4,400 211,987
Tsuruha Holdings, Inc. 1,000 61,684
Unicharm Corp. 14,500 483,590
United Urban Investment Corp.
(a)
105 100,073
USS Co. Ltd. 14,100 127,074
Welcia Holdings Co. Ltd. 2,100 28,068
West Japan Railway Co. 16,000 314,343
Yakult Honsha Co. Ltd. 8,600 176,390
Yamada Holdings Co. Ltd. 27,700 84,043
Yamaha Corp. 5,500 131,414
Yamaha Motor Co. Ltd. 33,600 315,991
Yamato Holdings Co. Ltd. 9,600 116,571
Yamazaki Baking Co. Ltd. 4,400 108,757
Yaskawa Electric Corp. 9,600 335,483
Yokogawa Electric Corp. 9,000 228,559
Yokohama Rubber Co. Ltd. (The) 4,400 101,095
Zensho Holdings Co. Ltd. 2,600 105,531
ZOZO, Inc. 4,100 119,517
154,748,521
Jordan – 0.0%
Hikma Pharmaceuticals PLC 4,843 118,441
Luxembourg – 0.1%
ArcelorMittal SA 16,566 375,371
Eurofins Scientific SE 4,482 265,972
Millicom International Cellular SA,
SDR
(b)
4,346 108,107
Tenaris SA 15,721 249,051
998,501
Macau – 0.0%
Sands China Ltd.
(b)
83,600 156,884
Malaysia – 0.0%
Lynas Rare Earths Ltd.
(b)
29,270 120,032
Mexico – 0.0%
Fresnillo PLC 8,125 61,365
Netherlands – 4.4%
Adyen NV
(b)(c)
1,049 1,283,369
Akzo Nobel NV 5,946 367,519

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Netherlands – 4.4% (continued)
Argenx SE
(b)
2,063 1,051,669
ASM International NV 1,578 1,081,905
ASML Holding NV 13,878 12,772,271
EXOR NV 3,190 326,549
Heineken Holding NV 3,825 281,868
Heineken NV 10,013 888,691
ING Groep NV 118,379 2,145,638
Koninklijke Ahold Delhaize NV 33,286 1,072,638
Koninklijke KPN NV 111,116 437,187
Koninklijke Philips NV
(b)
27,849 785,931
NXP Semiconductors NV 9,196 2,420,019
Prosus NV 51,958 1,805,624
Stellantis NV 72,377 1,206,427
Universal Music Group NV 26,819 638,168
Wolters Kluwer NV 8,530 1,431,620
29,997,093
New Zealand – 0.3%
a2 Milk Co. Ltd. (The)
(b)
23,887 112,509
Auckland International Airport Ltd. 40,833 181,411
Contact Energy Ltd. 27,540 139,038
Fisher & Paykel Healthcare Corp. Ltd. 19,960 383,518
Infratil Ltd. 27,941 178,900
Mainfreight Ltd. 3,323 147,060
Mercury NZ Ltd. 23,199 94,800
Meridian Energy Ltd. 43,514 167,994
Spark New Zealand Ltd. 64,695 165,999
Xero Ltd.
(b)
4,415 398,373
1,969,602
Norway – 0.6%
AKER ASA, Class A 725 42,435
AKER BP ASA 10,498 254,325
AutoStore Holdings Ltd.
(b)(c)
25,413 31,933
DNB Bank ASA 31,730 654,361
Equinor ASA 30,017 796,098
Frontline PLC 4,471 109,950
Gjensidige Forsikring ASA 6,349 107,186
Kongsberg Gruppen ASA 3,117 312,427
Leroy Seafood Group ASA 11,009 47,723
Mowi ASA 14,718 247,936
Norsk Hydro ASA 42,374 234,066
Orkla ASA 26,824 225,935
Salmar ASA 2,473 142,032
Schibsted ASA, Class A 2,484 71,241
Schibsted ASA, Class B 3,301 89,540
Sparebank 1 Sr-Bank ASA 6,587 84,457
Storebrand ASA 15,229 152,645
Telenor ASA 22,469 267,133
Tomra Systems ASA 8,555 140,673
Var Energi ASA 15,366 48,932
Wallenius Wilhelmsen ASA, Class B 3,371 31,261
Yara International ASA 4,669 132,796
4,225,085
Poland – 0.4%
Allegro.eu SA
(b)(c)
17,869 163,901
Bank Polska Kasa Opieki SA 5,882 237,744
Budimex SA 357 57,349
CD Projekt SA 2,481 99,435
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Poland – 0.4% (continued)
Dino Polska SA
(b)(c)
1,707 151,410
Inpost SA
(b)
6,035 104,357
KGHM Polska Miedz SA 4,880 167,362
LPP SA 39 149,280
mBank SA
(b)
489 76,767
Orlen SA 21,159 344,808
PGE Polska Grupa Energetyczna SA
(b)
31,445 57,843
Powszechna Kasa Oszczednosci Bank
Polski SA 30,491 453,011
Powszechny Zaklad Ubezpieczen SA 21,005 256,816
Santander Bank Polska SA 1,046 137,588
2,457,671
Portugal – 0.2%
Banco Comercial Portugues SA, Class
R 241,474 101,854
EDP SA 96,009 394,787
Galp Energia SGPS SA 16,627 350,036
Jeronimo Martins SGPS SA 9,809 171,421
Navigator Co. SA (The) 7,485 30,373
1,048,471
Russia – 0.0%
Evraz PLC
(b),(e)
2,845 0
Singapore – 1.3%
CapitaLand Ascendas REIT
(a)
127,596 259,465
CapitaLand Integrated Commercial
Trust
(a)
157,854 245,467
CapitaLand Investment Ltd. 88,500 178,641
City Developments Ltd. 14,500 57,562
DBS Group Holdings Ltd. 70,799 1,936,704
Frasers Logistics & Commercial
Trust
(a)
94,800 70,164
Genting Singapore Ltd. 189,200 120,230
Grab Holdings Ltd., Class A
(b)
85,629 282,576
Hafnia Ltd. 7,930 62,660
Jardine Cycle & Carriage Ltd. 2,900 56,283
Keppel Ltd. 46,100 228,846
Mapletree Industrial Trust
(a)
71,000 122,615
Mapletree Logistics Trust
(a)
109,800 105,893
Mapletree Pan Asia Commercial
Trust
(a)
69,900 66,890
Olam Group Ltd. 37,400 32,434
Oversea-Chinese Banking Corp. Ltd. 110,119 1,222,538
Sats Ltd. 32,100 78,714
Sea Ltd., ADR
(b)
12,725 836,032
Seatrium Ltd.
(b)
114,280 143,533
SembCorp Industries Ltd. 30,000 106,983
Singapore Airlines Ltd. 47,700 248,556
Singapore Exchange Ltd. 28,400 209,136
Singapore Technologies Engineering
Ltd. 51,300 169,517
Singapore Telecommunications Ltd. 244,400 562,763
United Overseas Bank Ltd. 47,500 1,148,793
UOL Group Ltd. 16,300 65,561
Venture Corp. Ltd. 10,600 119,741
Wilmar International Ltd. 73,400 174,501
8,912,798

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Spain – 2.3%
ACS Actividades de Construccion y
Servicios SA 7,243 323,381
Aena SME SA
(c)
2,490 471,794
Amadeus IT Group SA 15,623 1,026,848
Banco Bilbao Vizcaya Argentaria SA 201,335 2,114,156
Banco Santander SA 546,929 2,636,608
CaixaBank SA 130,709 761,796
Cellnex Telecom SA
(c)
20,295 706,711
EDP Renovaveis SA
(d)
10,462 162,342
Endesa SA 10,967 212,426
Ferrovial SE 16,520 656,774
Iberdrola SA 208,734 2,751,107
Industria de Diseno Textil SA 38,839 1,885,360
Naturgy Energy Group SA 4,736 113,668
Redeia Corp. SA 15,100 267,481
Repsol SA 45,001 641,564
Telefonica SA
(d)
180,611 816,739
15,548,755
Sweden – 3.0%
AAK AB 6,581 189,123
AddTech AB, Class B 8,385 269,913
ALFA Laval AB 9,889 436,431
ASSA Abloy AB, Class B 33,597 1,021,615
Atlas Copco AB, Class A 88,014 1,565,226
Atlas Copco AB, Class B 52,320 817,927
Avanza Bank Holding AB 4,355 97,400
Axfood AB 4,048 100,316
Beijer Ref AB, Class B 12,215 193,751
Boliden AB 9,946 303,087
Castellum AB
(b)(d)
14,663 183,328
Elekta AB, Class B 10,068 63,221
Embracer Group AB, Class B
(b)
30,708 78,478
Epiroc AB, Class A 21,140 394,491
Epiroc AB, Class B 13,794 231,539
EQT AB 18,468 597,760
Essity AB, Class B 20,281 570,152
Evolution AB
(c)
6,342 613,927
Fabege AB 5,831 48,884
Fastighets AB Balder, Class B
(b)(d)
22,746 167,280
Getinge AB, Class B 7,809 152,208
H & M Hennes & Mauritz AB, Class
B
(d)
21,832 338,655
Hexagon AB, Class B 65,945 670,673
Holmen AB, Class B 2,892 113,547
Husqvarna AB, Class B 14,384 97,114
Industrivarden AB, Class A 4,203 143,922
Industrivarden AB, Class C 4,522 153,116
Indutrade AB 9,204 269,999
Investment AB Latour, Class B 4,826 141,525
Investor AB, Class A 16,781 473,794
Investor AB, Class B 63,219 1,791,999
Kinnevik AB, Class B
(d)
8,425 70,481
L E Lundbergforetagen AB, Class B 1,577 79,603
Lifco AB, Class B 8,262 244,832
Nibe Industrier AB, Class B 46,824 205,381
Saab AB, Class B 10,489 241,829
Sagax AB, Class B 7,812 192,720
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Sweden – 3.0% (continued)
Sandvik AB 35,971 735,691
Securitas AB, Class B 16,494 177,135
Skandinaviska Enskilda Banken AB,
Class A 55,212 850,002
Skanska AB, Class B
(d)
10,984 214,297
SKF AB, Class B 12,834 238,237
SSAB AB, Class A 8,564 44,108
SSAB AB, Class B, Series B 19,380 98,007
Svenska Cellulosa AB SCA, Class B 21,509 292,203
Svenska Handelsbanken AB, Class A 50,497 509,795
Svenska Handelsbanken AB, Class B 1,745 21,541
Sweco AB, Class B 6,313 101,843
Swedbank AB, Class A 34,014 723,594
Swedish Orphan Biovitrum AB
(b)
7,465 194,886
Tele2 AB, Class B 21,079 216,737
Telefonaktiebolaget LM Ericsson,
Class B 98,237 671,498
Telia Co. AB 78,183 227,088
Thule Group AB
(c)
3,762 103,970
Trelleborg AB, Class B 7,286 270,431
Volvo AB, Class A 7,224 187,516
Volvo AB, Class B 51,992 1,325,802
Volvo Car AB, Class B
(b)(d)
20,624 58,364
20,587,992
Switzerland – 8.1%
ABB Ltd. 56,527 3,132,504
Alcon, Inc. 17,006 1,610,861
CIE Financiere Richemont SA, Class A 18,444 2,807,721
DSM-Firmenich AG 8,989 1,148,271
Geberit AG 1,153 734,043
Givaudan SA 327 1,599,987
Glencore PLC 326,157 1,800,579
Holcim AG 17,637 1,647,790
Kuehne + Nagel International AG 1,781 551,346
Lonza Group AG 2,603 1,737,009
Nestle SA 93,869 9,505,803
Novartis AG 66,802 7,481,217
Partners Group Holding AG 734 987,700
Roche Holding AG 24,690 8,016,361
Roche Holding AG, BR 934 328,717
Schindler Holding AG 647 169,422
Schindler Holding AG, PC 1,343 358,540
SGS SA 4,960 541,501
Sika AG 5,268 1,596,708
STMicroelectronics NV 22,171 734,131
Straumann Holding AG 3,640 469,137
Swatch Group AG (The) 1,804 72,959
Swatch Group AG (The), BR 887 182,237
Swiss RE AG 10,205 1,257,293
Swisscom AG 852 520,734
UBS Group AG 112,825 3,417,114
Zurich Insurance Group AG 5,086 2,791,883
55,201,568
United Kingdom – 12.6%
3i Group PLC 32,956 1,324,099
Admiral Group PLC 7,938 280,798
Allfunds Group PLC 10,959 65,934

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 12.6% (continued)
Anglo American PLC 40,200 1,213,425
Ashtead Group PLC 15,477 1,113,651
Associated British Foods PLC 11,552 368,280
AstraZeneca PLC 52,742 8,378,671
Auto Trader Group PLC
(c)
29,850 312,709
Aviva PLC 94,843 609,352
B&M European Value Retail SA 32,048 192,690
BAE Systems PLC 105,076 1,750,502
Barclays PLC 525,595 1,578,392
Barratt Developments PLC 33,772 228,432
Berkeley Group Holdings PLC 3,850 251,214
BP PLC 538,349 3,172,880
British American Tobacco PLC 70,817 2,496,887
BT Group PLC, Class A
(d)
215,337 389,578
Bunzl PLC 11,773 492,671
Burberry Group PLC 11,145 110,943
Centrica PLC 179,940 306,356
Coca-Cola Europacific Partners PLC 6,803 501,857
Compass Group PLC 61,211 1,883,802
ConvaTec Group PLC
(c)
61,191 184,074
Croda International PLC 5,128 266,234
Diageo PLC 77,650 2,412,662
DS Smith PLC 47,615 278,153
Entain PLC 20,927 153,484
Flutter Entertainment PLC
(b)
6,149 1,214,335
GSK PLC 141,629 2,750,572
Haleon PLC 179,047 804,003
Halma PLC 12,913 441,524
Hargreaves Lansdown PLC 11,735 166,558
HSBC Holdings PLC 677,094 6,122,668
Imperial Brands PLC 29,433 810,547
Informa PLC 47,698 532,524
InterContinental Hotels Group PLC 5,418 545,600
Intermediate Capital Group PLC 9,953 280,741
International Consolidated Airlines
Group SA
(b)
128,649 273,974
Intertek Group PLC 5,535 359,028
J Sainsbury PLC 60,731 214,829
JD Sports Fashion PLC 76,639 129,546
Kingfisher PLC 68,031 241,439
Land Securities Group PLC
(a)
23,620 192,803
Legal & General Group PLC 212,318 631,876
Liberty Global Ltd., Class A
(b)
6,005 117,037
Liberty Global Ltd., Class C
(b)
5,667 113,963
Lloyds Banking Group PLC 2,213,315 1,693,803
London Stock Exchange Group PLC 14,509 1,764,845
M&G PLC 76,296 208,051
Melrose Industries PLC 46,723 353,360
Mondi PLC 15,155 295,979
National Grid PLC 165,684 2,098,343
NatWest Group PLC 184,085 870,369
Next PLC 4,106 478,560
Ocado Group PLC
(b)
18,558 96,683
Pearson PLC 24,689 334,878
Persimmon PLC 10,235 208,831
Phoenix Group Holdings PLC 25,836 181,523
Reckitt Benckiser Group PLC 24,566 1,318,323
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 12.6% (continued)
RELX PLC 66,160 3,121,300
Rentokil Initial PLC 89,468 545,514
Rightmove PLC 29,734 220,062
Rio Tinto PLC 36,935 2,384,403
Rolls-Royce Holdings PLC
(b)
289,919 1,674,257
Sage Group PLC (The) 34,131 476,100
Schroders PLC 30,344 153,096
Segro PLC
(a)
45,289 532,736
Severn Trent PLC 9,048 298,795
Shell PLC 226,316 8,255,677
Smith & Nephew PLC 30,512 440,118
Smiths Group PLC 12,375 283,887
Spirax Group PLC 2,457 285,925
SSE PLC 36,691 886,241
Standard Chartered PLC 74,142 730,621
Taylor Wimpey PLC 122,952 251,656
Tesco PLC 248,233 1,057,288
Unilever PLC 87,322 5,356,820
United Utilities Group PLC 22,982 304,935
Vodafone Group PLC 848,190 789,207
Weir Group PLC (The) 9,107 237,694
Whitbread PLC 6,138 229,424
Wise PLC, Class A
(b)
20,079 184,790
WPP PLC 39,062 376,602
85,241,993
United States – 0.1%
RB Global, Inc. 6,074 483,607
Total Common Stocks (cost $578,056,805) 673,692,788
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG,
8.82% 1,911 164,087
Dr. Ing. h.c. F. Porsche AG, 1.21%
(c)
3,898 294,249
Henkel AG & Co. KGaA, 2.49% 5,712 488,913
Porsche Automobil Holding SE,
5.36% 5,313 237,614
Sartorius AG, 0.26% 770 218,886
Volkswagen AG, 7.66% 6,232 695,944
2,099,693
Total Preferred Stocks (cost $2,343,800) 2,099,693
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., Warrants
expiring 3/31/2040
(b)
(Cost $0) 563 0
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares, 5.29%
(f)(g)
(cost $1,244,741) 1,244,741 1,244,741
Total Investments (cost
$581,645,346) 99.7% 677,037,222
Cash and Receivables (Net) 0.3% 2,186,417
Net Assets 100.0% 679,223,639

See Notes to Statements of Investments
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CREST Depositary Interest
PC—Participation Certificate
RB—Revenue Bond
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $6,843,405 or 1.01% of net assets.
(d)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $1,745,472 and the value of the collateral was $1,840,763, consisting of U.S. Government
& Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at July 31, 2024. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2024.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
MSCI EAFE Index 15 9/20/2024 1,748,780 1,792,275 43,495
S&P/TSX 60 Index 1 9/19/2024 187,773
*
200,557 12,784
Gross Unrealized Appreciation 56,279
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
July 31,2024 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 98.3%
Australia – 0.0%
MMG Ltd.
(a)
36,000 11,198
Yancoal Australia Ltd. 2,900 13,197
24,395
Brazil – 3.5%
Ambev SA 50,448 103,078
Atacadao SA
(a)
6,829 11,175
B3 SA - Brasil Bolsa Balcao 60,171 115,174
Banco Bradesco SA 20,949 41,470
Banco BTG Pactual SA 16,743 96,262
Banco do Brasil SA 20,740 97,302
Banco Santander Brasil SA 3,845 19,420
BB Seguridade Participacoes SA 6,956 43,155
Caixa Seguridade Participacoes SA 6,520 16,690
CCR SA 10,138 22,275
Centrais Eletricas Brasileiras SA 13,856 96,724
Cia de Saneamento Basico do Estado
de Sao Paulo 4,078 63,521
Cia Energetica de Minas Gerais 4,374 9,711
Cia Siderurgica Nacional SA 7,428 15,545
Companhia Paranaense de Energia 14,090 22,408
Cosan SA 11,005 26,010
CPFL Energia SA 2,424 13,919
CSN Mineracao SA 5,608 5,119
Energisa SA 3,410 26,501
Eneva SA
(a)
7,824 17,426
Engie Brasil Energia SA 1,872 14,647
Equatorial Energia SA 10,746 61,935
Hapvida Participacoes e
Investimentos SA
(a)(b)
56,394 40,604
Hypera SA 4,047 20,555
Itau Unibanco Holding SA 937 4,829
JBS SA
(a)
8,006 47,758
Klabin SA 10,636 41,357
Localiza Rent-A-Car SA 10,209 79,032
Lojas Renner SA 12,245 28,681
Multiplan Empreendimentos
Imobiliarios SA 3,489 14,820
Natura & Co. Holding SA 10,236 26,890
Neoenergia SA 2,214 7,117
NU Holdings Ltd., Class A
(a)
26,572 322,318
Pagseguro Digital Ltd., Class A
(a)
2,516 32,154
Petroleo Brasileiro SA 41,464 296,488
Porto Seguro SA 2,183 11,825
Prio SA 8,422 71,560
Raia Drogasil SA 15,397 75,640
Rede D'Or Sao Luiz SA
(b)
11,321 55,516
Rumo SA 14,676 57,325
Sendas Distribuidora SA
(a)
16,501 28,695
Stoneco Ltd., Class A
(a)
2,898 38,022
Suzano SA 8,387 79,452
Telefonica Brasil SA 4,142 35,501
Tim SA 9,175 28,193
Totvs SA 6,557 32,282
Ultrapar Participacoes SA 7,952 31,300
Vale SA 44,566 484,232
Vibra Energia SA 11,950 49,003
WEG SA 16,846 150,646
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Brazil – 3.5% (continued)
XP, Inc., Class A 4,414 75,524
3,206,786
Chile – 0.4%
Banco de Chile 521,823 61,971
Banco de Credito e Inversiones SA 1,047 30,520
Banco Santander Chile 588,268 29,200
Cencosud SA 14,108 25,996
Cia Sud Americana de Vapores SA 211,638 14,499
Empresas CMPC SA 14,271 24,710
Empresas COPEC SA 5,415 37,596
Enel Americas SA 217,039 20,249
Enel Chile SA 304,135 17,317
Falabella SA
(a)
15,186 50,146
Latam Airlines Group SA 5,415,504 66,830
Quinenco SA 1,744 6,058
385,092
China – 21.3%
360 Security Technology, Inc., Class A 8,400 8,694
37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A 1,100 2,011
AAC Technologies Holdings, Inc. 7,500 27,410
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 443 9,636
AECC Aero-Engine Control Co. Ltd.,
Class A 1,400 4,229
AECC Aviation Power Co. Ltd., Class A 1,000 5,502
Agricultural Bank of China Ltd., Class A 77,400 49,158
Agricultural Bank of China Ltd., Class H 333,000 149,194
Aier Eye Hospital Group Co. Ltd.,
Class A 4,100 6,280
Air China Ltd., Class H
(a)
32,000 14,501
Aisino Corp., Class A 3,800 4,291
Akeso, Inc.
(a)(b)
5,000 27,074
Alibaba Group Holding Ltd. 181,680 1,797,730
Aluminum Corp. of China Ltd., Class A 10,800 10,311
Aluminum Corp. of China Ltd., Class H 40,000 22,427
Angang Steel Co. Ltd., Class A
(a)
18,500 5,580
Angel Yeast Co. Ltd., Class A 1,200 4,971
Anhui Conch Cement Co. Ltd., Class A 2,900 9,699
Anhui Conch Cement Co. Ltd., Class H 12,000 29,309
Anhui Expressway Co. Ltd., Class H 4,000 4,839
Anhui Gujing Distillery Co. Ltd., Class A 300 7,813
Anhui Gujing Distillery Co. Ltd., Class B 1,200 16,006
Anhui Jianghuai Automobile Group
Corp. Ltd., Class A 1,500 4,184
Anhui Yingjia Distillery Co. Ltd., Class A 700 5,061
Anjoy Foods Group Co. Ltd., Class A 300 3,294
Anker Innovations Technology Co.
Ltd., Class A 520 3,912
ANTA Sports Products Ltd. 14,600 131,011
ASR Microelectronics Co. Ltd., Class
A
(a)
439 2,298
Asymchem Laboratories Tianjin Co.
Ltd., Class A 340 3,488
Asymchem Laboratories Tianjin Co.
Ltd., Class H
(b)
940 5,661

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Autobio Diagnostics Co. Ltd., Class A 800 4,660
Autohome, Inc., ADR 867 21,623
Avary Holding Shenzhen Co. Ltd.,
Class A 1,800 9,285
Avichina Industry & Technology Co.
Ltd., Class H 29,000 14,181
BAIC BluePark New Energy
Technology Co. Ltd., Class A
(a)
4,400 5,839
Baidu, Inc., Class A
(a)
25,000 280,658
Bank of Beijing Co. Ltd., Class A 14,600 10,768
Bank of Changsha Co. Ltd., Class A 4,100 4,272
Bank of Chengdu Co. Ltd., Class A 3,500 7,071
Bank of China Ltd., Class A 46,700 30,112
Bank of China Ltd., Class H 965,000 429,877
Bank of Chongqing Co. Ltd., Class A 4,600 4,634
Bank of Communications Co. Ltd.,
Class A 27,500 28,006
Bank of Communications Co. Ltd.,
Class H 100,000 72,709
Bank of Guiyang Co. Ltd., Class A 6,700 4,876
Bank of Hangzhou Co. Ltd., Class A 2,500 4,656
Bank of Jiangsu Co. Ltd., Class A 9,900 10,534
Bank of Nanjing Co. Ltd., Class A 7,600 10,611
Bank of Ningbo Co. Ltd., Class A 4,200 12,489
Bank of Shanghai Co. Ltd., Class A 11,300 11,398
Bank of Suzhou Co. Ltd., Class A 4,500 4,483
Baoshan Iron & Steel Co. Ltd., Class A 16,200 15,243
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 14,500 5,879
Beijing Dabeinong Technology Group
Co. Ltd., Class A 4,900 2,773
Beijing Easpring Material Technology
Co. Ltd., Class A 900 3,834
Beijing Kingsoft Office Software, Inc.,
Class A 330 9,618
Beijing New Building Materials PLC,
Class A 1,200 4,315
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 2,200 3,948
Beijing Shiji Information Technology
Co. Ltd., Class A 2,990 2,317
Beijing Tiantan Biological Products
Corp. Ltd., Class A 1,740 5,985
Beijing Tongrentang Co. Ltd., Class A 1,000 5,160
Beijing United Information
Technology Co. Ltd., Class A 1,000 3,054
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd., Class A 600 5,719
Beijing Yanjing Brewery Co. Ltd.,
Class A 300 391
Beijing-Shanghai High Speed Railway
Co. Ltd., Class A 33,300 26,356
Beiqi Foton Motor Co. Ltd., Class A
(a)
10,100 3,983
Bethel Automotive Safety Systems Co.
Ltd., Class A 560 3,244
Bilibili, Inc., Class Z
(a)
2,920 45,639
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Bloomage Biotechnology Corp. Ltd.,
Class A
(a)
306 2,625
BOC International China Co. Ltd.,
Class A 3,200 4,167
BOE Technology Group Co. Ltd., Class A 24,700 13,466
BTG Hotels Group Co. Ltd., Class A 2,200 3,778
BYD Co. Ltd., Class A 900 30,766
BYD Co. Ltd., Class H 11,500 335,637
By-health Co. Ltd., Class A 2,400 4,500
Caitong Securities Co. Ltd., Class A 5,000 4,767
Cambricon Technologies Corp. Ltd.,
Class A
(a)
316 11,546
Canmax Technologies Co. Ltd., Class A 1,300 3,116
Cathay Biotech, Inc., Class A 565 3,068
CECEP Wind-Power Corp., Class A 5,600 2,332
CGN Power Co. Ltd., Class A 5,200 3,367
CGN Power Co. Ltd., Class H
(b)
134,000 54,718
Changchun High & New Technology
Industry Group, Inc., Class A 300 3,936
Changjiang Securities Co. Ltd., Class A 6,500 4,659
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd., Class A 300 5,177
Chaozhou Three-Circle Group Co.
Ltd., Class A 1,600 7,251
Chengxin Lithium Group Co. Ltd.,
Class A 1,200 2,159
Chifeng Jilong Gold Mining Co. Ltd.,
Class A 1,900 5,153
China Baoan Group Co. Ltd., Class A 3,700 4,316
China Cinda Asset Management Co.
Ltd., Class H 133,000 10,896
China CITIC Bank Corp. Ltd., Class H 133,000 79,677
China Coal Energy Co. Ltd., Class A 4,500 7,441
China Coal Energy Co. Ltd., Class H 22,000 22,304
China Communications Services
Corp. Ltd., Class H 28,000 14,409
China Construction Bank Corp., Class A 7,100 7,309
China Construction Bank Corp., Class H 1,016,000 711,408
China CSSC Holdings Ltd., Class A 3,200 18,145
China Eastern Airlines Corp. Ltd.,
Class A
(a)
5,900 3,257
China Eastern Airlines Corp. Ltd.,
Class H
(a)
24,000 6,267
China Energy Engineering Corp. Ltd.,
Class A
(a)
9,300 2,844
China Energy Engineering Corp. Ltd.,
Class H 116,000 12,473
China Everbright Bank Co. Ltd., Class A 13,200 5,772
China Everbright Bank Co. Ltd., Class H 111,000 33,533
China Feihe Ltd.
(b)
44,000 19,939
China Galaxy Securities Co. Ltd., Class
A 2,900 4,370
China Galaxy Securities Co. Ltd., Class H 51,000 26,114
China Great Wall Securities Co. Ltd.,
Class A 4,400 4,280
China Greatwall Technology Group
Co. Ltd., Class A
(a)
3,300 3,963

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
China Hongqiao Group Ltd. 28,000 34,910
China International Capital Corp.
Ltd., Class A 1,200 5,023
China International Capital Corp.
Ltd., Class H
(b)
21,200 23,637
China International Marine
Containers Group Co. Ltd., Class A 8,800 9,656
China Jushi Co. Ltd., Class A 3,400 5,006
China Life Insurance Co. Ltd., Class A 900 4,010
China Life Insurance Co. Ltd., Class H 90,000 125,115
China Literature Ltd.
(a)(b)
4,600 14,927
China Longyuan Power Group Corp.
Ltd., Class H 37,000 33,249
China Merchants Bank Co. Ltd., Class A 17,300 78,349
China Merchants Bank Co. Ltd., Class H 40,000 166,411
China Merchants Energy Shipping Co.
Ltd., Class A 5,300 5,720
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 3,800 6,478
China Merchants Securities Co. Ltd.,
Class A 5,100 10,501
China Merchants Securities Co. Ltd.,
Class H
(b)
13,600 10,811
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 4,400 5,352
China Minsheng Banking Corp. Ltd.,
Class A 29,700 14,589
China Minsheng Banking Corp. Ltd.,
Class H 80,500 28,544
China National Building Material Co.
Ltd., Class H 58,000 19,229
China National Chemical Engineering
Co. Ltd., Class A 7,100 7,358
China National Nuclear Power Co.
Ltd., Class A 13,300 20,299
China National Software & Service
Co. Ltd., Class A
(a)
990 4,233
China Nonferrous Mining Corp. Ltd.
(c)
11,000 7,829
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 3,400 8,224
China Oilfield Services Ltd., Class A 300 628
China Oilfield Services Ltd., Class H 20,000 17,640
China Pacific Insurance Group Co.
Ltd., Class A 4,300 17,582
China Pacific Insurance Group Co.
Ltd., Class H 29,000 77,215
China Petroleum & Chemical Corp.,
Class A 26,000 23,348
China Petroleum & Chemical Corp.,
Class H 282,000 181,213
China Railway Group Ltd., Class A 12,600 10,844
China Railway Group Ltd., Class H 54,000 26,336
China Railway Signal &
Communication Corp. Ltd., Class A 6,041 4,890
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
China Railway Signal &
Communication Corp. Ltd., Class
H
(b)
10,000 4,147
China Resources Microelectronics
Ltd., Class A 733 4,033
China Resources Mixc Lifestyle
Services Ltd.
(b)
6,600 18,545
China Resources Pharmaceutical
Group Ltd.
(b)
17,000 11,621
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 1,000 5,712
China Shenhua Energy Co. Ltd., Class A 3,800 20,901
China Shenhua Energy Co. Ltd., Class H 40,000 166,667
China Southern Airlines Co. Ltd.,
Class A
(a)
4,000 3,277
China Southern Airlines Co. Ltd.,
Class H
(a)
36,000 13,226
China Southern Power Grid Energy
Storage Co. Ltd., Class A 4,200 5,544
China State Construction Engineering
Corp. Ltd., Class A 31,700 24,476
China Suntien Green Energy Corp.
Ltd., Class H 28,000 12,007
China Three Gorges Renewables
Group Co. Ltd., Class A 21,700 14,593
China Tourism Group Duty Free Corp.
Ltd., Class H
(b)
1,700 12,012
China Tower Corp. Ltd., Class H
(b)
506,000 62,181
China United Network
Communications Ltd., Class A 23,800 15,478
China Vanke Co. Ltd., Class H
(a)
38,300 21,033
China XD Electric Co. Ltd., Class A 4,100 4,062
China Yangtze Power Co. Ltd., Class A 17,200 71,065
China Zhenhua Group Science &
Technology Co. Ltd., Class A 600 3,369
China Zheshang Bank Co. Ltd., Class A 27,300 10,652
China Zheshang Bank Co. Ltd., Class H 23,000 6,242
Chongqing Brewery Co. Ltd., Class A 600 5,144
Chongqing Changan Automobile Co.
Ltd., Class A 5,786 11,681
Chongqing Changan Automobile Co.
Ltd., Class B 19,950 9,858
Chongqing Rural Commercial Bank
Co. Ltd., Class A 7,600 5,437
Chongqing Rural Commercial Bank
Co. Ltd., Class H 37,000 19,182
Chongqing Zhifei Biological Products
Co. Ltd., Class A
(a)
1,100 4,312
CITIC Ltd. 73,000 67,375
CITIC Pacific Special Steel Group Co.
Ltd., Class A 1,100 1,895
CITIC Securities Co. Ltd., Class A 8,035 22,014
CITIC Securities Co. Ltd., Class H 22,000 33,118
CMOC Group Ltd., Class A 8,200 8,476
CMOC Group Ltd., Class H 45,000 35,887
CNGR Advanced Material Co. Ltd.,
Class A 1,120 4,626

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
CNPC Capital Co. Ltd., Class A 4,000 3,088
Contemporary Amperex Technology
Co. Ltd., Class A 3,200 82,495
COSCO SHIPPING Development Co.
Ltd., Class A 16,300 5,526
COSCO Shipping Energy
Transportation Co. Ltd., Class A 1,400 2,983
COSCO Shipping Energy
Transportation Co. Ltd., Class H 18,000 21,613
COSCO Shipping Holdings Co. Ltd.,
Class A 11,900 21,653
COSCO Shipping Holdings Co. Ltd.,
Class H 36,500 52,049
Country Garden Holdings Co. Ltd.
(a),(d)
169,000 0
Country Garden Services Holdings
Co. Ltd. 27,000 16,279
CRRC Corp. Ltd., Class A 20,300 21,432
CRRC Corp. Ltd., Class H 52,000 32,217
CSC Financial Co. Ltd., Class A 1,100 3,029
CSC Financial Co. Ltd., Class H
(b)
18,500 13,096
Daqin Railway Co. Ltd., Class A 11,900 11,477
DaShenLin Pharmaceutical Group Co.
Ltd., Class A 1,200 2,185
Datang International Power
Generation Co. Ltd., Class A 8,500 3,517
Datang International Power
Generation Co. Ltd., Class H 36,000 7,235
DHC Software Co. Ltd., Class A 8,100 5,189
Do-Fluoride New Materials Co. Ltd.,
Class A 2,400 3,640
Dong-E-E-Jiao Co. Ltd., Class A 900 6,088
Dongfang Electric Corp. Ltd., Class H 5,800 7,781
Dongfeng Motor Group Co. Ltd., Class
H
(a)
24,000 7,035
Dongxing Securities Co. Ltd., Class A 4,700 5,716
East Buy Holding Ltd.
(a)(b)
2,500 3,475
East Money Information Co. Ltd.,
Class A 13,300 20,501
Eastroc Beverage Group Co. Ltd.,
Class A 100 3,231
Ecovacs Robotics Co. Ltd., Class A 700 3,987
Empyrean Technology Co. Ltd., Class A 500 5,448
ENN Energy Holdings Ltd. 8,700 61,141
ENN Natural Gas Co. Ltd., Class A 1,500 4,074
Eoptolink Technology, Inc. Ltd., Class A 500 6,903
Eve Energy Co. Ltd., Class A 1,700 9,030
Everbright Securities Co. Ltd., Class A 3,700 7,772
Flat Glass Group Co. Ltd., Class A 2,100 5,477
Flat Glass Group Co. Ltd., Class H 4,000 5,796
Focus Media Information Technology
Co. Ltd., Class A 10,900 8,748
Foshan Haitian Flavouring & Food Co.
Ltd., Class A 2,782 13,527
Founder Securities Co. Ltd., Class A 7,400 7,956
Foxconn Industrial Internet Co. Ltd.,
Class A 7,800 25,730
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Fujian Sunner Development Co. Ltd.,
Class A 1,600 2,982
Full Truck Alliance Co. Ltd., ADR 9,526 72,398
Fuyao Glass Industry Group Co. Ltd.,
Class A 1,800 11,210
Fuyao Glass Industry Group Co. Ltd.,
Class H
(b)
6,400 33,425
GalaxyCore, Inc., Class A 1,733 2,885
Gan & Lee Pharmaceuticals Co. Ltd.,
Class A 800 4,956
Ganfeng Lithium Co. Ltd., Class H
(b)
2,960 6,222
Ganfeng Lithium Group Co. Ltd., Class A 1,600 6,228
G-bits Network Technology Xiamen
Co. Ltd., Class A 100 2,302
GD Power Development Co. Ltd.,
Class A 9,300 7,155
GDS Holdings Ltd., Class A
(a)
10,300 14,055
GEM Co. Ltd., Class A 3,500 2,998
Gemdale Corp., Class A 15,000 6,559
Genscript Biotech Corp.
(a)
12,000 19,109
GF Securities Co. Ltd., Class A 1,700 2,954
GF Securities Co. Ltd., Class H 18,800 16,172
Giant Biogene Holding Co. Ltd.
(b)
4,000 20,737
GigaDevice Semiconductor Beijing,
Inc., Class A
(a)
480 5,711
Ginlong Technologies Co. Ltd., Class A 500 4,410
Glodon Co. Ltd., Class A 1,700 2,559
GoerTek, Inc., Class A 1,100 3,275
Goldwind Science & Technology Co.
Ltd., Class A 2,900 3,214
Goldwind Science & Technology Co.
Ltd., Class H 13,800 7,119
Gongniu Group Co. Ltd., Class A 580 5,627
Gotion High-tech Co. Ltd., Class A 2,400 6,486
Great Wall Motor Co. Ltd., Class A 1,400 4,576
Great Wall Motor Co. Ltd., Class H 28,500 38,963
Gree Electric Appliances, Inc. of
Zhuhai, Class A 4,000 22,150
Greenland Holdings Corp. Ltd., Class
A
(a)
15,000 2,989
Greentown China Holdings Ltd. 14,500 10,970
GRG Banking Equipment Co. Ltd.,
Class A 2,700 3,766
Guangdong Haid Group Co. Ltd., Class A 800 4,863
Guanghui Energy Co. Ltd., Class A 2,900 2,444
Guangshen Railway Co. Ltd., Class H 22,000 6,702
Guangzhou Automobile Group Co.
Ltd., Class H 62,000 22,857
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 300 1,215
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class H 4,000 10,189
Guangzhou Haige Communications
Group, Inc., Co., Class A 3,500 4,833

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Guangzhou Kingmed Diagnostics
Group Co. Ltd., Class A 500 2,015
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A 1,000 4,112
Guangzhou Tinci Materials
Technology Co. Ltd., Class A 1,600 3,474
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 5,700 4,204
Guosen Securities Co. Ltd., Class A 4,000 4,893
Guotai Junan Securities Co. Ltd., Class
A 4,300 8,556
Guotai Junan Securities Co. Ltd., Class
H
(b)
8,200 8,544
Guoyuan Securities Co. Ltd., Class A 4,300 3,957
H World Group Ltd. 19,200 57,880
Haidilao International Holding Ltd.
(b)
19,000 30,888
Haier Smart Home Co. Ltd., Class A 4,300 16,237
Haier Smart Home Co. Ltd., Class A 26,600 87,339
Hainan Airlines Holding Co. Ltd.,
Class A
(a)
25,600 3,896
Hainan Airport Infrastructure Co.
Ltd., Class A
(a)
13,300 6,294
Haitian International Holdings Ltd. 9,000 26,094
Haitong Securities Co. Ltd., Class H 51,200 23,660
Hangzhou First Applied Material Co.
Ltd., Class A 459 986
Hangzhou Lion Microelectronics Co.
Ltd., Class A 1,600 5,209
Hangzhou Oxygen Plant Group Co.
Ltd., Class A 1,000 2,695
Hangzhou Robam Appliances Co.
Ltd., Class A 1,200 3,600
Hangzhou Silan Microelectronics Co.
Ltd., Class A
(a)
3,300 9,840
Hangzhou Tigermed Consulting Co.
Ltd., Class A 700 5,188
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)
1,500 5,760
Han's Laser Technology Industry
Group Co. Ltd., Class A 1,800 5,482
Hansoh Pharmaceutical Group Co.
Ltd.
(b)
14,000 30,609
Haohua Chemical Science &
Technology Co. Ltd., Class A 1,100 4,295
Hebei Hengshui Laobaigan Liquor Co.
Ltd., Class A 1,700 4,152
Heilongjiang Agriculture Co. Ltd.,
Class A 3,200 5,787
Henan Shenhuo Coal & Power Co.
Ltd., Class A 2,000 4,552
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,000 6,384
Hengan International Group Co. Ltd. 7,500 23,425
Hengdian Group DMEGC Magnetics
Co. Ltd., Class A 1,900 3,207
Hengli Petrochemical Co. Ltd., Class A 3,300 6,379
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Hengtong Optic-Electric Co. Ltd.,
Class A 2,500 5,379
Hengyi Petrochemical Co. Ltd., Class
A 4,000 3,575
Hisense Home Appliances Group Co.
Ltd., Class H 5,000 16,161
Hithink RoyalFlush Information
Network Co. Ltd., Class A 500 7,397
Hongta Securities Co. Ltd., Class A 4,000 3,963
Horizon Construction Development
Ltd.
(a)
3,518 671
Hoshine Silicon Industry Co. Ltd.,
Class A
(a)
200 1,324
Hoyuan Green Energy Co. Ltd., Class
A 1,579 3,452
Hua Hong Semiconductor Ltd.
(b)
10,000 26,498
Huadian Power International Corp.
Ltd., Class A 3,300 2,776
Huadian Power International Corp.
Ltd., Class H 18,000 9,263
Huadong Medicine Co. Ltd., Class A 1,200 4,847
Huafon Chemical Co. Ltd., Class A 5,000 5,355
Hualan Biological Engineering, Inc.,
Class A 2,300 5,248
Huaneng Lancang River Hydropower,
Inc., Class A 5,800 9,181
Huaneng Power International, Inc.,
Class A 5,800 6,380
Huaneng Power International, Inc.,
Class H 48,000 28,510
Huatai Securities Co. Ltd., Class A 3,400 6,257
Huatai Securities Co. Ltd., Class H
(b)
20,000 22,145
Huaxi Securities Co. Ltd., Class A 4,700 4,442
Huaxia Bank Co. Ltd., Class A 13,600 11,818
Huayu Automotive Systems Co. Ltd.,
Class A 1,000 2,157
Hubei Feilihua Quartz Glass Co. Ltd.,
Class A 800 3,670
Hubei Xingfa Chemicals Group Co.
Ltd., Class A 1,400 3,615
Huizhou Desay SV Automaotive Co.
Ltd., Class A 500 6,594
Humanwell Healthcare Group Co.
Ltd., Class A 1,700 4,688
Hunan Valin Steel Co. Ltd., Class A 6,800 4,375
Hundsun Technologies, Inc., Class A 3,000 7,605
Hygeia Healthcare Holdings Co. Ltd.
(a)
(b)
3,600 9,700
Hygon Information Technology Co.
Ltd., Class A 986 10,846
IEIT System Co. Ltd., Class A 700 3,609
iFlytek Co. Ltd., Class A 1,600 8,794
Imeik Technology Development Co.
Ltd., Class A 280 6,803
Industrial & Commercial Bank of
China Ltd., Class A 50,000 40,473

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Industrial & Commercial Bank of
China Ltd., Class H 781,000 433,889
Industrial Bank Co. Ltd., Class A 13,500 31,289
Industrial Securities Co. Ltd., Class A 4,800 3,626
Ingenic Semiconductor Co. Ltd., Class
A 800 6,182
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A
(a)
38,300 7,737
Inner Mongolia Erdos Resources Co.
Ltd., Class B 4,600 3,896
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A 7,700 3,995
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 3,800 13,192
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 11,700 21,212
Inner Mongolia Yuan Xing Energy Co.
Ltd., Class A 4,500 4,228
Innovent Biologics, Inc.
(a)(b)
14,500 71,832
iQIYI, Inc., ADR
(a)
5,640 18,781
iSoftStone Information Technology
Group Co. Ltd., Class A 800 3,813
J&T Global Express Ltd.
(a)
66,400 52,273
JA Solar Technology Co. Ltd., Class A 3,276 4,891
Jason Furniture Hangzhou Co. Ltd.,
Class A 1,000 3,513
JCET Co. Ltd., Class A 300 1,386
JD Health International, Inc.
(a)(b)
9,650 26,867
JD Logistics, Inc.
(a)(b)
17,700 18,239
JD.com, Inc., Class A 27,516 366,316
Jiangsu Eastern Shenghong Co. Ltd.,
Class A 4,700 5,157
Jiangsu Expressway Co. Ltd., Class H 18,000 17,120
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 944 5,982
Jiangsu Hengrui Pharmaceuticals  Co.
Ltd., Class A 4,640 27,100
Jiangsu King's Luck Brewery JSC Ltd.,
Class A 1,000 6,116
Jiangsu Pacific Quartz Co. Ltd., Class
A 600 2,367
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd., Class A 1,000 11,319
Jiangsu Yangnong Chemical Co. Ltd.,
Class A 700 5,330
Jiangsu Yoke Technology Co. Ltd.,
Class A 600 4,915
Jiangsu Yuyue Medical Equipment &
Supply Co. Ltd., Class A 1,000 5,147
Jiangsu Zhongtian Technology Co.
Ltd., Class A 3,400 7,043
Jiangxi Copper Co. Ltd., Class A 3,200 9,498
Jiangxi Copper Co. Ltd., Class H 9,000 15,829
Jinduicheng Molybdenum Co. Ltd.,
Class A 3,000 4,384
Jinko Solar Co. Ltd., Class A 4,984 5,041
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
JiuGui Liquor Co. Ltd., Class A 500 2,830
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A 3,000 4,384
Jonjee High-Tech Industrial &
Commercial Holding Co. Ltd., Class
A 1,100 2,992
Juewei Food Co. Ltd., Class A 900 1,920
Juneyao Airlines Co. Ltd., Class A 2,700 4,252
Kanzhun Ltd., ADR 3,359 45,615
KE Holdings, Inc., Class A 28,300 131,502
Keda Clean Energy Co. Ltd., Class A 2,700 2,686
Kingdee International Software
Group Co. Ltd.
(a)
34,000 27,289
Kingfa Sci & Tech Co. Ltd., Class A 1,300 1,176
Kingnet Network Co. Ltd., Class A 2,200 2,868
Kingsoft Corp. Ltd. 11,000 31,189
Kuaishou Technology, Class B
(a)(b)
23,600 132,319
Kuang-Chi Technologies Co. Ltd.,
Class A
(a)
2,900 7,223
Kunlun Tech Co. Ltd., Class A 1,100 4,587
Kweichow Moutai Co. Ltd., Class A 900 176,995
Lao Feng Xiang Co. Ltd., Class B 2,700 9,696
LB Group Co. Ltd., Class A 3,300 7,877
Lenovo Group Ltd. 82,000 105,806
Lens Technology Co. Ltd., Class A 4,000 9,880
Lepu Medical Technology Beijing Co.
Ltd., Class A 2,000 3,631
Levima Advanced Materials Corp.,
Class A 1,000 1,882
Li Auto, Inc., Class A
(a)
13,800 135,492
Li Ning Co. Ltd. 26,000 48,592
Liaoning Port Co. Ltd., Class A 13,800 2,444
Lingyi iTech Guangdong Co., Class A 1,200 1,195
Livzon Pharmaceutical Group, Inc.,
Class H 3,100 9,504
Longfor Group Holdings Ltd.
(b)
26,500 34,465
LONGi Green Energy Technology Co.
Ltd., Class A 5,436 10,907
Longshine Technology Group Co. Ltd.,
Class A 1,400 1,681
Lufax Holding Ltd., ADR
(c)
2,732 7,759
Luxshare Precision Industry Co. Ltd.,
Class A 4,900 25,920
Luzhou Laojiao Co. Ltd., Class A 1,100 19,887
Mango Excellent Media Co. Ltd., Class
A 1,500 4,269
Maxscend Microelectronics Co. Ltd.,
Class A 400 4,270
Meihua Holdings Group Co. Ltd.,
Class A 3,800 5,363
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A 8,000 4,063
Meituan, Class B
(a)(b)
52,470 734,123
Metallurgical Corp. of China Ltd.,
Class A 11,700 5,116
Metallurgical Corp. of China Ltd.,
Class H 31,000 5,952

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Microport Scientific Corp.
(a)
10,200 6,985
Midea Group Co. Ltd., Class A 4,700 41,465
Ming Yang Smart Energy Group Ltd.,
Class A 300 413
MINISO Group Holding Ltd. 4,600 19,461
Minth Group Ltd.
(a)
10,000 14,030
Montage Technology Co. Ltd., Class A 1,038 8,560
Muyuan Foods Co. Ltd., Class A
(a)
3,320 20,084
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 2,500 4,231
Nanjing Securities Co. Ltd., Class A 4,900 5,356
NARI Technology Co. Ltd., Class A 6,144 20,420
NAURA Technology Group Co. Ltd.,
Class A 400 18,962
NavInfo Co. Ltd., Class A
(a)
3,800 3,707
NetEase, Inc. 20,500 383,653
New China Life Insurance Co. Ltd.,
Class A 1,700 7,520
New China Life Insurance Co. Ltd.,
Class H 9,800 19,118
New Hope Liuhe Co. Ltd., Class A
(a)
9,900 12,972
New Oriental Education &
Technology Group, Inc.
(a)
16,300 114,238
Ninestar Corp., Class A
(a)
300 1,121
Ningbo Deye Technology Co. Ltd.,
Class A 616 8,268
Ningbo Shanshan Co. Ltd., Class A 900 958
Ningbo Tuopu Group Co. Ltd., Class A 1,740 8,814
Ningbo Zhoushan Port Co. Ltd., Class
A 2,900 1,424
Ningxia Baofeng Energy Group Co.
Ltd., Class A 6,600 13,726
NIO, Inc., Class A
(a)
12,960 58,811
Nongfu Spring Co. Ltd., Class H
(b)
20,400 79,516
North Industries Group Red Arrow
Co. Ltd., Class A 2,500 4,684
Offcn Education Technology Co. Ltd.,
Class A
(a)
7,800 1,792
Onewo, Inc., Class H 4,500 11,106
Oppein Home Group, Inc., Class A 700 4,412
Orient Securities Co. Ltd., Class A 2,892 3,401
Orient Securities Co. Ltd., Class H
(b)
13,600 5,675
Oriental Pearl Group Co. Ltd., Class A 6,800 5,975
Ovctek China, Inc., Class A 1,800 4,085
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A
(a)
8,300 2,779
People.cn Co. Ltd., Class A 900 2,464
People's Insurance Co. Group of
China Ltd. (The), Class A 7,900 6,264
People's Insurance Co. Group of
China Ltd. (The), Class H 110,000 37,033
Perfect World Co. Ltd., Class A 2,200 2,387
PetroChina Co. Ltd., Class A 14,000 17,376
PetroChina Co. Ltd., Class H 254,000 221,421
Pharmaron Beijing Co. Ltd., Class A 1,000 3,061
Pharmaron Beijing Co. Ltd., Class H
(b)
4,000 4,926
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
PICC Property & Casualty Co. Ltd.,
Class H 84,000 110,108
Ping An Bank Co. Ltd., Class A 11,500 16,342
Ping An Insurance Group Co. of China
Ltd., Class A 12,900 75,968
Ping An Insurance Group Co. of China
Ltd., Class H 63,000 275,403
Poly Developments and Holdings
Group Co. Ltd., Class A 11,200 13,669
Poly Property Services Co. Ltd., Class
H 2,200 7,547
Pop Mart International Group Ltd.
(b)
8,200 43,509
Postal Savings Bank of China Co. Ltd.,
Class A 13,700 9,156
Postal Savings Bank of China Co. Ltd.,
Class H
(b)
140,000 74,910
Power Construction Corp. of China
Ltd., Class A 7,200 5,479
Qifu Technology, Inc., ADR 961 19,518
Quinghai Salt Lake Industry Co. Ltd.,
Class A
(a)
6,700 14,407
Remegen Co. Ltd., Class H
(a)(b)
2,000 3,651
RLX Technology, Inc., ADR 9,654 17,281
Rongsheng Petrochemical Co. Ltd.,
Class A 5,900 7,405
SAIC Motor Corp. Ltd., Class A 5,800 11,781
Sailun Group Co. Ltd., Class A 3,100 5,653
Sanan Optoelectronics Co. Ltd., Class
A 3,500 5,768
Sangfor Technologies, Inc., Class A 500 3,420
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 7,204
Sany Heavy Industry Co. Ltd., Class A 4,900 10,950
Satellite Chemical Co. Ltd., Class A 1,642 3,965
SDIC Capital Co. Ltd., Class A 6,500 5,405
SDIC Power Holdings Co. Ltd., Class A 5,300 12,460
Sealand Securities Co. Ltd., Class A 11,200 4,897
Sensetime Group, Inc., Class B
(a)(b)
209,000 32,372
Seres Group Co. Ltd., Class A
(a)
800 8,815
SF Holding Co. Ltd., Class A 3,900 18,914
SG Micro Corp., Class A 500 5,452
Shaanxi Coal Industry Co. Ltd., Class
A 5,700 18,448
Shaanxi Energy Investment Co. Ltd.,
Class A 4,000 5,723
Shandong Gold Mining Co. Ltd., Class
A 3,100 12,620
Shandong Gold Mining Co. Ltd., Class
H
(b)
9,150 18,975
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 1,000 3,438
Shandong Linglong Tyre Co. Ltd.,
Class A 1,800 4,212
Shandong Nanshan Aluminum Co.
Ltd., Class A 17,600 8,816
Shandong Sinocera Functional
Material Co. Ltd., Class A 1,200 3,142

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Shandong Sun Paper Industry JSC
Ltd., Class A 2,500 4,732
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 16,000 8,090
Shanghai Aiko Solar Energy Co. Ltd.,
Class A
(a)
1,400 1,827
Shanghai Bairun Investment Holding
Group Co. Ltd., Class A 1,200 2,961
Shanghai Baosight Software Co. Ltd.,
Class A 1,533 6,818
Shanghai Baosight Software Co. Ltd.,
Class B 10,704 17,512
Shanghai Electric Group Co. Ltd.,
Class A
(a)
3,100 1,660
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 500 1,631
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 7,500 12,462
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 773 3,548
Shanghai International Airport Co.
Ltd., Class A 1,900 9,091
Shanghai International Port Group
Co. Ltd., Class A 7,200 6,017
Shanghai Jinjiang International
Hotels Co. Ltd., Class A 1,600 5,316
Shanghai Junshi Biosciences Co. Ltd.,
Class H
(a)(b)
1,600 2,515
Shanghai Lingang Holdings Corp.,
Ltd., Class A 3,300 4,384
Shanghai Microport Medbot Group
Co. Ltd.
(a)
3,000 2,669
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 10,300 15,453
Shanghai Pudong Development Bank
Co. Ltd., Class A 19,200 22,316
Shanghai Putailai New Energy
Technology Co. Ltd., Class A 730 1,313
Shanghai RAAS Blood Products Co.
Ltd., Class A 7,600 8,097
Shanghai Rural Commercial Bank Co.
Ltd., Class A 6,300 5,806
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 5,200 3,929
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 1,100 2,979
Shanghai Zhonggu Logistics Co. Ltd.,
Class A 2,900 3,539
Shanxi Coking Coal Energy Group Co.
Ltd., Class A 6,000 6,874
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 1,600 3,443
Shanxi Meijin Energy Co. Ltd., Class
A
(a)
5,500 3,349
Shanxi Securities Co. Ltd., Class A 7,600 5,237
Shanxi Taigang Stainless Steel Co.
Ltd., Class A
(a)
11,600 5,762
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A 860 21,935
Shede Spirits Co. Ltd., Class A 600 4,555
Shenergy Co. Ltd., Class A 5,100 5,892
Shengyi Technology Co. Ltd., Class A 2,800 7,574
Shennan Circuits Co. Ltd., Class A 200 3,063
Shenwan Hongyuan Group Co. Ltd.,
Class A 16,500 10,457
Shenzhen Capchem Technology Co.
Ltd., Class A 900 4,095
Shenzhen Energy Group Co. Ltd.,
Class A 7,200 6,725
Shenzhen Goodix Technology Co.
Ltd., Class A 400 3,474
Shenzhen Han's CNC Technology Co.
Ltd., Class A
(a)
900 3,753
Shenzhen Inovance Technology Co.
Ltd., Class A 2,100 13,555
Shenzhen Kangtai Biological
Products Co. Ltd., Class A 1,200 2,650
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 1,000 35,576
Shenzhen New Industries Biomedical
Engineering Co. Ltd., Class A 600 5,156
Shenzhen Overseas Chinese Town Co.
Ltd., Class A
(a)
10,000 2,850
Shenzhen Salubris Pharmaceuticals
Co. Ltd., Class A 1,200 4,815
Shenzhen Transsion Holdings Co.
Ltd., Class A 741 8,291
Shenzhou International Group
Holdings Ltd. 9,300 78,988
Shijiazhuang Yiling Pharmaceutical
Co. Ltd., Class A 1,800 3,940
Sichuan Chuantou Energy Co. Ltd.,
Class A 5,700 14,772
Sichuan Hebang Corp. Ltd., Class A
(a)
16,400 3,903
Sichuan Kelun Pharmaceutical Co.
Ltd., Class A 1,500 6,235
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.
(a)
400 8,090
Sichuan Road and Bridge Group Co.
Ltd., Class A 4,260 3,714
Sichuan Swellfun Co. Ltd., Class A 800 4,154
Sieyuan Electric Co. Ltd., Class A 800 7,353
Sinolink Securities Co. Ltd., Class A 4,500 4,913
Sinoma International Engineering
Co., Class A 3,000 4,234
Sinoma Science & Technology Co.
Ltd., Class A 2,200 3,489
Sinomach Heavy Equipment Group
Co. Ltd., Class A
(a)
15,800 5,859
Sinopec Shanghai Petrochemical Co.
Ltd., Class H
(a)
70,000 9,677
Sinopharm Group Co. Ltd., Class H 16,800 39,484
Sinotrans Ltd., Class H 24,000 11,152
Sinotruk Hong Kong Ltd. 7,500 19,729

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Skshu Paint Co. Ltd., Class A 600 2,703
Smoore International Holdings Ltd.
(b)
23,000 26,880
Songcheng Performance
Development Co. Ltd., Class A 3,300 3,731
SooChow Securities Co. Ltd., Class A 4,700 4,136
Spring Airlines Co. Ltd., Class A
(a)
1,100 8,242
StarPower Semiconductor Ltd., Class
A 140 1,765
Sungrow Power Supply Co. Ltd., Class
A 1,380 13,143
Sunny Optical Technology Group Co.
Ltd. 7,400 41,585
Sunresin New Materials Co. Ltd.,
Class A 600 3,286
Sunwoda Electronic Co. Ltd., Class A 2,400 5,705
SUPCON Technology Co. Ltd., Class A 614 3,208
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A 400 1,379
Suzhou Maxwell Technologies Co.
Ltd., Class A 300 4,317
Suzhou TFC Optical Communication
Co. Ltd., Class A 280 3,875
TAL Education Group, ADR
(a)
5,193 52,034
Tangshan Jidong Cement Co. Ltd.,
Class A
(a)
6,800 4,243
TBEA Co. Ltd., Class A 2,020 3,784
TCL Technology Group Corp., Class A 16,500 8,950
Tencent Holdings Ltd. 70,900 3,287,248
Tencent Music Entertainment Group,
Class A
(c)
15,200 108,085
Thunder Software Technology Co.
Ltd., Class A 500 3,140
Tianjin Zhonghuan Semiconductor
Co. Ltd., Class A 4,550 5,496
Tianqi Lithium Corp., Class A 1,300 5,263
Tianqi Lithium Corp., Class H 1,400 3,835
Tianshan Aluminum Group Co. Ltd.,
Class A 4,500 4,284
Tingyi Cayman Islands Holding Corp. 24,000 29,278
Toly Bread Co. Ltd., Class A 5,900 4,523
Tongcheng Travel Holdings Ltd. 15,600 27,198
TongKun Group Co. Ltd., Class A 3,000 5,832
Tongling Nonferrous Metals Group
Co. Ltd., Class A 14,600 6,364
Tongwei Co. Ltd., Class A 2,200 5,519
Topchoice Medical Corp., Class A 280 1,727
Topsports International Holdings
Ltd.
(b)
33,000 14,743
Travelsky Technology Ltd., Class H 11,000 12,405
Trina Solar Co. Ltd., Class A 1,764 4,257
Trip.com Group Ltd.
(a)
5,750 248,637
Tsingtao Brewery Co. Ltd., Class A 300 2,851
Tsingtao Brewery Co. Ltd., Class H 8,000 51,152
Unigroup Guoxin Microelectronics
Co. Ltd., Class A 279 2,082
Uni-President China Holdings Ltd. 16,000 13,190
Unisplendour Corp. Ltd., Class A 3,200 10,250
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Venustech Group, Inc., Class A 1,200 2,562
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A
(a)
144 668
Vipshop Holdings Ltd., ADR 4,020 54,833
Wanda Film Holding Co. Ltd., Class
A
(a)
2,300 3,548
Wangfujing Group Co. Ltd., Class A 1,500 3,030
Wanhua Chemical Group Co. Ltd.,
Class A 2,000 21,475
Weibo Corp., ADR 1,627 12,560
Weichai Power Co. Ltd., Class A 7,900 15,085
Weichai Power Co. Ltd., Class H 20,000 31,951
Weihai Guangwei Composites Co.
Ltd., Class A 1,300 5,074
Wens Foodstuffs Group Co. Ltd., Class
A 5,000 13,795
Western Mining Co. Ltd., Class A 2,800 6,245
Western Securities Co. Ltd., Class A 5,800 5,241
Will Semiconductor Ltd., Class A 1,040 14,818
Wingtech Technology Co. Ltd., Class
A
(a)
1,000 4,128
Wintime Energy Group Co. Ltd., Class
A
(a)
32,900 5,008
Wuhan Guide Infrared Co. Ltd., Class
A 5,600 4,905
Wuliangye Yibin Co. Ltd., Class A 2,200 38,618
WUS Printed Circuit Kunshan Co.
Ltd., Class A 2,000 9,265
Wuxi AppTec Co. Ltd., Class A 4,040 23,780
Wuxi AppTec Co. Ltd., Class H
(b)
2,300 9,436
Wuxi Biologics Cayman, Inc.
(a)(b)
41,000 60,461
Wuxi Lead Intelligent Equipment Co.
Ltd., Class A 1,400 3,268
WuXi XDC Cayman, Inc.
(a)
2,500 5,728
XCMG Construction Machinery Co.
Ltd., Class A 7,100 6,435
Xiamen Faratronic Co. Ltd., Class A 300 3,597
Xiamen Tungsten Co. Ltd., Class A 2,000 4,705
Xiaomi Corp., Class B
(a)(b)
182,400 393,192
Xinhu Zhongbao Co. Ltd., Class A
(a)
13,200 3,068
Xinjiang Daqo New Energy Co. Ltd.,
Class A 1,143 3,211
Xinjiang Tianshan Cement Co. Ltd.,
Class A 1,600 1,202
Xinyi Solar Holdings Ltd. 40,266 19,123
XPeng, Inc., Class A
(a)
13,500 55,904
Yadea Group Holdings Ltd.
(b)
16,000 21,546
Yankuang Energy Group Co. Ltd.,
Class A 1,560 3,238
Yankuang Energy Group Co. Ltd.,
Class H 30,400 39,693
Yantai Jereh Oilfield Services Group
Co. Ltd., Class A 1,200 5,229
Yealink Network Technology Corp.,
Ltd., Class A 1,000 4,659
Yifeng Pharmacy Chain Co. Ltd., Class
A 1,020 2,955

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Yihai Kerry Arawana Holdings Co.
Ltd., Class A 1,000 3,787
Yintai Gold Co. Ltd., Class A 2,500 6,150
Yongan Futures Co. Ltd., Class A 3,400 5,575
Yonghui Superstores Co. Ltd., Class
A
(a)
9,700 3,033
YongXing Special Materials
Technology Co. Ltd., Class A 630 2,913
Yonyou Network Technology Co. Ltd.,
Class A
(a)
4,600 6,098
Youngor Fashion Co. Ltd., Class A 5,200 5,145
YTO Express Group Co. Ltd., Class A 2,300 4,564
Yunda Holding Co. Ltd., Class A 4,200 4,289
Yunnan Aluminium Co. Ltd., Class A 2,000 3,340
Yunnan Baiyao Group Co. Ltd., Class A 1,180 8,247
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A 600 4,018
Yunnan Chihong Zinc & Germanium
Co. Ltd., Class A 7,000 5,230
Yunnan Energy New Material Co. Ltd.,
Class A 1,200 5,117
Yunnan Tin Co. Ltd., Class A 2,400 4,669
Yunnan Yuntianhua Co. Ltd., Class A 2,000 5,421
Zai Lab Ltd.
(a)
11,500 21,934
Zangge Mining Co. Ltd., Class A 1,600 5,092
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 400 11,775
Zhaojin Mining Industry Co. Ltd.,
Class H 17,500 31,317
Zhejiang Century Huatong Group Co.
Ltd., Class A
(a)
900 408
Zhejiang China Commodities City
Group Co. Ltd., Class A 1,300 1,389
Zhejiang Chint Electrics Co. Ltd.,
Class A 2,100 5,602
Zhejiang Dahua Technology Co. Ltd.,
Class A 2,200 4,566
Zhejiang Expressway Co. Ltd., Class H 22,000 14,447
Zhejiang Huahai Pharmaceutical Co.
Ltd., Class A 2,300 5,458
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 1,750 5,686
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 1,200 2,349
Zhejiang Juhua Co. Ltd., Class A 2,900 7,961
Zhejiang Leapmotor Technology Co.
Ltd.
(a)(b)
7,300 23,361
Zhejiang Longsheng Group Co. Ltd.,
Class A 3,200 3,981
Zhejiang NHU Co. Ltd., Class A 2,480 7,172
Zhejiang Provincial New Energy
Investment Group Co. Ltd., Class A 5,900 5,984
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 2,600 6,627
Zhejiang Supor Co. Ltd., Class A 700 4,865
Zhejiang Weiming Environment
Protection Co. Ltd., Class A 1,600 4,242
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
China – 21.3% (continued)
Zhejiang Weixing New Building
Materials Co. Ltd., Class A 2,000 3,880
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 6,500 5,963
Zhengzhou Coal Mining Machinery
Group Co. Ltd., Class H 5,200 5,758
Zheshang Securities Co. Ltd., Class A 5,000 8,039
Zhongan Online P&c Insurance Co.
Ltd., Class H
(a)(b)
7,800 13,339
Zhongji Innolight Co. Ltd., Class A 840 15,052
Zhongjin Gold Corp. Ltd., Class A 4,400 9,778
Zhongsheng Group Holdings Ltd. 3,500 5,475
Zhongtai Securities Co. Ltd., Class A 9,000 7,522
Zhuzhou CRRC Times Electric Co.
Ltd., Class A 3,342 25,170
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 800 2,954
Zijin Mining Group Co. Ltd., Class A 16,100 36,936
Zijin Mining Group Co. Ltd., Class H 64,000 129,933
Zjld Group, Inc.
(b)
4,800 4,406
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 6,600 6,146
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class H 16,600 9,371
ZTE Corp., Class A 3,500 13,279
ZTE Corp., Class H 8,400 18,796
ZTO Express Cayman, Inc. 4,050 77,350
19,718,729
Colombia – 0.1%
Bancolombia SA 2,692 24,897
Ecopetrol SA 56,848 30,462
Grupo Energia Bogota SA ESP 33,502 20,181
Interconexion Electrica SA ESP 4,388 19,113
94,653
Czech Republic – 0.1%
CEZ AS
(c)
1,898 72,950
Komercni Banka AS 863 29,778
102,728
Egypt – 0.1%
Commercial International Bank
Egypt SAE 36,804 63,074
Greece – 0.5%
Alpha Services And Holdings SA 22,753 41,930
Athens International Airport SA 477 4,110
Eurobank Ergasias Services &
Holdings SA 30,016 68,793
Hellenic Telecommunications
Organization SA 2,128 34,932
Jumbo SA 1,227 32,875
Metlen Energy & Metals SA 1,273 50,252
Motor Oil Hellas Corinth Refineries
SA 491 12,496
National Bank of Greece SA 6,225 54,629
OPAP SA 2,407 41,960
Piraeus Financial Holdings SA 7,493 31,622
Public Power Corp. SA 2,394 30,491

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Greece – 0.5% (continued)
Star Bulk Carriers Corp. 812 18,302
Terna Energy SA 718 14,941
437,333
Hong Kong – 0.9%
Beijing Enterprises Holdings Ltd. 5,000 16,609
Beijing Enterprises Water Group Ltd. 58,000 17,893
BOC Hong Kong Holdings Ltd. 37,500 109,207
Brilliance China Automotive Holdings
Ltd. 30,000 14,670
C&D International Investment Group
Ltd. 9,812 16,454
China Everbright Environment Group
Ltd.
(c)
49,000 22,142
China Medical System Holdings Ltd. 15,000 12,442
China Merchants Port Holdings Co.
Ltd. 16,000 23,553
China Overseas Land & Investment
Ltd. 40,500 65,634
China Overseas Property Holdings
Ltd. 20,000 12,033
China Power International
Development Ltd. 57,000 26,851
China Resources Beer Holdings Co.
Ltd. 16,500 51,536
China Resources Gas Group Ltd. 10,300 34,940
China Resources Land Ltd. 36,000 108,065
China Resources Power Holdings Co.
Ltd. 22,000 60,548
China Ruyi Holdings Ltd.
(a)
76,000 20,333
China State Construction
International Holdings Ltd. 18,000 25,161
China Taiping Insurance Holdings
Co. Ltd. 19,400 20,686
China Traditional Chinese Medicine
Holdings Co. Ltd.
(a)
46,000 19,432
Far East Horizon Ltd. 16,000 10,917
Guangdong Investment Ltd. 28,000 14,695
Kunlun Energy Co. Ltd. 44,000 42,693
Orient Overseas International Ltd. 1,500 21,179
Shandong Hi-Speed Holdings Group
Ltd.
(a)
38,000 27,872
Want Want China Holdings Ltd. 40,000 24,014
Yuexiu Property Co. Ltd. 19,000 12,161
831,720
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC 4,682 36,487
OTP Bank NYRT 2,776 142,125
Richter Gedeon NYRT 1,584 45,148
223,760
India – 21.4%
ABB India Ltd. 561 52,911
ACC Ltd. 823 25,464
Adani Energy Solutions Ltd.
(a)
3,213 43,671
Adani Enterprises Ltd. 3,577 135,401
Adani Green Energy Ltd.
(a)
3,644 80,393
Adani Ports & Special Economic Zone
Ltd. 8,572 160,724
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
India – 21.4% (continued)
Adani Power Ltd.
(a)
10,960 96,139
Adani Total Gas Ltd. 3,191 34,130
Adani Wilmar Ltd.
(a)
2,008 8,349
Aditya Birla Capital Ltd.
(a)
5,909 16,012
Alkem Laboratories Ltd. 350 22,195
Ambuja Cements Ltd. 7,524 61,101
APL Apollo Tubes Ltd. 1,953 34,650
Apollo Hospitals Enterprise Ltd. 1,157 91,413
Ashok Leyland Ltd. 13,459 41,326
Asian Paints Ltd. 4,514 166,289
Astral Ltd. 1,393 36,414
AU Small Finance Bank Ltd.
(b)
5,401 41,674
Aurobindo Pharma Ltd. 3,286 56,284
Avenue Supermarts Ltd.
(a)(b)
1,733 102,163
Axis Bank Ltd. 26,457 368,470
Bajaj Auto Ltd. 803 92,684
Bajaj Finance Ltd. 3,120 253,649
Bajaj Finserv Ltd. 4,683 92,378
Bajaj Holdings & Investment Ltd. 320 36,764
Balkrishna Industries Ltd. 889 35,286
Bandhan Bank Ltd.
(b)
9,308 24,244
Bank of Baroda 11,230 34,020
Bank of India 8,482 12,744
Bank of Maharashtra 8,070 6,452
Berger Paints India Ltd. 1,989 13,182
Bharat Electronics Ltd. 41,468 156,529
Bharat Forge Ltd. 2,953 61,138
Bharat Heavy Electricals Ltd. 14,903 56,112
Bharat Petroleum Corp. Ltd. 21,899 91,555
Bharti Airtel Ltd. 26,820 477,773
Biocon Ltd. 5,845 25,295
Bosch Ltd. 95 39,687
Britannia Industries Ltd.
(a)
1,314 90,778
Canara Bank 20,374 27,913
CG Power & Industrial Solutions Ltd. 7,320 64,345
Cholamandalam Investment &
Finance Co. Ltd. 4,904 82,970
Cipla Ltd. 6,163 113,671
Coal India Ltd. 24,639 153,669
Colgate-Palmolive India Ltd. 1,580 64,388
Container Corp. of India Ltd. 3,149 39,131
Cummins India Ltd. 1,565 72,005
Dabur India Ltd. 6,719 51,013
Dalmia Bharat Ltd. 689 15,228
Deepak Nitrite Ltd. 900 33,239
Delhivery Ltd.
(a)
4,426 21,356
Divi's Laboratories Ltd. 1,425 83,789
DLF Ltd. 8,300 88,141
Dr. Reddy's Laboratories Ltd. 1,328 107,068
Eicher Motors Ltd. 1,656 98,153
Embassy Office Parks REIT
(e)
6,871 29,762
FSN E-Commerce Ventures Ltd.
(a)
12,604 29,051
Gail India Ltd. 31,385 90,326
General Insurance Corp. of India
(b)
2,531 12,997
Gland Pharma Ltd.
(a)(b)
733 18,749
GMR Airports Infrastructure Ltd.
(a)
26,957 32,753
Godrej Consumer Products Ltd. 4,775 82,165

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
India – 21.4% (continued)
Godrej Properties Ltd.
(a)
1,275 49,026
Grasim Industries Ltd. 3,960 131,328
Gujarat Fluorochemicals Ltd. 415 16,779
Gujarat Gas Ltd. 2,122 17,206
Havells India Ltd. 2,521 55,697
HCL Technologies Ltd. 12,288 241,067
HDFC Asset Management Co. Ltd.
(b)
901 44,273
HDFC Bank Ltd. 64,492 1,244,530
HDFC Life Insurance Co. Ltd.
(b)
10,485 89,599
Hero Motocorp Ltd. 1,501 98,391
Hindalco Industries Ltd. 17,028 136,177
Hindustan Aeronautics Ltd. 2,023 118,943
Hindustan Petroleum Corp. Ltd. 11,697 54,798
Hindustan Unilever Ltd. 10,009 323,436
Honeywell Automation India Ltd. 25 16,260
ICICI Bank Ltd. 59,824 868,043
ICICI Lombard General Insurance Co.
Ltd.
(b)
2,848 68,295
ICICI Prudential Life Insurance Co.
Ltd.
(b)
4,330 38,059
IDFC First Bank Ltd.
(a)
40,476 36,735
Indian Bank 2,557 18,592
Indian Hotels Co. Ltd. (The), Class A 9,787 75,049
Indian Oil Corp. Ltd. 45,125 97,910
Indian Railway Catering & Tourism
Corp. Ltd. 3,507 41,368
Indian Railway Finance Corp. Ltd.
(b)
20,711 47,901
Indraprastha Gas Ltd. 4,193 27,443
Indus Towers Ltd.
(a)
9,984 51,650
Indusind Bank Ltd. 6,811 116,146
Info Edge India Ltd. 875 73,438
Infosys Ltd. 40,974 914,258
InterGlobe Aviation Ltd.
(a)(b)
1,273 67,995
ITC Ltd. 34,910 206,532
Jindal Stainless Ltd. 3,427 30,309
Jindal Steel & Power Ltd. 4,690 55,356
Jio Financial Services Ltd.
(a)
39,424 154,675
JSW Energy Ltd. 4,339 37,726
JSW Infrastructure Ltd. 2,324 9,408
JSW Steel Ltd. 11,366 126,008
Jubilant Foodworks Ltd. 3,614 25,846
Kotak Mahindra Bank Ltd. 12,130 261,915
L&T Technology Services Ltd.
(b)
316 19,685
Larsen & Toubro Ltd. 7,815 356,081
Life Insurance Corp. of India 2,751 38,642
Linde India Ltd. 222 21,641
LTIMindtree Ltd.
(b)
1,110 75,011
Lupin Ltd. 2,722 62,154
Macrotech Developers Ltd.
(b)
2,703 42,252
Mahindra & Mahindra Financial
Services Ltd. 4,947 17,917
Mahindra & Mahindra Ltd. 10,341 359,131
MakeMyTrip Ltd.
(a)
628 58,775
Mankind Pharma Ltd.
(a)
391 9,471
Marico Ltd. 5,281 42,517
Maruti Suzuki India Ltd. 1,543 241,705
Max Financial Services Ltd.
(a)
2,587 34,358
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
India – 21.4% (continued)
Max Healthcare Institute Ltd. 8,526 93,912
Mazagon Dock Shipbuilders Ltd. 336 21,042
Mphasis Ltd. 1,008 34,822
MRF Ltd. 23 39,075
Muthoot Finance Ltd. 1,098 24,104
Nestle India Ltd. 4,135 121,308
NHPC Ltd. 29,245 36,689
NMDC Ltd. 13,204 38,102
NTPC Ltd. 56,331 279,876
Oberoi Realty Ltd. 1,363 30,318
Oil & Natural Gas Corp. Ltd. 46,587 185,950
Oil India Ltd. 5,950 41,042
One 97 Communications Ltd.
(a)
3,406 20,106
Oracle Financial Services Software
Ltd. 221 29,153
Page Industries Ltd. 49 24,812
Patanjali Foods Ltd. 797 16,373
PB Fintech Ltd.
(a)
2,836 49,215
Persistent Systems Ltd. 1,166 67,294
Petronet LNG Ltd. 7,247 31,895
Phoenix Mills Ltd. (The) 989 42,490
PI Industries Ltd. 964 51,013
Pidilite Industries Ltd. 1,850 70,404
Polycab India Ltd. 503 41,201
Power Finance Corp. Ltd. 16,653 110,743
Power Grid Corp. of India Ltd. 54,033 224,705
Prestige Estates Projects Ltd. 1,505 32,640
Procter & Gamble Hygiene & Health
Care Ltd. 109 22,007
Punjab National Bank 24,609 36,431
Rail Vikas Nigam Ltd. 6,590 47,342
Rec Ltd. 14,397 110,778
Reliance Industries Ltd. 39,475 1,419,504
Samvardhana Motherson
International Ltd. 24,121 56,629
SBI Cards & Payment Services Ltd. 2,829 24,559
SBI Life Insurance Co. Ltd.
(b)
5,255 110,063
Schaeffler India Ltd. 449 22,884
Shree Cement Ltd. 102 33,794
Shriram Finance Ltd. 2,789 97,663
Siemens Ltd. 1,055 89,876
SJVN Ltd. 7,217 12,797
Solar Industries India Ltd. 268 34,516
Sona BLW Precision Forgings Ltd.
(b)
3,224 26,155
SRF Ltd. 1,684 53,196
State Bank of India 20,883 217,587
Steel Authority of India Ltd. 17,433 31,864
Sun Pharmaceutical Industries Ltd. 12,503 256,746
Sundaram Finance Ltd. 671 34,662
Supreme Industries Ltd. 679 43,422
Suzlon Energy Ltd.
(a)
108,910 90,246
Tata Communications Ltd. 1,322 31,432
Tata Consultancy Services Ltd. 11,623 608,762
Tata Consumer Products Ltd. 7,284 103,433
Tata Elxsi Ltd. 405 33,784
Tata Motors Ltd. 20,768 286,894
Tata Motors Ltd., Class A 5,386 51,011

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
India – 21.4% (continued)
Tata Power Co. Ltd. (The) 20,049 108,615
Tata Steel Ltd. 94,782 187,156
Tata Technologies Ltd. 719 8,582
Tech Mahindra Ltd. 6,972 129,433
Thermax Ltd. 400 24,230
Titan Co. Ltd. 4,387 181,233
Torrent Pharmaceuticals Ltd. 1,013 38,374
Torrent Power Ltd. 1,737 38,721
Trent Ltd. 2,094 146,029
Tube Investments of India Ltd. 1,168 57,732
TVS Motor Co. Ltd. 2,539 76,750
UltraTech Cement Ltd. 1,333 189,250
Union Bank of India Ltd. 16,888 27,189
United Breweries Ltd. 628 15,113
United Spirits Ltd. 3,568 60,226
UPL Ltd. 5,248 35,855
Varun Beverages Ltd. 5,414 101,997
Vedant Fashions Ltd. 354 4,864
Vedanta Ltd. 15,101 81,296
Vodafone Idea Ltd.
(a)
94,942 18,449
Voltas Ltd. 2,692 49,436
Wipro Ltd. 16,546 103,155
Yes Bank Ltd.
(a)
148,110 46,894
Zomato Ltd.
(a)
67,805 185,813
Zydus Lifesciences Ltd. 2,856 42,542
19,860,087
Indonesia – 1.7%
Adaro Energy Indonesia Tbk PT 122,700 24,298
Adaro Minerals Indonesia Tbk PT
(a)
81,800 6,741
Amman Mineral Internasional PT
(a)
145,700 105,960
Aneka Tambang Tbk 107,900 8,726
Astra International Tbk PT 224,100 65,052
Bank Central Asia Tbk PT 610,600 385,850
Bank Mandiri (Persero) Tbk PT 437,800 172,320
Bank Negara Indonesia (Persero)
Tbk PT 179,600 54,896
Bank Rakyat Indonesia (Persero)
Tbk PT 819,800 235,453
Barito Pacific Tbk PT 333,444 22,353
Barito Renewables Energy Tbk PT 179,200 95,331
Chandra Asri Petrochemical Tbk PT 87,300 51,811
Charoen Pokphand Indonesia Tbk PT 72,800 23,394
Dayamitra Telekomunikasi PT 123,700 5,287
Goto Gojek Tokopedia Tbk PT, Class
A
(a)
8,772,600 28,595
Gudang Garam Tbk PT 6,300 6,102
Indah Kiat Pulp & Paper Tbk PT 31,600 16,228
Indofood CBP Sukses Makmur Tbk
PT 20,200 13,572
Indofood Sukses Makmur Tbk PT 48,300 18,194
Indosat Tbk PT 15,100 10,308
Kalbe Farma Tbk PT 182,600 17,856
Mayora Indah Tbk PT 38,800 6,228
Merdeka Battery Materials Tbk PT
(a)
139,100 5,090
Merdeka Copper Gold Tbk PT
(a)
112,400 17,005
Pantai Indah Kapuk Dua Tbk PT 18,300 5,993
Sarana Menara Nusantara Tbk PT 238,000 11,637
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Indonesia – 1.7% (continued)
Semen Indonesia Persero Tbk PT 39,100 9,402
Sumber Alfaria Trijaya Tbk PT 217,300 37,954
Telekomunikasi Indonesia (Persero)
Tbk PT 526,800 93,308
Trimegah Bangun Persada Tbk PT 124,200 6,989
Unilever Indonesia Tbk PT 75,800 11,375
United Tractors Tbk PT 16,300 25,863
Vale Indonesia Tbk PT
(a)
31,700 7,291
1,606,462
Ireland – 1.0%
PDD Holdings, Inc., ADR
(a)
7,469 962,679
Kuwait – 0.8%
Agility Public Warehousing Co. KSCP 16,404 14,710
Boubyan Bank KSCP 12,010 23,269
Gulf Bank KSCP 31,347 31,906
Kuwait Finance House KSCP 141,746 341,898
Mabanee Co. KPSC 9,486 26,047
Mobile Telecommunications Co. KSCP 17,197 25,608
National Bank of Kuwait SAKP 84,469 250,187
713,625
Luxembourg – 0.1%
Reinet Investments SCA 1,665 44,885
Malaysia – 1.4%
Ammb Holdings BHD 24,800 24,344
Axiata Group BHD 53,300 27,842
Celcomdigi BHD 28,100 23,241
CIMB Group Holdings BHD 78,129 126,346
Dialog Group BHD 47,200 26,094
Gamuda BHD 23,141 39,588
Genting BHD 21,000 21,619
Genting Malaysia BHD 37,600 21,278
Hong Leong Bank BHD 7,800 32,731
IHH Healthcare BHD 25,700 35,240
Inari Amertron BHD 35,800 29,454
IOI Corp. BHD 30,900 25,691
Kuala Lumpur Kepong BHD 5,400 24,776
Malayan Banking BHD 56,499 125,676
Malaysia Airports Holdings BHD 11,200 24,962
Maxis BHD 17,500 13,445
MISC BHD 12,700 24,297
Mr DIY Group M BHD
(b)
23,050 10,535
Nestle Malaysia BHD 700 16,546
Petronas Chemicals Group BHD 22,600 28,530
Petronas Dagangan BHD 1,900 7,336
Petronas Gas BHD 8,100 32,086
PPB Group BHD 5,800 18,709
Press Metal Aluminium Holdings
BHD 40,100 46,781
Public Bank BHD 135,400 124,069
Ql Resources BHD 14,800 21,518
RHB Bank BHD 24,517 30,470
SD Guthrie Bhd 20,700 20,139
Sime Darby BHD 36,700 20,768
Sunway Bhd 14,300 13,352

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Malaysia – 1.4% (continued)
Telekom Malaysia BHD 25,800 39,139
Tenaga Nasional BHD 41,000 125,646
Time Dotcom BHD 10,500 11,747
YTL Corp. BHD 41,100 30,504
YTL Power International BHD 22,500 22,821
1,267,320
Mexico – 2.2%
America Movil SAB de CV, Series B 368,064 307,601
Arca Continental SAB de CV 5,607 55,247
Becle SAB de CV 21,191 34,840
Cemex SAB de CV 178,862 114,822
Coca-Cola Femsa SAB de CV 6,133 55,416
El Puerto de Liverpool SAB de CV,
Series C1 1,786 12,651
Fibra Uno Administracion SA de CV
(e)
31,691 40,314
Fomento Economico Mexicano SAB
de CV 24,625 271,661
Gruma SAB de CV, Class B 2,096 39,332
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 4,433 70,997
Grupo Aeroportuario del Sureste SAB
de CV, Class B 1,952 58,627
Grupo Bimbo SAB de CV, Series A 14,325 50,432
Grupo Carso SAB de CV, Series A1 5,911 38,295
Grupo Comercial Chedraui SA de CV 5,105 38,011
Grupo Elektra SAB de CV 548 27,795
Grupo Financiero Banorte SAB de CV,
Class O 33,374 250,630
Grupo Financiero Inbursa SAB de CV,
Class O
(a)
22,737 55,761
Grupo Mexico SAB de CV, Series B 36,711 206,467
Industrias Penoles SAB de CV
(a)
2,188 31,979
Kimberly-Clark de Mexico SAB de CV,
Class A 20,707 36,900
Orbia Advance Corp. SAB de CV 12,216 15,770
Prologis Property Mexico SA de CV,
Class REIT
(e)
8,832 29,506
Wal-Mart de Mexico SAB de CV 56,229 187,123
2,030,177
Philippines – 0.6%
Ayala Corp. 2,690 27,026
Ayala Land, Inc. 69,900 35,324
Bank of The Philippine Islands 25,902 53,822
BDO Unibank, Inc. 25,524 59,902
International Container Terminal
Services, Inc. 9,360 57,081
JG Summit Holdings, Inc. 26,522 12,631
Jollibee Foods Corp. 6,750 26,595
Manila Electric Co. 4,050 27,058
Metropolitan Bank & Trust Co. 24,340 28,645
PLDT, Inc. 955 24,785
SM Investments Corp. 5,655 87,961
SM Prime Holdings, Inc. 126,600 62,459
Universal Robina Corp. 3,800 7,746
511,035
Qatar – 0.7%
Commercial Bank PSQC (The) 33,134 38,030
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Qatar – 0.7% (continued)
Dukhan Bank 20,680 21,276
Industries Qatar QSC 21,882 78,670
Masraf Al Rayan QSC 80,880 51,758
Mesaieed Petrochemical Holding Co. 51,162 23,508
Ooredoo QPSC 10,015 28,744
Qatar Electricity & Water Co. QSC 5,701 24,082
Qatar Fuel QSC 7,215 29,209
Qatar Gas Transport Co. Ltd. 41,532 51,330
Qatar International Islamic Bank QSC 12,571 36,011
Qatar Islamic Bank SAQ 19,598 106,037
Qatar National Bank QPSC 47,299 198,627
687,282
Russia – 0.0%
Alrosa PJSC
(d)
11,270 0
Gazprom PJSC
(a),(d)
67,050 0
GMK Norilskiy Nickel PAO
(d)
34,100 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works
PJSC
(d)
5,210 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(d)
6,530 0
Phosagro PJSC
(d)
229 0
PIK-Spetsializirovannyy
Zastroyshchik PAO
(a),(d)
401 0
Polyus PJSC
(a),(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO
(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC,
Class A
(a),(d)
10,710 0
VTB Bank PJSC
(d)
4,246 0
0
Saudi Arabia – 3.7%
ACWA Power Co. 1,551 163,289
Ades Holding Co.
(a)
4,540 24,685
Advanced Petrochemical Co.
(a)
1,828 19,489
Al Rajhi Bank 22,498 513,294
Alinma Bank 13,747 118,714
Almarai Co. JSC 3,069 49,406
Arab National Bank 10,530 60,173
Arabian Internet & Communications
Services Co. 309 24,197
Bank Albilad 7,014 68,796
Bank Al-Jazira
(a)
5,912 27,103
Banque Saudi Fransi 6,955 68,588
Bupa Arabia For Cooperative
Insurance Co. 880 54,040
Company For Cooperative Insurance
(The) 871 33,429
Dr. Sulaiman Al Habib Medical
Services Group Co. 1,025 78,680
Elm Co. 319 77,712
Etihad Etisalat Co. 4,459 61,800
Jarir Marketing Co. 7,314 25,303
Mouwasat Medical Services Co. 1,148 36,901

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Saudi Arabia – 3.7% (continued)
Nahdi Medical Co. 503 17,804
Rabigh Refining & Petrochemical
Co.
(a)
2,995 5,636
Riyad Bank 16,780 122,767
SABIC Agri-Nutrients Co. 2,769 86,792
Sahara International Petrochemical
Co. 4,130 31,427
SAL Saudi Logistics Services 282 23,601
Saudi Arabian Mining Co.
(a)
14,134 162,176
Saudi Arabian Oil Co.
(b)
49,698 365,592
Saudi Aramco Base Oil Co. 616 21,344
Saudi Awwal Bank 11,510 120,717
Saudi Basic Industries Corp. 10,147 213,114
Saudi Electricity Co. 7,071 32,190
Saudi Industrial Investment Group 4,527 24,614
Saudi Kayan Petrochemical Co.
(a)
9,119 19,809
Saudi National Bank (The) 33,882 343,164
Saudi Research & Media Group
(a)
380 26,414
Saudi Tadawul Group Holding Co. 575 35,494
Saudi Telecom Co. 20,834 213,787
Savola Group (The)
(a)
3,114 37,889
Yanbu National Petrochemical Co. 3,146 33,918
3,443,848
Singapore – 0.0%
BOC Aviation Ltd.
(b)
2,700 23,692
South Africa – 2.7%
ABSA Group Ltd. 9,809 86,167
Anglo American Platinum Ltd. 564 21,904
Aspen Pharmacare Holdings Ltd. 4,407 61,015
Bid Corp. Ltd. 4,030 100,424
Bidvest Group Ltd. (The) 3,592 53,975
Capitec Bank Holdings Ltd. 1,154 179,908
Clicks Group Ltd. 2,994 58,263
Discovery Ltd. 6,828 53,599
Exxaro Resources Ltd. 2,895 31,012
FirstRand Ltd. 55,858 250,868
Gold Fields Ltd. 10,137 177,873
Harmony Gold Mining Co. Ltd. 6,008 58,794
Impala Platinum Holdings Ltd. 9,955 51,003
Investec Ltd. 2,657 20,770
Kumba Iron Ore Ltd. 656 14,327
MTN Group Ltd. 19,721 85,762
Multichoice Group
(a)
4,506 27,074
Naspers Ltd., Class N 2,088 404,281
Nedbank Group Ltd. 4,908 75,021
Northam Platinum Holdings Ltd.
(c)
3,641 28,554
Old Mutual Ltd. 47,339 32,060
Outsurance Group Ltd. 7,287 19,348
Pepkor Holdings Ltd.
(b)
21,547 24,151
Remgro Ltd. 5,774 44,433
Sanlam Ltd. 19,460 87,238
Sasol Ltd. 6,028 48,827
Shoprite Holdings Ltd. 5,193 86,933
Sibanye Stillwater Ltd. 28,190 32,326
Standard Bank Group Ltd. 14,978 182,605
Vodacom Group Ltd. 7,329 41,183
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
South Africa – 2.7% (continued)
Woolworths Holdings Ltd. 8,170 27,037
2,466,735
South Korea – 11.4%
Alteogen, Inc.
(a)
432 98,841
Amorepacific Corp. 328 43,289
Amorepacific Group 350 7,906
BGF Retail Co. Ltd. 97 7,285
BNK Financial Group, Inc. 3,213 22,217
Celltrion Pharm, Inc.
(a)
235 17,137
Celltrion, Inc. 1,727 256,526
Cheil Worldwide, Inc. 885 11,410
CJ Cheiljedang Corp. 97 27,231
CJ Corp. 157 15,087
CJ ENM Co. Ltd.
(a)
151 8,379
CJ Logistics Corp. 127 9,086
Cosmo AM&T Co. Ltd.
(a)
272 25,644
Coway Co. Ltd. 599 27,106
CS Wind Corp. 313 10,833
DB Hitek Co. Ltd. 440 17,354
DB Insurance Co. Ltd. 515 41,335
DL E&C Co. Ltd. 352 9,000
Dongsuh Cos., Inc. 389 5,264
Doosan Bobcat, Inc. 615 18,404
Doosan Co. Ltd. 103 13,092
Doosan Enerbility Co. Ltd.
(a)
4,965 67,907
Doosan Fuel Cell Co. Ltd.
(a)
723 10,529
Doosan Robotics, Inc.
(a)
239 12,360
Ecopro BM Co. Ltd.
(a)
551 71,999
Ecopro Co. Ltd.
(a)
1,082 72,539
Ecopro Materials Co. Ltd.
(a)
226 13,297
E-Mart, Inc. 128 5,616
Enchem Co. Ltd.
(a)
122 15,463
F&F Co. Ltd. 101 4,226
Fila Holdings Corp. 547 17,005
Green Cross Corp. 122 11,848
GS Holdings Corp. 532 18,896
GS Retail Co. Ltd. 504 7,761
Hana Financial Group, Inc. 3,262 153,297
Hanjin Kal Corp. 309 15,464
Hankook Tire & Technology Co. Ltd. 820 26,594
Hanmi Pharm Co. Ltd. 78 16,373
Hanmi Science Co. Ltd. 277 6,237
Hanmi Semiconductor Co. Ltd. 503 47,934
Hanon Systems 2,128 6,863
Hansol Chemical Co. Ltd. 135 15,954
Hanwha Aerospace Co. Ltd. 384 80,328
Hanwha Corp. 493 11,172
Hanwha Life Insurance Co. Ltd. 3,587 8,116
Hanwha Ocean Co. Ltd.
(a)
1,604 35,593
Hanwha Solutions Corp. 1,079 19,397
Hanwha Systems Co. Ltd. 681 9,349
HD Hyundai Co. Ltd. 516 31,445
HD Hyundai Electric Co. Ltd. 238 53,590
HD Hyundai Heavy Industries Co.
Ltd.
(a)
219 33,564
HD Hyundai Infracore Co. Ltd. 1,570 9,089

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
South Korea – 11.4% (continued)
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(a)
535 80,439
Hite Jinro Co. Ltd. 394 5,953
HL Mando Co. Ltd. 448 12,691
HLB, Inc.
(a)
1,359 79,758
HMM Co. Ltd. 3,315 43,823
Hotel Shilla Co. Ltd. 376 13,655
Hugel, Inc.
(a)
77 13,731
HYBE Co. Ltd. 242 30,937
Hyosung Advanced Materials Corp. 33 7,478
Hyosung TNC Corp. 29 6,361
Hyundai Autoever Corp. 90 10,741
Hyundai Elevator Co. Ltd. 256 7,931
Hyundai Engineering & Construction
Co. Ltd. 542 13,169
Hyundai Glovis Co. Ltd. 436 38,478
Hyundai Marine & Fire Insurance Co.
Ltd. 711 18,617
Hyundai Mipo Dockyard Co. Ltd.
(a)
281 23,982
Hyundai Mobis Co. Ltd. 714 114,354
Hyundai Motor Co. 1,576 285,036
Hyundai Rotem Co. Ltd. 882 31,327
Hyundai Steel Co. 703 14,119
Industrial Bank of Korea 3,610 36,710
JYP Entertainment Corp. 329 13,788
Kakao Corp. 3,253 92,622
Kakao Games Corp.
(a)
387 5,245
KakaoBank Corp. 2,497 38,813
KakaoPay Corp.
(a)
111 2,036
Kangwon Land, Inc. 1,574 16,509
KB Financial Group, Inc. 4,343 277,283
KCC Corp. 53 12,646
Kepco Engineering & Construction
Co., Inc. 177 9,784
Kepco Plant Service & Engineering
Co. Ltd. 267 7,631
KIA Corp. 2,869 233,604
Kiwoom Securities Co. Ltd. 185 17,845
Korea Aerospace Industries Ltd. 808 33,453
Korea Electric Power Corp.
(a)
2,885 41,386
Korea Gas Corp.
(a)
381 12,315
Korea Investment Holdings Co. Ltd. 523 27,807
Korea Zinc Co. Ltd. 105 36,913
Korean Air Lines Co. Ltd. 1,788 27,598
Krafton, Inc.
(a)
335 71,538
KT Corp. 685 19,827
KT&G Corp. 1,214 82,271
Kum Yang Co. Ltd.
(a)
350 17,160
Kumho Petrochemical Co. Ltd. 161 16,220
L&F Co. Ltd.
(a)
279 23,041
Leeno Industrial, Inc. 130 18,932
LG Chem Ltd. 440 97,636
LG Corp. 1,026 64,612
LG Display Co. Ltd.
(a)
2,578 21,047
LG Electronics, Inc. 1,274 96,238
LG Energy Solution
(a)
425 100,018
LG H&H Co. Ltd. 87 22,244
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
South Korea – 11.4% (continued)
LG Innotek Co. Ltd. 165 30,681
LG Uplus Corp. 2,054 14,964
Lotte Chemical Corp. 227 16,719
Lotte Corp. 356 6,387
Lotte Energy Materials Corp. 350 9,762
Lotte Shopping Co. Ltd. 138 6,195
LS Corp. 207 17,396
Meritz Financial Group, Inc. 1,165 71,419
Mirae Asset Securities Co. Ltd. 2,940 16,550
NAVER Corp. 1,558 196,907
NCSoft Corp. 99 12,606
Netmarble Corp.
(a)(b)
328 15,081
NH Investment & Securities Co. Ltd. 1,275 12,873
Nongshim Co. Ltd. 37 12,967
OCI Holdings Co. Ltd. 153 8,168
Orion Corp. 264 16,798
Pan Ocean Co. Ltd. 3,120 8,782
Pearl Abyss Corp.
(a)
374 11,518
POSCO DX Co. Ltd. 609 12,784
POSCO Future M Co. Ltd. 340 52,232
POSCO Holdings, Inc. 822 209,866
POSCO International Corp. 611 23,521
S-1 Corp. 131 5,357
Samsung Biologics Co. Ltd.
(a)(b)
204 138,988
Samsung C&T Corp. 918 103,552
Samsung Card Co. Ltd. 191 5,841
Samsung Electro-Mechanics Co. Ltd. 628 72,801
Samsung Electronics Co. Ltd. 56,096 3,418,525
Samsung Engineering Co. Ltd.
(a)
1,868 38,737
Samsung Fire & Marine Insurance
Co. Ltd. 363 98,215
Samsung Heavy Industries Co. Ltd.
(a)
7,750 65,918
Samsung Life Insurance Co. Ltd. 902 63,224
Samsung SDI Co. Ltd. 565 131,119
Samsung SDS Co. Ltd. 461 49,423
Samsung Securities Co. Ltd. 473 15,374
SD Biosensor, Inc.
(a)
676 4,719
Shinhan Financial Group Co. Ltd. 4,964 215,614
Shinsegae, Inc. 92 10,144
SK Biopharmaceuticals Co. Ltd.
(a)
358 22,285
SK Bioscience Co. Ltd.
(a)
355 14,311
SK Hynix, Inc. 6,233 881,018
SK IE Technology Co. Ltd.
(a)(b)
346 9,374
SK Innovation Co. Ltd.
(a)
550 41,627
SK Square Co. Ltd.
(a)
1,171 73,318
SK Telecom Co. Ltd. 490 19,255
SK, Inc. 400 43,552
SKC Co. Ltd.
(a)
244 24,156
S-Oil Corp. 429 21,158
Soulbrain Co. Ltd. 55 10,527
Studio Dragon Corp.
(a)
180 4,949
Wemade Co. Ltd.
(a)
230 6,265
Wonik IPS Co. Ltd.
(a)
470 12,921
Woori Financial Group, Inc. 7,276 83,184
Yuhan Corp. 670 45,940
10,585,150

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Taiwan – 18.4%
Accton Technology Corp. 7,000 107,971
Acer, Inc. 35,000 46,692
Advantech Co. Ltd. 5,928 62,490
Airtac International Group 2,046 52,099
Alchip Technologies Ltd. 1,000 79,708
ASE Technology Holding Co. Ltd. 42,000 191,664
Asia Cement Corp. 27,000 34,048
Asia Vital Components Co. Ltd. 4,000 77,396
Asustek Computer, Inc. 9,000 124,855
AUO Corp. 62,600 33,995
Catcher Technology Co. Ltd. 9,000 58,321
Cathay Financial Holding Co. Ltd. 130,836 248,377
Chailease Holding Co. Ltd. 16,836 77,854
Chang Hwa Commercial Bank Ltd. 45,264 25,820
Cheng Shin Rubber Industry Co. Ltd. 25,000 36,698
Chicony Electronics Co. Ltd. 8,000 37,846
China Airlines Ltd. 26,000 18,153
China Development Financial
Holding Corp. 189,000 92,574
China Steel Corp. 142,000 100,225
Chroma ATE, Inc. 5,000 45,786
Chunghwa Telecom Co. Ltd. 44,000 162,641
Compal Electronics, Inc. 45,000 43,056
CTBC Financial Holding Co. Ltd. 224,000 241,923
Delta Electronics, Inc. 21,000 264,816
E Ink Holdings, Inc. 11,000 90,189
E.Sun Financial Holding Co. Ltd. 179,234 144,772
Eclat Textile Co. Ltd. 3,000 48,190
Elite Material Co. Ltd. 4,000 53,301
ememory Technology, Inc. 1,000 70,125
Eva Airways Corp. 29,000 30,394
Evergreen Marine Corp. Taiwan Ltd. 9,600 49,796
Far Eastern New Century Corp. 28,000 28,963
Far EasTone Telecommunications
Co. Ltd. 19,000 49,827
Feng TAY Enterprise Co. Ltd. 7,512 31,995
First Financial Holding Co. Ltd. 114,478 102,219
Formosa Chemicals & Fibre Corp. 49,000 74,312
Formosa Petrochemical Corp. 13,000 25,470
Formosa Plastics Corp. 63,000 110,974
Formosa Sumco Technology Corp. 2,000 9,218
Fortune Electric Co. Ltd. 2,200 46,450
Foxconn Technology Co. Ltd. 11,000 21,853
Fubon Financial Holding Co. Ltd. 97,935 262,789
Giant Manufacturing Co. Ltd. 5,000 36,051
Gigabyte Technology Co. Ltd. 7,000 55,157
Global Unichip Corp. 1,000 34,986
Globalwafers Co. Ltd. 3,000 45,269
Gold Circuit Electronics Ltd. 4,000 26,711
Highwealth Construction Corp. 22,000 42,835
Hiwin Technologies Corp. 4,000 24,399
Hon Hai Precision Industry Co. Ltd. 136,000 819,227
Hotai Motor Co. Ltd. 4,120 81,096
Hua Nan Financial Holdings Co. Ltd. 96,139 81,164
Innolux Corp. 102,000 47,633
International Games System Co. Ltd. 4,000 90,904
Inventec Corp. 38,000 55,145
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Taiwan – 18.4% (continued)
Jentech Precision Industrial Co. Ltd. 1,000 35,291
King Slide Works Co. Ltd. 1,000 33,617
King Yuan Electronics Co. Ltd. 11,000 35,138
Largan Precision Co. Ltd. 1,152 98,658
Lite-On Technology Corp. 27,000 81,402
Lotes Co. Ltd. 1,000 42,288
Macronix International Co. Ltd. 23,000 20,572
MediaTek, Inc. 17,000 630,970
Mega Financial Holding Co. Ltd. 134,899 177,293
Merida Industry Co. Ltd. 3,000 22,817
Micro-Star International Co. Ltd. 9,000 46,410
Momo.com, Inc. 1,100 13,988
Nan Ya Plastics Corp. 66,000 100,396
Nan Ya Printed Circuit Board Corp. 2,000 10,100
Nanya Technology Corp.
(a)
13,000 22,583
Nien Made Enterprise Co. Ltd. 3,000 36,279
Novatek Microelectronics Corp. 7,000 111,378
Oneness Biotech Co. Ltd.
(a)
4,199 20,248
Pegatron Corp. 23,000 70,322
PharmaEssentia Corp.
(a)
3,000 59,872
Phison Electronics Corp. 2,000 31,214
Polaris Group
(a)
4,000 7,764
Pou Chen Corp. 27,000 29,653
Powerchip Semiconductor
Manufacturing Corp.
(a)
24,000 16,793
Powertech Technology, Inc. 9,000 44,767
President Chain Store Corp. 6,000 50,654
Quanta Computer, Inc. 27,000 223,836
Realtek Semiconductor Corp. 6,000 93,459
Ruentex Development Co. Ltd. 23,000 35,826
Ruentex Industries Ltd. 10,000 24,430
Shanghai Commercial & Savings Bank
Ltd. (The) 43,686 55,422
Shihlin Electric & Engineering Corp. 3,000 21,950
Shin Kong Financial Holding Co.
Ltd.
(a)
134,000 44,232
Sino-American Silicon Products, Inc. 7,000 40,995
SinoPac Financial Holdings Co. Ltd. 129,094 104,469
Synnex Technology International
Corp. 12,000 25,957
TA Chen Stainless Pipe 24,000 28,622
Taishin Financial Holding Co. Ltd. 155,216 95,859
Taiwan Business Bank 72,000 41,071
Taiwan Cooperative Financial
Holding Co. Ltd. 108,974 89,016
Taiwan Fertilizer Co. Ltd. 10,000 19,623
Taiwan High Speed Rail Corp. 15,000 13,576
Taiwan Mobile Co. Ltd. 21,000 67,402
Taiwan Semiconductor
Manufacturing Co. Ltd. 277,000 7,870,946
Tatung Co. Ltd.
(a)
24,000 36,507
TCC Group Holdings Co. Ltd. 71,117 74,968
TECO Electric & Machinery Co. Ltd. 20,000 29,571
Tripod Technology Corp. 6,000 36,234
Unimicron Technology Corp. 14,000 76,453
Uni-President Enterprises Corp. 56,000 142,939
United Microelectronics Corp. 134,000 205,464

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Taiwan – 18.4% (continued)
Vanguard International
Semiconductor Corp. 9,000 31,898
Visera Technologies Co. Ltd. 1,000 9,963
Voltronic Power Technology Corp. 1,000 56,434
Walsin Lihwa Corp. 24,000 25,190
Walsin Technology Corp. 5,000 17,341
WAN HAI Lines Ltd. 13,590 32,208
Win Semiconductors Corp.
(a)
5,000 20,535
Winbond Electronics Corp. 27,000 19,016
Wistron Corp. 30,000 88,348
Wiwynn Corp. 1,049 64,785
WPG Holdings Ltd. 16,000 41,813
WT Microelectronics Co. Ltd. 9,593 30,352
Yageo Corp. 4,591 110,620
Yang Ming Marine Transport Corp. 17,000 32,790
Yuanta Financial Holding Co. Ltd. 134,529 134,243
Yulon Finance Corp. 3,000 14,101
Yulon Motor Co. Ltd. 8,000 14,846
Zhen Ding Technology Holding Ltd. 9,000 37,375
17,087,574
Thailand – 1.5%
Advanced Info Service PCL, NVDR 13,300 87,311
Airports of Thailand PCL, NVDR 48,500 76,876
Asset World Corp. PCL, NVDR 113,100 11,550
B Grimm Power PCL, NVDR 15,800 9,574
Bangkok Bank PCL, NVDR 9,000 34,591
Bangkok Dusit Medical Services PCL,
NVDR 71,700 52,802
Bangkok Expressway & Metro PCL,
NVDR 81,500 17,834
Banpu PCL, NVDR 85,500 11,897
Berli Jucker PCL, NVDR 17,300 10,047
BTS Group Holdings PCL, NVDR 96,200 11,605
Bumrungrad Hospital PCL, NVDR 6,000 41,408
Carabao Group PCL, NVDR 1,400 2,592
Central Pattana PCL, NVDR 14,700 22,785
Central Plaza Hotel PCL, NVDR 7,500 8,679
Central Retail Corp. PCL, NVDR 38,400 34,204
Charoen Pokphand Foods PCL,
NVDR
(a)
46,500 31,309
Com7 PCL, NVDR 11,400 6,524
CP ALL PCL, NVDR 64,100 104,750
CP Axtra PCL, NVDR 17,500 14,974
Electricity Generating PCL, NVDR 3,700 10,173
Energy Absolute PCL, NVDR 18,600 1,879
Global Power Synergy PCL, NVDR 4,100 4,572
Gulf Energy Development PCL, NVDR 63,420 84,957
Home Product Center PCL, NVDR 71,900 18,356
Indorama Ventures PCL, NVDR 18,900 10,233
Intouch Holdings PCL, NVDR 11,500 26,536
IRPC PCL, NVDR 209,500 8,640
Kasikornbank PCL, NVDR 15,200 56,075
KCE Electronics PCL, NVDR 7,700 9,613
Krung Thai Bank PCL, NVDR 55,300 28,081
Krungthai Card PCL, NVDR 7,500 8,206
Land & Houses PCL, NVDR 75,000 12,099
Minor International PCL, NVDR 43,400 35,309
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Thailand – 1.5% (continued)
Muangthai Capital PCL, NVDR 4,200 4,743
Ngern Tid Lor PCL, NVDR 16,659 7,291
Osotspa PCL, NVDR 21,300 14,401
PTT Exploration & Production PCL,
NVDR 15,700 64,747
PTT Global Chemical PCL, NVDR 16,600 12,691
PTT Oil & Retail Business PCL, NVDR 22,400 9,929
PTT PCL, NVDR 108,900 97,764
Ratch Group PCL, NVDR 8,600 6,695
SCB X PCL, NVDR 10,700 30,919
SCG Packaging PCL, NVDR 10,400 8,242
Siam Cement PCL (The), NVDR 5,500 34,100
Siam Global House PCL, NVDR 22,560 9,747
Srisawad Corp. PCL, NVDR 11,560 10,540
Thai Beverage PCL 103,900 39,227
Thai Life Insurance PCL, NVDR 39,800 8,151
Thai Oil PCL, NVDR 15,000 21,251
Thai Union Group PCL, NVDR 31,700 12,895
Tisco Financial Group PCL, NVDR 4,400 11,418
TMBThanachart Bank PCL, NVDR 601,200 28,504
True Corp. PCL, NVDR
(a)
72,200 18,736
WHA Corp. PCL, NVDR 110,800 16,319
1,374,351
Turkey – 1.1%
AG Anadolu Grubu Holding AS, Class
A 1,120 14,418
Ahlatci Dogal GAZ Dagitim Enerji VE
Yatirim AS 9,862 3,890
Akbank T.A.S. 33,074 61,832
Akcansa Cimento AS 687 3,100
Aksa Akrilik Kimya Sanayii AS 19,116 5,848
Aksa Enerji Uretim AS, Class B 4,199 5,235
Alarko Holding AS 2,138 6,767
ALFA Solar Enerji Sanayi ve Ticaret
AS
(a)
1,001 2,033
Anadolu Anonim Turk Sigorta
Sirketi
(a)
2,174 6,671
Anadolu EFES Biracilik ve Malt
Sanayii AS 2,462 19,853
Arcelik AS 1,519 7,707
Aselsan Elektronik Sanayi ve Ticaret
AS 13,929 26,293
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret AS,
Class B 2,520 7,067
BIM Birlesik Magazalar AS 4,879 92,171
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret AS
(a)
337 4,272
Borusan Yatirim ve Pazarlama AS 58 3,708
Can2 Termik AS
(a)
42,821 2,341
Cimsa Cimento Sanayi ve Ticaret AS 5,927 6,036
Coca-Cola Icecek AS 942 24,069
CW Enerji Muhendislik Ticaret ve
Sanayi AS
(a)
395 2,839
Dogan Sirketler Grubu Holding AS 12,448 6,309
Dogus Otomotiv Servis ve Ticaret AS 1,008 7,322
EGE Endustri ve Ticaret AS 13 4,797

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Turkey – 1.1% (continued)
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS
(a)(e)
29,416 10,306
Enerjisa Enerji AS
(b)
3,305 6,743
Enka Insaat ve Sanayi AS 7,517 10,584
Eregli Demir ve Celik Fabrikalari TAS 18,512 31,338
Europower Enerji ve Otomasyon
Teknolojileri Sanayi Ticaret AS
(a)
774 2,298
Ford Otomotiv Sanayi AS 812 24,377
Girisim Elektrik Taahhut Ticaret ve
Sanayi AS
(a)
1,715 2,502
Gubre Fabrikalari TAS
(a)
1,001 4,919
Haci Omer Sabanci Holding AS 12,702 38,113
Hektas Ticaret T.A.S.
(a)
13,279 4,861
Investco Holding AS
(a)
433 4,515
Is Yatirim Menkul Degerler AS 5,476 6,185
Kaleseramik Canakkale Kalebodur
Seramik Sanayi AS 1,564 2,234
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(a)
12,621 11,527
Kiler Holding AS
(a)
2,785 2,707
KOC Holding AS 7,850 50,997
Kontrolmatik Enerji VE Muhendislik
AS 2,342 4,559
Koza Altin Isletmeleri AS 11,997 8,399
Koza Anadolu Metal Madencilik
Isletmeleri AS
(a)
2,381 4,383
Mavi Giyim Sanayi ve Ticaret AS,
Class B
(b)
4,066 13,840
Mia Teknoloji AS
(a)
2,782 4,995
Migros Ticaret AS 1,145 18,242
MLP Saglik Hizmetleri AS, Class B
(a)(b)
994 11,040
Nuh Cimento Sanayi AS 349 3,217
Odas Elektrik Uretim ve Sanayi
Ticaret AS
(a)
14,509 3,541
Otokar Otomotiv ve Savunma Sanayi
AS 447 8,242
Oyak Cimento Fabrikalari AS
(a)
3,766 9,014
Pegasus Hava Tasimaciligi AS
(a)
2,717 18,384
Petkim Petrokimya Holding AS
(a)
16,844 12,281
Politeknik Metal Sanayi ve Ticaret As 10 2,422
Sarkuysan Elektrolitik Bakir Sanayi
ve Ticaret AS 5,730 5,742
Sasa Polyester Sanayi AS
(a)
12,831 18,020
Smart Gunes Enerjisi Teknolojileri
Arge Uretim Sanayi ve Ticaret AS
(a)
1,979 2,994
Sok Marketler Ticaret AS 3,480 6,285
Tav Havalimanlari Holding AS
(a)
2,534 19,803
Tekfen Holding AS
(a)
3,354 5,850
Tofas Turk Otomobil Fabrikasi AS 1,423 12,034
Torunlar Gayrimenkul Yatirim
Ortakligi AS
(e)
3,296 4,963
Turk Hava Yollari AO
(a)
8,386 73,259
Turk Telekomunikasyon AS
(a)
6,897 10,644
Turk Traktor ve Ziraat Makineleri AS 324 7,579
Turkcell Iletisim Hizmetleri AS 14,950 47,680
Turkiye Halk Bankasi AS
(a)
9,956 5,121
Turkiye Is Bankasi AS, Class C 103,953 47,094
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.3% (continued)
Turkey – 1.1% (continued)
Turkiye Petrol Rafinerileri AS 10,666 52,605
Turkiye Sigorta AS 3,009 5,471
Turkiye Sise ve CAM Fabrikalari AS 15,306 21,745
Ulker Biskuvi Sanayi AS
(a)
1,848 9,360
Vestel Beyaz Esya Sanayi ve Ticaret
AS 6,783 4,101
Vestel Elektronik Sanayi ve Ticaret
AS
(a)
2,449 5,226
Yapi ve Kredi Bankasi AS 35,723 32,583
Zorlu Enerji Elektrik Uretim AS
(a)
21,840 3,608
1,063,110
United Arab Emirates – 2.4%
Abu Dhabi Commercial Bank PJSC 33,874 81,987
Abu Dhabi Islamic Bank PJSC 17,680 59,014
Abu Dhabi National Energy Co. PJSC 35,551 26,424
Abu Dhabi National Oil Co. for
Distribution PJSC 32,104 31,204
ADNOC Drilling Co. PJSC 23,105 27,678
Adnoc Gas PLC 90,008 76,457
Agility Global PLC 32,808 10,361
Aldar Properties PJSC 46,889 94,340
Alpha Dhabi Holding PJSC
(a)
13,966 46,236
Borouge PLC 39,692 26,368
Dubai Electricity & Water Authority
PJSC 99,419 64,421
Dubai Islamic Bank PJSC 31,620 50,361
Emaar Properties PJSC 77,002 180,922
Emirates NBD Bank PJSC 28,641 148,936
Emirates Telecommunications Group
Co. PJSC 37,078 165,352
First Abu Dhabi Bank PJSC 49,800 176,802
International Holdings Co. PJSC
(a)
8,462 955,632
Pure Health Holding PJSC
(a)
30,149 32,997
2,255,492
United States – 0.1%
BeiGene Ltd.
(a)
6,300 79,194
Parade Technologies Ltd. 1,000 22,452
101,646
Total Common Stocks (cost $78,926,813) 91,173,420
Preferred Stocks – 1.9%
Brazil – 1.2%
Banco Bradesco SA, 7.95% 55,304 121,512
Braskem SA, Class A, 3.94% 2,660 8,254
Centrais Eletricas Brasileiras SA,
Class B, 4.39% 2,138 16,494
Cia Energetica de Minas Gerais,
11.04% 21,713 41,908
Cia Paranaense de Energia - Copel,
Class B, 4.18% 5,927 10,527
Gerdau SA, 6.89% 15,528 50,187
Itau Unibanco Holding SA, 7.53% 58,951 354,472
Itausa SA, 8.98% 65,919 118,013
Petroleo Brasileiro SA, 8.43% 54,108 356,652
Raizen SA, 6.33% 15,048 8,013
1,086,032

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 1.9% (continued)
Chile – 0.1%
Sociedad Quimica y Minera de Chile
SA, Class B, 9.48% 1,514 57,221
Colombia – 0.0%
Bancolombia SA, 11.02% 5,655 47,369
Russia – 0.0%
Sberbank of Russia PJSC, 8.09%
(d)
4,890 0
Surgutneftegas PJSC, 1.19%
(d)
37,000 0
Tatneft PJSC, Series 3, 12.59%
(d)
266 0
0
South Korea – 0.6%
Hyundai Motor Co., 13.38% 273 32,877
Hyundai Motor Co., Series 2, 13.36% 402 48,646
LG Chem Ltd., 1.34% 186 28,777
LG Electronics, Inc., 2.00% 93 3,256
Samsung Electronics Co. Ltd., 2.22% 9,308 438,779
Samsung Fire & Marine Insurance Co.
Ltd., 6.71% 61 12,583
564,918
Total Preferred Stocks (cost $1,537,142) 1,755,540
Rights – 0.0%
India – 0.0%
Tata Consumer Products Ltd., Rights
expiring 9/2/2024
(a)
280 1,240
Taiwan – 0.0%
Shin Kong Financial Holding Co. Ltd.,
Rights expiring 8/14/2024
(a)
10,632 825
Windbond Electronics Corp., Rights
expiring 8/20/2024
(a)
1,837 8
833
Total Rights (cost $0) 2,073
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares, 5.29%
(f)(g)
(cost $46,683) 46,683 46,683
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares, 5.29%
(f)(g)
(cost $172,102) 172,102 172,102
Total Investments (cost
$80,682,740) 100.4% 93,149,818
Liabilities, Less Cash and
Receivables (0.4)% (392,216)
Net Assets 100.0% 92,757,602
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $3,871,901 or 4.17% of net assets.
(c)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $164,449 and the value of the collateral was $172,102, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at July 31, 2024. These securities were valued at $0 or 0.00% of net assets.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(e)
Investment in a real estate investment trust.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2024.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 14 9/20/2024 767,965 767,550 (415)
Gross Unrealized Depreciation (415)

STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust
Series 2022-3, Class A4, 5.07%,
10/16/2028 125,000 125,175
Series 2024-1, Class A3, 5.08%,
12/15/2028 183,000 183,693
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%,
8/15/2027 100,000 98,704
Series 2023-4, Class A, 5.15%,
9/15/2030 500,000 513,199
BA Credit Card Trust,
Series 2023-A1,
Class A1, 4.79%, 5/15/2028 75,000 75,068
Barclays Dryrock Issuance Trust,
Series
2023-1, Class A, 4.72%, 2/15/2029 100,000 99,761
Capital One Multi-Asset Execution Trust
Series 2023-A1, Class A, 4.42%,
5/15/2028 80,000 79,542
Series 2019-A3, Class A3, 2.06%,
8/15/2028 40,000 37,998
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%,
4/15/2027 140,000 132,549
Series 2023-2, Class A3, 5.05%,
1/18/2028 30,000 29,994
Series 2023-3, Class A3, 5.28%,
5/15/2028 100,000 100,452
Chase Issuance Trust
Series 2022-A1, Class A, 3.97%,
9/15/2027 1,000,000 988,757
Series 2023-A1, Class A, 5.16%,
9/15/2028 175,000 176,990
CNH Equipment Trust,
Series 2023-A,
Class A4, 4.77%, 10/15/2030 100,000 100,283
Discover Card Execution Note Trust
Series 2022-A4, Class A, 5.03%,
10/15/2027 100,000 100,052
Series 2023-A1, Class A, 4.31%,
3/15/2028 575,000 570,236
Ford Credit Auto Owner Trust,
Series 2023-A, Class A3, 4.65%,
2/15/2028 125,000 124,524
GM Financial Automobile Leasing Trust,
Series 2024-1, Class A4, 5.09%,
2/22/2028 80,000 80,320
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A4, 4.97%,
6/21/2029 800,000 802,457
Hyundai Auto Receivables Trust
Series 2022-C, Class A4, 5.52%,
10/16/2028 1,100,000 1,114,907
Series 2023-C, Class A3, 5.54%,
10/16/2028 125,000 126,608
Series 2023-B, Class A4, 5.31%,
8/15/2029 296,000 300,473
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4% (continued)
Santander Drive Auto Receivables Trust
Series 2024-1, Class A3, 5.25%,
4/17/2028 100,000 100,129
Series 2023-1, Class C, 5.09%,
5/15/2030 200,000 199,565
Toyota Auto Receivables Owner Trust
Series 2023-A, Class A3, 4.63%,
9/15/2027 160,000 159,269
Series 2023-C, Class A3, 5.16%,
4/17/2028 110,000 110,497
Series 2024-A, Class A4, 4.77%,
4/16/2029 200,000 200,920
Verizon Master Trust
Series 2022-6, Class A, 3.67%,
1/22/2029 100,000 98,604
Series 2023-7, Class A1A, 5.67%,
11/20/2029 500,000 510,147
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3, 5.02%,
6/20/2028 100,000 100,177
Series 2021-1, Class A4, 1.26%,
10/20/2028 100,000 96,461
World Omni Auto Receivables Trust
Series 2021-C, Class A4, 0.64%,
9/15/2027 100,000 95,374
Series 2024-A, Class A3, 4.86%,
3/15/2029 100,000 100,379
Total Asset-Backed Securities (cost $7,716,096) 7,733,264
Commercial Mortgage-Backed Securities – 0.8%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 81,265
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 45,006
Series 2020-BN30, Class A4, 1.93%,
12/15/2053 60,000 49,323
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 150,000 125,433
Series 2022-BNK42, Class A5,
4.49%, 6/15/2055 90,000 86,647
Series 2023-5YR1, Class A3, 6.26%,
4/15/2056 110,000 113,717
Series 2023-BNK46, Class A4,
5.75%, 8/15/2056 200,000 210,050
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 47,546
Series 2018-BN10, Class A5, 3.69%,
2/15/2061 93,000 88,971
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 188,258 180,648
Series 2018-BN12, Class A3, 3.99%,
5/15/2061 80,000 77,252
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 1,593,000 1,463,332

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Bank Trust (continued)
Series 2021-BN37, Class A4, 2.37%,
11/15/2064 100,000 84,286
Barclays Commercial Mortgage Trust,
Series 2019-C4, Class A5, 2.92%,
8/15/2052 25,000 22,761
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%,
12/15/2051 85,000 81,592
Series 2020-C6, Class A4, 2.64%,
2/15/2053 60,000 53,062
Series 2021-C9, Class A5, 2.30%,
2/15/2054 250,000 211,479
Series 2021-C12, Class A5, 2.69%,
11/15/2054 400,000 345,864
Series 2022-C18, Class A5, 5.71%,
12/15/2055 100,000 105,163
Series 2023-C20, Class A3, 5.99%,
7/15/2056 1,000,000 1,055,650
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%,
9/15/2043 50,000 39,701
Series 2018-B2, Class A4, 3.61%,
2/15/2051 50,000 47,825
Series 2020-B16, Class AM, 2.94%,
2/15/2053 180,000 157,576
Series 2020-B21, Class A5, 1.98%,
12/17/2053 450,000 375,446
Series 2021-B27, Class A5, 2.39%,
7/15/2054 120,000 100,181
Series 2021-B30, Class A5, 2.58%,
11/15/2054 125,000 106,468
Series 2022-B32, Class A5, 3.00%,
1/15/2055 150,000 128,072
Series 2022-B34, Class A5, 3.79%,
4/15/2055 100,000 89,597
Series 2022-B35, Class A5, 4.44%,
5/15/2055 240,000 227,347
Series 2023-V2, Class A2, 5.36%,
5/15/2055 260,000 261,627
Series 2024-V7, Class A3, 6.23%,
5/15/2056 330,000 346,046
Series 2019-B14, Class B, 3.49%,
12/15/2062 200,000 164,737
BMO Mortgage Trust
Series 2023-C4, Class A5, 5.12%,
2/15/2056 50,000 50,313
Series 2024-C8, Class A5, 5.60%,
3/15/2057 300,000 312,567
Series 2024-5C4, Class A3, 6.53%,
5/15/2057 200,000 212,753
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 97,583
Series 2016-P4, Class AS, 3.08%,
7/10/2049 120,000 111,354
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-C3, Class A4, 3.15%,
11/15/2049 130,000 123,928
Series 2017-C4, Class A4, 3.47%,
10/12/2050 125,000 118,846
COMM Mortgage Trust
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 48,923
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 180,222
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.55%,
11/15/2048 108,000 102,520
Series 2017-C8, Class A4, 3.39%,
6/15/2050 1,000,000 933,516
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 48,638
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%,
5/10/2049 100,000 96,293
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 75,677
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 23,733
Series 2020-GC45, Class AAB,
2.84%, 2/13/2053 180,000 170,429
JPMBB Commercial Mortgage Securities
Trust,
Series 2015-C32, Class A5,
3.60%, 11/15/2048 100,000 96,906
JPMCC Commercial Mortgage Securities
Trust,
Series 2017-JP6, Class A4,
3.22%, 7/15/2050 100,000 94,930
JPMorgan Chase Commercial Mortgage
Securities Trust,
Series 2016-JP3,
Class A4, 2.63%, 8/15/2049 1,001,299 955,953
Morgan Stanley Bank of America Merrill
Lynch Trust,
Series 2016-C29, Class
A4, 3.33%, 5/15/2049 150,000 145,045
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 48,344
Series 2017-H1, Class A5, 3.53%,
6/15/2050 1,700,000 1,623,739
Series 2020-L4, Class A3, 2.70%,
2/15/2053 100,000 88,667
Series 2021-L5, Class A2, 1.52%,
5/15/2054 175,000 161,157
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%,
12/15/2050 50,167 47,682
Series 2018-C8, Class A3, 3.72%,
2/15/2051 24,006 22,944
Series 2018-C12, Class A4, 4.03%,
8/15/2051 400,000 385,763
Series 2019-C16, Class A4, 3.60%,
4/15/2052 75,000 70,468

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class AS, 3.48%,
6/15/2049 100,000 93,703
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 237,434
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,503
Series 2019-C50, Class A5, 3.73%,
5/15/2052 150,000 141,043
Series 2020-C55, Class A5, 2.73%,
2/15/2053 100,000 88,536
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 48,578
Total Commercial Mortgage-Backed Securities
(cost $13,675,479) 13,641,360
Corporate Bonds – 24.6%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
4.60%, 2/08/2029 100,000 100,717
2.05%, 5/15/2030 31,000 27,145
4.85%, 2/08/2034 200,000 200,554
2.70%, 5/15/2040 50,000 36,646
2.80%, 5/15/2050 120,000 79,980
Albemarle Corp.
5.45%, 12/01/2044 25,000 22,897
5.65%, 6/01/2052
(a)
35,000 30,289
ArcelorMittal SA
6.55%, 11/29/2027 40,000 41,800
4.25%, 7/16/2029 75,000 72,879
6.75%, 3/01/2041 148,000 156,205
Barrick PD Australia Finance Pty Ltd. ,
5.95% , 10/15/2039 120,000 124,892
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 20,219
5.10%, 9/08/2028 110,000 112,026
5.25%, 9/08/2030 55,000 56,827
4.90%, 2/28/2033 35,000 35,113
5.25%, 9/08/2033 329,000 336,572
4.13%, 2/24/2042 355,000 308,950
5.00%, 9/30/2043 30,000 28,875
5.50%, 9/08/2053 140,000 142,635
Celanese US Holdings LLC
1.40%, 8/05/2026 10,000 9,287
6.17%, 7/15/2027 35,000 35,970
6.35%, 11/15/2028 20,000 20,888
6.33%, 7/15/2029 130,000 136,032
6.55%, 11/15/2030 205,000 218,107
6.70%, 11/15/2033 20,000 21,512
CF Industries, Inc.
5.15%, 3/15/2034 70,000 69,348
4.95%, 6/01/2043 280,000 251,420
5.38%, 3/15/2044 60,000 56,585
Dow Chemical Co. (The)
7.38%, 11/01/2029 70,000 78,473
5.15%, 2/15/2034 400,000 399,236
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Basic Materials – 0.6% (continued)
Dow Chemical Co. (The) (continued)
5.25%, 11/15/2041 70,000 66,616
4.38%, 11/15/2042 60,000 51,168
4.63%, 10/01/2044 305,000 267,006
6.90%, 5/15/2053 85,000 97,072
DuPont de Nemours, Inc.
4.49%, 11/15/2025 390,000 386,810
4.73%, 11/15/2028 35,000 35,326
5.32%, 11/15/2038 87,000 92,208
5.42%, 11/15/2048 110,000 116,106
Eastman Chemical Co.
5.63%, 2/20/2034 200,000 202,871
4.65%, 10/15/2044 180,000 155,860
Ecolab, Inc.
3.25%, 12/01/2027 90,000 86,341
5.25%, 1/15/2028 155,000 158,881
4.80%, 3/24/2030 35,000 35,541
1.30%, 1/30/2031 120,000 97,728
2.13%, 2/01/2032 20,000 16,891
3.95%, 12/01/2047 10,000 8,322
2.75%, 8/18/2055 60,000 37,601
EIDP, Inc.
4.50%, 5/15/2026 10,000 9,961
4.80%, 5/15/2033 10,000 9,933
FMC Corp.
3.20%, 10/01/2026 90,000 86,391
5.65%, 5/18/2033
(a)
50,000 50,491
Freeport-McMoRan, Inc.
5.00%, 9/01/2027 10,000 9,963
4.38%, 8/01/2028 100,000 97,726
5.25%, 9/01/2029 132,000 132,255
4.25%, 3/01/2030 205,000 197,304
5.45%, 3/15/2043 20,000 19,195
Huntsman International LLC , 2.95% ,
6/15/2031 50,000 41,962
International Flavors & Fragrances,
Inc. , 5.00% , 9/26/2048 96,000 84,645
International Paper Co. , 4.80% ,
6/15/2044 113,000 100,740
Linde, Inc.
3.20%, 1/30/2026 185,000 180,866
1.10%, 8/10/2030 50,000 41,233
LYB International Finance III LLC
1.25%, 10/01/2025 23,000 21,964
5.63%, 5/15/2033 10,000 10,386
3.38%, 10/01/2040 185,000 139,579
4.20%, 10/15/2049 64,000 50,261
4.20%, 5/01/2050 265,000 206,626
3.80%, 10/01/2060 359,000 250,036

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Basic Materials – 0.6% (continued)
LyondellBasell Industries NV , 4.63% ,
2/26/2055
(a)
10,000 8,285
Mosaic Co. (The) , 4.88% ,
11/15/2041 10,000 8,978
NewMarket Corp. , 2.70% , 3/18/2031 25,000 21,366
Newmont Corp.
6.25%, 10/01/2039 500,000 545,041
4.88%, 3/15/2042 35,000 33,059
Nucor Corp.
4.30%, 5/23/2027 10,000 9,912
3.95%, 5/01/2028 13,000 12,714
2.98%, 12/15/2055 125,000 78,546
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,535
2.95%, 5/13/2030 70,000 63,348
5.40%, 6/21/2034 500,000 502,532
4.13%, 3/15/2035 100,000 90,679
PPG Industries, Inc. , 1.20% ,
3/15/2026 51,000 48,033
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 26,000 29,416
6.13%, 12/15/2033 100,000 108,706
Rio Tinto Finance USA PLC
5.00%, 3/09/2033 55,000 56,037
5.13%, 3/09/2053 155,000 149,780
RPM International, Inc. , 3.75% ,
3/15/2027 10,000 9,701
Sherwin-Williams Co. (The)
3.95%, 1/15/2026 62,000 61,145
3.45%, 6/01/2027 560,000 541,027
2.95%, 8/15/2029 125,000 115,077
2.30%, 5/15/2030 36,000 31,565
4.00%, 12/15/2042 40,000 32,968
4.50%, 6/01/2047 25,000 21,771
3.30%, 5/15/2050 75,000 52,488
Southern Copper Corp. , 6.75% ,
4/16/2040 224,000 248,020
Steel Dynamics, Inc.
3.25%, 1/15/2031 37,000 33,399
3.25%, 10/15/2050 30,000 20,218
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 25,262
5.00%, 1/15/2030 187,000 180,246
Series DM3N, 3.13%, 1/15/2032 170,000 141,363
Vale Overseas Ltd. , 3.75% ,
7/08/2030 567,000 519,716
Westlake Corp.
3.60%, 8/15/2026 59,000 57,541
5.00%, 8/15/2046 25,000 22,407
4.38%, 11/15/2047 270,000 223,133
11,008,958
Communications – 2.1%
Alphabet, Inc.
0.80%, 8/15/2027 104,000 94,061
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Alphabet, Inc. (continued)
1.10%, 8/15/2030 137,000 114,851
1.90%, 8/15/2040 160,000 107,916
2.05%, 8/15/2050 285,000 167,718
2.25%, 8/15/2060 10,000 5,763
Amazon.com, Inc.
4.60%, 12/01/2025 45,000 45,002
1.00%, 5/12/2026 200,000 188,253
3.30%, 4/13/2027 150,000 145,769
1.20%, 6/03/2027 185,000 169,455
3.15%, 8/22/2027 280,000 269,790
4.55%, 12/01/2027 245,000 246,386
1.65%, 5/12/2028 575,000 520,670
4.65%, 12/01/2029 145,000 147,135
1.50%, 6/03/2030 117,000 99,747
2.10%, 5/12/2031 87,000 74,969
3.60%, 4/13/2032 125,000 117,378
4.80%, 12/05/2034 50,000 50,794
3.88%, 8/22/2037 515,000 466,749
2.88%, 5/12/2041 201,000 152,889
4.05%, 8/22/2047 272,000 233,549
2.50%, 6/03/2050 155,000 97,408
3.10%, 5/12/2051 227,000 160,241
3.95%, 4/13/2052 134,000 110,803
4.25%, 8/22/2057 90,000 77,385
2.70%, 6/03/2060 10,000 6,061
3.25%, 5/12/2061 160,000 110,013
4.10%, 4/13/2062 190,000 156,475
America Movil SAB de CV
6.13%, 3/30/2040 70,000 74,196
4.38%, 7/16/2042 305,000 266,076
AT&T, Inc.
3.88%, 1/15/2026 185,000 182,240
1.70%, 3/25/2026 150,000 142,397
2.95%, 7/15/2026 50,000 48,269
3.80%, 2/15/2027 35,000 34,219
4.25%, 3/01/2027 150,000 148,277
2.30%, 6/01/2027 95,000 89,084
1.65%, 2/01/2028 305,000 275,481
4.10%, 2/15/2028 365,000 358,109
4.35%, 3/01/2029 600,000 591,874
2.75%, 6/01/2031 61,000 53,387
2.25%, 2/01/2032 75,000 62,481
2.55%, 12/01/2033 300,000 245,553
5.40%, 2/15/2034 500,000 510,502
4.50%, 5/15/2035 185,000 174,397
5.25%, 3/01/2037 100,000 99,947
4.85%, 3/01/2039 35,000 33,003
3.50%, 6/01/2041 25,000 19,670
5.15%, 3/15/2042 139,000 132,098
3.10%, 2/01/2043 40,000 29,678
4.75%, 5/15/2046 500,000 446,560
4.50%, 3/09/2048 75,000 63,543
4.55%, 3/09/2049 50,000 42,427
5.15%, 2/15/2050 250,000 233,525

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
AT&T, Inc. (continued)
3.65%, 6/01/2051 150,000 108,826
3.30%, 2/01/2052 200,000 136,769
3.50%, 9/15/2053 445,000 311,032
3.55%, 9/15/2055 155,000 107,538
3.80%, 12/01/2057 615,000 442,136
3.65%, 9/15/2059 50,000 34,536
3.85%, 6/01/2060 205,000 147,183
Bell Telephone Co. of Canada or Bell
Canada (The)
4.46%, 4/01/2048 24,000 20,613
4.30%, 7/29/2049 180,000 150,322
Booking Holdings, Inc.
3.60%, 6/01/2026 70,000 68,698
3.55%, 3/15/2028 25,000 24,176
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
2.80%, 4/01/2031 731,000 612,867
2.30%, 2/01/2032 120,000 94,748
6.65%, 2/01/2034 170,000 175,448
6.38%, 10/23/2035 25,000 25,008
5.38%, 4/01/2038 20,000 18,022
3.50%, 6/01/2041 250,000 172,954
5.75%, 4/01/2048 150,000 129,195
5.13%, 7/01/2049 275,000 216,924
4.80%, 3/01/2050 130,000 98,148
3.70%, 4/01/2051 455,000 286,243
3.90%, 6/01/2052 45,000 29,112
6.83%, 10/23/2055 41,000 39,607
3.85%, 4/01/2061 100,000 60,269
4.40%, 12/01/2061 560,000 373,500
5.50%, 4/01/2063 150,000 119,548
Cisco Systems, Inc.
4.90%, 2/26/2026 300,000 301,555
2.95%, 2/28/2026 25,000 24,365
5.90%, 2/15/2039 350,000 381,334
5.50%, 1/15/2040 125,000 129,728
5.35%, 2/26/2064 200,000 200,253
Comcast Corp.
3.38%, 8/15/2025 235,000 231,191
2.35%, 1/15/2027 195,000 184,904
3.30%, 2/01/2027 120,000 116,316
5.35%, 11/15/2027 295,000 302,139
3.55%, 5/01/2028 140,000 134,984
4.15%, 10/15/2028 250,000 245,917
4.55%, 1/15/2029 35,000 34,995
5.10%, 6/01/2029 400,000 409,737
1.95%, 1/15/2031 172,000 145,249
1.50%, 2/15/2031 50,000 41,013
4.25%, 1/15/2033 50,000 47,709
4.65%, 2/15/2033 50,000 49,329
4.80%, 5/15/2033
(a)
15,000 14,926
4.20%, 8/15/2034 150,000 140,831
5.65%, 6/15/2035 25,000 26,214
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Comcast Corp. (continued)
6.95%, 8/15/2037 100,000 116,061
4.60%, 10/15/2038 25,000 23,432
3.25%, 11/01/2039 93,000 73,525
3.75%, 4/01/2040 750,000 622,651
3.97%, 11/01/2047 50,000 40,027
4.00%, 3/01/2048 250,000 200,871
2.80%, 1/15/2051 255,000 161,171
2.89%, 11/01/2051 160,000 102,499
5.35%, 5/15/2053 25,000 24,466
5.65%, 6/01/2054 150,000 152,948
2.94%, 11/01/2056 100,000 62,154
4.95%, 10/15/2058 90,000 82,603
2.65%, 8/15/2062 50,000 28,073
2.99%, 11/01/2063 235,000 142,056
5.50%, 5/15/2064 625,000 614,368
Corning, Inc.
5.35%, 11/15/2048 50,000 48,385
3.90%, 11/15/2049 50,000 38,936
5.85%, 11/15/2068 15,000 15,073
5.45%, 11/15/2079 65,000 61,716
Deutsche Telekom International
Finance BV
8.75%, 6/15/2030 50,000 59,396
9.25%, 6/01/2032 100,000 126,252
Discovery Communications LLC
3.95%, 3/20/2028 275,000 258,653
3.63%, 5/15/2030 58,000 51,187
5.20%, 9/20/2047 30,000 23,116
4.65%, 5/15/2050 80,000 57,494
eBay, Inc.
1.40%, 5/10/2026 45,000 42,309
3.60%, 6/05/2027 75,000 72,779
2.70%, 3/11/2030 17,000 15,315
6.30%, 11/22/2032 10,000 10,801
4.00%, 7/15/2042 175,000 143,332
3.65%, 5/10/2051 3,000 2,195
Expedia Group, Inc.
4.63%, 8/01/2027 30,000 29,839
3.80%, 2/15/2028 133,000 128,415
FactSet Research Systems, Inc. ,
2.90% , 3/01/2027 125,000 118,881
Fox Corp.
4.71%, 1/25/2029 50,000 49,934
3.50%, 4/08/2030 115,000 107,017
6.50%, 10/13/2033 30,000 32,178
5.48%, 1/25/2039 100,000 98,389
5.58%, 1/25/2049 85,000 80,323
Grupo Televisa SAB , 6.63% ,
1/15/2040 71,000 71,461
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030 20,000 19,849
3.38%, 3/01/2041 60,000 45,095
5.40%, 10/01/2048 40,000 37,713

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Juniper Networks, Inc.
1.20%, 12/10/2025 40,000 37,876
3.75%, 8/15/2029 40,000 37,930
2.00%, 12/10/2030 110,000 91,444
Meta Platforms, Inc.
3.50%, 8/15/2027 70,000 68,151
4.60%, 5/15/2028 70,000 70,609
4.80%, 5/15/2030 90,000 91,706
3.85%, 8/15/2032 220,000 208,602
4.95%, 5/15/2033
(a)
30,000 30,637
4.45%, 8/15/2052 105,000 92,237
4.65%, 8/15/2062 140,000 123,562
5.75%, 5/15/2063 425,000 446,338
Motorola Solutions, Inc.
4.60%, 2/23/2028 20,000 19,935
2.30%, 11/15/2030 45,000 38,742
5.60%, 6/01/2032 97,000 99,931
5.50%, 9/01/2044 22,000 21,894
Netflix, Inc.
4.88%, 4/15/2028 530,000 534,681
5.88%, 11/15/2028 321,000 336,904
6.38%, 5/15/2029 40,000 42,980
Omnicom Group, Inc. , 2.60% ,
8/01/2031 190,000 164,111
Orange SA
9.00%, 3/01/2031 227,000 275,521
5.38%, 1/13/2042 67,000 65,953
Paramount Global
7.88%, 7/30/2030 40,000 42,396
5.90%, 10/15/2040 150,000 126,955
5.85%, 9/01/2043 180,000 148,703
4.90%, 8/15/2044 375,000 274,082
4.95%, 5/19/2050 110,000 79,424
Rogers Communications, Inc.
3.20%, 3/15/2027 250,000 239,976
4.50%, 3/15/2042 500,000 434,760
4.30%, 2/15/2048 160,000 129,993
4.35%, 5/01/2049 80,000 65,203
Sprint Capital Corp.
6.88%, 11/15/2028 60,000 64,579
8.75%, 3/15/2032 35,000 42,649
Sprint LLC , 7.63% , 3/01/2026 56,000 57,588
TCI Communications, Inc. , 7.88% ,
2/15/2026 100,000 104,536
Telefonica Emisiones SA
7.05%, 6/20/2036 120,000 134,421
4.90%, 3/06/2048 200,000 174,250
5.52%, 3/01/2049 130,000 123,632
Telefonica Europe BV , 8.25% ,
9/15/2030 75,000 86,708
TELUS Corp.
3.70%, 9/15/2027 14,000 13,529
4.60%, 11/16/2048 60,000 51,369
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Time Warner Cable Enterprises LLC ,
8.38% , 7/15/2033 53,000 59,946
Time Warner Cable LLC
6.55%, 5/01/2037 100,000 97,558
7.30%, 7/01/2038 110,000 114,316
6.75%, 6/15/2039 90,000 88,851
5.88%, 11/15/2040 100,000 89,452
5.50%, 9/01/2041 150,000 128,005
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 18,973
2.25%, 2/15/2026 55,000 52,742
2.63%, 4/15/2026 65,000 62,511
3.75%, 4/15/2027 285,000 277,844
2.05%, 2/15/2028 520,000 474,217
4.95%, 3/15/2028 120,000 120,844
4.80%, 7/15/2028 450,000 451,003
2.40%, 3/15/2029 100,000 90,293
3.88%, 4/15/2030 22,000 20,983
2.55%, 2/15/2031 156,000 135,422
2.88%, 2/15/2031 150,000 132,879
2.70%, 3/15/2032 109,000 93,406
5.05%, 7/15/2033 100,000 100,003
5.75%, 1/15/2034 160,000 168,228
4.38%, 4/15/2040 315,000 279,136
3.00%, 2/15/2041 85,000 62,635
4.50%, 4/15/2050 95,000 81,215
3.30%, 2/15/2051 260,000 180,572
3.40%, 10/15/2052 25,000 17,532
5.65%, 1/15/2053 428,000 431,376
5.75%, 1/15/2054 45,000 45,940
6.00%, 6/15/2054 90,000 95,149
3.60%, 11/15/2060 95,000 65,981
5.80%, 9/15/2062 25,000 25,487
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 86,685
4.13%, 6/01/2044 135,000 115,463
3.00%, 7/30/2046 135,000 94,919
VeriSign, Inc. , 4.75% , 7/15/2027 45,000 44,548
Verizon Communications, Inc.
2.10%, 3/22/2028 325,000 298,017
4.33%, 9/21/2028 603,000 597,652
3.88%, 2/08/2029 161,000 155,789
4.02%, 12/03/2029 250,000 241,563
3.15%, 3/22/2030 50,000 46,107
1.50%, 9/18/2030 205,000 171,278
1.68%, 10/30/2030 140,000 116,589
1.75%, 1/20/2031 80,000 66,176
2.55%, 3/21/2031 175,000 151,570
2.36%, 3/15/2032 455,000 380,663
5.05%, 5/09/2033 165,000 166,297
4.50%, 8/10/2033 50,000 48,011
5.25%, 3/16/2037 100,000 101,279
4.81%, 3/15/2039 500,000 476,118
3.40%, 3/22/2041 185,000 145,047
2.85%, 9/03/2041 50,000 35,954

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.1% (continued)
Verizon Communications, Inc.
(continued)
6.55%, 9/15/2043 260,000 293,228
4.86%, 8/21/2046 50,000 46,658
5.50%, 3/16/2047 40,000 41,070
4.52%, 9/15/2048 194,000 170,433
2.88%, 11/20/2050 435,000 280,836
3.55%, 3/22/2051 15,000 11,042
3.88%, 3/01/2052 30,000 23,370
5.01%, 8/21/2054 25,000 23,305
2.99%, 10/30/2056 210,000 132,375
3.00%, 11/20/2060 454,000 280,382
3.70%, 3/22/2061 140,000 101,094
Vodafone Group PLC
4.38%, 5/30/2028 71,000 70,938
5.25%, 5/30/2048 10,000 9,442
4.88%, 6/19/2049 85,000 75,758
4.25%, 9/17/2050 25,000 20,141
5.63%, 2/10/2053 175,000 171,895
5.13%, 6/19/2059 193,000 172,326
5.75%, 2/10/2063 55,000 53,676
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 246,783
3.70%, 3/23/2027 600,000 588,060
2.00%, 9/01/2029 70,000 61,952
3.80%, 3/22/2030 100,000 96,251
2.65%, 1/13/2031 150,000 133,512
6.20%, 12/15/2034 250,000 276,993
6.40%, 12/15/2035 10,000 11,212
6.65%, 11/15/2037 170,000 195,598
4.63%, 3/23/2040 165,000 156,367
3.50%, 5/13/2040 75,000 61,228
4.75%, 9/15/2044 50,000 46,400
4.70%, 3/23/2050
(a)
120,000 111,119
3.60%, 1/13/2051 105,000 80,283
Weibo Corp. , 3.38% , 7/08/2030
(a)
225,000 200,877
37,094,597
Consumer, Cyclical – 1.6%
American Airlines Pass-Through
Trust
Series 2014-1, Class A, 3.70%,
10/01/2026 5,051 4,846
Series 2015-1, Class A, 3.38%,
5/01/2027 5,499 5,199
Series 2016-2, Class AA, 3.20%,
6/15/2028 39,120 36,440
Series 2017-1, Class AA, 3.65%,
2/15/2029 33,125 30,955
Series 2017-2, Class AA, 3.35%,
10/15/2029 151,935 141,366
American Honda Finance Corp.
Series G, 5.80%, 10/03/2025 20,000 20,201
Series G, 5.25%, 7/07/2026 15,000 15,146
4.70%, 1/12/2028 15,000 15,066
Series G, 5.13%, 7/07/2028 35,000 35,631
5.65%, 11/15/2028 75,000 78,042
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
American Honda Finance Corp.
(continued)
2.25%, 1/12/2029 131,000 118,800
4.60%, 4/17/2030 100,000 100,116
Series G, 5.85%, 10/04/2030 136,000 144,555
Aptiv PLC / Aptiv Corp. , 4.15% ,
5/01/2052 70,000 53,068
AutoNation, Inc. , 1.95% , 8/01/2028 45,000 39,842
AutoZone, Inc.
5.05%, 7/15/2026 10,000 10,056
4.50%, 2/01/2028 19,000 18,851
6.25%, 11/01/2028 21,000 22,211
4.00%, 4/15/2030 75,000 71,964
6.55%, 11/01/2033 10,000 10,944
Best Buy Co., Inc. , 4.45% ,
10/01/2028 308,000 304,755
Choice Hotels International, Inc.
3.70%, 12/01/2029 120,000 110,253
3.70%, 1/15/2031 55,000 49,599
Costco Wholesale Corp.
3.00%, 5/18/2027 423,000 408,997
1.38%, 6/20/2027 70,000 64,414
Cummins, Inc.
0.75%, 9/01/2025 60,000 57,425
4.90%, 2/20/2029 150,000 152,470
5.15%, 2/20/2034 200,000 204,704
2.60%, 9/01/2050 50,000 31,120
Darden Restaurants, Inc.
3.85%, 5/01/2027 210,000 204,531
6.30%, 10/10/2033 10,000 10,562
4.55%, 2/15/2048 20,000 16,586
Dick's Sporting Goods, Inc. , 4.10% ,
1/15/2052 85,000 61,412
Dollar General Corp.
4.15%, 11/01/2025 60,000 59,230
4.63%, 11/01/2027 100,000 99,211
5.20%, 7/05/2028 10,000 10,097
3.50%, 4/03/2030 50,000 46,470
5.45%, 7/05/2033
(a)
15,000 15,209
4.13%, 4/03/2050 103,000 80,031
Dollar Tree, Inc.
4.20%, 5/15/2028 50,000 48,885
3.38%, 12/01/2051 25,000 16,536
Ford Motor Co.
7.45%, 7/16/2031
(a)
127,000 138,568
3.25%, 2/12/2032 423,000 355,402
6.10%, 8/19/2032 100,000 101,232
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 200,000 194,990
6.95%, 3/06/2026 220,000 224,749
2.70%, 8/10/2026 200,000 190,064
4.13%, 8/17/2027 200,000 192,476
6.80%, 5/12/2028 400,000 417,139
7.12%, 11/07/2033 700,000 747,476

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
General Motors Co.
6.13%, 10/01/2025 150,000 151,507
4.20%, 10/01/2027 115,000 112,399
5.60%, 10/15/2032 750,000 765,082
6.60%, 4/01/2036 253,000 270,015
5.15%, 4/01/2038 100,000 94,061
6.75%, 4/01/2046 31,000 33,143
5.95%, 4/01/2049
(a)
108,000 106,259
General Motors Financial Co., Inc.
6.05%, 10/10/2025 85,000 85,825
5.25%, 3/01/2026 25,000 25,044
4.00%, 10/06/2026 225,000 220,426
2.35%, 2/26/2027 80,000 75,052
5.00%, 4/09/2027 95,000 95,118
6.00%, 1/09/2028 122,000 125,673
5.80%, 6/23/2028 371,000 381,057
2.40%, 10/15/2028 80,000 72,177
5.85%, 4/06/2030 15,000 15,495
3.60%, 6/21/2030 50,000 45,925
2.35%, 1/08/2031 45,000 37,739
2.70%, 6/10/2031 105,000 88,938
Genuine Parts Co. , 2.75% , 2/01/2032 20,000 17,007
Hasbro, Inc.
3.55%, 11/19/2026 50,000 48,287
3.90%, 11/19/2029 70,000 66,040
6.35%, 3/15/2040 50,000 52,015
Home Depot, Inc. (The)
2.50%, 4/15/2027 20,000 18,987
2.88%, 4/15/2027 128,000 122,784
2.95%, 6/15/2029 125,000 116,734
4.75%, 6/25/2029 500,000 505,728
2.70%, 4/15/2030 168,000 152,544
1.38%, 3/15/2031 127,000 103,663
4.50%, 9/15/2032 200,000 198,763
4.95%, 6/25/2034 500,000 504,781
5.88%, 12/16/2036 650,000 706,548
4.25%, 4/01/2046 200,000 172,973
2.38%, 3/15/2051 521,000 308,331
3.63%, 4/15/2052 150,000 114,014
3.50%, 9/15/2056 15,000 10,960
Honda Motor Co. Ltd.
2.53%, 3/10/2027 415,000 394,019
2.97%, 3/10/2032 55,000 49,341
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 49,801
5.75%, 1/30/2027 23,000 23,390
5.75%, 4/23/2030 75,000 77,558
JetBlue Pass-Through Trust ,
Series 2020-1 , Class A , 4.00% ,
11/15/2032 30,839 28,793
Lear Corp.
3.50%, 5/30/2030 108,000 99,612
5.25%, 5/15/2049 45,000 40,951
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
Leggett & Platt, Inc. , 3.50% ,
11/15/2027 125,000 117,205
Lennar Corp.
5.00%, 6/15/2027 135,000 135,466
4.75%, 11/29/2027 150,000 150,081
Lowe's Cos., Inc.
3.38%, 9/15/2025 80,000 78,591
3.35%, 4/01/2027 135,000 130,440
3.10%, 5/03/2027 252,000 241,670
1.70%, 9/15/2028 420,000 373,758
1.70%, 10/15/2030 40,000 33,495
2.63%, 4/01/2031 110,000 96,051
3.75%, 4/01/2032 300,000 278,249
5.00%, 4/15/2040 50,000 47,639
3.70%, 4/15/2046 433,000 327,748
4.05%, 5/03/2047 105,000 83,502
3.00%, 10/15/2050 85,000 54,724
3.50%, 4/01/2051 30,000 21,213
4.25%, 4/01/2052 500,000 402,232
4.45%, 4/01/2062 129,000 102,961
5.80%, 9/15/2062 40,000 39,836
Magna International, Inc.
5.98%, 3/21/2026 32,000 32,008
2.45%, 6/15/2030 20,000 17,704
Marriott International, Inc.
3.75%, 10/01/2025 100,000 98,504
Series R, 3.13%, 6/15/2026 120,000 116,185
5.45%, 9/15/2026 10,000 10,135
5.55%, 10/15/2028 15,000 15,467
Series AA, 4.65%, 12/01/2028 50,000 49,755
Series GG, 3.50%, 10/15/2032 150,000 133,654
Mattel, Inc. , 5.45% , 11/01/2041 25,000 23,070
McDonald's Corp.
3.80%, 4/01/2028 25,000 24,371
4.80%, 8/14/2028 10,000 10,074
2.63%, 9/01/2029 190,000 173,843
3.60%, 7/01/2030 118,000 111,565
4.95%, 8/14/2033 100,000 100,841
4.70%, 12/09/2035 269,000 263,546
6.30%, 3/01/2038 135,000 148,745
5.70%, 2/01/2039 17,000 17,879
4.88%, 12/09/2045 130,000 119,947
4.45%, 3/01/2047 241,000 206,777
4.45%, 9/01/2048 40,000 34,250
3.63%, 9/01/2049 105,000 78,155
4.20%, 4/01/2050 175,000 143,200
5.15%, 9/09/2052 100,000 94,630
5.45%, 8/14/2053 15,000 14,825
MDC Holdings, Inc.
2.50%, 1/15/2031 342,000 303,982
3.97%, 8/06/2061
(a)
25,000 21,507
Mercedes-Benz Finance North
America LLC , 8.50% , 1/18/2031 110,000 133,026
NIKE, Inc.
2.38%, 11/01/2026 164,000 156,486

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
NIKE, Inc. (continued)
2.75%, 3/27/2027 280,000 268,260
2.85%, 3/27/2030 175,000 160,906
3.25%, 3/27/2040 40,000 31,973
3.88%, 11/01/2045 50,000 41,493
3.38%, 3/27/2050 85,000 63,158
O'Reilly Automotive, Inc.
3.55%, 3/15/2026 25,000 24,462
5.75%, 11/20/2026 50,000 50,982
3.60%, 9/01/2027 50,000 48,341
3.90%, 6/01/2029 45,000 43,420
1.75%, 3/15/2031 20,000 16,488
PACCAR Financial Corp.
1.10%, 5/11/2026 40,000 37,600
Series D, 5.20%, 11/09/2026 50,000 50,688
2.00%, 2/04/2027 10,000 9,405
Polaris, Inc. , 6.95% , 3/15/2029 50,000 53,137
PulteGroup, Inc.
5.00%, 1/15/2027 17,000 17,073
6.00%, 2/15/2035 25,000 26,376
Ralph Lauren Corp.
3.75%, 9/15/2025 50,000 49,265
2.95%, 6/15/2030 110,000 100,248
Ross Stores, Inc. , 0.88% , 4/15/2026 15,000 14,022
Sands China Ltd.
2.30%, 3/08/2027 200,000 183,662
5.40%, 8/08/2028 404,000 399,375
Southwest Airlines Co.
5.13%, 6/15/2027 175,000 175,826
2.63%, 2/10/2030 75,000 66,395
Starbucks Corp.
2.45%, 6/15/2026 300,000 287,927
2.00%, 3/12/2027 120,000 112,154
4.00%, 11/15/2028 43,000 42,050
3.55%, 8/15/2029 101,000 96,183
4.80%, 2/15/2033 165,000 164,391
3.75%, 12/01/2047 150,000 113,983
4.45%, 8/15/2049 40,000 33,601
3.35%, 3/12/2050 40,000 27,735
3.50%, 11/15/2050 202,000 144,974
Tapestry, Inc.
7.05%, 11/27/2025 50,000 50,996
7.00%, 11/27/2026 283,000 292,574
7.85%, 11/27/2033 400,000 426,381
Target Corp.
2.50%, 4/15/2026 80,000 77,363
3.38%, 4/15/2029 223,000 213,748
2.35%, 2/15/2030 40,000 35,855
4.50%, 9/15/2032 100,000 98,597
4.00%, 7/01/2042 134,000 116,234
3.90%, 11/15/2047 58,000 47,228
2.95%, 1/15/2052 20,000 13,310
4.80%, 1/15/2053 165,000 153,819
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
TJX Cos., Inc. (The)
2.25%, 9/15/2026 200,000 190,539
1.15%, 5/15/2028 10,000 8,867
1.60%, 5/15/2031 102,000 84,313
Toll Brothers Finance Corp. , 4.88% ,
11/15/2025 148,000 147,184
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 10,112
5.12%, 7/13/2028 25,000 25,554
Toyota Motor Credit Corp.
5.60%, 9/11/2025 10,000 10,081
4.45%, 5/18/2026 15,000 14,942
5.00%, 8/14/2026 45,000 45,303
5.40%, 11/20/2026 50,000 50,877
3.20%, 1/11/2027 25,000 24,222
3.05%, 3/22/2027 130,000 125,059
5.45%, 11/10/2027 320,000 328,945
4.63%, 1/12/2028 200,000 200,830
5.25%, 9/11/2028 80,000 82,103
5.05%, 5/16/2029 500,000 510,632
4.45%, 6/29/2029 70,000 69,839
5.55%, 11/20/2030 50,000 52,464
1.65%, 1/10/2031 100,000 83,047
5.10%, 3/21/2031 350,000 357,556
1.90%, 9/12/2031 168,000 139,318
Tractor Supply Co. , 5.25% ,
5/15/2033 15,000 15,183
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%,
8/15/2025 26,416 26,013
Series 2020-1, Class B, 4.88%,
1/15/2026 144,640 142,706
Series 2018-1, Class AA, 3.50%,
3/01/2030 73,477 68,312
Series 2023-1, Class A, 5.80%,
1/15/2036 161,313 163,911
VF Corp. , 2.95% , 4/23/2030
(a)
50,000 42,745
Walmart, Inc.
3.05%, 7/08/2026 12,000 11,709
1.05%, 9/17/2026 65,000 60,643
5.88%, 4/05/2027 77,000 80,354
3.90%, 4/15/2028 15,000 14,856
1.50%, 9/22/2028 60,000 53,993
4.00%, 4/15/2030 105,000 103,884
1.80%, 9/22/2031 81,000 68,356
4.10%, 4/15/2033 525,000 512,122
5.25%, 9/01/2035 70,000 73,839
3.95%, 6/28/2038 10,000 9,276
2.50%, 9/22/2041 100,000 71,370
4.05%, 6/29/2048 98,000 83,988
2.95%, 9/24/2049 188,000 131,025
2.65%, 9/22/2051 285,000 185,356
4.50%, 9/09/2052 129,000 117,910
4.50%, 4/15/2053 90,000 82,229

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
WarnerMedia Holdings, Inc.
6.41%, 3/15/2026 215,000 214,954
3.76%, 3/15/2027 220,000 209,553
4.05%, 3/15/2029 275,000 254,770
4.28%, 3/15/2032 35,000 30,359
5.05%, 3/15/2042 575,000 453,584
5.14%, 3/15/2052 130,000 96,681
5.39%, 3/15/2062 295,000 219,803
Whirlpool Corp. , 4.75% , 2/26/2029
(a)
145,000 144,767
WW Grainger, Inc. , 4.20% ,
5/15/2047 90,000 77,083
28,606,222
Consumer, Non-cyclical – 4.4%
Abbott Laboratories
3.88%, 9/15/2025 15,000 14,863
3.75%, 11/30/2026 95,000 93,504
1.15%, 1/30/2028 123,000 110,763
6.00%, 4/01/2039 25,000 27,853
4.90%, 11/30/2046 604,000 585,392
AbbVie, Inc.
3.20%, 5/14/2026 75,000 73,146
2.95%, 11/21/2026 500,000 482,542
4.25%, 11/14/2028 200,000 198,483
3.20%, 11/21/2029 145,000 136,000
4.95%, 3/15/2031 510,000 519,683
4.50%, 5/14/2035 100,000 96,776
4.30%, 5/14/2036 567,000 536,094
4.05%, 11/21/2039 150,000 134,017
4.40%, 11/06/2042 50,000 45,069
5.35%, 3/15/2044 45,000 45,764
4.85%, 6/15/2044 195,000 184,914
4.75%, 3/15/2045 325,000 302,884
4.70%, 5/14/2045 269,000 249,580
4.25%, 11/21/2049 532,000 454,563
Adventist Health System/West ,
3.63% , 3/01/2049 82,000 59,509
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 48,824
Series 2020, 2.21%, 6/15/2030 18,000 15,787
Aetna, Inc.
6.63%, 6/15/2036 50,000 54,815
4.75%, 3/15/2044 35,000 30,367
3.88%, 8/15/2047 58,000 43,377
Agilent Technologies, Inc.
2.75%, 9/15/2029 100,000 91,091
2.30%, 3/12/2031 47,000 40,114
Ahold Finance USA LLC , 6.88% ,
5/01/2029 25,000 27,202
AHS Hospital Corp.
5.02%, 7/01/2045 85,000 83,475
Series 2021, 2.78%, 7/01/2051 280,000 183,321
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,910
2.63%, 9/16/2026 31,000 29,567
3.40%, 5/06/2030 150,000 138,737
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Altria Group, Inc. (continued)
2.45%, 2/04/2032 120,000 99,578
5.80%, 2/14/2039 75,000 77,141
3.40%, 2/04/2041 215,000 159,789
4.25%, 8/09/2042 270,000 222,202
4.50%, 5/02/2043 40,000 33,788
5.95%, 2/14/2049 180,000 181,606
4.45%, 5/06/2050 172,000 137,649
4.00%, 2/04/2061
(a)
50,000 35,795
American University (The) , Series
2019 , 3.67% , 4/01/2049 25,000 20,023
Amgen, Inc.
5.51%, 3/02/2026 150,000 149,958
2.60%, 8/19/2026 127,000 121,648
2.20%, 2/21/2027 60,000 56,363
5.15%, 3/02/2028 240,000 243,405
3.00%, 2/22/2029 180,000 168,254
4.05%, 8/18/2029 250,000 243,015
5.25%, 3/02/2030 197,000 202,181
2.30%, 2/25/2031 190,000 163,224
2.00%, 1/15/2032 250,000 206,140
3.35%, 2/22/2032 135,000 122,440
4.20%, 3/01/2033 286,000 270,146
5.60%, 3/02/2043 612,000 616,796
4.40%, 5/01/2045 75,000 64,655
4.56%, 6/15/2048 137,000 118,820
3.38%, 2/21/2050 200,000 144,634
4.66%, 6/15/2051 65,000 56,849
4.20%, 2/22/2052 90,000 73,013
5.65%, 3/02/2053 134,000 135,029
2.77%, 9/01/2053 215,000 132,043
4.40%, 2/22/2062 75,000 60,954
5.75%, 3/02/2063 215,000 216,089
Anheuser-Busch Cos. LLC /
Anheuser-Busch InBev Worldwide,
Inc.
4.70%, 2/01/2036 225,000 220,087
4.90%, 2/01/2046 736,000 697,316
Anheuser-Busch InBev Finance, Inc. ,
4.90% , 2/01/2046 25,000 23,518
Anheuser-Busch InBev Worldwide,
Inc.
3.50%, 6/01/2030 160,000 151,809
4.90%, 1/23/2031 75,000 76,110
4.38%, 4/15/2038 775,000 723,817
8.20%, 1/15/2039 25,000 32,557
5.45%, 1/23/2039 25,000 25,987
8.00%, 11/15/2039 25,000 32,337
4.95%, 1/15/2042 25,000 24,104
4.60%, 4/15/2048 35,000 31,842
4.50%, 6/01/2050 100,000 91,109
5.80%, 1/23/2059 545,000 581,809
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,942
3.75%, 9/15/2047 25,000 19,369

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Ascension Health
Series B, 2.53%, 11/15/2029 45,000 40,924
3.95%, 11/15/2046 26,000 22,336
4.85%, 11/15/2053 25,000 24,311
AstraZeneca Finance LLC
1.20%, 5/28/2026 75,000 70,500
4.80%, 2/26/2027 250,000 251,714
4.88%, 3/03/2028 175,000 177,252
1.75%, 5/28/2028 160,000 144,656
AstraZeneca PLC
3.38%, 11/16/2025 785,000 772,326
0.70%, 4/08/2026 150,000 140,516
3.13%, 6/12/2027 90,000 86,713
6.45%, 9/15/2037 125,000 142,733
4.00%, 9/18/2042 50,000 42,974
4.38%, 11/16/2045 75,000 66,757
Avery Dennison Corp. , 4.88% ,
12/06/2028 130,000 130,070
Baptist Healthcare System Obligated
Group , Series 20B , 3.54% ,
8/15/2050 117,000 87,199
BAT Capital Corp.
3.22%, 9/06/2026 40,000 38,635
4.70%, 4/02/2027 20,000 19,916
3.56%, 8/15/2027 14,000 13,481
2.26%, 3/25/2028 25,000 22,772
2.73%, 3/25/2031 350,000 303,016
4.39%, 8/15/2037 20,000 17,588
4.54%, 8/15/2047 80,000 64,150
4.76%, 9/06/2049 65,000 53,095
5.28%, 4/02/2050 50,000 43,869
5.65%, 3/16/2052 200,000 186,688
7.08%, 8/02/2053 40,000 44,378
BAT International Finance PLC
1.67%, 3/25/2026 30,000 28,418
5.93%, 2/02/2029 270,000 280,695
Baxter International, Inc.
1.92%, 2/01/2027 170,000 158,351
2.27%, 12/01/2028 30,000 26,983
2.54%, 2/01/2032 125,000 105,201
3.13%, 12/01/2051 25,000 16,195
Baylor Scott & White Holdings , Series
2021 , 2.84% , 11/15/2050 50,000 33,903
Becton, Dickinson & Co.
3.70%, 6/06/2027 135,000 131,390
4.69%, 2/13/2028 435,000 434,925
2.82%, 5/20/2030 20,000 18,046
1.96%, 2/11/2031 120,000 100,603
4.67%, 6/06/2047 85,000 76,029
3.79%, 5/20/2050 28,000 21,666
Biogen, Inc.
4.05%, 9/15/2025 210,000 207,574
2.25%, 5/01/2030 75,000 65,272
5.20%, 9/15/2045 45,000 42,203
3.15%, 5/01/2050 175,000 116,256
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
BIO-RAD Laboratories, Inc.
3.30%, 3/15/2027 15,000 14,366
3.70%, 3/15/2032 100,000 91,086
Block Financial LLC , 5.25% ,
10/01/2025 20,000 19,969
Bon Secours Mercy Health, Inc.
3.46%, 6/01/2030 120,000 114,079
Series 20-2, 2.10%, 6/01/2031 120,000 101,335
Series 20-2, 3.21%, 6/01/2050 25,000 17,565
Boston Scientific Corp.
2.65%, 6/01/2030 25,000 22,467
4.70%, 3/01/2049 80,000 72,814
Bristol-Myers Squibb Co.
4.95%, 2/20/2026 300,000 301,413
3.20%, 6/15/2026 200,000 194,739
1.13%, 11/13/2027 150,000 134,735
3.90%, 2/20/2028 100,000 98,022
4.90%, 2/22/2029 200,000 203,150
1.45%, 11/13/2030 10,000 8,316
5.10%, 2/22/2031 200,000 205,010
2.95%, 3/15/2032 100,000 88,564
5.20%, 2/22/2034 200,000 204,775
2.35%, 11/13/2040 20,000 13,663
3.55%, 3/15/2042 510,000 408,084
4.35%, 11/15/2047 100,000 85,786
4.55%, 2/20/2048 28,000 24,634
4.25%, 10/26/2049 265,000 221,968
2.55%, 11/13/2050 125,000 75,960
3.70%, 3/15/2052 190,000 143,377
3.90%, 3/15/2062 110,000 81,772
5.65%, 2/22/2064 320,000 322,069
Brown University, in Providence
in the State of Rhode Island &
Providence Plantations , Series A ,
2.92% , 9/01/2050 230,000 162,829
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 65,000 62,683
3.75%, 9/25/2027 109,000 105,549
California Endowment (The) , Series
2021 , 2.50% , 4/01/2051 100,000 63,287
California Institute of Technology ,
4.70% , 11/01/2111 35,000 30,969
Campbell Soup Co.
5.20%, 3/21/2029 400,000 407,674
2.38%, 4/24/2030 29,000 25,593
5.40%, 3/21/2034 400,000 406,707
Cardinal Health, Inc.
3.75%, 9/15/2025 19,000 18,722
4.60%, 3/15/2043 25,000 21,745
4.50%, 11/15/2044 110,000 93,514
4.90%, 9/15/2045 90,000 81,132
Cencora, Inc.
3.45%, 12/15/2027 50,000 48,003
2.80%, 5/15/2030 75,000 67,316
4.30%, 12/15/2047 50,000 42,546

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Centene Corp.
4.25%, 12/15/2027 288,000 279,188
2.45%, 7/15/2028 275,000 248,571
3.00%, 10/15/2030 50,000 43,852
2.50%, 3/01/2031 20,000 16,772
2.63%, 8/01/2031 165,000 137,822
Children's Hospital , Series 2020 ,
2.93% , 7/15/2050 50,000 33,359
Cigna Group (The)
4.13%, 11/15/2025 155,000 153,336
4.50%, 2/25/2026 69,000 68,582
1.25%, 3/15/2026 27,000 25,489
3.40%, 3/01/2027 105,000 101,636
3.05%, 10/15/2027 50,000 47,717
4.38%, 10/15/2028 25,000 24,660
2.40%, 3/15/2030 131,000 116,116
2.38%, 3/15/2031 322,000 276,003
5.40%, 3/15/2033 250,000 256,124
5.25%, 2/15/2034 200,000 202,076
3.88%, 10/15/2047 150,000 116,319
3.40%, 3/15/2050 120,000 83,981
3.40%, 3/15/2051 125,000 87,012
5.60%, 2/15/2054 300,000 295,585
City of Hope (The) , Series 2013 ,
5.62% , 11/15/2043 135,000 135,263
Clorox Co. (The)
3.10%, 10/01/2027 135,000 128,818
1.80%, 5/15/2030 80,000 68,346
4.60%, 5/01/2032 75,000 74,094
Coca-Cola Co. (The)
1.45%, 6/01/2027 363,000 335,534
1.65%, 6/01/2030 200,000 171,381
2.00%, 3/05/2031 40,000 34,282
1.38%, 3/15/2031 55,000 45,240
2.25%, 1/05/2032 85,000 73,390
2.50%, 6/01/2040 120,000 86,671
2.60%, 6/01/2050 250,000 160,410
3.00%, 3/05/2051 30,000 20,879
2.50%, 3/15/2051 135,000 84,401
Coca-Cola Femsa SAB de CV , 2.75% ,
1/22/2030 50,000 45,254
Colgate-Palmolive Co.
3.10%, 8/15/2027 250,000 241,063
4.60%, 3/01/2028 50,000 50,580
4.60%, 3/01/2033 35,000 35,170
3.70%, 8/01/2047 125,000 102,394
CommonSpirit Health
6.07%, 11/01/2027 10,000 10,391
3.35%, 10/01/2029 60,000 56,087
2.78%, 10/01/2030 100,000 88,800
3.91%, 10/01/2050 145,000 113,423
Community Health Network, Inc. ,
Series 20-A , 3.10% , 5/01/2050 65,000 44,154
ConAgra Brands, Inc.
4.60%, 11/01/2025 50,000 49,698
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
ConAgra Brands, Inc. (continued)
5.30%, 10/01/2026 10,000 10,087
5.40%, 11/01/2048 55,000 52,183
Constellation Brands, Inc.
4.40%, 11/15/2025 120,000 119,041
4.75%, 12/01/2025 40,000 39,845
4.65%, 11/15/2028 50,000 49,688
3.15%, 8/01/2029 25,000 23,151
2.25%, 8/01/2031 150,000 126,181
4.50%, 5/09/2047 105,000 90,112
5.25%, 11/15/2048 180,000 171,150
3.75%, 5/01/2050 65,000 49,179
Cottage Health Obligated Group ,
Series 2020 , 3.30% , 11/01/2049 25,000 18,535
CVS Health Corp.
2.88%, 6/01/2026 72,000 69,333
3.00%, 8/15/2026 10,000 9,637
1.30%, 8/21/2027 270,000 242,772
4.30%, 3/25/2028 65,000 63,713
3.25%, 8/15/2029 307,000 284,131
5.13%, 2/21/2030 50,000 50,433
3.75%, 4/01/2030 15,000 14,113
5.25%, 1/30/2031 200,000 202,161
1.88%, 2/28/2031 70,000 57,495
2.13%, 9/15/2031 550,000 451,405
5.25%, 2/21/2033 138,000 137,613
5.30%, 6/01/2033 1,000,000 998,689
4.13%, 4/01/2040 20,000 16,532
6.00%, 6/01/2044 500,000 502,057
5.13%, 7/20/2045 53,000 47,742
5.05%, 3/25/2048 165,000 145,435
4.25%, 4/01/2050 100,000 78,392
5.63%, 2/21/2053 260,000 247,561
5.88%, 6/01/2053 25,000 24,542
Danaher Corp.
2.60%, 10/01/2050 94,000 59,337
2.80%, 12/10/2051 95,000 61,866
DENTSPLY SIRONA, Inc. , 3.25% ,
6/01/2030 50,000 44,633
DH Europe Finance II Sarl , 3.25% ,
11/15/2039 129,000 104,944
Diageo Capital PLC
5.38%, 10/05/2026 200,000 202,766
5.63%, 10/05/2033 200,000 212,015
Dignity Health
4.50%, 11/01/2042 125,000 110,479
5.27%, 11/01/2064 70,000 66,091
Duke University , Series 2020 , 2.83% ,
10/01/2055 25,000 16,841
Elevance Health, Inc.
4.10%, 3/01/2028 205,000 201,090
2.25%, 5/15/2030 125,000 109,406
2.55%, 3/15/2031 20,000 17,432
5.50%, 10/15/2032 50,000 51,881
4.75%, 2/15/2033 750,000 739,919

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Elevance Health, Inc. (continued)
4.65%, 8/15/2044 89,000 79,495
4.38%, 12/01/2047 48,000 40,740
4.55%, 3/01/2048 333,000 289,659
3.60%, 3/15/2051 135,000 99,409
5.65%, 6/15/2054 300,000 302,946
Eli Lilly & Co.
4.50%, 2/09/2027 200,000 200,475
3.10%, 5/15/2027 65,000 62,872
3.38%, 3/15/2029 165,000 158,604
4.70%, 2/09/2034 100,000 100,221
4.88%, 2/27/2053 70,000 66,941
5.00%, 2/09/2054 100,000 97,425
2.50%, 9/15/2060 90,000 51,783
5.10%, 2/09/2064 200,000 195,278
Emory University , Series 2020 ,
2.14% , 9/01/2030 15,000 13,117
Equifax, Inc.
2.60%, 12/15/2025 70,000 67,591
5.10%, 6/01/2028 10,000 10,110
2.35%, 9/15/2031 100,000 84,379
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 15,000 14,485
4.38%, 5/15/2028 15,000 14,901
4.65%, 5/15/2033 10,000 9,845
4.38%, 6/15/2045 100,000 86,492
3.13%, 12/01/2049 60,000 41,040
5.15%, 5/15/2053 74,000 71,077
Flowers Foods, Inc. , 2.40% ,
3/15/2031 65,000 55,156
Fomento Economico Mexicano SAB
de CV , 3.50% , 1/16/2050 140,000 102,642
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 100,000 100,576
5.65%, 11/15/2027 250,000 256,408
5.86%, 3/15/2030 245,000 256,623
6.38%, 11/22/2052 50,000 55,575
General Mills, Inc.
3.20%, 2/10/2027 25,000 24,062
4.20%, 4/17/2028 25,000 24,645
5.50%, 10/17/2028 10,000 10,297
2.88%, 4/15/2030 10,000 9,046
4.95%, 3/29/2033 50,000 49,860
George Washington University (The) ,
Series 2014 , 4.30% , 9/15/2044 20,000 17,997
Georgetown University (The)
Series B, 4.32%, 4/01/2049 20,000 17,848
Series 20A, 2.94%, 4/01/2050 200,000 139,123
Gilead Sciences, Inc.
3.65%, 3/01/2026 85,000 83,451
2.95%, 3/01/2027 50,000 48,054
1.65%, 10/01/2030 25,000 20,995
5.25%, 10/15/2033 20,000 20,558
2.60%, 10/01/2040 1,050,000 743,367
4.50%, 2/01/2045 35,000 30,927
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Gilead Sciences, Inc. (continued)
2.80%, 10/01/2050 65,000 41,927
5.55%, 10/15/2053 80,000 81,736
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 48,975
5.38%, 4/15/2034 200,000 210,883
6.38%, 5/15/2038 270,000 306,003
Global Payments, Inc.
1.20%, 3/01/2026 116,000 109,193
2.15%, 1/15/2027 30,000 28,145
4.95%, 8/15/2027 25,000 25,038
3.20%, 8/15/2029 128,000 117,303
5.30%, 8/15/2029 12,000 12,121
5.40%, 8/15/2032 40,000 39,998
4.15%, 8/15/2049 65,000 50,127
GXO Logistics, Inc.
1.65%, 7/15/2026 242,000 226,048
2.65%, 7/15/2031 50,000 41,414
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 32,041
Series 2020, 2.88%, 9/01/2050 25,000 16,923
4.50%, 7/01/2057 240,000 212,209
Haleon US Capital LLC , 3.38% ,
3/24/2029 278,000 262,865
HCA, Inc.
5.88%, 2/15/2026 96,000 96,624
5.25%, 6/15/2026 224,000 224,399
4.50%, 2/15/2027 131,000 129,478
5.20%, 6/01/2028 15,000 15,148
5.63%, 9/01/2028 101,000 103,322
5.88%, 2/01/2029 200,000 206,732
3.38%, 3/15/2029 350,000 327,401
4.13%, 6/15/2029 150,000 144,701
3.63%, 3/15/2032 270,000 243,082
5.50%, 6/01/2033 20,000 20,231
4.38%, 3/15/2042 10,000 8,428
5.50%, 6/15/2047 95,000 90,521
5.25%, 6/15/2049 584,000 532,668
4.63%, 3/15/2052 85,000 70,164
Hershey Co. (The) , 3.13% ,
11/15/2049 50,000 35,215
Hormel Foods Corp. , 1.80% ,
6/11/2030 40,000 34,439
Humana, Inc.
5.75%, 12/01/2028 50,000 51,730
3.70%, 3/23/2029 74,000 70,814
3.13%, 8/15/2029 115,000 106,339
2.15%, 2/03/2032 105,000 85,730
5.88%, 3/01/2033 95,000 98,700
5.95%, 3/15/2034 140,000 146,443
4.63%, 12/01/2042 28,000 24,139
5.50%, 3/15/2053 56,000 53,291
5.75%, 4/15/2054 200,000 196,861
Illumina, Inc.
5.80%, 12/12/2025 115,000 115,757

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Illumina, Inc. (continued)
2.55%, 3/23/2031 150,000 126,878
Indiana University Health, Inc.
Obligated Group , 3.97% ,
11/01/2048 337,000 284,114
Inova Health System Foundation ,
4.07% , 5/15/2052 25,000 21,206
Integris Baptist Medical Center, Inc. ,
Series A , 3.88% , 8/15/2050 25,000 19,012
J.M. Smucker Co. (The)
5.90%, 11/15/2028 85,000 88,971
2.38%, 3/15/2030 88,000 77,914
6.20%, 11/15/2033 20,000 21,589
2.75%, 9/15/2041 115,000 78,408
6.50%, 11/15/2043 15,000 16,218
6.50%, 11/15/2053 20,000 22,176
JBS USA Lux SA / JBS USA Food Co. /
JBS Luxembourg Sarl
6.75%, 3/15/2034
(b)
33,000 35,474
7.25%, 11/15/2053
(b)
90,000 99,492
JBS USA Lux SA / JBS USA Food Co. /
JBS USA Finance, Inc.
2.50%, 1/15/2027 25,000 23,518
5.13%, 2/01/2028 20,000 19,998
3.00%, 2/02/2029 10,000 9,081
5.50%, 1/15/2030 100,000 100,064
3.00%, 5/15/2032 20,000 16,766
5.75%, 4/01/2033 73,000 73,587
4.38%, 2/02/2052 210,000 158,847
Johns Hopkins University , Series A ,
2.81% , 1/01/2060 25,000 16,266
Johnson & Johnson
2.45%, 3/01/2026 160,000 155,063
2.95%, 3/03/2027 255,000 246,898
2.90%, 1/15/2028 190,000 181,933
1.30%, 9/01/2030 305,000 257,335
4.38%, 12/05/2033 50,000 50,390
3.55%, 3/01/2036 133,000 119,986
3.63%, 3/03/2037 135,000 121,033
5.95%, 8/15/2037 75,000 83,809
3.40%, 1/15/2038 275,000 237,765
2.10%, 9/01/2040 300,000 206,744
3.70%, 3/01/2046 450,000 372,040
3.50%, 1/15/2048 85,000 67,139
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 67,764
4.15%, 5/01/2047 140,000 121,395
Series 2021, 3.00%, 6/01/2051 5,000 3,473
Kellanova
3.25%, 4/01/2026 225,000 218,978
4.30%, 5/15/2028 77,000 75,989
2.10%, 6/01/2030 25,000 21,599
5.25%, 3/01/2033 60,000 60,923
4.50%, 4/01/2046 30,000 25,792
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Kenvue, Inc.
5.35%, 3/22/2026 15,000 15,157
5.05%, 3/22/2028 120,000 122,295
5.00%, 3/22/2030 230,000 235,575
4.90%, 3/22/2033 215,000 216,892
5.10%, 3/22/2043 95,000 93,837
5.05%, 3/22/2053 105,000 101,413
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 61,000 59,838
2.55%, 9/15/2026 185,000 176,454
4.60%, 5/25/2028 50,000 49,794
3.95%, 4/15/2029 235,000 227,456
3.20%, 5/01/2030 28,000 25,806
5.30%, 3/15/2034 200,000 203,473
4.50%, 11/15/2045 47,000 40,826
3.80%, 5/01/2050 50,000 38,079
4.50%, 4/15/2052 170,000 144,992
Kimberly-Clark Corp.
3.05%, 8/15/2025 17,000 16,667
1.05%, 9/15/2027 45,000 40,526
3.90%, 5/04/2047 95,000 77,731
Kraft Heinz Foods Co.
3.00%, 6/01/2026 125,000 121,052
3.88%, 5/15/2027 110,000 107,778
4.25%, 3/01/2031 143,000 138,653
6.88%, 1/26/2039 65,000 74,143
5.00%, 6/04/2042 65,000 60,312
5.20%, 7/15/2045 150,000 141,270
4.38%, 6/01/2046 150,000 125,895
4.88%, 10/01/2049 85,000 75,875
5.50%, 6/01/2050 15,000 14,659
Kroger Co. (The)
3.50%, 2/01/2026 40,000 39,143
2.65%, 10/15/2026 25,000 23,881
3.70%, 8/01/2027 124,000 120,607
1.70%, 1/15/2031 175,000 144,197
3.95%, 1/15/2050 175,000 138,360
Laboratory Corp. of America
Holdings
1.55%, 6/01/2026 110,000 103,385
2.95%, 12/01/2029 50,000 45,539
4.70%, 2/01/2045 45,000 40,210
Leland Stanford Junior University
(The)
3.65%, 5/01/2048 50,000 41,455
2.41%, 6/01/2050 50,000 31,672
Mass General Brigham, Inc. , Series
2020 , 3.19% , 7/01/2049 90,000 64,871
Massachusetts Institute of
Technology
3.96%, 7/01/2038 25,000 23,418
3.07%, 4/01/2052 200,000 146,306

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Mayo Clinic , Series 2016 , 4.13% ,
11/15/2052 70,000 59,452
McCormick & Co., Inc.
0.90%, 2/15/2026 40,000 37,616
1.85%, 2/15/2031 15,000 12,473
4.95%, 4/15/2033 10,000 10,026
McKesson Corp.
0.90%, 12/03/2025 100,000 94,860
1.30%, 8/15/2026 70,000 65,346
4.90%, 7/15/2028 40,000 40,474
5.10%, 7/15/2033 10,000 10,214
Mead Johnson Nutrition Co. , 5.90% ,
11/01/2039 20,000 21,011
Medtronic, Inc.
4.38%, 3/15/2035 350,000 338,118
4.63%, 3/15/2045 90,000 83,321
Memorial Health Services , 3.45% ,
11/01/2049 50,000 37,984
Memorial Sloan-Kettering Cancer
Center
4.13%, 7/01/2052 5,000 4,262
Series 2015, 4.20%, 7/01/2055 50,000 43,242
Merck & Co., Inc.
1.70%, 6/10/2027 30,000 27,823
4.05%, 5/17/2028 40,000 39,667
1.90%, 12/10/2028 30,000 27,076
3.40%, 3/07/2029 50,000 47,967
4.30%, 5/17/2030 75,000 74,402
1.45%, 6/24/2030 149,000 125,876
2.15%, 12/10/2031 20,000 17,018
4.50%, 5/17/2033 75,000 74,091
3.90%, 3/07/2039 120,000 106,316
4.15%, 5/18/2043 265,000 231,339
4.90%, 5/17/2044 15,000 14,425
3.70%, 2/10/2045 43,000 34,674
2.45%, 6/24/2050 175,000 107,028
2.75%, 12/10/2051 120,000 77,216
5.00%, 5/17/2053 136,000 130,378
2.90%, 12/10/2061 260,000 160,070
Molson Coors Beverage Co.
3.00%, 7/15/2026 175,000 169,178
5.00%, 5/01/2042 40,000 37,580
Mondelez International, Inc.
2.63%, 3/17/2027 30,000 28,479
2.75%, 4/13/2030 50,000 45,287
2.63%, 9/04/2050 130,000 80,474
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/2048 35,000 28,580
4.29%, 9/01/2050 100,000 70,553
Moody's Corp.
3.25%, 1/15/2028 150,000 143,810
4.25%, 8/08/2032 100,000 96,056
4.88%, 12/17/2048 75,000 69,129
Mount Sinai Hospital (The)
Series 2017, 3.98%, 7/01/2048 20,000 15,912
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Mount Sinai Hospital (The)
(continued)
Series 2019, 3.74%, 7/01/2049 185,000 137,400
Mylan, Inc.
4.55%, 4/15/2028 60,000 58,859
5.20%, 4/15/2048 140,000 117,857
New York & Presbyterian Hospital
(The)
4.02%, 8/01/2045 10,000 8,636
Series 2019, 3.95%, 8/01/2119 60,000 44,702
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 19,863
4.26%, 11/01/2047 50,000 41,434
3.81%, 11/01/2049 50,000 38,462
Northwestern University
4.64%, 12/01/2044 65,000 62,672
Series 2017, 3.66%, 12/01/2057 125,000 98,496
Novant Health, Inc. , 2.64% ,
11/01/2036 92,000 71,697
Novartis Capital Corp.
2.00%, 2/14/2027 55,000 51,853
3.10%, 5/17/2027 150,000 144,980
2.20%, 8/14/2030 105,000 93,023
3.70%, 9/21/2042 10,000 8,375
4.40%, 5/06/2044 170,000 155,923
NY Society For Relief of Ruptured
& Crippled Maintaining Hospital
for Special Surgery , Series 2020 ,
2.67% , 10/01/2050 180,000 117,600
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 71,019
Series 2020, 3.38%, 7/01/2055 100,000 71,680
Ochsner LSU Health System of North
Louisiana , Series 2021 , 2.51% ,
5/15/2031 100,000 72,708
OhioHealth Corp.
2.83%, 11/15/2041 50,000 37,232
Series 2020, 3.04%, 11/15/2050 30,000 21,473
Orlando Health Obligated Group ,
4.09% , 10/01/2048 125,000 106,065
PayPal Holdings, Inc.
2.65%, 10/01/2026 55,000 52,734
2.85%, 10/01/2029 100,000 91,804
4.40%, 6/01/2032 59,000 57,681
5.50%, 6/01/2054 250,000 249,120
PeaceHealth Obligated Group
Series 2020, 1.38%, 11/15/2025 15,000 14,238
Series 2018, 4.79%, 11/15/2048 85,000 77,004
Series 2020, 3.22%, 11/15/2050 12,000 8,140
PepsiCo, Inc.
5.25%, 11/10/2025 50,000 50,401
4.55%, 2/13/2026 167,000 166,912
2.85%, 2/24/2026 25,000 24,372
2.38%, 10/06/2026 16,000 15,302
5.13%, 11/10/2026 50,000 50,675

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
PepsiCo, Inc. (continued)
2.63%, 3/19/2027 40,000 38,177
3.00%, 10/15/2027 85,000 81,547
3.60%, 2/18/2028 65,000 63,388
7.00%, 3/01/2029 113,000 125,160
1.40%, 2/25/2031 68,000 56,061
3.50%, 3/19/2040 20,000 16,582
3.60%, 8/13/2042 25,000 20,341
3.45%, 10/06/2046 50,000 38,842
2.75%, 10/21/2051 180,000 118,517
4.20%, 7/18/2052 75,000 64,633
4.65%, 2/15/2053 100,000 92,285
5.25%, 7/17/2054 500,000 508,202
Pfizer Investment Enterprises Pte
Ltd.
4.45%, 5/19/2028 990,000 987,581
4.75%, 5/19/2033 85,000 84,702
5.11%, 5/19/2043 50,000 48,742
5.30%, 5/19/2053 850,000 840,090
5.34%, 5/19/2063 70,000 68,154
Pfizer, Inc.
3.60%, 9/15/2028 130,000 126,431
3.45%, 3/15/2029 25,000 24,086
2.63%, 4/01/2030 50,000 45,337
1.70%, 5/28/2030
(a)
70,000 60,111
4.00%, 12/15/2036 139,000 128,186
4.10%, 9/15/2038 500,000 452,260
2.55%, 5/28/2040 125,000 89,367
5.60%, 9/15/2040 200,000 207,133
4.30%, 6/15/2043 20,000 17,702
4.13%, 12/15/2046 20,000 16,961
Pharmacia LLC , 6.60% , 12/01/2028 50,000 53,939
Philip Morris International, Inc.
3.38%, 8/11/2025 10,000 9,830
2.75%, 2/25/2026 50,000 48,402
0.88%, 5/01/2026 74,000 69,167
5.13%, 11/17/2027 90,000 91,210
4.88%, 2/15/2028 365,000 367,618
3.13%, 3/02/2028 40,000 37,951
5.25%, 9/07/2028 10,000 10,205
3.38%, 8/15/2029 40,000 37,711
2.10%, 5/01/2030 100,000 86,884
5.38%, 2/15/2033 750,000 764,686
4.38%, 11/15/2041 140,000 121,434
3.88%, 8/21/2042 101,000 81,520
4.13%, 3/04/2043 90,000 74,966
4.88%, 11/15/2043 100,000 91,854
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 1/01/2032 50,000 41,415
2.86%, 1/01/2052 30,000 19,903
Pilgrim's Pride Corp.
4.25%, 4/15/2031 45,000 41,806
3.50%, 3/01/2032 300,000 260,355
6.25%, 7/01/2033 15,000 15,580
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 33,691
2.85%, 8/11/2027 50,000 47,889
3.00%, 3/25/2030 285,000 267,452
1.20%, 10/29/2030 413,000 344,283
1.95%, 4/23/2031 150,000 130,370
3.50%, 10/25/2047 50,000 40,484
Providence St. Joseph Health
Obligated Group
Series H, 2.75%, 10/01/2026 80,000 76,206
Series 19A, 2.53%, 10/01/2029 110,000 98,702
Series I, 3.74%, 10/01/2047 133,000 103,089
Series A, 3.93%, 10/01/2048 25,000 19,639
Quest Diagnostics, Inc.
3.45%, 6/01/2026 65,000 63,401
4.20%, 6/30/2029 17,000 16,634
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 65,000 54,864
2.80%, 9/15/2050 85,000 53,758
RELX Capital, Inc. , 4.00% , 3/18/2029 145,000 141,745
Revvity, Inc.
3.30%, 9/15/2029 50,000 46,337
2.55%, 3/15/2031 215,000 183,665
3.63%, 3/15/2051 25,000 17,790
Reynolds American, Inc.
5.70%, 8/15/2035 500,000 504,469
6.15%, 9/15/2043 25,000 24,909
5.85%, 8/15/2045 235,000 224,921
Rockefeller Foundation (The) , Series
2020 , 2.49% , 10/01/2050 50,000 32,019
Royalty Pharma PLC
1.20%, 9/02/2025 180,000 172,314
2.20%, 9/02/2030 40,000 34,168
3.30%, 9/02/2040 400,000 297,432
3.55%, 9/02/2050 70,000 48,487
S&P Global, Inc.
2.45%, 3/01/2027 195,000 184,892
2.70%, 3/01/2029 180,000 166,377
4.25%, 5/01/2029 120,000 118,353
2.50%, 12/01/2029 195,000 176,580
1.25%, 8/15/2030 10,000 8,299
2.90%, 3/01/2032 50,000 44,194
5.25%, 9/15/2033
(b)
15,000 15,515
3.25%, 12/01/2049 183,000 131,661
3.90%, 3/01/2062 100,000 77,152

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Seattle Children's Hospital , Series
2021 , 2.72% , 10/01/2050 25,000 16,006
Sharp HealthCare , Series 20B , 2.68% ,
8/01/2050 45,000 29,028
Shire Acquisitions Investments
Ireland DAC , 3.20% , 9/23/2026 5,000 4,838
Smith & Nephew PLC , 2.03% ,
10/14/2030 45,000 38,153
SSM Health Care Corp. , 4.89% ,
6/01/2028 240,000 241,616
Stanford Health Care , Series 2018 ,
3.80% , 11/15/2048 40,000 32,965
STERIS Irish FinCo UnLtd. Co.
2.70%, 3/15/2031 150,000 129,384
3.75%, 3/15/2051 30,000 22,207
Stryker Corp.
3.38%, 11/01/2025 265,000 260,013
4.38%, 5/15/2044 185,000 163,002
4.63%, 3/15/2046 55,000 49,538
Sutter Health
Series 2018, 3.70%, 8/15/2028 245,000 235,694
Series 2018, 4.09%, 8/15/2048 190,000 160,961
Series 20A, 3.36%, 8/15/2050 85,000 62,848
SYSCO Corp.
5.75%, 1/17/2029 50,000 51,997
5.95%, 4/01/2030 50,000 52,873
6.00%, 1/17/2034
(a)
50,000 53,594
4.85%, 10/01/2045 205,000 185,317
3.30%, 2/15/2050 20,000 14,024
6.60%, 4/01/2050 20,000 22,648
3.15%, 12/14/2051 100,000 66,891
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 205,000 206,589
3.03%, 7/09/2040 385,000 285,877
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 45,000 45,295
4.80%, 11/21/2027 100,000 101,006
1.75%, 10/15/2028 125,000 112,234
4.98%, 8/10/2030 95,000 97,047
4.95%, 11/21/2032 100,000 101,440
5.09%, 8/10/2033 20,000 20,401
5.40%, 8/10/2043 95,000 96,974
4.10%, 8/15/2047 150,000 127,074
Thomas Jefferson University , 3.85% ,
11/01/2057 40,000 29,755
Toledo Hospital (The) , 5.75% ,
11/15/2038 150,000 149,915
Trinity Health Corp.
Series 2021, 2.63%, 12/01/2040 45,000 32,692
4.13%, 12/01/2045 45,000 38,725
Trustees of Princeton University
(The) , Series 2020 , 2.52% ,
7/01/2050 685,000 459,902
Tyson Foods, Inc.
4.00%, 3/01/2026 262,000 257,979
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Tyson Foods, Inc. (continued)
3.55%, 6/02/2027 275,000 265,337
4.35%, 3/01/2029 123,000 119,972
4.88%, 8/15/2034 10,000 9,695
5.15%, 8/15/2044 29,000 26,265
5.10%, 9/28/2048 105,000 94,223
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 95,112
2.90%, 5/05/2027 160,000 153,576
4.88%, 9/08/2028 100,000 101,564
2.13%, 9/06/2029 215,000 192,585
5.00%, 12/08/2033 100,000 102,434
Series 30Y, 2.63%, 8/12/2051 65,000 42,687
UnitedHealth Group, Inc.
3.10%, 3/15/2026 107,000 104,446
3.45%, 1/15/2027 20,000 19,514
3.70%, 5/15/2027 25,000 24,470
2.95%, 10/15/2027 278,000 265,260
5.25%, 2/15/2028 70,000 71,765
3.85%, 6/15/2028 25,000 24,406
3.88%, 12/15/2028 285,000 278,009
4.25%, 1/15/2029 60,000 59,401
4.00%, 5/15/2029 110,000 107,675
2.88%, 8/15/2029 25,000 23,144
2.30%, 5/15/2031 35,000 30,070
4.20%, 5/15/2032 236,000 226,575
4.50%, 4/15/2033 25,000 24,370
4.63%, 7/15/2035 146,000 142,562
5.80%, 3/15/2036 102,000 109,124
6.50%, 6/15/2037 180,000 202,879
6.88%, 2/15/2038 67,000 78,500
3.50%, 8/15/2039 400,000 330,820
5.95%, 2/15/2041 30,000 32,066
3.05%, 5/15/2041 10,000 7,558
3.95%, 10/15/2042 50,000 42,072
4.75%, 7/15/2045 57,000 52,762
4.20%, 1/15/2047 50,000 42,077
3.75%, 10/15/2047 185,000 144,605
4.25%, 6/15/2048 38,000 32,119
3.70%, 8/15/2049 50,000 38,359
3.25%, 5/15/2051 75,000 52,831
4.75%, 5/15/2052 185,000 167,242
5.88%, 2/15/2053 60,000 63,529
5.05%, 4/15/2053 215,000 203,296
5.38%, 4/15/2054 300,000 297,083
3.88%, 8/15/2059 15,000 11,311
3.13%, 5/15/2060 130,000 84,233
4.95%, 5/15/2062 35,000 31,779
6.05%, 2/15/2063 65,000 69,829
5.20%, 4/15/2063 240,000 227,034
5.75%, 7/15/2064 250,000 257,106
Universal Health Services, Inc.
1.65%, 9/01/2026 133,000 123,959
2.65%, 1/15/2032 215,000 181,312

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.4% (continued)
University of Chicago (The)
Series 20B, 2.76%, 4/01/2045 50,000 38,697
4.00%, 10/01/2053 50,000 41,466
University of Notre Dame du Lac ,
Series 2015 , 3.44% , 2/15/2045 30,000 24,223
University of Southern California ,
Series 2017 , 3.84% , 10/01/2047 75,000 62,922
UPMC , 5.04% , 5/15/2033 10,000 10,039
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 143,000 140,191
5.25%, 6/15/2046 40,000 34,207
Verisk Analytics, Inc.
5.50%, 6/15/2045 50,000 49,335
3.63%, 5/15/2050 45,000 33,229
Viatris, Inc.
3.85%, 6/22/2040 187,000 140,963
4.00%, 6/22/2050 130,000 90,922
Washington University (The)
Series 2022, 3.52%, 4/15/2054 125,000 96,708
4.35%, 4/15/2122 25,000 21,054
William Marsh Rice University ,
3.57% , 5/15/2045 15,000 12,347
Willis-Knighton Medical Center ,
Series 2021 , 3.07% , 3/01/2051 50,000 33,390
Wyeth LLC
6.50%, 2/01/2034 25,000 28,017
5.95%, 4/01/2037 225,000 243,059
Yale University , Series 2020 , 2.40% ,
4/15/2050 50,000 32,112
Yale-New Haven Health Services
Corp. , Series 2020 , 2.50% ,
7/01/2050 180,000 109,815
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 165,000 160,585
5.75%, 11/30/2039 35,000 36,064
4.45%, 8/15/2045 16,000 13,748
Zoetis, Inc.
3.00%, 9/12/2027 100,000 94,938
4.70%, 2/01/2043 100,000 91,347
3.95%, 9/12/2047 60,000 48,325
4.45%, 8/20/2048 25,000 21,808
77,967,808
Energy – 1.7%
Apache Corp.
4.38%, 10/15/2028 100,000 95,925
4.25%, 1/15/2030
(a)
44,000 41,736
6.00%, 1/15/2037 10,000 10,237
5.10%, 9/01/2040 25,000 21,917
5.35%, 7/01/2049 76,000 64,652
Baker Hughes Holdings LLC , 5.13% ,
9/15/2040 34,000 33,111
Baker Hughes Holdings LLC / Baker
Hughes Co.-Obligor, Inc.
3.34%, 12/15/2027 250,000 240,037
3.14%, 11/07/2029 104,000 96,706
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor, Inc.
(continued)
4.08%, 12/15/2047 75,000 62,054
Boardwalk Pipelines LP
5.95%, 6/01/2026 145,000 146,805
3.40%, 2/15/2031 15,000 13,404
BP Capital Markets America, Inc.
3.12%, 5/04/2026 86,000 83,653
3.02%, 1/16/2027 115,000 110,900
3.59%, 4/14/2027 35,000 34,138
3.94%, 9/21/2028 145,000 141,318
4.97%, 10/17/2029 250,000 253,884
3.63%, 4/06/2030 10,000 9,525
1.75%, 8/10/2030 110,000 93,621
2.72%, 1/12/2032 250,000 217,207
4.81%, 2/13/2033 50,000 49,556
4.89%, 9/11/2033 125,000 124,462
5.23%, 11/17/2034 200,000 203,403
3.06%, 6/17/2041 180,000 135,467
2.77%, 11/10/2050 65,000 41,533
2.94%, 6/04/2051 104,000 68,408
3.00%, 3/17/2052 75,000 49,715
3.38%, 2/08/2061 200,000 136,342
BP Capital Markets PLC , 3.28% ,
9/19/2027 230,000 221,518
Canadian Natural Resources Ltd.
3.85%, 6/01/2027 33,000 32,147
2.95%, 7/15/2030 186,000 166,743
7.20%, 1/15/2032 15,000 16,814
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 26,367
6.75%, 11/15/2039 2,000 2,210
3.75%, 2/15/2052 80,000 58,220
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027 95,000 95,512
2.74%, 12/31/2039 50,000 40,635
Cheniere Energy Partners LP
3.25%, 1/31/2032 117,000 101,939
5.95%, 6/30/2033 75,000 77,776
Chevron Corp.
2.00%, 5/11/2027 275,000 257,686
2.24%, 5/11/2030 35,000 30,986
3.08%, 5/11/2050 175,000 123,703
Chevron USA, Inc.
0.69%, 8/12/2025 60,000 57,512
1.02%, 8/12/2027 25,000 22,613
3.25%, 10/15/2029 115,000 108,755
ConocoPhillips Co.
5.05%, 9/15/2033 20,000 20,270
3.76%, 3/15/2042 550,000 447,899
4.30%, 11/15/2044 50,000 43,197
3.80%, 3/15/2052 135,000 103,844
5.55%, 3/15/2054 80,000 80,573
4.03%, 3/15/2062 195,000 150,022

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
ConocoPhillips Co. (continued)
5.70%, 9/15/2063 15,000 15,295
Coterra Energy, Inc.
3.90%, 5/15/2027 55,000 53,505
4.38%, 3/15/2029 50,000 48,676
DCP Midstream Operating LP
5.63%, 7/15/2027 120,000 122,472
5.60%, 4/01/2044 50,000 48,517
Devon Energy Corp.
5.85%, 12/15/2025 70,000 70,577
5.25%, 10/15/2027 15,000 15,064
4.50%, 1/15/2030 250,000 244,644
5.60%, 7/15/2041 145,000 138,882
4.75%, 5/15/2042 175,000 150,492
Diamondback Energy, Inc.
3.25%, 12/01/2026 123,000 118,921
3.50%, 12/01/2029 71,000 66,777
6.25%, 3/15/2033 47,000 50,189
5.40%, 4/18/2034 300,000 303,672
4.40%, 3/24/2051 100,000 82,043
4.25%, 3/15/2052 65,000 51,791
5.90%, 4/18/2064 200,000 199,055
Eastern Gas Transmission & Storage,
Inc. , 4.80% , 11/01/2043 40,000 35,845
Enbridge, Inc.
1.60%, 10/04/2026 160,000 149,318
5.90%, 11/15/2026 200,000 204,350
4.25%, 12/01/2026 268,000 264,416
5.25%, 4/05/2027 300,000 303,668
5.70%, 3/08/2033 500,000 516,240
5.50%, 12/01/2046 5,000 4,927
4.00%, 11/15/2049 200,000 155,958
Energy Transfer LP
5.95%, 12/01/2025 215,000 216,782
3.90%, 7/15/2026 85,000 83,206
6.05%, 12/01/2026 20,000 20,506
4.20%, 4/15/2027 75,000 73,682
5.50%, 6/01/2027 208,000 211,061
4.95%, 6/15/2028 25,000 25,081
6.10%, 12/01/2028 10,000 10,464
6.40%, 12/01/2030 20,000 21,503
6.55%, 12/01/2033 35,000 37,887
4.90%, 3/15/2035 98,000 93,958
Series 20Y, 5.80%, 6/15/2038 95,000 96,363
6.50%, 2/01/2042 775,000 821,545
5.95%, 10/01/2043 25,000 24,705
5.30%, 4/01/2044 100,000 92,156
5.35%, 5/15/2045 59,000 54,454
5.40%, 10/01/2047 82,000 75,541
6.25%, 4/15/2049 15,000 15,361
5.00%, 5/15/2050 125,000 109,067
ENI USA, Inc. , 7.30% , 11/15/2027 10,000 10,724
Enterprise Products Operating LLC
3.95%, 2/15/2027 170,000 167,323
4.15%, 10/16/2028 70,000 68,805
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
Enterprise Products Operating LLC
(continued)
2.80%, 1/31/2030 50,000 45,599
5.95%, 2/01/2041 124,000 130,355
4.85%, 8/15/2042 25,000 23,206
4.45%, 2/15/2043 40,000 35,271
4.85%, 3/15/2044 30,000 27,737
5.10%, 2/15/2045 95,000 90,750
4.25%, 2/15/2048 225,000 188,978
4.80%, 2/01/2049 506,000 460,271
4.20%, 1/31/2050 50,000 41,527
3.70%, 1/31/2051 120,000 91,252
3.95%, 1/31/2060 107,000 81,370
EOG Resources, Inc.
4.15%, 1/15/2026 260,000 258,152
4.38%, 4/15/2030 25,000 24,831
4.95%, 4/15/2050 115,000 107,493
EQT Corp.
3.90%, 10/01/2027 181,000 175,532
7.00%, 2/01/2030 286,000 309,663
Equinor ASA
1.75%, 1/22/2026 110,000 105,399
3.00%, 4/06/2027 55,000 52,925
5.10%, 8/17/2040 40,000 39,459
4.25%, 11/23/2041 70,000 61,829
3.25%, 11/18/2049 180,000 129,367
3.70%, 4/06/2050 100,000 78,222
Equities Corp. , 5.00% , 1/15/2029 262,000 260,962
Exxon Mobil Corp.
3.04%, 3/01/2026 200,000 195,274
2.28%, 8/16/2026 215,000 205,667
2.44%, 8/16/2029 125,000 114,151
3.48%, 3/19/2030 164,000 155,838
4.23%, 3/19/2040 129,000 116,822
4.11%, 3/01/2046 75,000 64,169
3.10%, 8/16/2049 217,000 152,126
4.33%, 3/19/2050 180,000 156,353
3.45%, 4/15/2051 288,000 214,603
Halliburton Co.
2.92%, 3/01/2030 204,000 186,361
4.85%, 11/15/2035 148,000 145,247
7.45%, 9/15/2039 190,000 230,381
4.50%, 11/15/2041 25,000 22,019
4.75%, 8/01/2043 55,000 49,619
5.00%, 11/15/2045 10,000 9,305
Hess Corp.
4.30%, 4/01/2027 150,000 148,047
7.88%, 10/01/2029 30,000 34,105
7.30%, 8/15/2031 25,000 28,367
7.13%, 3/15/2033 20,000 22,781
6.00%, 1/15/2040 80,000 84,293
Kinder Morgan Energy Partners LP
7.75%, 3/15/2032 150,000 171,519
6.95%, 1/15/2038 269,000 300,300
6.38%, 3/01/2041 50,000 52,196

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
Kinder Morgan Energy Partners LP
(continued)
5.00%, 8/15/2042 35,000 31,406
5.00%, 3/01/2043 100,000 89,511
5.50%, 3/01/2044 200,000 190,472
5.40%, 9/01/2044 100,000 93,877
Kinder Morgan, Inc.
1.75%, 11/15/2026 170,000 158,811
4.80%, 2/01/2033 50,000 48,429
5.40%, 2/01/2034 250,000 252,069
5.55%, 6/01/2045 75,000 72,217
5.05%, 2/15/2046 25,000 22,464
3.25%, 8/01/2050 30,000 19,737
3.60%, 2/15/2051 20,000 14,024
5.45%, 8/01/2052 30,000 28,336
Marathon Oil Corp.
4.40%, 7/15/2027 15,000 14,881
6.80%, 3/15/2032 50,000 55,407
6.60%, 10/01/2037 85,000 94,468
5.20%, 6/01/2045 25,000 23,841
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 85,202
6.50%, 3/01/2041 10,000 10,681
4.75%, 9/15/2044 50,000 43,764
4.50%, 4/01/2048 90,000 74,026
MPLX LP
1.75%, 3/01/2026 15,000 14,254
4.13%, 3/01/2027 495,000 486,244
4.00%, 3/15/2028 150,000 145,763
2.65%, 8/15/2030 200,000 176,587
4.95%, 9/01/2032 115,000 112,571
5.00%, 3/01/2033 100,000 97,854
5.20%, 3/01/2047 50,000 45,986
5.20%, 12/01/2047 100,000 90,853
4.70%, 4/15/2048 20,000 16,927
5.50%, 2/15/2049 70,000 66,190
4.95%, 3/14/2052 100,000 87,129
5.65%, 3/01/2053 50,000 47,997
4.90%, 4/15/2058 10,000 8,428
NOV, Inc. , 3.60% , 12/01/2029 95,000 89,072
Occidental Petroleum Corp.
5.50%, 12/01/2025 10,000 10,031
5.55%, 3/15/2026 40,000 40,223
8.50%, 7/15/2027 162,000 175,576
6.38%, 9/01/2028 10,000 10,447
6.63%, 9/01/2030 110,000 117,702
6.13%, 1/01/2031 35,000 36,577
7.88%, 9/15/2031 292,000 333,985
6.20%, 3/15/2040 190,000 195,976
6.60%, 3/15/2046 15,000 16,025
ONEOK Partners LP , 6.20% ,
9/15/2043 15,000 15,397
ONEOK, Inc.
4.00%, 7/13/2027 25,000 24,497
5.65%, 11/01/2028 86,000 88,684
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
ONEOK, Inc. (continued)
4.35%, 3/15/2029 25,000 24,484
3.10%, 3/15/2030 350,000 319,681
5.80%, 11/01/2030 111,000 115,977
6.35%, 1/15/2031 100,000 106,207
6.05%, 9/01/2033 30,000 31,565
4.25%, 9/15/2046 50,000 40,041
4.20%, 10/03/2047 100,000 78,574
5.20%, 7/15/2048 75,000 67,885
3.95%, 3/01/2050 200,000 149,489
6.63%, 9/01/2053 285,000 311,476
Ovintiv, Inc.
5.38%, 1/01/2026 110,000 110,102
5.65%, 5/15/2028 80,000 81,696
7.20%, 11/01/2031 50,000 54,836
6.25%, 7/15/2033 10,000 10,456
7.10%, 7/15/2053 35,000 39,069
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 9,562
7.15%, 10/01/2033 10,000 10,794
Phillips 66 Co.
3.55%, 10/01/2026 20,000 19,477
4.95%, 12/01/2027 140,000 141,133
3.90%, 3/15/2028 375,000 364,468
2.15%, 12/15/2030 20,000 17,130
4.65%, 11/15/2034 50,000 47,765
4.68%, 2/15/2045 510,000 447,419
4.90%, 10/01/2046 10,000 8,951
3.30%, 3/15/2052 75,000 50,326
Pioneer Natural Resources Co.
1.90%, 8/15/2030 100,000 85,850
2.15%, 1/15/2031 50,000 42,970
Plains All American Pipeline LP /
PAA Finance Corp.
4.65%, 10/15/2025 40,000 39,736
4.50%, 12/15/2026 60,000 59,327
5.15%, 6/01/2042 40,000 36,530
4.90%, 2/15/2045 200,000 174,403
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 150,000 151,551
5.00%, 3/15/2027 325,000 325,893
4.20%, 3/15/2028 100,000 97,925
5.90%, 9/15/2037 40,000 41,294
Schlumberger Finance Canada Ltd. ,
1.40% , 9/17/2025 15,000 14,422
Schlumberger Investment SA
2.65%, 6/26/2030
(a)
45,000 40,570
4.85%, 5/15/2033
(a)
10,000 10,037
Shell International Finance BV
3.88%, 11/13/2028 214,000 209,365
4.38%, 5/11/2045 160,000 141,188
4.00%, 5/10/2046 746,000 619,189
3.75%, 9/12/2046 35,000 27,912
3.13%, 11/07/2049 110,000 76,880
3.00%, 11/26/2051 235,000 158,432

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
Spectra Energy Partners LP , 4.50% ,
3/15/2045 145,000 121,493
Suncor Energy, Inc.
6.80%, 5/15/2038 70,000 77,803
6.50%, 6/15/2038 141,000 155,563
4.00%, 11/15/2047 80,000 61,881
3.75%, 3/04/2051 35,000 25,605
Targa Resources Corp.
6.15%, 3/01/2029 50,000 52,410
4.20%, 2/01/2033 15,000 13,798
6.13%, 3/15/2033 10,000 10,516
6.50%, 3/30/2034 50,000 54,136
4.95%, 4/15/2052 200,000 175,056
6.50%, 2/15/2053 150,000 160,830
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
6.50%, 7/15/2027 15,000 15,164
4.88%, 2/01/2031 250,000 242,837
TC PipeLines LP , 3.90% , 5/25/2027 47,000 45,527
Texas Eastern Transmission LP ,
7.00% , 7/15/2032 25,000 27,743
Tosco Corp. , 8.13% , 2/15/2030 50,000 58,668
TotalEnergies Capital International
SA
3.46%, 2/19/2029 10,000 9,563
2.83%, 1/10/2030 100,000 91,670
2.99%, 6/29/2041 100,000 74,549
TotalEnergies Capital SA , 5.15% ,
4/05/2034 500,000 511,226
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 70,000 69,892
6.20%, 3/09/2026 66,000 66,033
4.25%, 5/15/2028 161,000 157,672
4.10%, 4/15/2030 195,000 187,765
4.63%, 3/01/2034 197,000 189,163
5.85%, 3/15/2036 50,000 51,803
4.75%, 5/15/2038 80,000 74,994
6.10%, 6/01/2040 25,000 25,974
5.00%, 10/16/2043 35,000 32,390
4.88%, 5/15/2048 75,000 67,845
5.10%, 3/15/2049 230,000 214,613
Transcontinental Gas Pipe Line Co.
LLC
7.85%, 2/01/2026 40,000 41,317
4.00%, 3/15/2028 53,000 51,572
4.45%, 8/01/2042 35,000 31,040
Valero Energy Corp.
4.35%, 6/01/2028 250,000 246,468
2.80%, 12/01/2031 207,000 179,273
6.63%, 6/15/2037 26,000 28,475
3.65%, 12/01/2051 80,000 56,967
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 47,529
6.15%, 4/01/2033 50,000 52,172
5.50%, 8/15/2048 50,000 44,867
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.7% (continued)
Western Midstream Operating LP
(continued)
5.25%, 2/01/2050 60,000 53,339
Williams Cos., Inc. (The)
5.30%, 8/15/2028 96,000 97,791
2.60%, 3/15/2031 175,000 151,327
4.65%, 8/15/2032 100,000 97,230
5.65%, 3/15/2033 10,000 10,327
6.30%, 4/15/2040 379,000 401,932
4.90%, 1/15/2045 50,000 44,671
5.10%, 9/15/2045 100,000 92,391
4.85%, 3/01/2048 85,000 75,257
3.50%, 10/15/2051 80,000 56,848
5.30%, 8/15/2052 100,000 94,960
30,358,388
Financial – 8.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.45%, 10/01/2025 862,000 854,129
2.45%, 10/29/2026 200,000 188,613
6.10%, 1/15/2027 150,000 153,604
4.63%, 10/15/2027 210,000 207,423
6.15%, 9/30/2030 270,000 285,167
3.40%, 10/29/2033 50,000 43,114
Affiliated Managers Group, Inc.
3.50%, 8/01/2025 75,000 73,673
3.30%, 6/15/2030 67,000 61,184
Aflac, Inc. , 4.75% , 1/15/2049 110,000 100,084
Agree LP , 2.00% , 6/15/2028 140,000 125,787
Air Lease Corp.
Series G, 3.75%, 6/01/2026 200,000 195,254
1.88%, 8/15/2026 200,000 187,892
2.20%, 1/15/2027 25,000 23,441
3.63%, 12/01/2027 173,000 165,771
2.10%, 9/01/2028 25,000 22,346
3.25%, 10/01/2029 25,000 23,075
3.00%, 2/01/2030 45,000 40,795
3.13%, 12/01/2030 402,000 360,408
2.88%, 1/15/2032 23,000 19,704
Aircastle Ltd. , 4.25% , 6/15/2026 408,000 400,687
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027 50,000 48,835
4.90%, 12/15/2030 20,000 20,032
3.38%, 8/15/2031 40,000 36,051
1.88%, 2/01/2033 100,000 77,295
3.00%, 5/18/2051 92,000 57,392
3.55%, 3/15/2052 50,000 34,526
Alleghany Corp. , 3.63% , 5/15/2030 57,000 54,255
Allstate Corp. (The)
5.05%, 6/24/2029 500,000 506,505
5.25%, 3/30/2033
(a)
215,000 219,296
4.50%, 6/15/2043 50,000 43,985
Ally Financial, Inc.
4.75%, 6/09/2027 30,000 29,601
6.85%, 1/03/2030 30,000 31,422

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Ally Financial, Inc. (continued)
8.00%, 11/01/2031 40,000 45,052
8.00%, 11/01/2031 220,000 245,550
American Express Co.
4.20%, 11/06/2025 25,000 24,831
4.90%, 2/13/2026 395,000 395,233
3.13%, 5/20/2026 100,000 97,223
1.65%, 11/04/2026 114,000 106,397
2.55%, 3/04/2027 438,000 415,188
5.65%, 4/23/2027 150,000 151,644
3.30%, 5/03/2027 200,000 192,726
5.28%, 7/27/2029 40,000 40,672
5.53%, 4/25/2030 200,000 205,929
4.42%, 8/03/2033 95,000 91,543
5.04%, 5/01/2034 385,000 384,923
5.63%, 7/28/2034 45,000 46,177
4.05%, 12/03/2042 135,000 116,964
American Financial Group, Inc. ,
4.50% , 6/15/2047 50,000 44,185
American Homes 4 Rent LP
3.63%, 4/15/2032 29,000 25,983
5.50%, 7/15/2034 250,000 251,737
3.38%, 7/15/2051 140,000 93,895
American International Group, Inc.
4.20%, 4/01/2028 25,000 24,483
3.40%, 6/30/2030 25,000 23,159
5.13%, 3/27/2033 50,000 50,372
4.80%, 7/10/2045 200,000 183,960
American Tower Corp.
1.30%, 9/15/2025 55,000 52,730
1.60%, 4/15/2026 131,000 123,653
3.38%, 10/15/2026 25,000 24,177
3.65%, 3/15/2027 10,000 9,698
5.50%, 3/15/2028 50,000 51,036
5.25%, 7/15/2028 65,000 65,875
5.80%, 11/15/2028 15,000 15,552
3.95%, 3/15/2029 596,000 573,475
3.80%, 8/15/2029 50,000 47,603
2.90%, 1/15/2030 75,000 67,847
2.10%, 6/15/2030 25,000 21,489
1.88%, 10/15/2030 25,000 20,920
2.70%, 4/15/2031 35,000 30,369
2.30%, 9/15/2031 25,000 20,926
5.55%, 7/15/2033 95,000 97,529
5.90%, 11/15/2033 39,000 40,977
3.70%, 10/15/2049 10,000 7,453
3.10%, 6/15/2050 95,000 63,315
2.95%, 1/15/2051 65,000 41,950
Ameriprise Financial, Inc. , 5.70% ,
12/15/2028 50,000 51,889
AON Corp.
4.50%, 12/15/2028 265,000 261,924
3.75%, 5/02/2029 191,000 182,900
2.80%, 5/15/2030 55,000 49,500
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
AON Corp. / AON Global Holdings
PLC
2.85%, 5/28/2027 20,000 19,029
2.05%, 8/23/2031 81,000 67,020
5.00%, 9/12/2032 135,000 134,661
5.35%, 2/28/2033 60,000 61,018
2.90%, 8/23/2051 200,000 126,887
Apollo Global Management, Inc. ,
6.38% , 11/15/2033 50,000 54,105
Arch Capital Group Ltd. , 7.35% ,
5/01/2034 100,000 115,849
Ares Capital Corp. , 3.88% ,
1/15/2026 110,000 107,202
Ares Management Corp. , 6.38% ,
11/10/2028 50,000 52,847
Arthur J. Gallagher & Co. , 5.75% ,
7/15/2054 400,000 400,192
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,786
3.70%, 2/22/2030 155,000 143,664
Assured Guaranty US Holdings, Inc. ,
3.60% , 9/15/2051 50,000 35,624
Athene Holding Ltd.
4.13%, 1/12/2028 164,000 160,094
3.45%, 5/15/2052 50,000 32,638
6.25%, 4/01/2054 200,000 203,704
Australia & New Zealand Banking
Group Ltd. , 4.90% , 7/16/2027 500,000 505,691
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,838
2.45%, 1/15/2031 20,000 17,410
5.00%, 2/15/2033 50,000 49,958
5.30%, 12/07/2033 300,000 304,983
AXIS Specialty Finance LLC , 3.90% ,
7/15/2029 15,000 14,301
AXIS Specialty Finance PLC , 4.00% ,
12/06/2027 15,000 14,521
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 61,870
2.55%, 10/13/2026 55,000 51,060
Banco Bilbao Vizcaya Argentaria SA ,
5.86% , 9/14/2026 200,000 201,062
Banco Santander SA
1.85%, 3/25/2026 200,000 189,482
4.25%, 4/11/2027 200,000 196,104
5.29%, 8/18/2027 368,000 370,093
1.72%, 9/14/2027 200,000 185,757
5.55%, 3/14/2028 200,000 201,385
5.59%, 8/08/2028 400,000 409,673
5.54%, 3/14/2030 200,000 201,990
2.75%, 12/03/2030 250,800 214,292
5.44%, 7/15/2031 200,000 202,677
6.92%, 8/08/2033 200,000 214,114
Bank of America Corp.
4.45%, 3/03/2026 50,000 49,554

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Bank of America Corp. (continued)
3.50%, 4/19/2026 45,000 44,022
6.22%, 9/15/2026 713,000 732,122
4.25%, 10/22/2026 375,000 369,427
5.08%, 1/20/2027 320,000 320,096
Series N, 1.66%, 3/11/2027 470,000 445,108
3.56%, 4/23/2027 242,000 235,933
5.93%, 9/15/2027 30,000 30,578
3.25%, 10/21/2027 100,000 95,982
Series L, 4.18%, 11/25/2027 205,000 200,480
3.71%, 4/24/2028 143,000 138,605
4.38%, 4/27/2028 390,000 384,854
3.59%, 7/21/2028 150,000 144,673
4.95%, 7/22/2028 100,000 100,269
6.20%, 11/10/2028 319,000 331,972
5.20%, 4/25/2029 130,000 131,524
2.09%, 6/14/2029 325,000 293,514
4.27%, 7/23/2029 154,000 150,768
5.82%, 9/15/2029 175,000 181,237
3.97%, 2/07/2030 436,000 419,867
3.19%, 7/23/2030 150,000 138,844
2.88%, 10/22/2030 240,000 217,726
2.50%, 2/13/2031 300,000 264,560
2.59%, 4/29/2031 225,000 198,689
1.90%, 7/23/2031 200,000 168,484
1.92%, 10/24/2031 65,000 54,456
Series N, 2.65%, 3/11/2032 300,000 259,566
2.69%, 4/22/2032 110,000 95,225
2.30%, 7/21/2032 200,000 167,937
2.57%, 10/20/2032 430,000 365,677
2.97%, 2/04/2033 265,000 229,557
4.57%, 4/27/2033 255,000 246,306
5.02%, 7/22/2033 570,000 569,374
5.29%, 4/25/2034 375,000 378,394
5.87%, 9/15/2034 275,000 288,605
5.47%, 1/23/2035 200,000 204,355
2.48%, 9/21/2036 274,000 223,928
6.11%, 1/29/2037 111,000 119,545
4.08%, 4/23/2040 50,000 43,768
2.68%, 6/19/2041 180,000 129,062
3.31%, 4/22/2042 750,000 580,107
4.33%, 3/15/2050 130,000 111,982
4.08%, 3/20/2051 160,000 131,616
2.83%, 10/24/2051 50,000 32,779
Series N, 3.48%, 3/13/2052 94,000 69,960
2.97%, 7/21/2052 500,000 337,149
Bank of America NA , 5.53% ,
8/18/2026 315,000 319,861
Bank of Montreal
5.92%, 9/25/2025 25,000 25,252
1.25%, 9/15/2026 66,000 61,250
0.95%, 1/22/2027 120,000 113,173
2.65%, 3/08/2027 104,000 98,890
5.20%, 2/01/2028 10,000 10,161
5.72%, 9/25/2028 200,000 207,189
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Bank of Nova Scotia (The)
4.50%, 12/16/2025 20,000 19,843
1.35%, 6/24/2026
(a)
185,000 173,380
1.30%, 9/15/2026 297,000 276,719
1.95%, 2/02/2027 255,000 238,609
2.95%, 3/11/2027 110,000 105,155
5.25%, 6/12/2028 240,000 244,370
4.85%, 2/01/2030 122,000 122,455
5.65%, 2/01/2034 50,000 52,058
BankUnited, Inc. , 4.88% , 11/17/2025 55,000 54,388
Barclays PLC
5.83%, 5/09/2027 200,000 202,076
6.50%, 9/13/2027 200,000 205,474
2.28%, 11/24/2027 280,000 262,697
5.67%, 3/12/2028 200,000 202,608
4.84%, 5/09/2028 564,000 554,009
5.50%, 8/09/2028 225,000 227,507
6.49%, 9/13/2029 200,000 210,369
2.67%, 3/10/2032 50,000 42,637
7.44%, 11/02/2033 310,000 350,019
6.22%, 5/09/2034 180,000 189,369
5.25%, 8/17/2045 120,000 116,257
4.95%, 1/10/2047 200,000 185,399
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032 750,000 672,492
5.75%, 1/15/2040 175,000 189,527
4.40%, 5/15/2042 25,000 23,411
4.20%, 8/15/2048 127,000 110,447
4.25%, 1/15/2049 252,000 221,354
BGC Group, Inc.
8.00%, 5/25/2028 30,000 32,076
6.60%, 6/10/2029
(b)
250,000 255,139
BlackRock, Inc.
3.20%, 3/15/2027 169,000 163,908
2.40%, 4/30/2030 50,000 44,482
Blackstone Private Credit Fund
7.05%, 9/29/2025 150,000 152,166
2.63%, 12/15/2026 35,000 32,488
3.25%, 3/15/2027 28,000 26,214
7.30%, 11/27/2028
(b)
50,000 52,641
Blackstone Secured Lending Fund ,
2.75% , 9/16/2026 186,000 174,731
Blue Owl Capital Corp. , 4.25% ,
1/15/2026 200,000 196,064
Blue Owl Capital Corp. II , 8.45% ,
11/15/2026
(b)
50,000 52,123
Blue Owl Capital Corp. III , 3.13% ,
4/13/2027 85,000 78,841
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 57,000 53,459
4.70%, 2/08/2027 50,000 48,377
6.65%, 3/15/2031 360,000 362,673

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Blue Owl Technology Finance Corp. ,
2.50% , 1/15/2027 50,000 45,642
Boston Properties LP
3.65%, 2/01/2026 164,000 159,428
4.50%, 12/01/2028 75,000 72,015
3.40%, 6/21/2029 52,000 47,227
2.90%, 3/15/2030 50,000 43,443
3.25%, 1/30/2031 426,000 369,560
2.55%, 4/01/2032 247,000 198,162
6.50%, 1/15/2034 15,000 15,703
BPCE SA , 3.38% , 12/02/2026 250,000 242,230
Brighthouse Financial, Inc.
5.63%, 5/15/2030 70,000 71,802
3.85%, 12/22/2051 95,000 62,606
Brixmor Operating Partnership LP ,
2.50% , 8/16/2031 190,000 159,902
Broadstone NET Lease LLC , 2.60% ,
9/15/2031 15,000 12,311
Brookfield Capital Finance LLC ,
6.09% , 6/14/2033 10,000 10,554
Brookfield Finance LLC / Brookfield
Finance, Inc. , 3.45% , 4/15/2050 280,000 196,826
Brookfield Finance, Inc.
4.85%, 3/29/2029 194,000 194,555
5.68%, 1/15/2035 250,000 253,782
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 49,050
2.38%, 3/15/2031 50,000 42,006
5.65%, 6/11/2034 250,000 253,156
4.95%, 3/17/2052 30,000 26,178
Camden Property Trust
5.85%, 11/03/2026 50,000 51,208
4.10%, 10/15/2028 40,000 38,996
3.35%, 11/01/2049 35,000 24,947
Canadian Imperial Bank of
Commerce
5.62%, 7/17/2026 12,000 12,175
3.45%, 4/07/2027 126,000 122,038
5.00%, 4/28/2028 126,000 127,023
5.99%, 10/03/2028 55,000 57,487
5.26%, 4/08/2029 300,000 304,997
Capital One Financial Corp.
4.20%, 10/29/2025 100,000 98,572
3.75%, 7/28/2026 160,000 156,020
3.75%, 3/09/2027 200,000 194,093
3.65%, 5/11/2027 120,000 116,211
1.88%, 11/02/2027 115,000 106,907
3.80%, 1/31/2028 461,000 444,608
2.36%, 7/29/2032 100,000 79,456
5.27%, 5/10/2033 30,000 29,546
5.82%, 2/01/2034 250,000 252,845
6.38%, 6/08/2034 30,000 31,432
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
CBOE Global Markets, Inc. , 1.63% ,
12/15/2030 95,000 79,442
CBRE Services, Inc.
4.88%, 3/01/2026 125,000 124,703
5.95%, 8/15/2034 15,000 15,747
Charles Schwab Corp. (The)
0.90%, 3/11/2026 202,000 189,167
1.15%, 5/13/2026 25,000 23,382
5.88%, 8/24/2026 20,000 20,379
2.45%, 3/03/2027 118,000 111,362
3.30%, 4/01/2027 25,000 24,062
2.00%, 3/20/2028 10,000 9,123
4.00%, 2/01/2029 90,000 87,705
5.64%, 5/19/2029 20,000 20,480
2.75%, 10/01/2029 159,000 144,652
6.20%, 11/17/2029 50,000 52,389
2.30%, 5/13/2031 50,000 42,785
5.85%, 5/19/2034 165,000 171,150
6.14%, 8/24/2034 25,000 26,481
Chubb INA Holdings LLC
3.35%, 5/03/2026 15,000 14,629
1.38%, 9/15/2030 125,000 104,256
4.35%, 11/03/2045 500,000 440,710
CI Financial Corp. , 3.20% ,
12/17/2030 215,000 173,321
Cincinnati Financial Corp. , 6.92% ,
5/15/2028 100,000 107,440
Citigroup, Inc.
5.50%, 9/13/2025 75,000 75,235
4.60%, 3/09/2026 350,000 347,465
3.40%, 5/01/2026 200,000 194,938
3.20%, 10/21/2026 175,000 169,026
4.30%, 11/20/2026 200,000 197,081
1.12%, 1/28/2027 200,000 188,454
1.46%, 6/09/2027 115,000 107,754
4.45%, 9/29/2027 435,000 429,119
3.89%, 1/10/2028 140,000 136,598
3.07%, 2/24/2028 550,000 525,798
4.13%, 7/25/2028 122,000 118,630
3.52%, 10/27/2028 155,000 148,542
5.17%, 2/13/2030 411,000 415,349
3.98%, 3/20/2030 144,000 138,296
2.98%, 11/05/2030 418,000 379,836
2.67%, 1/29/2031 200,000 177,936
4.41%, 3/31/2031 270,000 262,177
2.57%, 6/03/2031 910,000 798,171
6.63%, 6/15/2032 145,000 157,585
2.52%, 11/03/2032 135,000 113,609
3.06%, 1/25/2033 370,000 321,278
5.88%, 2/22/2033 40,000 41,636
3.79%, 3/17/2033 225,000 205,170
4.91%, 5/24/2033 180,000 176,941
6.27%, 11/17/2033 45,000 48,167
6.17%, 5/25/2034 245,000 253,756
5.45%, 6/11/2035 300,000 304,924

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Citigroup, Inc. (continued)
8.13%, 7/15/2039 125,000 160,332
5.88%, 1/30/2042 55,000 58,039
2.90%, 11/03/2042 150,000 107,485
5.30%, 5/06/2044 190,000 183,084
4.65%, 7/30/2045 210,000 189,526
4.75%, 5/18/2046 15,000 13,373
Citizens Financial Group, Inc.
3.25%, 4/30/2030 150,000 135,528
6.65%, 4/25/2035
(a)
300,000 319,659
5.64%, 5/21/2037 150,000 143,251
CME Group, Inc.
3.75%, 6/15/2028 15,000 14,677
5.30%, 9/15/2043 450,000 463,085
CNA Financial Corp.
3.45%, 8/15/2027 10,000 9,611
2.05%, 8/15/2030 50,000 42,698
5.13%, 2/15/2034 200,000 198,759
Commonwealth Bank of Australia
5.50%, 9/12/2025 270,000 271,983
5.32%, 3/13/2026 250,000 252,522
Cooperatieve Rabobank UA
3.75%, 7/21/2026 250,000 243,431
5.75%, 12/01/2043 488,000 497,875
COPT Defense Properties LP , 2.00% ,
1/15/2029 52,000 45,189
Corebridge Financial, Inc.
3.65%, 4/05/2027 220,000 213,273
3.90%, 4/05/2032 20,000 18,373
6.05%, 9/15/2033
(b)
102,000 107,119
4.35%, 4/05/2042 10,000 8,530
4.40%, 4/05/2052 95,000 76,980
Crown Castle, Inc.
4.45%, 2/15/2026 25,000 24,766
3.70%, 6/15/2026 175,000 170,777
1.05%, 7/15/2026 48,000 44,520
4.80%, 9/01/2028 10,000 9,955
4.30%, 2/15/2029 140,000 136,442
3.10%, 11/15/2029 156,000 142,572
2.25%, 1/15/2031 285,000 240,604
5.10%, 5/01/2033 127,000 126,145
4.00%, 11/15/2049 150,000 117,055
4.15%, 7/01/2050 15,000 11,999
3.25%, 1/15/2051 130,000 88,731
CubeSmart LP , 3.13% , 9/01/2026 100,000 96,201
Deutsche Bank AG
2.31%, 11/16/2027 200,000 186,931
2.55%, 1/07/2028 200,000 187,480
3.55%, 9/18/2031 245,000 220,956
3.73%, 1/14/2032 200,000 173,319
3.74%, 1/07/2033 200,000 168,412
Digital Realty Trust LP
3.70%, 8/15/2027 435,000 420,641
4.45%, 7/15/2028 95,000 93,569
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Digital Realty Trust LP (continued)
3.60%, 7/01/2029 59,000 55,721
Discover Financial Services
4.10%, 2/09/2027 135,000 131,598
6.70%, 11/29/2032 35,000 37,669
DOC DR, LLC , 3.95% , 1/15/2028 25,000 24,250
Eaton Vance Corp. , 3.50% ,
4/06/2027 197,000 190,785
Enstar Group Ltd. , 3.10% , 9/01/2031 50,000 41,272
EPR Properties , 4.50% , 6/01/2027 50,000 48,703
Equinix, Inc.
1.00%, 9/15/2025 80,000 76,440
1.45%, 5/15/2026 135,000 126,887
2.90%, 11/18/2026 54,000 51,653
2.50%, 5/15/2031 122,000 104,714
3.90%, 4/15/2032 50,000 46,598
3.00%, 7/15/2050 249,000 161,930
2.95%, 9/15/2051 55,000 35,044
3.40%, 2/15/2052 70,000 48,828
Equitable Holdings, Inc.
4.35%, 4/20/2028 100,000 98,197
5.00%, 4/20/2048 133,000 122,150
ERP Operating LP
4.15%, 12/01/2028 200,000 196,087
4.50%, 7/01/2044 70,000 61,140
4.00%, 8/01/2047 50,000 39,374
Essex Portfolio LP
2.65%, 3/15/2032 600,000 508,213
2.65%, 9/01/2050 50,000 29,472
Everest Reinsurance Holdings, Inc. ,
3.13% , 10/15/2052 95,000 60,109
Extra Space Storage LP
3.50%, 7/01/2026 72,000 69,943
4.00%, 6/15/2029 125,000 120,495
5.50%, 7/01/2030 10,000 10,298
2.35%, 3/15/2032 70,000 57,261
Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030 25,000 24,427
6.00%, 12/07/2033
(b)
200,000 207,337
Federal Realty OP LP
3.20%, 6/15/2029 76,000 70,212
4.50%, 12/01/2044 40,000 33,070
Fidelity National Financial, Inc.
4.50%, 8/15/2028 74,000 72,881
3.40%, 6/15/2030 135,000 122,230
2.45%, 3/15/2031 140,000 117,576
Fifth Third Bancorp
4.06%, 4/25/2028 150,000 145,519
6.36%, 10/27/2028 30,000 31,062
4.77%, 7/28/2030 55,000 54,028
4.34%, 4/25/2033 60,000 55,874

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Fifth Third Bank NA , 2.25% ,
2/01/2027 350,000 327,683
First American Financial Corp. ,
4.00% , 5/15/2030 25,000 23,135
Franklin Resources, Inc. , 1.60% ,
10/30/2030 75,000 62,160
FS KKR Capital Corp. , 3.25% ,
7/15/2027 160,000 148,266
Globe Life, Inc. , 2.15% , 8/15/2030 49,000 40,779
GLP Capital LP / GLP Financing II,
Inc.
5.38%, 4/15/2026 270,000 269,683
5.75%, 6/01/2028 40,000 40,543
5.30%, 1/15/2029 50,000 50,035
4.00%, 1/15/2030 140,000 130,758
3.25%, 1/15/2032 130,000 111,646
6.75%, 12/01/2033 50,000 53,734
Goldman Sachs Bank USA , 5.28% ,
3/18/2027 300,000 301,198
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025 62,000 61,334
3.75%, 2/25/2026 500,000 491,511
5.80%, 8/10/2026 45,000 45,207
3.50%, 11/16/2026 300,000 291,371
1.09%, 12/09/2026 85,000 80,320
5.95%, 1/15/2027 350,000 358,732
3.85%, 1/26/2027 460,000 449,968
1.43%, 3/09/2027 260,000 245,082
1.95%, 10/21/2027 250,000 233,898
2.64%, 2/24/2028 230,000 217,153
3.69%, 6/05/2028 37,000 35,805
4.48%, 8/23/2028 200,000 197,524
3.81%, 4/23/2029 10,000 9,620
4.22%, 5/01/2029 180,000 175,704
6.48%, 10/24/2029 60,000 63,527
2.60%, 2/07/2030 60,000 53,672
3.80%, 3/15/2030 200,000 190,611
5.73%, 4/25/2030 500,000 516,596
2.62%, 4/22/2032 40,000 34,393
Series D, 2.38%, 7/21/2032 220,000 185,041
2.65%, 10/21/2032 220,000 187,177
6.13%, 2/15/2033 20,000 21,721
3.10%, 2/24/2033 235,000 205,324
6.56%, 10/24/2034 30,000 32,922
5.33%, 7/23/2035 200,000 201,602
6.45%, 5/01/2036 25,000 27,378
6.75%, 10/01/2037 343,000 382,479
4.41%, 4/23/2039 25,000 22,761
6.25%, 2/01/2041 681,000 748,562
3.21%, 4/22/2042 100,000 75,867
2.91%, 7/21/2042 65,000 46,971
3.44%, 2/24/2043 175,000 135,883
4.80%, 7/08/2044 125,000 115,782
5.15%, 5/22/2045 270,000 260,014
4.75%, 10/21/2045 54,000 50,568
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/2026 20,000 19,784
2.50%, 9/01/2030 25,000 21,381
Hartford Financial Services Group,
Inc. (The) , 3.60% , 8/19/2049 435,000 327,170
Healthpeak OP LLC , 5.25% ,
12/15/2032 100,000 100,450
Highwoods Realty LP
3.88%, 3/01/2027 55,000 52,846
4.13%, 3/15/2028 60,000 57,158
3.05%, 2/15/2030 50,000 43,490
7.65%, 2/01/2034 50,000 55,109
Host Hotels & Resorts LP , 5.70% ,
7/01/2034
(a)
200,000 201,812
HSBC Holdings PLC
5.89%, 8/14/2027 275,000 279,103
5.60%, 5/17/2028 200,000 202,740
7.39%, 11/03/2028 200,000 213,978
6.16%, 3/09/2029 400,000 415,327
3.97%, 5/22/2030 200,000 190,510
2.85%, 6/04/2031 700,000 619,474
5.73%, 5/17/2032 500,000 512,226
5.40%, 8/11/2033 200,000 201,904
8.11%, 11/03/2033 250,000 288,721
6.25%, 3/09/2034 250,000 266,478
6.50%, 5/02/2036 300,000 322,830
6.50%, 9/15/2037 400,000 427,803
6.50%, 9/15/2037 160,000 169,169
6.10%, 1/14/2042 120,000 131,336
6.33%, 3/09/2044 280,000 301,274
Huntington Bancshares, Inc.
6.21%, 8/21/2029 140,000 145,481
5.02%, 5/17/2033 45,000 43,418
2.49%, 8/15/2036 102,000 79,812
Huntington National Bank (The) ,
4.55% , 5/17/2028 520,000 512,659
ING Groep NV
6.08%, 9/11/2027 295,000 300,996
4.55%, 10/02/2028 220,000 217,745
4.25%, 3/28/2033 100,000 94,711
6.11%, 9/11/2034 370,000 390,572
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 90,000 88,716
3.10%, 9/15/2027 45,000 42,952
4.35%, 6/15/2029 307,000 302,614
5.25%, 6/15/2031 300,000 308,738
4.60%, 3/15/2033 25,000 24,500
2.65%, 9/15/2040 100,000 71,468
4.25%, 9/21/2048 10,000 8,427
3.00%, 6/15/2050 399,000 268,948
4.95%, 6/15/2052 25,000 23,579
3.00%, 9/15/2060 50,000 31,087
5.20%, 6/15/2062 40,000 38,454

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Invesco Finance PLC , 3.75% ,
1/15/2026 35,000 34,340
Invitation Homes Operating
Partnership LP
2.30%, 11/15/2028 171,000 153,665
5.45%, 8/15/2030 10,000 10,229
Jackson Financial, Inc. , 4.00% ,
11/23/2051 25,000 17,870
Jefferies Financial Group, Inc.
6.45%, 6/08/2027 128,000 132,643
5.88%, 7/21/2028 120,000 123,398
4.15%, 1/23/2030 30,000 28,558
6.25%, 1/15/2036 50,000 52,188
Jones Lang Lasalle, Inc. , 6.88% ,
12/01/2028 50,000 53,622
JPMorgan Chase & Co.
7.63%, 10/15/2026 605,000 640,881
1.05%, 11/19/2026 300,000 284,524
4.13%, 12/15/2026 75,000 73,923
3.96%, 1/29/2027 145,000 142,746
1.04%, 2/04/2027 200,000 188,317
1.58%, 4/22/2027 465,000 438,693
8.00%, 4/29/2027 400,000 434,518
4.25%, 10/01/2027 75,000 74,213
6.07%, 10/22/2027 45,000 46,165
3.78%, 2/01/2028 253,000 246,507
2.95%, 2/24/2028 245,000 233,731
5.57%, 4/22/2028 400,000 407,325
4.32%, 4/26/2028 40,000 39,496
4.85%, 7/25/2028 213,000 213,261
3.51%, 1/23/2029 75,000 71,967
4.01%, 4/23/2029 250,000 242,996
4.20%, 7/23/2029 50,000 48,878
5.30%, 7/24/2029 270,000 274,648
6.09%, 10/23/2029 50,000 52,444
4.45%, 12/05/2029 91,000 89,688
5.01%, 1/23/2030 250,000 251,987
3.70%, 5/06/2030 30,000 28,544
4.57%, 6/14/2030 215,000 212,409
5.00%, 7/22/2030 500,000 503,837
2.74%, 10/15/2030 35,000 31,625
4.49%, 3/24/2031 30,000 29,451
2.52%, 4/22/2031 150,000 132,600
2.96%, 5/13/2031 195,000 173,793
1.76%, 11/19/2031 100,000 83,299
1.95%, 2/04/2032 105,000 87,594
2.58%, 4/22/2032 795,000 685,156
2.55%, 11/08/2032 565,000 481,765
2.96%, 1/25/2033 195,000 169,826
4.91%, 7/25/2033 360,000 357,582
5.72%, 9/14/2033 150,000 154,863
5.35%, 6/01/2034 140,000 142,560
6.25%, 10/23/2034 765,000 827,862
5.29%, 7/22/2035 500,000 507,487
6.40%, 5/15/2038 157,000 178,795
5.50%, 10/15/2040 153,000 158,368
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
JPMorgan Chase & Co. (continued)
3.11%, 4/22/2041 95,000 73,102
2.53%, 11/19/2041 50,000 35,156
5.40%, 1/06/2042 115,000 117,965
5.63%, 8/16/2043 116,000 120,869
4.85%, 2/01/2044 50,000 48,272
4.26%, 2/22/2048 250,000 216,912
4.03%, 7/24/2048 390,000 325,969
3.90%, 1/23/2049 200,000 162,618
3.11%, 4/22/2051 100,000 70,339
3.33%, 4/22/2052 215,000 156,586
Kemper Corp.
2.40%, 9/30/2030 25,000 20,939
3.80%, 2/23/2032 45,000 39,401
Keybank NA
4.15%, 8/08/2025
(a)
200,000 197,481
3.40%, 5/20/2026 250,000 240,443
KeyCorp
4.15%, 10/29/2025 35,000 34,528
2.25%, 4/06/2027 40,000 36,965
4.10%, 4/30/2028 50,000 48,059
4.79%, 6/01/2033 30,000 28,089
KfW
0.63%, 1/22/2026 395,000 373,322
5.00%, 3/16/2026 775,000 781,554
3.63%, 4/01/2026 1,200,000 1,184,293
1.00%, 10/01/2026 691,000 644,649
3.75%, 2/15/2028 100,000 98,925
3.88%, 6/15/2028 1,000,000 993,354
4.75%, 10/29/2030 50,000 51,993
4.13%, 7/15/2033 370,000 369,303
0.00%, 4/18/2036
(c)
225,000 136,440
Kilroy Realty LP
4.38%, 10/01/2025 200,000 197,206
2.50%, 11/15/2032 100,000 77,014
6.25%, 1/15/2036 300,000 295,703
Kimco Realty OP LLC
2.80%, 10/01/2026 25,000 23,919
6.40%, 3/01/2034 10,000 10,844
3.70%, 10/01/2049 95,000 70,688
Kite Realty Group LP , 4.00% ,
10/01/2026 40,000 39,000
Landwirtschaftliche Rentenbank
Series G, 1.75%, 7/27/2026 155,000 147,365
Series 44, 3.88%, 6/14/2028 485,000 480,791
Lazard Group LLC
3.63%, 3/01/2027 100,000 96,875
4.50%, 9/19/2028 10,000 9,812
Legg Mason, Inc. , 4.75% , 3/15/2026 25,000 24,988
Lincoln National Corp.
3.40%, 3/01/2032 50,000 44,317
5.85%, 3/15/2034 200,000 205,699
4.35%, 3/01/2048 45,000 35,311

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 197,935
4.72%, 8/11/2026 335,000 332,854
5.99%, 8/07/2027 315,000 320,359
5.87%, 3/06/2029 405,000 416,890
5.68%, 1/05/2035 200,000 204,767
5.30%, 12/01/2045 100,000 94,300
LPL Holdings, Inc. , 6.75% ,
11/17/2028 50,000 52,810
M&T Bank Corp.
4.55%, 8/16/2028 350,000 341,352
6.08%, 3/13/2032 400,000 408,048
Main Street Capital Corp. , 3.00% ,
7/14/2026 78,000 73,776
Manulife Financial Corp.
4.15%, 3/04/2026 77,000 76,108
4.06%, 2/24/2032 445,000 432,160
5.38%, 3/04/2046 85,000 84,421
Markel Group, Inc.
5.00%, 4/05/2046 50,000 45,252
4.30%, 11/01/2047 75,000 61,173
4.15%, 9/17/2050 30,000 23,624
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026 370,000 363,953
2.25%, 11/15/2030 50,000 43,662
2.38%, 12/15/2031 210,000 178,576
5.75%, 11/01/2032 60,000 63,921
5.40%, 9/15/2033 10,000 10,395
5.15%, 3/15/2034 200,000 204,156
4.75%, 3/15/2039 25,000 23,805
4.90%, 3/15/2049 25,000 23,073
2.90%, 12/15/2051 50,000 32,129
5.70%, 9/15/2053 176,000 183,082
Mastercard, Inc.
2.95%, 11/21/2026 148,000 142,948
3.30%, 3/26/2027 15,000 14,579
3.50%, 2/26/2028 135,000 131,318
4.88%, 3/09/2028 95,000 96,843
2.95%, 6/01/2029 200,000 187,855
3.35%, 3/26/2030 48,000 45,482
4.88%, 5/09/2034 150,000 152,069
3.65%, 6/01/2049 275,000 215,942
3.85%, 3/26/2050 10,000 8,127
MetLife, Inc.
3.60%, 11/13/2025 370,000 364,387
6.50%, 12/15/2032 70,000 77,624
5.38%, 7/15/2033 20,000 20,619
6.38%, 6/15/2034 100,000 110,343
5.30%, 12/15/2034 250,000 255,673
5.70%, 6/15/2035 200,000 211,337
4.13%, 8/13/2042 95,000 80,954
4.05%, 3/01/2045 70,000 57,972
5.25%, 1/15/2054 85,000 83,155
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
MGIC Investment Corp. , 5.25% ,
8/15/2028 300,000 295,006
MID-America Apartments LP
4.00%, 11/15/2025 35,000 34,544
1.10%, 9/15/2026 50,000 46,239
3.60%, 6/01/2027 50,000 48,527
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/2027 200,000 186,524
2.34%, 1/19/2028 200,000 188,310
3.96%, 3/02/2028 25,000 24,424
4.08%, 4/19/2028 309,000 302,963
5.35%, 9/13/2028 285,000 289,123
5.13%, 7/20/2033 365,000 367,668
5.41%, 4/19/2034
(a)
200,000 205,485
3.75%, 7/18/2039 355,000 307,493
Mizuho Financial Group, Inc.
1.23%, 5/22/2027 552,000 515,985
1.55%, 7/09/2027 200,000 187,339
5.41%, 9/13/2028 180,000 182,683
4.25%, 9/11/2029 75,000 72,961
2.59%, 5/25/2031 50,000 43,821
2.56%, 9/13/2031 335,000 278,857
5.58%, 5/26/2035 250,000 255,941
Morgan Stanley
5.00%, 11/24/2025 250,000 249,742
3.13%, 7/27/2026 250,000 241,989
6.25%, 8/09/2026 100,000 102,547
Series G, 4.35%, 9/08/2026 195,000 192,691
0.99%, 12/10/2026 495,000 466,980
3.63%, 1/20/2027 225,000 219,585
3.95%, 4/23/2027 125,000 121,923
1.59%, 5/04/2027 300,000 282,589
1.51%, 7/20/2027 330,000 308,575
5.65%, 4/13/2028 100,000 101,844
3.59%, 7/22/2028 315,000 302,888
6.30%, 10/18/2028 55,000 57,333
Series G, 3.77%, 1/24/2029 368,000 355,348
5.16%, 4/20/2029 245,000 247,538
5.45%, 7/20/2029 45,000 45,946
6.41%, 11/01/2029 200,000 211,577
4.43%, 1/23/2030 125,000 122,745
Series G, 2.70%, 1/22/2031 184,000 164,329
3.62%, 4/01/2031 125,000 117,088
1.79%, 2/13/2032 800,000 655,563
7.25%, 4/01/2032 150,000 173,067
1.93%, 4/28/2032 310,000 254,857
2.24%, 7/21/2032 54,000 45,100
2.51%, 10/20/2032 327,000 275,999
2.94%, 1/21/2033 215,000 186,198
4.89%, 7/20/2033 160,000 157,802
6.34%, 10/18/2033 285,000 308,283
5.25%, 4/21/2034 207,000 208,010
6.63%, 11/01/2034 45,000 49,589
5.83%, 4/19/2035 150,000 156,792
5.30%, 4/20/2037 255,000 250,186

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Morgan Stanley (continued)
3.97%, 7/22/2038 300,000 263,068
4.46%, 4/22/2039 210,000 193,377
3.22%, 4/22/2042 40,000 30,796
6.38%, 7/24/2042 80,000 90,570
4.30%, 1/27/2045 225,000 198,136
4.38%, 1/22/2047 29,000 25,599
2.80%, 1/25/2052 245,000 160,281
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 32,468
1.65%, 1/15/2031 55,000 45,273
5.55%, 2/15/2034 182,000 186,664
2.50%, 12/21/2040 25,000 16,920
3.25%, 4/28/2050 140,000 96,274
3.95%, 3/07/2052 50,000 38,096
6.10%, 6/28/2063 50,000 52,610
National Health Investors, Inc. ,
3.00% , 2/01/2031 95,000 80,698
NatWest Group PLC
7.47%, 11/10/2026 325,000 333,471
1.64%, 6/14/2027 310,000 290,773
NNN REIT, Inc.
5.60%, 10/15/2033 10,000 10,203
3.50%, 4/15/2051 25,000 17,691
3.00%, 4/15/2052 70,000 44,482
Nomura Holdings, Inc.
2.33%, 1/22/2027 200,000 187,159
6.07%, 7/12/2028 235,000 243,776
2.61%, 7/14/2031 200,000 168,442
3.00%, 1/22/2032 395,000 337,932
Northern Trust Corp.
3.95%, 10/30/2025 75,000 74,071
4.00%, 5/10/2027 95,000 93,695
3.15%, 5/03/2029 63,000 59,318
1.95%, 5/01/2030
(a)
25,000 21,655
3.38%, 5/08/2032 60,000 57,358
6.13%, 11/02/2032 45,000 48,467
Oaktree Strategic Credit Fund , 8.40% ,
11/14/2028
(b)
50,000 53,796
Oesterreichische Kontrollbank AG
4.13%, 1/20/2026 190,000 188,811
5.00%, 10/23/2026 600,000 608,428
Old Republic International Corp.
3.88%, 8/26/2026 70,000 68,387
3.85%, 6/11/2051 30,000 21,752
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,690
4.75%, 1/15/2028 25,000 24,578
3.63%, 10/01/2029 115,000 105,046
ORIX Corp. , 4.00% , 4/13/2032 150,000 140,621
PartnerRe Finance B LLC , 3.70% ,
7/02/2029 133,000 126,264
PNC Bank NA
4.20%, 11/01/2025 295,000 291,326
2.70%, 10/22/2029 75,000 67,037
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
PNC Financial Services Group, Inc.
(The)
2.60%, 7/23/2026 180,000 172,270
4.76%, 1/26/2027 200,000 198,912
3.15%, 5/19/2027 113,000 108,610
6.62%, 10/20/2027 30,000 31,062
5.35%, 12/02/2028 115,000 116,701
3.45%, 4/23/2029 58,000 55,018
5.58%, 6/12/2029 45,000 46,062
2.55%, 1/22/2030 265,000 237,361
5.49%, 5/14/2030 500,000 512,131
4.63%, 6/06/2033 50,000 47,700
5.07%, 1/24/2034 215,000 212,305
5.94%, 8/18/2034 95,000 99,707
6.88%, 10/20/2034 50,000 55,665
Primerica, Inc. , 2.80% , 11/19/2031 50,000 42,801
Principal Financial Group, Inc. ,
3.10% , 11/15/2026 189,000 181,469
Private Export Funding Corp. , Series
PP , 1.40% , 7/15/2028 50,000 44,856
Progressive Corp. (The)
4.00%, 3/01/2029 31,000 30,253
4.13%, 4/15/2047 230,000 194,183
4.20%, 3/15/2048 105,000 88,983
ProLogis LP
4.88%, 6/15/2028 15,000 15,136
2.88%, 11/15/2029 144,000 132,096
1.75%, 2/01/2031 10,000 8,308
5.13%, 1/15/2034 250,000 253,158
5.25%, 3/15/2054 300,000 290,153
Prospect Capital Corp.
3.36%, 11/15/2026
(a)
40,000 37,305
3.44%, 10/15/2028
(a)
65,000 56,782
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 49,680
3.91%, 12/07/2047 100,000 79,598
4.42%, 3/27/2048 20,000 16,893
3.94%, 12/07/2049 173,000 135,525
3.70%, 3/13/2051 105,000 78,535
Public Storage Operating Co.
0.88%, 2/15/2026 94,000 88,558
1.50%, 11/09/2026 30,000 27,975
1.95%, 11/09/2028 500,000 448,110
3.39%, 5/01/2029 105,000 99,764
2.25%, 11/09/2031 14,000 11,797
5.10%, 8/01/2033 46,000 46,606
Radian Group, Inc. , 4.88% ,
3/15/2027 75,000 74,159
Raymond James Financial, Inc.
4.65%, 4/01/2030 342,000 340,783
4.95%, 7/15/2046 33,000 30,654
Rayonier LP , 2.75% , 5/17/2031 65,000 55,597
Realty Income Corp.
4.63%, 11/01/2025 25,000 24,857
5.05%, 1/13/2026 267,000 266,954

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Realty Income Corp. (continued)
3.00%, 1/15/2027 50,000 47,875
3.95%, 8/15/2027 60,000 58,574
3.40%, 1/15/2028 50,000 47,796
3.25%, 6/15/2029 151,000 141,550
4.00%, 7/15/2029 119,000 115,065
3.40%, 1/15/2030 110,000 102,649
3.20%, 2/15/2031 10,000 9,023
2.70%, 2/15/2032 25,000 21,336
4.90%, 7/15/2033 60,000 58,933
4.65%, 3/15/2047 171,000 152,357
Regency Centers LP
2.95%, 9/15/2029 25,000 22,889
4.40%, 2/01/2047 25,000 20,903
4.65%, 3/15/2049 65,000 55,413
Regions Financial Corp. , 1.80% ,
8/12/2028 47,000 41,445
Reinsurance Group of America, Inc. ,
3.90% , 5/15/2029 150,000 143,470
RenaissanceRe Finance, Inc. , 3.45% ,
7/01/2027 215,000 206,435
RenaissanceRe Holdings Ltd. , 5.75% ,
6/05/2033 15,000 15,190
Rexford Industrial Realty LP , 2.15% ,
9/01/2031 40,000 32,621
Royal Bank of Canada
Series G, 0.88%, 1/20/2026 200,000 188,998
1.20%, 4/27/2026 110,000 103,408
Series G, 5.20%, 7/20/2026 25,000 25,197
3.63%, 5/04/2027 80,000 77,877
Series G, 4.24%, 8/03/2027 100,000 98,787
6.00%, 11/01/2027 200,000 207,936
Series G, 5.20%, 8/01/2028 235,000 240,262
Series G, 4.97%, 8/02/2030 500,000 504,667
Series G, 2.30%, 11/03/2031 245,000 208,434
3.88%, 5/04/2032 36,000 33,693
Series G, 5.00%, 2/01/2033 50,000 50,442
Sabra Health Care LP
5.13%, 8/15/2026 100,000 99,627
3.90%, 10/15/2029 50,000 46,185
Safehold GL Holdings LLC , 2.80% ,
6/15/2031 44,000 37,581
Santander Holdings USA, Inc.
3.24%, 10/05/2026 275,000 263,647
4.40%, 7/13/2027 50,000 49,004
2.49%, 1/06/2028 80,000 74,543
6.50%, 3/09/2029 135,000 139,407
6.57%, 6/12/2029 10,000 10,375
7.66%, 11/09/2031 50,000 55,269
Santander UK Group Holdings PLC
1.67%, 6/14/2027 250,000 233,975
2.47%, 1/11/2028 200,000 187,023
2.90%, 3/15/2032 125,000 107,848
Simon Property Group LP
3.50%, 9/01/2025 272,000 267,841
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Simon Property Group LP
(continued)
3.30%, 1/15/2026 161,000 157,266
3.25%, 11/30/2026 34,000 32,890
1.38%, 1/15/2027 200,000 184,640
3.38%, 6/15/2027 48,000 46,382
3.38%, 12/01/2027 15,000 14,428
1.75%, 2/01/2028 17,000 15,423
2.45%, 9/13/2029 100,000 89,696
2.65%, 7/15/2030 15,000 13,377
2.20%, 2/01/2031 276,000 234,429
5.50%, 3/08/2033 30,000 30,904
6.25%, 1/15/2034 50,000 53,972
4.75%, 3/15/2042 70,000 63,408
3.25%, 9/13/2049 72,000 49,781
6.65%, 1/15/2054 50,000 56,688
Sixth Street Specialty Lending, Inc. ,
2.50% , 8/01/2026 110,000 103,337
State Street Corp.
3.55%, 8/18/2025 215,000 211,951
5.27%, 8/03/2026 25,000 25,226
1.68%, 11/18/2027 126,000 117,498
5.68%, 11/21/2029 50,000 51,947
2.20%, 3/03/2031 445,000 380,964
2.62%, 2/07/2033 20,000 17,147
4.16%, 8/04/2033 50,000 47,468
5.16%, 5/18/2034 50,000 50,566
3.03%, 11/01/2034 375,000 338,149
6.12%, 11/21/2034 50,000 53,056
Stewart Information Services Corp. ,
3.60% , 11/15/2031 135,000 114,612
STORE Capital Corp.
4.63%, 3/15/2029 115,000 111,130
2.75%, 11/18/2030 20,000 17,017
2.70%, 12/01/2031 28,000 23,050
Sumitomo Mitsui Financial Group,
Inc.
0.95%, 1/12/2026 251,000 237,011
2.63%, 7/14/2026 50,000 47,889
1.40%, 9/17/2026 200,000 185,843
3.01%, 10/19/2026 200,000 192,158
3.45%, 1/11/2027 65,000 62,942
3.36%, 7/12/2027 225,000 216,744
3.35%, 10/18/2027 25,000 23,925
5.52%, 1/13/2028 280,000 286,522
5.80%, 7/13/2028 205,000 212,417
3.94%, 7/19/2028
(a)
25,000 24,326
5.72%, 9/14/2028 285,000 294,789
2.14%, 9/23/2030 45,000 38,360
5.81%, 9/14/2033
(a)
410,000 433,490
2.30%, 1/12/2041 130,000 88,849
5.84%, 7/09/2044 400,000 417,165
Sun Communities Operating LP
4.20%, 4/15/2032 35,000 32,105
5.70%, 1/15/2033 96,000 96,739

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Synchrony Bank , 5.63% , 8/23/2027 296,000 296,701
Synchrony Financial
3.70%, 8/04/2026 60,000 57,968
3.95%, 12/01/2027 65,000 61,715
2.88%, 10/28/2031
(a)
255,000 210,030
Synovus Financial Corp. , 5.20% ,
8/11/2025 10,000 9,958
Tanger Properties LP , 2.75% ,
9/01/2031 90,000 75,160
Toronto-Dominion Bank (The)
5.10%, 1/09/2026 70,000 70,265
1.20%, 6/03/2026 460,000 431,393
1.25%, 9/10/2026 195,000 181,222
1.95%, 1/12/2027
(a)
70,000 65,912
2.80%, 3/10/2027 100,000 95,274
4.11%, 6/08/2027 270,000 265,478
4.69%, 9/15/2027 148,000 147,925
5.16%, 1/10/2028 80,000 81,136
5.52%, 7/17/2028 89,000 91,534
2.00%, 9/10/2031
(a)
95,000 79,388
Series G, 2.45%, 1/12/2032 50,000 42,298
3.20%, 3/10/2032 115,000 102,158
4.46%, 6/08/2032 60,000 58,013
Travelers Cos., Inc. (The)
5.35%, 11/01/2040 25,000 25,327
4.00%, 5/30/2047 110,000 91,345
Travelers Property Casualty Corp. ,
6.38% , 3/15/2033 315,000 351,922
Truist Bank , 3.30% , 5/15/2026 217,000 209,947
Truist Financial Corp.
5.90%, 10/28/2026 40,000 40,299
1.27%, 3/02/2027 110,000 103,411
6.05%, 6/08/2027 80,000 81,322
1.13%, 8/03/2027 50,000 44,831
4.12%, 6/06/2028 50,000 48,784
4.87%, 1/26/2029 450,000 448,075
4.92%, 7/28/2033 100,000 94,610
6.12%, 10/28/2033 90,000 94,184
5.87%, 6/08/2034 70,000 72,241
UBS AG , 4.50% , 6/26/2048 250,000 226,320
UBS Group AG
4.55%, 4/17/2026 350,000 346,979
4.88%, 5/15/2045 165,000 153,841
UDR, Inc.
2.95%, 9/01/2026 40,000 38,284
Series G, 3.50%, 1/15/2028 50,000 47,801
3.00%, 8/15/2031 50,000 44,236
2.10%, 8/01/2032 25,000 20,016
Unum Group , 4.50% , 12/15/2049 15,000 12,030
US Bancorp
3.95%, 11/17/2025 300,000 296,198
Series V, 2.38%, 7/22/2026 236,000 225,596
6.79%, 10/26/2027 20,000 20,763
3.90%, 4/26/2028 140,000 136,249
4.55%, 7/22/2028 332,000 328,668
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
US Bancorp (continued)
4.65%, 2/01/2029 187,000 185,434
5.78%, 6/12/2029 270,000 277,697
Series D, 3.00%, 7/30/2029 160,000 146,308
1.38%, 7/22/2030 55,000 45,570
2.68%, 1/27/2033 95,000 80,400
4.97%, 7/22/2033 100,000 96,248
5.85%, 10/21/2033 310,000 321,392
4.84%, 2/01/2034 64,000 62,109
5.84%, 6/12/2034 130,000 135,003
Ventas Realty LP
3.25%, 10/15/2026 94,000 90,395
3.85%, 4/01/2027 40,000 38,881
4.40%, 1/15/2029 191,000 187,271
3.00%, 1/15/2030 15,000 13,556
4.38%, 2/01/2045 15,000 12,372
4.88%, 4/15/2049 10,000 8,747
VICI Properties LP
4.95%, 2/15/2030 90,000 88,537
5.63%, 5/15/2052 35,000 32,316
Visa, Inc.
3.15%, 12/14/2025 25,000 24,497
1.90%, 4/15/2027 125,000 117,006
2.05%, 4/15/2030 17,000 14,968
1.10%, 2/15/2031 200,000 163,028
4.15%, 12/14/2035 275,000 263,783
2.70%, 4/15/2040 105,000 78,770
4.30%, 12/14/2045 100,000 89,356
3.65%, 9/15/2047 100,000 80,093
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 49,106
4.80%, 6/15/2046 50,000 43,517
W.R. Berkley Corp.
4.75%, 8/01/2044 70,000 63,771
4.00%, 5/12/2050 140,000 110,173
Wachovia Corp. , 5.50% , 8/01/2035 210,000 213,828
Wells Fargo & Co.
3.55%, 9/29/2025 275,000 270,564
4.10%, 6/03/2026 105,000 103,303
4.54%, 8/15/2026 255,000 252,988
3.00%, 10/23/2026 10,000 9,623
3.20%, 6/17/2027 45,000 43,544
3.58%, 5/22/2028 1,015,000 979,039
2.39%, 6/02/2028 170,000 158,616
4.81%, 7/25/2028 260,000 259,230
4.15%, 1/24/2029 350,000 342,573
5.57%, 7/25/2029 175,000 179,145
6.30%, 10/23/2029 60,000 63,146
Series B, 7.95%, 11/15/2029 15,000 17,080
2.88%, 10/30/2030 575,000 520,411
2.57%, 2/11/2031 125,000 110,654
4.48%, 4/04/2031 360,000 351,953
3.35%, 3/02/2033 365,000 323,818
4.90%, 7/25/2033 420,000 412,732
5.39%, 4/24/2034 65,000 65,773

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.3% (continued)
Wells Fargo & Co. (continued)
5.56%, 7/25/2034 116,000 118,672
6.49%, 10/23/2034 70,000 76,241
5.38%, 11/02/2043 860,000 830,909
5.61%, 1/15/2044 340,000 336,700
Series G, 4.90%, 11/17/2045 230,000 207,163
5.01%, 4/04/2051 461,000 434,959
Wells Fargo Bank NA , 5.45% ,
8/07/2026 350,000 354,559
Welltower OP LLC
4.25%, 4/01/2026 25,000 24,695
4.25%, 4/15/2028 45,000 44,159
3.10%, 1/15/2030 52,000 47,639
2.75%, 1/15/2031 237,000 208,208
Western Union Co. (The)
1.35%, 3/15/2026 105,000 98,854
2.75%, 3/15/2031 70,000 59,428
Westpac Banking Corp.
3.74%, 8/26/2025 83,000 82,026
5.51%, 11/17/2025 50,000 50,452
2.85%, 5/13/2026 95,000 91,956
1.15%, 6/03/2026 281,000 263,567
4.04%, 8/26/2027 400,000 395,034
5.46%, 11/18/2027 735,000 754,661
3.40%, 1/25/2028 59,000 56,856
5.54%, 11/17/2028 50,000 51,942
1.95%, 11/20/2028 390,000 350,996
2.15%, 6/03/2031 25,000 21,422
5.41%, 8/10/2033 25,000 25,006
6.82%, 11/17/2033 50,000 55,053
4.11%, 7/24/2034 50,000 47,115
2.67%, 11/15/2035 45,000 37,951
3.02%, 11/18/2036 50,000 42,090
2.96%, 11/16/2040
(a)
41,000 29,530
3.13%, 11/18/2041 290,000 210,798
Weyerhaeuser Co.
4.75%, 5/15/2026 20,000 19,956
4.00%, 11/15/2029 260,000 249,436
4.00%, 4/15/2030 15,000 14,358
4.00%, 3/09/2052 35,000 26,948
Willis North America, Inc.
4.65%, 6/15/2027 189,000 187,840
5.35%, 5/15/2033 15,000 15,056
5.05%, 9/15/2048 142,000 126,746
WP Carey, Inc.
4.25%, 10/01/2026 35,000 34,384
3.85%, 7/15/2029 25,000 23,796
2.25%, 4/01/2033 50,000 39,879
XL Group Ltd. , 5.25% , 12/15/2043 25,000 23,887
148,808,926
Industrial – 1.9%
3M Co.
2.88%, 10/15/2027 177,000 167,579
2.38%, 8/26/2029 189,000 169,330
3.05%, 4/15/2030 35,000 32,223
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
3M Co. (continued)
3.88%, 6/15/2044 100,000 79,712
3.63%, 10/15/2047 210,000 157,345
3.25%, 8/26/2049 50,000 34,958
Allegion US Holding Co., Inc. , 3.55% ,
10/01/2027 90,000 86,458
Amcor Finance USA, Inc. , 3.63% ,
4/28/2026 25,000 24,380
Amphenol Corp. , 2.80% , 2/15/2030 20,000 18,193
Arrow Electronics, Inc. , 2.95% ,
2/15/2032 115,000 98,066
Berry Global, Inc.
1.65%, 1/15/2027 25,000 23,082
5.80%, 6/15/2031
(b)
250,000 254,190
Boeing Co. (The)
2.60%, 10/30/2025 175,000 168,956
2.20%, 2/04/2026 25,000 23,786
3.10%, 5/01/2026 20,000 19,205
2.70%, 2/01/2027 758,000 709,345
2.80%, 3/01/2027 15,000 14,022
5.04%, 5/01/2027 75,000 74,389
3.25%, 2/01/2028 184,000 171,593
3.45%, 11/01/2028 150,000 138,277
3.20%, 3/01/2029 500,000 453,764
2.95%, 2/01/2030 10,000 8,799
5.15%, 5/01/2030 180,000 177,245
3.63%, 2/01/2031 110,000 98,761
6.13%, 2/15/2033 105,000 108,008
3.60%, 5/01/2034 740,000 615,122
3.25%, 2/01/2035 60,000 47,607
6.63%, 2/15/2038 32,000 33,693
3.63%, 3/01/2048 25,000 16,606
3.85%, 11/01/2048 125,000 86,186
3.75%, 2/01/2050 100,000 68,449
5.81%, 5/01/2050 215,000 200,243
3.83%, 3/01/2059 145,000 95,236
3.95%, 8/01/2059 235,000 156,208
5.93%, 5/01/2060 30,000 27,612
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 20,596
6.15%, 5/01/2037 25,000 27,735
5.75%, 5/01/2040 70,000 73,493
4.45%, 3/15/2043 113,000 101,539
4.90%, 4/01/2044 15,000 14,264
4.55%, 9/01/2044 47,000 42,453
4.70%, 9/01/2045 40,000 36,720
3.90%, 8/01/2046 65,000 52,810
4.15%, 12/15/2048 90,000 75,397
4.45%, 1/15/2053 155,000 135,852
5.20%, 4/15/2054 55,000 54,014
Canadian National Railway Co.
2.75%, 3/01/2026 130,000 126,280
6.25%, 8/01/2034 25,000 27,823
6.20%, 6/01/2036 115,000 127,432
4.45%, 1/20/2049 100,000 89,528

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Canadian National Railway Co.
(continued)
2.45%, 5/01/2050 100,000 61,680
Canadian Pacific Railway Co.
4.00%, 6/01/2028 13,000 12,691
2.88%, 11/15/2029 193,000 176,414
4.80%, 8/01/2045 50,000 46,113
4.95%, 8/15/2045 226,000 210,989
6.13%, 9/15/2115 290,000 302,382
Carrier Global Corp.
2.72%, 2/15/2030 246,000 221,664
2.70%, 2/15/2031 50,000 44,048
3.38%, 4/05/2040 135,000 107,733
3.58%, 4/05/2050 177,000 133,319
Caterpillar Financial Services Corp.
5.15%, 8/11/2025 85,000 85,192
4.80%, 1/06/2026 25,000 25,047
0.90%, 3/02/2026 373,000 351,751
Series D, 4.35%, 5/15/2026 40,000 39,812
2.40%, 8/09/2026 105,000 100,525
1.15%, 9/14/2026 204,000 189,981
1.70%, 1/08/2027 19,000 17,771
3.60%, 8/12/2027 50,000 48,749
Caterpillar, Inc.
5.20%, 5/27/2041 275,000 276,469
3.80%, 8/15/2042 175,000 146,924
4.75%, 5/15/2064 24,000 21,937
CNH Industrial Capital LLC
4.55%, 4/10/2028 10,000 9,914
5.50%, 1/12/2029 10,000 10,260
CSX Corp.
3.35%, 11/01/2025 69,000 67,682
3.25%, 6/01/2027 40,000 38,678
2.40%, 2/15/2030 400,000 357,325
4.10%, 11/15/2032 100,000 95,556
5.20%, 11/15/2033 10,000 10,253
6.00%, 10/01/2036 40,000 43,522
6.22%, 4/30/2040 20,000 21,864
4.10%, 3/15/2044 110,000 93,133
4.75%, 11/15/2048 13,000 11,860
3.35%, 9/15/2049 175,000 126,260
3.80%, 4/15/2050 95,000 74,524
4.50%, 11/15/2052 100,000 87,977
4.25%, 11/01/2066 70,000 55,961
Deere & Co.
5.38%, 10/16/2029 50,000 52,090
3.10%, 4/15/2030 287,000 266,583
Dover Corp. , 5.38% , 10/15/2035 25,000 25,922
Eaton Corp.
4.35%, 5/18/2028 20,000 19,938
4.15%, 3/15/2033 155,000 148,703
4.15%, 11/02/2042 77,000 67,230
Emerson Electric Co.
0.88%, 10/15/2026 80,000 73,871
1.80%, 10/15/2027 10,000 9,202
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Emerson Electric Co. (continued)
1.95%, 10/15/2030 75,000 64,783
2.20%, 12/21/2031 30,000 25,625
2.80%, 12/21/2051 200,000 129,791
FedEx Corp.
3.25%, 4/01/2026 50,000 48,711
3.10%, 8/05/2029 120,000 111,588
4.25%, 5/15/2030 10,000 9,822
2.40%, 5/15/2031 97,000 84,008
4.90%, 1/15/2034 30,000 29,920
3.25%, 5/15/2041 120,000 90,106
3.88%, 8/01/2042 75,000 60,013
5.10%, 1/15/2044 59,000 55,188
4.75%, 11/15/2045 15,000 13,247
4.55%, 4/01/2046 30,000 25,679
4.40%, 1/15/2047 10,000 8,348
4.05%, 2/15/2048 95,000 75,357
5.25%, 5/15/2050 55,000 52,322
Flex Ltd. , 3.75% , 2/01/2026 25,000 24,469
Flowserve Corp. , 3.50% , 10/01/2030 75,000 68,731
Fortive Corp. , 4.30% , 6/15/2046 25,000 21,258
Fortune Brands Innovations, Inc. ,
4.50% , 3/25/2052 25,000 20,312
GATX Corp.
3.85%, 3/30/2027 64,000 62,293
4.70%, 4/01/2029 30,000 29,766
3.50%, 6/01/2032 75,000 66,604
5.45%, 9/15/2033 30,000 30,507
6.90%, 5/01/2034 100,000 111,784
3.10%, 6/01/2051 50,000 32,485
GE Capital International Funding Co.
Unlimited Co. , 4.42% , 11/15/2035 650,000 616,431
General Dynamics Corp.
2.13%, 8/15/2026 205,000 195,012
3.50%, 4/01/2027 40,000 38,947
3.75%, 5/15/2028 221,000 215,588
4.25%, 4/01/2040 10,000 8,970
4.25%, 4/01/2050 141,000 121,855
HEICO Corp.
5.25%, 8/01/2028 10,000 10,158
5.35%, 8/01/2033 110,000 111,386
Hexcel Corp. , 4.20% , 2/15/2027 140,000 136,004
Honeywell International, Inc.
2.50%, 11/01/2026 219,000 209,582
1.10%, 3/01/2027 200,000 183,890
4.95%, 2/15/2028 200,000 203,908
4.25%, 1/15/2029 115,000 114,182
1.95%, 6/01/2030 125,000 108,886
1.75%, 9/01/2031 75,000 62,200
5.70%, 3/15/2036 65,000 69,626
5.70%, 3/15/2037 137,000 146,391
3.81%, 11/21/2047 160,000 129,427

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Howmet Aerospace, Inc. , 3.00% ,
1/15/2029 39,000 36,082
Hubbell, Inc. , 3.15% , 8/15/2027 50,000 47,739
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027 60,000 57,311
2.04%, 8/16/2028 30,000 26,897
4.20%, 5/01/2030 25,000 24,004
IDEX Corp. , 2.63% , 6/15/2031 25,000 21,608
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 33,679
3.90%, 9/01/2042 215,000 182,675
Ingersoll Rand, Inc.
5.40%, 8/14/2028 25,000 25,601
5.18%, 6/15/2029 500,000 508,900
5.31%, 6/15/2031 100,000 103,017
5.70%, 8/14/2033 20,000 20,947
Jabil, Inc.
4.25%, 5/15/2027 50,000 49,057
3.95%, 1/12/2028 10,000 9,634
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 10,000 10,454
5.90%, 3/01/2033 50,000 51,085
JB Hunt Transport Services, Inc. ,
3.88% , 3/01/2026 37,000 36,397
John Deere Capital Corp.
4.75%, 6/08/2026 10,000 10,025
1.05%, 6/17/2026 35,000 32,768
5.15%, 9/08/2026 10,000 10,103
2.25%, 9/14/2026 85,000 81,040
1.70%, 1/11/2027 60,000 56,057
2.35%, 3/08/2027 50,000 47,346
4.15%, 9/15/2027 135,000 133,765
4.90%, 3/03/2028 35,000 35,483
4.95%, 7/14/2028 49,000 49,842
4.85%, 6/11/2029 250,000 253,705
2.80%, 7/18/2029 50,000 46,304
2.45%, 1/09/2030 25,000 22,556
4.70%, 6/10/2030 215,000 217,601
1.45%, 1/15/2031 125,000 103,672
4.90%, 3/07/2031 300,000 304,674
Series I, 5.15%, 9/08/2033 20,000 20,549
Series 1, 5.05%, 6/12/2034 250,000 254,054
Johnson Controls International PLC ,
4.50% , 2/15/2047 200,000 172,709
Keysight Technologies, Inc. , 3.00% ,
10/30/2029 88,000 80,218
Kirby Corp. , 4.20% , 3/01/2028 65,000 63,504
L3Harris Technologies, Inc.
4.40%, 6/15/2028 100,000 98,529
4.40%, 6/15/2028 100,000 98,692
2.90%, 12/15/2029 70,000 63,789
4.85%, 4/27/2035 100,000 97,052
5.60%, 7/31/2053 200,000 202,721
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Lafarge SA , 7.13% , 7/15/2036 40,000 45,907
Lennox International, Inc. , 5.50% ,
9/15/2028 20,000 20,503
Lockheed Martin Corp.
3.55%, 1/15/2026 54,000 53,098
5.10%, 11/15/2027 120,000 122,276
5.25%, 1/15/2033 100,000 103,753
4.75%, 2/15/2034
(a)
274,000 274,036
4.50%, 5/15/2036 125,000 120,988
4.07%, 12/15/2042 75,000 64,986
3.80%, 3/01/2045 90,000 73,798
4.09%, 9/15/2052 100,000 82,874
4.15%, 6/15/2053 250,000 208,973
5.70%, 11/15/2054 90,000 95,432
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 24,136
4.25%, 12/15/2047 65,000 54,344
3.20%, 7/15/2051 50,000 34,330
Masco Corp. , 2.00% , 10/01/2030 345,000 291,527
Mohawk Industries, Inc.
5.85%, 9/18/2028 20,000 20,768
3.63%, 5/15/2030 10,000 9,390
Nordson Corp. , 5.80% , 9/15/2033 10,000 10,522
Norfolk Southern Corp.
2.55%, 11/01/2029 189,000 170,304
5.05%, 8/01/2030 155,000 157,864
4.45%, 3/01/2033 110,000 106,715
4.84%, 10/01/2041 50,000 46,732
4.45%, 6/15/2045 25,000 21,785
4.15%, 2/28/2048 50,000 41,266
3.05%, 5/15/2050 438,000 294,104
2.90%, 8/25/2051 50,000 32,032
4.05%, 8/15/2052 145,000 115,457
4.55%, 6/01/2053 85,000 73,359
5.35%, 8/01/2054 50,000 48,947
Northrop Grumman Corp.
3.20%, 2/01/2027 15,000 14,500
3.25%, 1/15/2028 235,000 224,510
4.40%, 5/01/2030 200,000 197,387
4.75%, 6/01/2043 35,000 32,134
4.03%, 10/15/2047 100,000 81,401
5.25%, 5/01/2050 79,000 76,917
4.95%, 3/15/2053 350,000 325,124
nVent Finance Sarl , 2.75% ,
11/15/2031 100,000 84,147
Oshkosh Corp. , 3.10% , 3/01/2030 105,000 95,396
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 37,559
5.25%, 8/16/2028 147,000 149,872
3.11%, 2/15/2040 250,000 191,088
3.36%, 2/15/2050 50,000 36,070
Owens Corning
3.40%, 8/15/2026 199,000 193,093
3.88%, 6/01/2030 70,000 66,287

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Packaging Corp. of America
3.40%, 12/15/2027 45,000 43,158
3.00%, 12/15/2029 103,000 94,347
4.05%, 12/15/2049 45,000 35,980
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 23,455
4.50%, 9/15/2029 260,000 258,252
4.10%, 3/01/2047 70,000 57,601
4.00%, 6/14/2049 210,000 169,305
Regal Rexnord Corp.
6.05%, 2/15/2026 50,000 50,402
6.05%, 4/15/2028 325,000 332,865
6.30%, 2/15/2030 100,000 104,106
6.40%, 4/15/2033 17,000 17,740
Republic Services, Inc.
3.38%, 11/15/2027 23,000 22,125
4.88%, 4/01/2029 100,000 100,975
5.00%, 11/15/2029 250,000 254,088
2.30%, 3/01/2030 50,000 44,277
5.00%, 4/01/2034 100,000 100,507
5.20%, 11/15/2034 250,000 255,223
3.05%, 3/01/2050 25,000 17,204
Rockwell Automation, Inc. , 2.80% ,
8/15/2061 162,000 96,458
RTX Corp.
3.13%, 5/04/2027 58,000 55,642
4.13%, 11/16/2028 80,000 78,364
5.75%, 1/15/2029 50,000 52,160
6.00%, 3/15/2031 50,000 53,218
1.90%, 9/01/2031 75,000 61,820
2.38%, 3/15/2032 77,000 64,731
6.10%, 3/15/2034 150,000 161,438
4.45%, 11/16/2038 700,000 639,313
4.50%, 6/01/2042 27,000 24,006
4.80%, 12/15/2043 31,000 28,259
4.15%, 5/15/2045 130,000 107,939
4.35%, 4/15/2047 205,000 173,886
4.05%, 5/04/2047 200,000 162,045
4.63%, 11/16/2048 55,000 48,553
2.82%, 9/01/2051 130,000 81,966
3.03%, 3/15/2052 100,000 65,947
5.38%, 2/27/2053 50,000 48,976
6.40%, 3/15/2054 50,000 56,149
Ryder System, Inc.
5.65%, 3/01/2028 45,000 46,191
5.25%, 6/01/2028 225,000 228,443
Snap-On, Inc.
3.25%, 3/01/2027 25,000 24,254
4.10%, 3/01/2048 35,000 29,314
Sonoco Products Co.
2.25%, 2/01/2027 15,000 14,095
2.85%, 2/01/2032 101,000 86,708
Stanley Black & Decker, Inc.
3.40%, 3/01/2026 46,000 44,928
4.25%, 11/15/2028
(a)
362,000 356,103
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Stanley Black & Decker, Inc.
(continued)
2.30%, 3/15/2030 75,000 65,457
Teledyne Technologies, Inc.
1.60%, 4/01/2026 45,000 42,524
2.75%, 4/01/2031 215,000 188,201
Textron, Inc.
4.00%, 3/15/2026 25,000 24,615
3.65%, 3/15/2027 40,000 38,850
3.38%, 3/01/2028 84,000 80,046
6.10%, 11/15/2033 50,000 52,956
Trane Technologies Global Holding
Co. Ltd.
3.75%, 8/21/2028 10,000 9,657
5.75%, 6/15/2043 26,000 27,190
4.30%, 2/21/2048 80,000 68,258
Tyco Electronics Group SA , 3.13% ,
8/15/2027 135,000 129,313
Union Pacific Corp.
3.00%, 4/15/2027 67,000 64,429
3.95%, 9/10/2028 95,000 93,482
3.70%, 3/01/2029 38,000 36,835
2.40%, 2/05/2030 164,000 147,019
2.80%, 2/14/2032 190,000 168,243
3.60%, 9/15/2037 50,000 43,164
3.55%, 8/15/2039 128,000 107,758
3.20%, 5/20/2041 115,000 89,504
4.05%, 3/01/2046 125,000 103,990
3.35%, 8/15/2046 35,000 25,917
4.00%, 4/15/2047 270,000 222,261
4.50%, 9/10/2048 196,000 173,355
4.30%, 3/01/2049 60,000 51,053
3.25%, 2/05/2050 75,000 53,896
3.50%, 2/14/2053 140,000 103,970
4.95%, 5/15/2053 10,000 9,582
3.95%, 8/15/2059 80,000 61,827
2.97%, 9/16/2062 366,000 224,895
4.10%, 9/15/2067 15,000 11,716
3.75%, 2/05/2070 50,000 36,071
3.80%, 4/06/2071 50,000 36,350
3.85%, 2/14/2072 15,000 11,070
United Parcel Service, Inc.
3.05%, 11/15/2027 145,000 138,538
2.50%, 9/01/2029 200,000 181,879
4.88%, 3/03/2033 367,000 369,815
4.25%, 3/15/2049 202,000 169,569
5.30%, 4/01/2050 135,000 133,320
5.05%, 3/03/2053
(a)
117,000 111,326
Veralto Corp.
5.50%, 9/18/2026
(b)
25,000 25,228
5.35%, 9/18/2028
(b)
15,000 15,297
5.45%, 9/18/2033
(b)
25,000 25,510
Vontier Corp.
2.40%, 4/01/2028 35,000 31,741
2.95%, 4/01/2031 365,000 311,289

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Vulcan Materials Co.
3.90%, 4/01/2027 55,000 53,943
4.70%, 3/01/2048 50,000 44,642
Waste Connections, Inc.
3.20%, 6/01/2032 110,000 98,253
5.00%, 3/01/2034 200,000 200,692
3.05%, 4/01/2050 70,000 47,759
Waste Management, Inc.
0.75%, 11/15/2025 83,000 78,750
3.15%, 11/15/2027 30,000 28,765
1.15%, 3/15/2028 311,000 276,413
4.88%, 2/15/2029 100,000 101,571
2.00%, 6/01/2029 74,000 66,041
4.15%, 4/15/2032 215,000 207,397
4.10%, 3/01/2045 25,000 21,414
4.15%, 7/15/2049 15,000 12,800
2.50%, 11/15/2050 20,000 12,393
Westinghouse Air Brake Technologies
Corp.
3.45%, 11/15/2026 150,000 145,157
4.70%, 9/15/2028 436,000 433,693
WRKCo, Inc.
4.65%, 3/15/2026 245,000 243,269
4.00%, 3/15/2028 50,000 48,572
Xylem, Inc.
3.25%, 11/01/2026 12,000 11,614
4.38%, 11/01/2046 25,000 21,418
33,660,797
Technology – 1.7%
Adobe, Inc. , 2.15% , 2/01/2027 240,000 226,835
Amdocs Ltd. , 2.54% , 6/15/2030 140,000 123,013
Analog Devices, Inc.
3.45%, 6/15/2027 192,000 186,748
2.95%, 10/01/2051 105,000 70,896
Apple, Inc.
4.42%, 5/08/2026 15,000 14,995
2.45%, 8/04/2026 200,000 192,128
3.35%, 2/09/2027 281,000 274,242
3.20%, 5/11/2027 25,000 24,258
3.00%, 6/20/2027 110,000 106,134
2.90%, 9/12/2027 62,000 59,424
3.00%, 11/13/2027 25,000 24,006
4.00%, 5/10/2028 250,000 248,446
1.40%, 8/05/2028 105,000 94,021
3.25%, 8/08/2029 166,000 158,502
2.20%, 9/11/2029 150,000 135,887
4.15%, 5/10/2030 116,000 116,378
1.65%, 5/11/2030 350,000 302,097
1.25%, 8/20/2030 138,000 115,805
1.65%, 2/08/2031 310,000 262,697
1.70%, 8/05/2031 50,000 41,978
3.35%, 8/08/2032
(a)
155,000 143,703
4.30%, 5/10/2033 15,000 15,130
2.38%, 2/08/2041 60,000 42,900
3.85%, 5/04/2043 411,000 355,576
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
Apple, Inc. (continued)
4.65%, 2/23/2046 257,000 245,870
3.85%, 8/04/2046 216,000 182,833
2.95%, 9/11/2049 300,000 212,109
2.65%, 5/11/2050 535,000 353,119
2.65%, 2/08/2051 251,000 164,579
2.70%, 8/05/2051 300,000 197,320
3.95%, 8/08/2052 75,000 62,959
4.85%, 5/10/2053 85,000 84,770
2.55%, 8/20/2060 25,000 15,687
2.80%, 2/08/2061 10,000 6,347
2.85%, 8/05/2061 100,000 64,110
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 155,300
5.10%, 10/01/2035 30,000 31,004
4.35%, 4/01/2047 75,000 67,445
AutoDesk, Inc. , 2.85% , 1/15/2030 91,000 82,903
Booz Allen Hamilton, Inc. , 5.95% ,
8/04/2033 15,000 15,644
Broadcom Corp. / Broadcom Cayman
Finance Ltd. , 3.50% , 1/15/2028 387,000 371,666
Broadcom, Inc.
3.15%, 11/15/2025 125,000 122,127
1.95%, 2/15/2028
(b)
30,000 27,325
4.11%, 9/15/2028 233,000 228,417
4.00%, 4/15/2029
(b)
50,000 48,432
2.45%, 2/15/2031
(b)
330,000 284,772
5.15%, 11/15/2031 500,000 506,979
4.15%, 4/15/2032
(b)
115,000 108,387
4.30%, 11/15/2032 77,000 73,499
2.60%, 2/15/2033
(b)
70,000 57,988
3.42%, 4/15/2033
(b)
95,000 83,973
3.47%, 4/15/2034
(b)
1,000,000 873,678
3.19%, 11/15/2036
(b)
125,000 101,995
4.93%, 5/15/2037
(b)
50,000 48,235
3.50%, 2/15/2041
(b)
205,000 161,291
Broadridge Financial Solutions, Inc. ,
3.40% , 6/27/2026 155,000 150,619
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 55,000 52,104
3.28%, 12/01/2028 198,000 183,478
CGI, Inc. , 1.45% , 9/14/2026 115,000 106,751
Concentrix Corp.
6.65%, 8/02/2026 15,000 15,347
6.60%, 8/02/2028
(a)
310,000 319,498
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 100,000 100,017
5.30%, 10/01/2029 168,000 171,809
6.20%, 7/15/2030 110,000 117,300
3.38%, 12/15/2041 48,000 36,225
8.35%, 7/15/2046 100,000 129,643
3.45%, 12/15/2051 40,000 27,912

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
DXC Technology Co. , 1.80% ,
9/15/2026 45,000 41,940
Electronic Arts, Inc. , 1.85% ,
2/15/2031 25,000 20,958
Fidelity National Information
Services, Inc.
1.15%, 3/01/2026 15,000 14,150
1.65%, 3/01/2028 480,000 431,092
5.10%, 7/15/2032 96,000 96,927
3.10%, 3/01/2041 50,000 36,818
Fiserv, Inc.
3.20%, 7/01/2026 127,000 123,251
5.45%, 3/02/2028 25,000 25,593
5.38%, 8/21/2028 65,000 66,510
4.20%, 10/01/2028 150,000 146,856
3.50%, 7/01/2029 188,000 177,843
2.65%, 6/01/2030 200,000 178,259
5.60%, 3/02/2033 482,000 499,030
5.63%, 8/21/2033 25,000 25,892
4.40%, 7/01/2049 130,000 108,762
Fortinet, Inc. , 1.00% , 3/15/2026 65,000 61,015
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 199,000 198,392
5.25%, 7/01/2028
(a)
10,000 10,211
6.20%, 10/15/2035 50,000 53,750
6.35%, 10/15/2045 55,000 59,151
HP, Inc.
1.45%, 6/17/2026 150,000 140,903
3.00%, 6/17/2027 220,000 209,612
4.75%, 1/15/2028 20,000 20,087
6.00%, 9/15/2041
(a)
21,000 21,882
Intel Corp.
4.88%, 2/10/2026 115,000 115,084
2.60%, 5/19/2026 75,000 72,205
3.15%, 5/11/2027 55,000 53,026
4.88%, 2/10/2028 260,000 262,305
2.45%, 11/15/2029 155,000 139,081
5.13%, 2/10/2030 50,000 51,161
3.90%, 3/25/2030 150,000 143,716
4.00%, 12/15/2032 31,000 29,239
5.20%, 2/10/2033 550,000 561,104
4.60%, 3/25/2040 95,000 87,746
2.80%, 8/12/2041 50,000 35,471
5.63%, 2/10/2043 50,000 50,756
4.10%, 5/19/2046 9,000 7,369
3.73%, 12/08/2047 500,000 378,541
4.75%, 3/25/2050 150,000 132,163
4.90%, 8/05/2052 70,000 63,264
5.70%, 2/10/2053 70,000 70,585
3.10%, 2/15/2060 120,000 74,640
5.05%, 8/05/2062 75,000 67,902
5.90%, 2/10/2063 125,000 127,760
International Business Machines
Corp.
3.45%, 2/19/2026 400,000 391,990
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
International Business Machines
Corp. (continued)
3.30%, 1/27/2027 315,000 305,785
1.70%, 5/15/2027 50,000 46,263
4.15%, 7/27/2027 182,000 179,866
4.50%, 2/06/2028 215,000 215,347
4.15%, 5/15/2039 100,000 88,760
4.00%, 6/20/2042 110,000 92,519
4.70%, 2/19/2046 160,000 144,299
2.95%, 5/15/2050 310,000 203,812
4.90%, 7/27/2052 200,000 184,242
5.10%, 2/06/2053 65,000 62,493
7.13%, 12/01/2096
(a)
125,000 160,553
Intuit, Inc.
5.25%, 9/15/2026 15,000 15,214
5.13%, 9/15/2028 175,000 179,027
1.65%, 7/15/2030 92,000 78,261
5.20%, 9/15/2033 25,000 25,727
5.50%, 9/15/2053 85,000 87,566
KLA Corp.
4.10%, 3/15/2029 50,000 49,336
3.30%, 3/01/2050 80,000 57,825
5.25%, 7/15/2062 220,000 215,435
Kyndryl Holdings, Inc.
2.70%, 10/15/2028 50,000 45,404
6.35%, 2/20/2034 300,000 312,955
LAM Research Corp.
2.88%, 6/15/2050 25,000 16,797
3.13%, 6/15/2060 115,000 75,566
Marvell Technology, Inc.
5.75%, 2/15/2029 10,000 10,369
5.95%, 9/15/2033 10,000 10,490
Micron Technology, Inc.
4.19%, 2/15/2027 225,000 221,121
5.38%, 4/15/2028 10,000 10,162
6.75%, 11/01/2029 140,000 151,096
4.66%, 2/15/2030 48,000 47,415
5.88%, 2/09/2033 50,000 52,110
5.88%, 9/15/2033 15,000 15,645
3.37%, 11/01/2041 150,000 111,966
Microsoft Corp.
3.13%, 11/03/2025 21,000 20,614
2.40%, 8/08/2026 825,000 793,804
3.40%, 9/15/2026 30,000 29,395
3.30%, 2/06/2027 469,000 457,997
1.35%, 9/15/2030 375,000 317,509
3.50%, 2/12/2035 100,000 92,679
4.20%, 11/03/2035 50,000 49,100
4.50%, 10/01/2040 25,000 24,671
4.45%, 11/03/2045 55,000 53,092
3.70%, 8/08/2046 115,000 97,085
4.25%, 2/06/2047 190,000 178,171
4.50%, 6/15/2047 25,000 23,674
2.53%, 6/01/2050 539,000 350,394
2.92%, 3/17/2052 245,000 171,868

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
Microsoft Corp. (continued)
4.00%, 2/12/2055 150,000 128,704
3.95%, 8/08/2056 125,000 105,158
3.04%, 3/17/2062 181,000 123,515
NVIDIA Corp.
1.55%, 6/15/2028 175,000 158,401
2.85%, 4/01/2030 124,000 114,848
2.00%, 6/15/2031 235,000 202,461
3.50%, 4/01/2040 125,000 106,059
3.50%, 4/01/2050 40,000 31,523
NXP BV / NXP Funding LLC , 5.55% ,
12/01/2028 40,000 41,054
NXP BV / NXP Funding LLC / NXP
USA, Inc.
3.88%, 6/18/2026 45,000 44,168
4.30%, 6/18/2029 20,000 19,553
2.65%, 2/15/2032 26,000 22,089
3.25%, 5/11/2041 25,000 18,722
3.25%, 11/30/2051 80,000 54,001
Oracle Corp.
5.80%, 11/10/2025 30,000 30,315
1.65%, 3/25/2026 50,000 47,422
2.65%, 7/15/2026 245,000 235,028
2.80%, 4/01/2027 322,000 306,318
3.25%, 11/15/2027 210,000 200,723
2.30%, 3/25/2028 125,000 114,957
2.95%, 4/01/2030 22,000 19,991
2.88%, 3/25/2031 10,000 8,846
6.25%, 11/09/2032 47,000 50,724
4.90%, 2/06/2033 700,000 695,169
4.30%, 7/08/2034 300,000 280,999
3.85%, 7/15/2036 225,000 194,595
3.80%, 11/15/2037 170,000 144,001
6.13%, 7/08/2039 50,000 53,025
3.60%, 4/01/2040 500,000 395,309
4.50%, 7/08/2044 25,000 21,328
4.13%, 5/15/2045 296,000 237,925
4.00%, 11/15/2047 330,000 257,015
3.60%, 4/01/2050 185,000 132,757
3.95%, 3/25/2051 400,000 303,578
5.55%, 2/06/2053 220,000 213,878
3.85%, 4/01/2060 525,000 372,835
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 88,498
4.65%, 5/20/2035 50,000 49,983
4.80%, 5/20/2045 277,000 262,686
4.30%, 5/20/2047 205,000 178,898
6.00%, 5/20/2053 60,000 66,089
Roper Technologies, Inc.
1.00%, 9/15/2025 70,000 66,878
3.85%, 12/15/2025 50,000 49,318
3.80%, 12/15/2026 15,000 14,666
4.20%, 9/15/2028 100,000 98,100
1.75%, 2/15/2031 125,000 103,040
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
Salesforce, Inc.
3.70%, 4/11/2028 615,000 601,529
1.50%, 7/15/2028 70,000 62,616
2.70%, 7/15/2041 100,000 72,091
2.90%, 7/15/2051 75,000 49,687
ServiceNow, Inc. , 1.40% , 9/01/2030 207,000 172,921
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 65,000 65,070
4.95%, 3/28/2028 129,000 129,509
Teledyne FLIR LLC , 2.50% ,
8/01/2030 25,000 21,803
Texas Instruments, Inc.
1.13%, 9/15/2026 32,000 29,826
2.90%, 11/03/2027 14,000 13,343
4.60%, 2/15/2028 45,000 45,265
2.25%, 9/04/2029 38,000 34,326
1.90%, 9/15/2031 50,000 42,449
4.15%, 5/15/2048 350,000 298,961
4.10%, 8/16/2052 100,000 84,372
5.00%, 3/14/2053 65,000 62,869
5.05%, 5/18/2063 135,000 129,283
TSMC Arizona Corp.
1.75%, 10/25/2026 480,000 449,591
2.50%, 10/25/2031 260,000 225,308
3.25%, 10/25/2051 75,000 57,041
VMware LLC
1.40%, 8/15/2026 50,000 46,643
1.80%, 8/15/2028 45,000 40,113
4.70%, 5/15/2030 47,000 46,518
2.20%, 8/15/2031 210,000 175,435
Western Digital Corp. , 3.10% ,
2/01/2032 300,000 247,114
Xilinx, Inc. , 2.38% , 6/01/2030 40,000 35,412
31,308,981
Utilities – 2.3%
AEP Texas, Inc.
Series I, 2.10%, 7/01/2030 115,000 98,316
5.70%, 5/15/2034 250,000 254,804
3.80%, 10/01/2047 54,000 40,112
5.25%, 5/15/2052 95,000 88,212
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 74,096
3.80%, 6/15/2049 30,000 22,848
5.40%, 3/15/2053 71,000 70,170
AES Corp. (The)
5.45%, 6/01/2028 305,000 307,957
2.45%, 1/15/2031 50,000 42,085
Alabama Power Co.
3.94%, 9/01/2032 110,000 103,591
5.85%, 11/15/2033 500,000 532,288
3.75%, 3/01/2045 50,000 39,532
3.45%, 10/01/2049 250,000 183,209
3.13%, 7/15/2051 15,000 10,250

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Ameren Corp.
3.65%, 2/15/2026 35,000 34,331
5.70%, 12/01/2026 50,000 50,865
1.75%, 3/15/2028 50,000 44,965
Ameren Illinois Co.
1.55%, 11/15/2030 10,000 8,336
3.85%, 9/01/2032 20,000 18,561
2.90%, 6/15/2051 110,000 71,207
American Electric Power Co., Inc.
5.75%, 11/01/2027 200,000 205,832
2.30%, 3/01/2030 150,000 130,608
5.63%, 3/01/2033 265,000 271,804
6.95%, 12/15/2054 250,000 253,645
American Water Capital Corp.
2.95%, 9/01/2027 100,000 95,071
3.75%, 9/01/2028 54,000 52,161
3.45%, 6/01/2029 26,000 24,648
2.80%, 5/01/2030 100,000 90,106
4.45%, 6/01/2032 100,000 97,748
6.59%, 10/15/2037 115,000 131,437
4.00%, 12/01/2046 25,000 20,267
3.75%, 9/01/2047 65,000 50,770
3.45%, 5/01/2050 250,000 181,095
Appalachian Power Co. , 5.65% ,
4/01/2034 250,000 255,242
Arizona Public Service Co.
2.60%, 8/15/2029 350,000 316,572
2.20%, 12/15/2031 185,000 152,579
4.25%, 3/01/2049 50,000 40,287
3.50%, 12/01/2049 65,000 45,737
Atmos Energy Corp.
5.90%, 11/15/2033 10,000 10,661
4.13%, 3/15/2049 115,000 93,715
3.38%, 9/15/2049 50,000 35,778
2.85%, 2/15/2052 110,000 70,328
6.20%, 11/15/2053 10,000 11,045
Avangrid, Inc. , 3.80% , 6/01/2029 15,000 14,275
Avista Corp. , 4.00% , 4/01/2052 60,000 46,437
Baltimore Gas & Electric Co.
3.50%, 8/15/2046 120,000 89,786
5.40%, 6/01/2053 10,000 9,854
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028 257,000 244,883
1.65%, 5/15/2031 125,000 102,453
4.50%, 2/01/2045 200,000 180,361
4.45%, 1/15/2049 150,000 126,462
2.85%, 5/15/2051 85,000 54,052
Black Hills Corp.
3.15%, 1/15/2027 15,000 14,388
3.05%, 10/15/2029 507,000 461,673
6.15%, 5/15/2034 110,000 114,714
CenterPoint Energy Houston Electric
LLC
3.95%, 3/01/2048 250,000 200,106
Series AD, 2.90%, 7/01/2050 115,000 75,414
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
CenterPoint Energy Houston Electric
LLC (continued)
Series AJ, 4.85%, 10/01/2052 50,000 45,504
CenterPoint Energy Resources Corp.
5.25%, 3/01/2028 175,000 177,788
1.75%, 10/01/2030 97,000 80,938
CenterPoint Energy, Inc.
5.25%, 8/10/2026 10,000 10,051
3.70%, 9/01/2049 20,000 14,742
Cleveland Electric Illuminating Co.
(The) , 5.95% , 12/15/2036 30,000 31,228
Commonwealth Edison Co.
2.55%, 6/15/2026 135,000 129,747
3.70%, 8/15/2028 25,000 24,156
3.70%, 3/01/2045 100,000 78,817
Series 123, 3.75%, 8/15/2047 100,000 78,169
4.00%, 3/01/2048 20,000 16,031
4.00%, 3/01/2049 20,000 15,969
5.30%, 2/01/2053 100,000 97,461
Connecticut Light & Power Co. (The)
Series A, 3.20%, 3/15/2027 175,000 168,774
Series A, 2.05%, 7/01/2031 110,000 92,055
4.30%, 4/15/2044 200,000 173,610
5.25%, 1/15/2053 42,000 41,364
Consolidated Edison Co. of New York,
Inc.
Series 20A, 3.35%, 4/01/2030 50,000 46,985
2.40%, 6/15/2031 325,000 281,484
4.50%, 12/01/2045 200,000 173,896
Series E, 4.65%, 12/01/2048 100,000 88,519
6.15%, 11/15/2052 100,000 109,366
4.63%, 12/01/2054 30,000 26,085
Series C, 4.30%, 12/01/2056 25,000 20,314
Series C, 4.00%, 11/15/2057 50,000 38,587
4.50%, 5/15/2058 75,000 62,977
3.70%, 11/15/2059 90,000 64,416
Series C, 3.00%, 12/01/2060 20,000 12,207
3.60%, 6/15/2061 200,000 140,564
Constellation Energy Generation LLC
6.13%, 1/15/2034 45,000 47,999
6.25%, 10/01/2039 233,000 249,706
5.75%, 10/01/2041 30,000 30,167
5.60%, 6/15/2042 55,000 54,301
6.50%, 10/01/2053 55,000 60,417
Consumers Energy Co.
4.63%, 5/15/2033 50,000 49,061
3.75%, 2/15/2050 80,000 62,690
3.50%, 8/01/2051 100,000 74,792
4.20%, 9/01/2052 195,000 162,462
Delmarva Power & Light Co. , 4.15% ,
5/15/2045 50,000 41,037
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 25,096
4.60%, 6/15/2043 50,000 44,856
6.25%, 10/15/2053 10,000 11,096

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Dominion Energy South Carolina, Inc.
(continued)
5.10%, 6/01/2065 50,000 45,756
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 85,000 80,179
Series D, 2.85%, 8/15/2026 100,000 95,936
Series C, 3.38%, 4/01/2030 70,000 64,659
5.38%, 11/15/2032 25,000 25,428
Series E, 6.30%, 3/15/2033 25,000 26,699
Series F, 5.25%, 8/01/2033 50,000 50,076
7.00%, 6/15/2038 112,000 126,280
Series B, 3.30%, 4/15/2041 25,000 18,698
Series C, 4.90%, 8/01/2041 25,000 22,714
Series B, 7.00%, 6/01/2054 350,000 368,230
Series A, 6.88%, 2/01/2055 250,000 259,089
DTE Energy Co.
2.85%, 10/01/2026 20,000 19,183
4.88%, 6/01/2028 20,000 20,022
Duke Energy Carolinas LLC
2.95%, 12/01/2026 25,000 24,083
2.85%, 3/15/2032 115,000 100,784
4.95%, 1/15/2033 100,000 101,140
5.30%, 2/15/2040 50,000 50,144
4.25%, 12/15/2041 30,000 25,927
3.75%, 6/01/2045 75,000 58,391
3.88%, 3/15/2046 75,000 59,588
3.70%, 12/01/2047 50,000 38,006
5.35%, 1/15/2053 100,000 98,538
5.40%, 1/15/2054 29,000 28,696
Duke Energy Corp.
0.90%, 9/15/2025 105,000 100,365
5.00%, 12/08/2025 20,000 20,026
2.65%, 9/01/2026 308,000 294,620
5.00%, 12/08/2027 200,000 201,946
4.30%, 3/15/2028 15,000 14,778
2.45%, 6/01/2030 95,000 83,767
2.55%, 6/15/2031 50,000 42,858
5.75%, 9/15/2033 10,000 10,403
4.80%, 12/15/2045 250,000 220,394
3.75%, 9/01/2046 40,000 30,148
3.50%, 6/15/2051 62,000 43,325
5.00%, 8/15/2052 495,000 444,178
6.10%, 9/15/2053 85,000 88,946
Duke Energy Florida LLC
3.80%, 7/15/2028 20,000 19,448
1.75%, 6/15/2030 100,000 85,056
2.40%, 12/15/2031 136,000 116,064
5.88%, 11/15/2033 550,000 586,481
6.20%, 11/15/2053 50,000 54,650
Duke Energy Indiana LLC
3.75%, 5/15/2046 173,000 134,159
Series YYY, 3.25%, 10/01/2049 25,000 17,256
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Duke Energy Ohio, Inc. , 3.70% ,
6/15/2046 50,000 37,905
Duke Energy Progress LLC
5.25%, 3/15/2033 150,000 153,547
5.10%, 3/15/2034 200,000 203,088
4.38%, 3/30/2044 100,000 86,065
3.60%, 9/15/2047 50,000 37,509
5.35%, 3/15/2053 200,000 194,836
Edison International
4.13%, 3/15/2028 105,000 101,997
5.25%, 11/15/2028 10,000 10,078
El Paso Electric Co. , 6.00% ,
5/15/2035 28,000 28,976
Emera US Finance LP
3.55%, 6/15/2026 10,000 9,673
2.64%, 6/15/2031 230,000 194,854
4.75%, 6/15/2046 50,000 42,118
ENEL Americas SA , 4.00% ,
10/25/2026 50,000 48,635
ENEL Chile SA , 4.88% , 6/12/2028 100,000 98,065
Entergy Arkansas LLC , 3.50% ,
4/01/2026 50,000 49,005
Entergy Corp.
2.95%, 9/01/2026 72,000 69,188
2.80%, 6/15/2030 20,000 17,910
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 33,329
1.60%, 12/15/2030 10,000 8,275
3.05%, 6/01/2031 445,000 396,110
2.35%, 6/15/2032 101,000 84,156
4.00%, 3/15/2033 160,000 147,481
4.95%, 1/15/2045 80,000 71,175
4.20%, 9/01/2048 60,000 48,533
5.70%, 3/15/2054 200,000 202,671
Entergy Mississippi LLC , 2.85% ,
6/01/2028 155,000 144,751
Entergy Texas, Inc. , 5.80% ,
9/01/2053 80,000 82,289
Essential Utilities, Inc.
2.70%, 4/15/2030 100,000 89,229
3.35%, 4/15/2050 15,000 10,356
Evergy Kansas Central, Inc. , 4.25% ,
12/01/2045 165,000 138,809
Evergy Metro, Inc. , Series 2020 ,
2.25% , 6/01/2030 40,000 34,905
Evergy, Inc. , 2.90% , 9/15/2029 100,000 91,230
Eversource Energy
Series Q, 0.80%, 8/15/2025 80,000 76,325
4.75%, 5/15/2026 115,000 114,536
Series U, 1.40%, 8/15/2026 31,000 28,830
5.45%, 3/01/2028 215,000 218,570
5.95%, 2/01/2029 50,000 52,059
Series O, 4.25%, 4/01/2029 100,000 97,121
Series R, 1.65%, 8/15/2030 100,000 82,853
5.13%, 5/15/2033 15,000 14,807

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Eversource Energy (continued)
3.45%, 1/15/2050 120,000 85,265
Exelon Corp.
3.40%, 4/15/2026 100,000 97,683
5.15%, 3/15/2028 248,000 251,048
4.70%, 4/15/2050 110,000 96,045
Florida Power & Light Co.
4.45%, 5/15/2026 140,000 139,501
Series A, 3.30%, 5/30/2027 230,000 222,385
5.05%, 4/01/2028 115,000 117,033
4.40%, 5/15/2028 245,000 243,966
4.63%, 5/15/2030 10,000 10,027
4.80%, 5/15/2033 15,000 14,984
5.96%, 4/01/2039 25,000 27,000
3.80%, 12/15/2042 50,000 41,199
4.05%, 10/01/2044 50,000 42,293
3.95%, 3/01/2048 95,000 77,292
3.99%, 3/01/2049 100,000 81,773
3.15%, 10/01/2049 25,000 17,556
2.88%, 12/04/2051 380,000 249,584
Georgia Power Co.
3.25%, 4/01/2026 50,000 48,800
4.65%, 5/16/2028 110,000 110,178
4.30%, 3/15/2042 100,000 87,283
4.30%, 3/15/2043 25,000 21,337
Series A, 3.25%, 3/15/2051 316,000 220,956
5.13%, 5/15/2052 145,000 139,090
Idaho Power Co.
Series K, 4.20%, 3/01/2048 25,000 20,200
5.80%, 4/01/2054 50,000 50,999
Indiana Michigan Power Co.
4.25%, 8/15/2048 500,000 407,556
3.25%, 5/01/2051 50,000 33,957
Interstate Power & Light Co.
2.30%, 6/01/2030 15,000 13,130
6.25%, 7/15/2039 40,000 42,607
Ipalco Enterprises, Inc. , 5.75% ,
4/01/2034 500,000 509,093
Kentucky Utilities Co. , 5.45% ,
4/15/2033 25,000 25,793
Louisville Gas & Electric Co. , 4.25% ,
4/01/2049 130,000 105,824
MidAmerican Energy Co.
3.65%, 4/15/2029 210,000 202,203
5.80%, 10/15/2036 50,000 53,201
3.65%, 8/01/2048 50,000 38,430
4.25%, 7/15/2049 270,000 228,040
3.15%, 4/15/2050 50,000 34,574
2.70%, 8/01/2052 150,000 93,113
5.85%, 9/15/2054 20,000 21,060
Mississippi Power Co. , Series 12-A ,
4.25% , 3/15/2042 20,000 16,769
National Fuel Gas Co.
3.95%, 9/15/2027 20,000 19,341
2.95%, 3/01/2031 85,000 73,042
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
National Grid PLC
5.60%, 6/12/2028 10,000 10,245
5.81%, 6/12/2033 15,000 15,474
National Grid USA , 5.80% ,
4/01/2035 25,000 25,621
National Rural Utilities Cooperative
Finance Corp.
3.25%, 11/01/2025 330,000 323,193
4.45%, 3/13/2026 50,000 49,698
1.00%, 6/15/2026 45,000 41,993
4.80%, 3/15/2028 257,000 258,180
5.05%, 9/15/2028 160,000 162,379
1.35%, 3/15/2031 70,000 56,518
Nevada Power Co.
Series CC, 3.70%, 5/01/2029 255,000 245,191
Series EE, 3.13%, 8/01/2050 25,000 16,557
6.00%, 3/15/2054 10,000 10,458
NextEra Energy Capital Holdings, Inc.
5.75%, 9/01/2025 40,000 40,270
1.88%, 1/15/2027 175,000 163,257
3.50%, 4/01/2029 85,000 80,484
2.75%, 11/01/2029 75,000 68,242
5.00%, 2/28/2030 80,000 81,009
2.25%, 6/01/2030 347,000 302,402
2.44%, 1/15/2032 240,000 201,715
5.00%, 7/15/2032 170,000 169,951
5.05%, 2/28/2033 160,000 159,269
3.00%, 1/15/2052 67,000 43,498
5.25%, 2/28/2053 90,000 85,593
3.80%, 3/15/2082 260,000 243,321
NiSource, Inc.
3.49%, 5/15/2027 105,000 101,452
5.25%, 3/30/2028 10,000 10,136
5.95%, 6/15/2041 235,000 241,905
5.25%, 2/15/2043 35,000 33,151
4.80%, 2/15/2044 100,000 89,757
5.65%, 2/01/2045 50,000 49,580
4.38%, 5/15/2047 185,000 154,031
5.00%, 6/15/2052 176,000 160,873
Northern States Power Co.
3.40%, 8/15/2042 25,000 19,462
4.00%, 8/15/2045 40,000 32,483
2.90%, 3/01/2050 35,000 23,100
5.10%, 5/15/2053 95,000 90,134
NSTAR Electric Co. , 4.55% ,
6/01/2052 40,000 34,754
Oglethorpe Power Corp. , 5.38% ,
11/01/2040 50,000 47,519
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028 130,000 125,611
3.25%, 4/01/2030 150,000 138,402
5.40%, 1/15/2033 26,000 26,717
5.60%, 4/01/2053 60,000 60,333
Oncor Electric Delivery Co. LLC
0.55%, 10/01/2025 110,000 104,666

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Oncor Electric Delivery Co. LLC
(continued)
4.30%, 5/15/2028 10,000 9,887
3.70%, 11/15/2028 100,000 96,475
5.65%, 11/15/2033 50,000 52,568
3.80%, 9/30/2047 50,000 39,385
3.10%, 9/15/2049 155,000 106,061
4.95%, 9/15/2052 140,000 129,950
One Gas, Inc. , 4.50% , 11/01/2048 45,000 38,715
Pacific Gas & Electric Co.
2.10%, 8/01/2027 160,000 146,828
3.00%, 6/15/2028 45,000 41,958
3.75%, 7/01/2028 205,400 195,941
4.65%, 8/01/2028 100,000 98,426
6.10%, 1/15/2029 15,000 15,592
4.55%, 7/01/2030 19,500 18,876
2.50%, 2/01/2031 335,000 283,841
3.25%, 6/01/2031 70,000 61,592
5.90%, 6/15/2032 110,000 113,014
6.40%, 6/15/2033 20,000 21,168
4.50%, 7/01/2040 100,000 85,045
3.30%, 8/01/2040 30,000 21,954
4.20%, 6/01/2041 75,000 60,180
4.60%, 6/15/2043 100,000 83,513
4.00%, 12/01/2046 50,000 37,244
3.95%, 12/01/2047 50,000 36,980
4.95%, 7/01/2050 430,000 366,226
3.50%, 8/01/2050 225,000 152,198
5.25%, 3/01/2052 66,000 58,216
6.75%, 1/15/2053 110,000 117,985
PacifiCorp
6.00%, 1/15/2039 200,000 208,435
4.10%, 2/01/2042 35,000 28,152
4.13%, 1/15/2049 100,000 78,654
2.90%, 6/15/2052 205,000 124,933
5.35%, 12/01/2053 100,000 92,997
5.50%, 5/15/2054 20,000 19,035
PECO Energy Co.
4.90%, 6/15/2033 209,000 209,768
5.95%, 10/01/2036 300,000 324,533
3.90%, 3/01/2048 500,000 397,295
2.85%, 9/15/2051 50,000 32,008
PG&E Energy Recovery Funding LLC ,
Series A-3 , 2.82% , 7/15/2046 25,000 18,102
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 53,488 51,806
Series A-2, 4.26%, 6/01/2036 140,000 133,623
Series A-2, 4.72%, 6/01/2037 250,000 244,376
Series A-4, 5.21%, 12/01/2047 160,000 158,671
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,537
3.35%, 6/01/2050 130,000 88,951
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
PPL Capital Funding, Inc. , 3.10% ,
5/15/2026 65,000 62,971
PPL Electric Utilities Corp. , 5.25% ,
5/15/2053 170,000 166,994
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 10,775
3.60%, 9/15/2042 25,000 19,241
4.05%, 9/15/2049 30,000 23,435
Series 34, 3.20%, 3/01/2050 77,000 52,259
5.25%, 4/01/2053 500,000 472,969
Public Service Co. of New Hampshire ,
5.15% , 1/15/2053 100,000 96,214
Public Service Co. of Oklahoma ,
5.25% , 1/15/2033 100,000 100,597
Public Service Electric & Gas Co.
1.90%, 8/15/2031 385,000 319,444
4.90%, 12/15/2032 100,000 100,795
5.20%, 8/01/2033 10,000 10,250
3.65%, 9/01/2042 25,000 20,132
3.80%, 3/01/2046 225,000 181,293
3.85%, 5/01/2049 40,000 31,960
3.20%, 8/01/2049 110,000 78,152
5.45%, 8/01/2053 10,000 10,121
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,555
5.88%, 10/15/2028 15,000 15,587
1.60%, 8/15/2030 60,000 49,917
6.13%, 10/15/2033 10,000 10,637
Puget Energy, Inc.
2.38%, 6/15/2028 50,000 45,112
4.10%, 6/15/2030 75,000 70,780
4.22%, 3/15/2032 260,000 238,445
Puget Sound Energy, Inc.
5.33%, 6/15/2034 550,000 562,255
5.80%, 3/15/2040 27,000 27,604
3.25%, 9/15/2049 134,000 90,505
2.89%, 9/15/2051 25,000 15,961
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 52,936
4.95%, 8/15/2028 55,000 55,671
Series XXX, 3.00%, 3/15/2032 100,000 88,326
Series RRR, 3.75%, 6/01/2047 175,000 135,231
Series TTT, 4.10%, 6/15/2049 10,000 8,112
Series UUU, 3.32%, 4/15/2050 105,000 74,074
Sempra Energy
5.40%, 8/01/2026 236,000 238,193
3.25%, 6/15/2027 68,000 65,090
5.50%, 8/01/2033 10,000 10,232
3.80%, 2/01/2038 160,000 134,810
6.00%, 10/15/2039 280,000 291,821
Sierra Pacific Power Co. , 5.90% ,
3/15/2054 90,000 93,419
Southern California Edison Co.
5.85%, 11/01/2027 60,000 61,917
2.85%, 8/01/2029 120,000 109,993

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Southern California Edison Co.
(continued)
Series G, 2.50%, 6/01/2031 275,000 236,671
5.95%, 11/01/2032 215,000 227,486
Series 05-E, 5.35%, 7/15/2035 40,000 40,622
4.50%, 9/01/2040 75,000 66,338
Series 13-A, 3.90%, 3/15/2043 50,000 40,177
4.65%, 10/01/2043 260,000 230,658
4.00%, 4/01/2047 500,000 395,410
Series B, 4.88%, 3/01/2049 60,000 53,631
3.65%, 2/01/2050 105,000 77,391
5.88%, 12/01/2053 10,000 10,286
Southern California Gas Co.
2.95%, 4/15/2027 158,000 150,985
5.20%, 6/01/2033 10,000 10,121
3.75%, 9/15/2042 35,000 27,872
Series VV, 4.30%, 1/15/2049 65,000 53,570
Series WW, 3.95%, 2/15/2050 20,000 15,623
Southern Co. (The)
3.25%, 7/01/2026 333,000 323,621
4.85%, 6/15/2028 15,000 15,085
5.50%, 3/15/2029 10,000 10,312
Series A, 3.70%, 4/30/2030 10,000 9,431
5.20%, 6/15/2033 15,000 15,084
5.70%, 3/15/2034 15,000 15,631
4.40%, 7/01/2046 105,000 90,329
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033 10,000 10,473
4.40%, 5/30/2047 45,000 37,531
Series 21A, 3.15%, 9/30/2051 25,000 16,166
Southern Power Co.
5.15%, 9/15/2041 100,000 94,339
5.25%, 7/15/2043 20,000 18,822
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 112,322
4.15%, 6/01/2049 17,000 13,262
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 118,769
Series K, 2.75%, 10/01/2026 91,000 86,668
Series J, 3.90%, 4/01/2045 40,000 30,473
Spire Missouri, Inc. , 4.80% ,
2/15/2033 50,000 49,925
Tampa Electric Co.
2.40%, 3/15/2031 60,000 51,392
4.35%, 5/15/2044 22,000 18,676
3.63%, 6/15/2050 115,000 84,819
Toledo Edison Co. (The) , 6.15% ,
5/15/2037 25,000 27,152
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 41,626
4.00%, 6/15/2050 60,000 46,796
5.50%, 4/15/2053 50,000 49,100
Union Electric Co.
2.95%, 3/15/2030 50,000 45,839
3.90%, 9/15/2042 50,000 41,263
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.3% (continued)
Union Electric Co. (continued)
4.00%, 4/01/2048 46,000 36,780
3.25%, 10/01/2049 82,000 57,322
5.45%, 3/15/2053 50,000 49,248
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 200,000 195,177
Series B, 2.95%, 11/15/2026 30,000 28,867
Series B, 3.75%, 5/15/2027 80,000 78,079
Series A, 3.80%, 4/01/2028 50,000 48,584
5.30%, 8/15/2033 10,000 10,167
4.45%, 2/15/2044 115,000 100,220
Series B, 3.80%, 9/15/2047 520,000 399,623
4.60%, 12/01/2048 20,000 17,412
2.45%, 12/15/2050 235,000 136,947
5.70%, 8/15/2053 60,000 61,391
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046 15,000 11,663
3.65%, 9/15/2049 55,000 41,475
WEC Energy Group, Inc.
5.00%, 9/27/2025 90,000 89,877
4.75%, 1/09/2026 25,000 24,927
5.60%, 9/12/2026 10,000 10,137
5.15%, 10/01/2027 200,000 202,378
4.75%, 1/15/2028 200,000 200,530
2.20%, 12/15/2028 65,000 58,477
Wisconsin Power & Light Co.
1.95%, 9/16/2031 50,000 40,946
4.95%, 4/01/2033 50,000 49,673
Xcel Energy, Inc.
1.75%, 3/15/2027 70,000 64,689
4.00%, 6/15/2028 75,000 72,744
2.60%, 12/01/2029 10,000 8,924
5.45%, 8/15/2033 15,000 15,200
3.50%, 12/01/2049 125,000 87,734
40,969,387
Total Corporate Bonds (cost
$446,299,174) 439,784,064
Foreign Governmental – 1.6%
Canada Government International Bond
0.75%, 5/19/2026 155,000 145,361
3.75%, 4/26/2028 450,000 445,024
Chile Government International Bond
2.75%, 1/31/2027 200,000 189,667
3.24%, 2/06/2028 200,000 189,460
4.85%, 1/22/2029 200,000 200,446
2.45%, 1/31/2031 20,000 17,372
2.55%, 1/27/2032 280,000 239,723
3.50%, 1/31/2034 500,000 443,104
3.10%, 5/07/2041 482,000 360,640
3.10%, 1/22/2061 351,000 222,984
Export Development Canada
3.88%, 2/14/2028 50,000 49,627
4.13%, 2/13/2029 500,000 501,422

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
Export-Import Bank of Korea
2.63%, 5/26/2026 200,000 193,157
4.50%, 1/11/2029 500,000 503,128
4.63%, 1/11/2034 500,000 496,741
2.50%, 6/29/2041 170,000 122,573
Hydro-Quebec, Series HH, 8.50%,
12/01/2029 25,000 29,224
Indonesia Government International Bond
3.50%, 1/11/2028 390,000 372,778
3.40%, 9/18/2029 40,000 37,290
2.85%, 2/14/2030 410,000 370,147
4.85%, 1/11/2033 200,000 198,262
3.35%, 3/12/2071 526,000 344,174
Israel Government AID Bond, 5.50%,
9/18/2033 40,000 43,119
Israel Government International Bond
2.88%, 3/16/2026 315,000 302,307
3.88%, 7/03/2050 160,000 113,391
Korea International Bond, 4.13%,
6/10/2044 200,000 182,808
Mexico Government International Bond
4.13%, 1/21/2026 400,000 394,603
4.50%, 4/22/2029 50,000 48,628
3.25%, 4/16/2030 75,000 67,403
2.66%, 5/24/2031 50,000 42,034
4.75%, 4/27/2032 60,000 56,660
Series A, 7.50%, 4/08/2033 150,000 169,788
4.88%, 5/19/2033 270,000 254,100
3.50%, 2/12/2034 1,322,000 1,100,376
Series A, 6.75%, 9/27/2034 89,000 94,414
6.05%, 1/11/2040 40,000 39,452
4.28%, 8/14/2041 1,253,000 998,512
4.75%, 3/08/2044 374,000 307,428
4.50%, 1/31/2050 150,000 115,348
5.00%, 4/27/2051 300,000 245,764
6.34%, 5/04/2053 200,000 192,367
6.40%, 5/07/2054 200,000 194,338
Panama Government International Bond
8.88%, 9/30/2027 250,000 272,400
9.38%, 4/01/2029 100,000 113,023
3.16%, 1/23/2030 500,000 430,017
6.70%, 1/26/2036 480,000 479,494
4.50%, 4/16/2050 237,000 163,481
4.50%, 4/01/2056 293,000 196,236
3.87%, 7/23/2060 505,000 297,776
Peruvian Government International Bond
4.13%, 8/25/2027 100,000 97,871
2.78%, 1/23/2031 250,000 217,232
1.86%, 12/01/2032 166,000 128,898
8.75%, 11/21/2033 21,000 25,891
3.00%, 1/15/2034 427,000 354,104
6.55%, 3/14/2037 250,000 273,332
3.30%, 3/11/2041 60,000 45,670
3.60%, 1/15/2072 85,000 55,851
3.23%, 7/28/2121 100,000 57,436
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.6% (continued)
Philippine Government International Bond
9.50%, 2/02/2030 267,000 326,029
7.75%, 1/14/2031 200,000 230,684
1.95%, 1/06/2032 900,000 734,443
5.25%, 5/14/2034 200,000 204,706
3.95%, 1/20/2040 231,000 199,561
2.65%, 12/10/2045 700,000 462,956
Province of Alberta Canada
3.30%, 3/15/2028 515,000 499,352
4.50%, 6/26/2029 500,000 506,706
1.30%, 7/22/2030 325,000 275,356
Province of British Columbia Canada
2.25%, 6/02/2026 150,000 144,162
4.90%, 4/24/2029 500,000 515,057
1.30%, 1/29/2031 220,000 183,842
4.20%, 7/06/2033 215,000 211,031
Province of Manitoba Canada, 2.13%,
6/22/2026 1,208,000 1,155,972
Province of Ontario Canada
0.63%, 1/21/2026 498,000 470,117
1.05%, 4/14/2026 245,000 231,178
2.50%, 4/27/2026 490,000 473,556
2.30%, 6/15/2026 200,000 192,252
1.05%, 5/21/2027 65,000 59,532
2.00%, 10/02/2029 180,000 161,786
1.13%, 10/07/2030 444,000 369,671
1.60%, 2/25/2031 275,000 233,371
1.80%, 10/14/2031 235,000 199,305
2.13%, 1/21/2032 95,000 82,006
Province of Quebec Canada
2.50%, 4/20/2026 430,000 415,769
2.75%, 4/12/2027 145,000 139,343
1.35%, 5/28/2030 400,000 340,922
1.90%, 4/21/2031 50,000 43,131
Province of Saskatchewan Canada,
3.25%, 6/08/2027 30,000 29,142
Republic of Italy Government International Bond
4.00%, 10/17/2049 300,000 226,468
3.88%, 5/06/2051 425,000 305,147
Republic of Poland Government International Bond
3.25%, 4/06/2026 497,000 485,672
5.50%, 11/16/2027 100,000 103,128
5.13%, 9/18/2034 500,000 502,996
5.50%, 4/04/2053 355,000 351,253
5.50%, 3/18/2054 600,000 592,632
Svensk Exportkredit AB
4.13%, 6/14/2028 350,000 348,849
0.00%, 5/11/2037
(c)
30,000 16,229
Uruguay Government International Bond
4.38%, 10/27/2027 1,474,000 1,471,563
4.38%, 1/23/2031 110,000 108,274
4.13%, 11/20/2045 20,000 17,742
5.10%, 6/18/2050 284,000 273,653
4.98%, 4/20/2055 275,000 256,510
Total Foreign Governmental (cost $28,682,665) 27,994,910

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.4%
Bay Area Toll Authority, RB
7.04%, 4/01/2050 10,000 12,209
6.91%, 10/01/2050 380,000 458,239
California State University, RB
2.98%, 11/01/2051 15,000 10,687
2.72%, 11/01/2052 50,000 34,559
Chicago Transit Authority Sales &
Transfer Tax Receipts, RB, 6.90%,
12/01/2040 97,030 109,524
City of Los Angeles Department of
Airports Customer Facility Charge,
RB, 4.24%, 5/15/2048 620,000 545,506
City of San Francisco, CA Public
Utilities Commission Water, RB,
6.95%, 11/01/2050 110,000 128,676
Commonwealth of Massachusetts, RB
4.11%, 7/15/2031 39,601 38,891
5.46%, 12/01/2039 320,000 332,507
Dallas Fort Worth International
Airport, RB
2.84%, 11/01/2046 175,000 130,636
4.09%, 11/01/2051 100,000 87,160
4.51%, 11/01/2051 40,000 36,508
Health & Educational Facilities
Authority of The State of Missouri,
RB, 3.23%, 5/15/2050 500,000 370,778
Idaho Energy Resources Authority,
RB, 2.86%, 9/01/2046 45,000 32,643
Indiana Finance Authority, RB,
3.05%, 1/01/2051 65,000 48,601
Los Angeles County Metropolitan
Transportation Authority Sales Tax,
RB, 5.74%, 6/01/2039 100,000 103,197
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, Series 2022-ELL,
Class A4, 4.48%, 8/01/2039 100,000 96,336
Michigan State University, RB, 4.17%,
8/15/2122 100,000 79,922
Municipal Electric Authority of
Georgia, RB, 6.64%, 4/01/2057 98,000 109,353
New Jersey Turnpike Authority, RB
7.41%, 1/01/2040 200,000 240,184
7.10%, 1/01/2041 345,000 403,194
New York City Municipal Water
Finance Authority, RB
5.72%, 6/15/2042 225,000 233,751
5.44%, 6/15/2043 790,000 796,143
North Texas Tollway Authority, RB,
6.72%, 1/01/2049 15,000 17,688
Ohio State University (The), RB
4.91%, 6/01/2040 50,000 49,261
4.80%, 6/01/2111 10,000 9,190
Oklahoma Development Finance
Authority, RB, Series 2022-ONG,
Class A1, 3.88%, 5/01/2037 83,747 80,853
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.4% (continued)
Port Authority of New York & New
Jersey, RB
4.96%, 8/01/2046 100,000 98,836
3.14%, 2/15/2051 250,000 188,299
4.46%, 10/01/2062 150,000 135,488
Regents of The University of
California Medical Center Pooled,
RB
6.58%, 5/15/2049 315,000 355,288
3.01%, 5/15/2050 465,000 323,932
Rutgers, The State University of New
Jersey, RB, 3.27%, 5/01/2043 60,000 49,040
Sales Tax Securitization Corp., GO,
3.82%, 1/01/2048 170,000 140,916
San Diego County Regional
Transportation Commission, RB,
5.91%, 4/01/2048 45,000 47,635
State Board of Administration
Finance Corp., RB, 1.71%,
7/01/2027 100,000 92,207
State of California, GO
5.13%, 9/01/2029 100,000 103,383
7.50%, 4/01/2034 75,000 88,463
7.30%, 10/01/2039 85,000 99,748
7.63%, 3/01/2040 385,000 468,003
7.60%, 11/01/2040 15,000 18,463
State of Illinois Sales Tax
Securitization Corp., RB, 3.59%,
1/01/2043 30,000 25,816
State of Illinois, GO, 5.10%,
6/01/2033 18,824 18,723
Texas Natural Gas Securitization
Finance Corp., Series 2023-1, Class
A2, 5.17%, 4/01/2041 50,000 51,272
Texas Private Activity Bond Surface
Transportation Corp., RB, 3.92%,
12/31/2049 10,000 8,404
University of Michigan, RB
2.44%, 4/01/2040 54,000 40,383
4.45%, 4/01/2122 50,000 42,699
University of Virginia, RB, 2.58%,
11/01/2051 100,000 64,689
Total Municipal Securities (cost
$7,397,035) 7,057,883
Supranational Bank – 1.4%
African Development Bank
Series G, 0.88%, 3/23/2026 290,000 273,574
Series GDIF, 0.88%, 7/22/2026 30,000 28,032
Series G, 4.38%, 11/03/2027 405,000 407,665
4.38%, 3/14/2028 30,000 30,247
Asian Development Bank
Series G, 0.38%, 9/03/2025 95,000 90,704
4.25%, 1/09/2026 150,000 149,455
Series G, 1.00%, 4/14/2026 788,000 744,022
Series G, 4.88%, 5/21/2026 500,000 504,089

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
Asian Development Bank (continued)
Series G, 1.50%, 1/20/2027 725,000 679,145
Series G, 3.13%, 8/20/2027 465,000 451,597
2.75%, 1/19/2028 50,000 47,841
Series G, 4.50%, 8/25/2028 695,000 706,487
1.75%, 9/19/2029 150,000 134,313
0.75%, 10/08/2030 150,000 123,249
Series G, 3.88%, 6/14/2033 750,000 733,793
Series G, 4.13%, 1/12/2034 300,000 299,326
Asian Infrastructure Investment Bank (The)
0.50%, 1/27/2026 50,000 47,133
4.00%, 1/18/2028 85,000 84,636
4.13%, 1/18/2029 400,000 401,484
Corp. Andina de Fomento
1.63%, 9/23/2025 92,000 88,400
2.25%, 2/08/2027 265,000 249,729
Council of Europe Development Bank
3.75%, 5/25/2026 250,000 247,049
3.63%, 1/26/2028 75,000 73,786
European Bank For Reconstruction &
Development
Series G, 0.50%, 11/25/2025 110,000 104,323
Series G, 0.50%, 1/28/2026 40,000 37,697
Series G, 4.38%, 3/09/2028 828,000 835,735
European Investment Bank
0.38%, 12/15/2025 5,000 4,725
Series G, 1.38%, 3/15/2027 175,000 162,878
4.38%, 3/19/2027 950,000 954,818
2.38%, 5/24/2027 150,000 143,106
0.63%, 10/21/2027 57,000 51,031
3.25%, 11/15/2027 645,000 628,219
3.88%, 3/15/2028 100,000 99,365
4.00%, 2/15/2029 300,000 299,804
1.75%, 3/15/2029 150,000 135,658
4.75%, 6/15/2029 400,000 412,852
0.88%, 5/17/2030 700,000 587,137
3.63%, 7/15/2030 900,000 880,858
1.25%, 2/14/2031 150,000 126,278
3.75%, 2/14/2033 100,000 97,232
4.13%, 2/13/2034 300,000 299,796
Inter-American Development Bank
Series G, 4.50%, 5/15/2026 1,500,000 1,502,091
2.00%, 6/02/2026 15,000 14,364
1.50%, 1/13/2027 100,000 93,725
2.38%, 7/07/2027 45,000 42,828
0.63%, 9/16/2027 65,000 58,385
1.13%, 7/20/2028 535,000 478,095
4.13%, 2/15/2029 400,000 401,726
3.50%, 9/14/2029 138,000 134,615
1.13%, 1/13/2031 260,000 217,103
3.88%, 10/28/2041 150,000 135,566
International Bank For
Reconstruction & Development
0.50%, 10/28/2025 605,000 575,306
3.13%, 11/20/2025 50,000 49,092
3.13%, 6/15/2027 1,115,000 1,084,821
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
International Bank For
Reconstruction & Development
(continued)
2.50%, 11/22/2027 385,000 366,148
Series G, 4.50%, 6/26/2028 150,000 149,750
3.50%, 7/12/2028 25,000 24,496
1.13%, 9/13/2028 195,000 173,579
4.00%, 7/25/2030 255,000 254,423
0.75%, 8/26/2030 75,000 61,816
1.63%, 11/03/2031 2,545,000 2,157,359
2.50%, 3/29/2032 310,000 278,331
4.75%, 11/14/2033 70,000 73,174
Series G, 4.75%, 2/15/2035 110,000 113,987
International Finance Corp.
Series G, 0.75%, 10/08/2026 804,000 745,371
Series G, 4.38%, 1/15/2027 210,000 210,834
0.75%, 8/27/2030 80,000 65,992
Japan Bank For International
Cooperation
2.25%, 11/04/2026 384,000 365,709
4.63%, 7/22/2027 200,000 201,965
4.63%, 7/19/2028 200,000 202,583
3.50%, 10/31/2028 600,000 582,419
1.25%, 1/21/2031 260,000 216,109
4.38%, 1/24/2031 500,000 503,677
Japan International Cooperation
Agency, 2.13%, 10/20/2026 400,000 380,007
Korea Development Bank (The)
3.38%, 9/16/2025
(a)
200,000 196,876
2.00%, 10/25/2031 100,000 83,715
Nordic Investment Bank, 0.38%,
9/11/2025 465,000 443,427
Total Supranational Bank (cost
$25,175,875) 25,096,732
U.S. Government Agencies – 27.2%
Federal Farm Credit Banks Funding Corp.
0.61%, 8/25/2025 118,000 112,741
4.13%, 12/08/2025 800,000 795,100
4.38%, 6/23/2026 500,000 500,164
0.75%, 12/16/2026 116,000 106,521
1.12%, 9/01/2028 50,000 44,086
1.10%, 8/10/2029 96,000 82,245
1.23%, 7/29/2030 26,000 21,655
1.15%, 8/12/2030 150,000 124,832
1.24%, 9/03/2030 550,000 456,858
1.38%, 1/14/2031 150,000 124,212
2.02%, 4/01/2031 500,000 430,945
1.79%, 6/22/2035 200,000 149,099
Federal Home Loan Banks
3.13%, 9/12/2025 140,000 137,523
0.96%, 3/05/2026 370,000 348,944
1.00%, 3/23/2026 4,875 4,602
Series 0004, 1.00%, 7/27/2026 875,000 815,318
1.88%, 9/11/2026 110,000 104,554
4.63%, 11/17/2026 700,000 705,165

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Banks (continued)
1.25%, 12/21/2026 890,000 830,336
3.00%, 3/12/2027 300,000 290,708
3.25%, 11/16/2028 335,000 325,599
4.50%, 9/13/2030 700,000 712,131
Federal Home Loan Mortgage Corporation
0.38%, 7/21/2025
(d)
300,000 287,667
0.38%, 9/23/2025
(d)
1,749,000 1,666,325
0.63%, 11/25/2025
(d)
250,000 236,610
0.70%, 12/23/2025
(d)
200,000 189,027
0.80%, 10/28/2026
(d)
1,000,000 922,530
2.50%, 9/01/2027
(d)
7,178 6,957
4.00%, 7/01/2029
(d)
3,106 3,070
6.75%, 9/15/2029
(d)
50,000 56,312
0.00%, 12/14/2029
(c)(d)
200,000 160,377
3.00%, 2/01/2031
(d)
18,574 17,820
2.50%, 12/01/2031
(d)
11,881 11,215
2.50%, 3/01/2032
(d)
69,474 65,472
3.00%, 9/01/2032
(d)
34,230 32,524
3.00%, 10/01/2032
(d)
13,390 12,813
3.00%, 1/01/2033
(d)
4,177 3,979
3.00%, 2/01/2033
(d)
12,879 12,308
3.50%, 2/01/2033
(d)
18,744 18,124
3.00%, 4/01/2033
(d)
46,974 45,138
3.00%, 4/01/2033
(d)
18,189 17,595
3.00%, 7/01/2033
(d)
69,220 65,596
4.00%, 4/01/2034
(d)
18,737 18,382
3.00%, 8/01/2034
(d)
14,082 13,381
3.50%, 3/01/2035
(d)
6,527 6,245
2.50%, 4/01/2035
(d)
12,070 11,130
3.00%, 4/01/2035
(d)
24,514 23,288
3.00%, 4/01/2035
(d)
93,198 88,562
2.50%, 5/01/2035
(d)
30,924 28,625
3.00%, 6/01/2035
(d)
57,170 54,791
3.00%, 6/01/2035
(d)
34,496 32,770
2.50%, 7/01/2035
(d)
191,685 177,883
2.00%, 8/01/2035
(d)
178,074 161,496
2.50%, 9/01/2035
(d)
100,149 92,578
2.00%, 10/01/2035
(d)
295,053 267,449
2.00%, 10/01/2035
(d)
149,962 135,967
2.50%, 10/01/2035
(d)
20,637 19,077
2.50%, 10/01/2035
(d)
248,165 230,134
1.50%, 11/01/2035
(d)
666,751 584,618
2.00%, 11/01/2035
(d)
172,595 155,932
1.50%, 12/01/2035
(d)
65,388 57,321
2.00%, 12/01/2035
(d)
444,045 401,653
2.50%, 1/01/2036
(d)
30,320 27,990
1.50%, 2/01/2036
(d)
142,716 125,053
2.00%, 2/01/2036
(d)
306,007 274,644
1.50%, 3/01/2036
(d)
62,969 55,383
1.50%, 4/01/2036
(d)
95,266 84,081
2.00%, 5/01/2036
(d)
498,111 450,048
2.50%, 6/01/2036
(d)
267,873 246,425
2.00%, 8/01/2036
(d)
173,724 156,002
1.50%, 9/01/2036
(d)
36,339 31,761
1.00%, 10/01/2036
(d)
57,143 48,347
1.50%, 10/01/2036
(d)
945,215 825,920
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
1.50%, 10/01/2036
(d)
66,606 58,199
2.00%, 10/01/2036
(d)
89,924 80,723
1.50%, 11/01/2036
(d)
75,559 66,005
2.00%, 11/01/2036
(d)
98,089 88,038
2.00%, 12/01/2036
(d)
18,406 16,517
1.50%, 1/01/2037
(d)
205,429 179,359
2.00%, 1/01/2037
(d)
45,054 40,707
2.00%, 1/01/2037
(d)
97,236 87,241
1.50%, 2/01/2037
(d)
147,955 129,350
1.50%, 2/01/2037
(d)
156,875 136,931
1.50%, 2/01/2037
(d)
444,652 388,121
2.00%, 2/01/2037
(d)
777,564 697,523
1.50%, 3/01/2037
(d)
99,364 86,685
2.00%, 3/01/2037
(d)
185,797 167,538
2.50%, 3/01/2037
(d)
153,490 141,432
1.50%, 4/01/2037
(d)
46,046 40,246
2.00%, 4/01/2037
(d)
67,486 60,456
2.50%, 4/01/2037
(d)
203,227 188,018
1.50%, 5/01/2037
(d)
93,336 81,426
2.50%, 5/01/2037
(d)
79,084 72,710
3.00%, 5/01/2037
(d)
20,356 19,337
3.00%, 5/01/2037
(d)
13,099 12,196
3.00%, 5/01/2037
(d)
17,465 16,240
3.00%, 9/01/2037
(d)
73,971 69,602
3.50%, 9/01/2037
(d)
70,178 67,459
4.00%, 9/01/2037
(d)
56,173 54,956
3.00%, 10/01/2037
(d)
102,039 96,012
3.50%, 10/01/2037
(d)
34,481 33,145
4.00%, 4/01/2038
(d)
112,521 110,018
3.00%, 5/01/2038
(d)
898,928 853,950
4.50%, 5/01/2038
(d)
20,316 20,171
3.00%, 6/01/2038
(d)
20,258 18,956
4.50%, 6/01/2038
(d)
61,540 61,099
3.00%, 7/01/2038
(d)
107,630 101,273
3.00%, 7/01/2038
(d)
33,285 31,319
5.50%, 8/01/2038
(d)
57,524 58,121
5.00%, 11/01/2038
(d)
218,307 218,771
0.00%, 11/15/2038
(c)(d)
300,000 153,801
3.00%, 3/01/2040
(d)
78,161 71,693
2.50%, 4/01/2040
(d)
6,229 5,533
2.50%, 5/01/2040
(d)
145,732 129,434
2.00%, 8/01/2040
(d)
266,191 228,861
2.50%, 9/01/2040
(d)
48,823 43,362
2.50%, 10/01/2040
(d)
13,840 12,292
4.00%, 11/01/2040
(d)
45,816 44,312
1.50%, 1/01/2041
(d)
107,480 88,786
1.50%, 5/01/2041
(d)
174,202 143,863
4.50%, 5/01/2041
(d)
87,891 87,425
2.00%, 6/01/2041
(d)
189,046 162,246
2.50%, 6/01/2041
(d)
125,977 111,199
2.00%, 8/01/2041
(d)
128,522 110,302
2.00%, 12/01/2041
(d)
222,857 191,264
2.50%, 12/01/2041
(d)
400,984 353,944
1.50%, 2/01/2042
(d)
42,065 34,739
2.00%, 3/01/2042
(d)
271,430 232,403

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 4/01/2042
(d)
42,660 36,526
2.50%, 4/01/2042
(d)
848,949 749,147
2.50%, 5/01/2042
(d)
85,555 75,497
3.50%, 5/01/2042
(d)
499,054 467,681
3.00%, 6/01/2042
(d)
21,373 19,407
3.00%, 7/01/2042
(d)
21,671 19,678
3.00%, 9/01/2042
(d)
563,585 516,946
4.00%, 9/01/2042
(d)
20,973 20,157
3.00%, 12/01/2042
(d)
14,857 13,505
3.00%, 1/01/2043
(d)
39,336 35,833
3.50%, 2/01/2043
(d)
44,654 41,743
4.50%, 2/01/2043
(d)
80,108 78,901
3.00%, 4/01/2043
(d)
56,574 51,318
5.00%, 6/01/2043
(d)
21,705 21,739
3.50%, 10/01/2043
(d)
148,452 138,725
6.00%, 5/01/2044
(d)
95,549 97,570
3.50%, 12/01/2044
(d)
38,721 36,062
4.00%, 12/01/2044
(d)
17,923 17,160
3.00%, 1/01/2045
(d)
281,969 253,678
4.00%, 2/01/2045
(d)
39,981 38,552
3.00%, 5/01/2045
(d)
8,432 7,574
3.50%, 7/01/2045
(d)
61,750 57,349
3.50%, 7/01/2045
(d)
46,251 42,900
4.00%, 9/01/2045
(d)
100,014 95,585
3.50%, 10/01/2045
(d)
50,091 46,569
4.50%, 10/01/2045
(d)
56,661 56,288
4.00%, 11/01/2045
(d)
174,134 166,423
3.50%, 12/01/2045
(d)
6,435 5,969
3.50%, 3/01/2046
(d)
275,576 255,611
3.50%, 6/01/2046
(d)
363,743 336,491
3.50%, 8/01/2046
(d)
393,761 365,292
3.50%, 8/01/2046
(d)
54,077 50,233
3.00%, 9/01/2046
(d)
257,996 231,934
3.00%, 11/01/2046
(d)
46,281 41,341
3.00%, 12/01/2046
(d)
139,115 124,265
3.00%, 1/01/2047
(d)
43,526 39,294
3.50%, 2/01/2047
(d)
2,565,174 2,368,256
3.00%, 8/01/2047
(d)
38,990 34,828
4.00%, 8/01/2047
(d)
35,591 33,892
3.00%, 9/01/2047
(d)
190,534 167,682
3.50%, 9/01/2047
(d)
15,670 14,451
4.50%, 10/01/2047
(d)
56,699 55,640
3.50%, 6/01/2048
(d)
57,117 52,695
3.50%, 7/01/2048
(d)
15,057 13,870
4.50%, 8/01/2048
(d)
68,493 67,357
4.00%, 1/01/2049
(d)
126,851 121,121
4.50%, 3/01/2049
(d)
21,622 21,157
3.50%, 5/01/2049
(d)
100,082 91,824
4.00%, 7/01/2049
(d)
165,428 157,882
4.00%, 8/01/2049
(d)
291,268 275,837
3.00%, 9/01/2049
(d)
31,444 27,921
3.00%, 10/01/2049
(d)
702,598 621,767
3.00%, 10/01/2049
(d)
36,180 32,127
3.50%, 10/01/2049
(d)
877,751 805,321
5.00%, 10/01/2049
(d)
46,765 46,743
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.50%, 1/01/2050
(d)
31,603 26,820
3.00%, 2/01/2050
(d)
46,525 41,440
4.50%, 2/01/2050
(d)
17,129 16,726
3.00%, 3/01/2050
(d)
30,262 26,871
3.00%, 4/01/2050
(d)
140,107 123,827
3.00%, 4/01/2050
(d)
102,352 90,459
2.50%, 6/01/2050
(d)
63,834 54,038
2.50%, 6/01/2050
(d)
164,518 140,181
2.50%, 6/01/2050
(d)
54,261 46,235
2.50%, 6/01/2050
(d)
271,111 230,693
2.00%, 7/01/2050
(d)
114,305 93,757
2.50%, 7/01/2050
(d)
352,521 301,309
2.50%, 7/01/2050
(d)
149,467 127,138
2.50%, 8/01/2050
(d)
12,305 10,413
2.50%, 8/01/2050
(d)
617,004 528,544
3.00%, 8/01/2050
(d)
213,152 189,979
2.00%, 9/01/2050
(d)
562,180 455,948
2.00%, 9/01/2050
(d)
64,127 52,027
2.00%, 9/01/2050
(d)
283,382 231,391
2.00%, 9/01/2050
(d)
119,350 96,830
2.00%, 9/01/2050
(d)
213,280 174,509
2.50%, 9/01/2050
(d)
251,577 211,232
4.00%, 9/01/2050
(d)
188,753 181,370
2.00%, 10/01/2050
(d)
105,954 85,932
2.00%, 10/01/2050
(d)
142,741 115,768
2.00%, 10/01/2050
(d)
186,652 152,245
2.50%, 10/01/2050
(d)
129,462 111,069
2.50%, 10/01/2050
(d)
113,763 96,940
3.00%, 10/01/2050
(d)
30,499 26,899
2.50%, 11/01/2050
(d)
470,272 403,171
2.00%, 12/01/2050
(d)
169,449 137,338
2.50%, 12/01/2050
(d)
416,162 349,467
2.50%, 12/01/2050
(d)
241,631 207,079
2.50%, 12/01/2050
(d)
273,677 233,495
3.00%, 12/01/2050
(d)
584,390 519,542
1.50%, 1/01/2051
(d)
62,375 47,922
1.50%, 1/01/2051
(d)
709,832 545,192
2.00%, 1/01/2051
(d)
3,361,227 2,723,343
2.50%, 1/01/2051
(d)
1,071,294 899,970
3.00%, 1/01/2051
(d)
260,373 229,958
1.50%, 2/01/2051
(d)
171,161 131,523
2.00%, 2/01/2051
(d)
3,803,160 3,082,440
2.00%, 2/01/2051
(d)
71,743 58,440
2.00%, 2/01/2051
(d)
980,405 794,081
2.50%, 2/01/2051
(d)
15,275 12,898
2.50%, 3/01/2051
(d)
237,956 201,651
1.50%, 4/01/2051
(d)
250,845 192,603
2.00%, 4/01/2051
(d)
432,624 355,664
2.00%, 4/01/2051
(d)
249,934 202,413
2.00%, 4/01/2051
(d)
215,009 174,809
2.50%, 4/01/2051
(d)
445,260 375,758
1.50%, 5/01/2051
(d)
2,067,111 1,587,164
2.00%, 5/01/2051
(d)
96,564 79,188
2.00%, 5/01/2051
(d)
470,846 380,699
2.00%, 5/01/2051
(d)
733,896 597,826

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 5/01/2051
(d)
301,841 244,288
2.50%, 5/01/2051
(d)
211,761 181,078
2.50%, 5/01/2051
(d)
375,582 315,315
2.50%, 5/01/2051
(d)
53,194 44,875
2.50%, 5/01/2051
(d)
191,149 162,236
1.50%, 6/01/2051
(d)
228,934 175,744
2.00%, 6/01/2051
(d)
241,100 196,624
3.00%, 6/01/2051
(d)
449,107 391,836
2.50%, 7/01/2051
(d)
114,737 97,203
2.50%, 7/01/2051
(d)
2,382,461 2,008,273
2.50%, 7/01/2051
(d)
471,037 400,834
3.00%, 7/01/2051
(d)
606,118 533,248
3.00%, 7/01/2051
(d)
300,626 265,924
3.00%, 7/01/2051
(d)
276,733 245,881
1.50%, 8/01/2051
(d)
125,923 96,686
1.50%, 8/01/2051
(d)
51,230 39,319
2.00%, 8/01/2051
(d)
674,016 546,651
2.00%, 8/01/2051
(d)
294,717 238,052
2.50%, 8/01/2051
(d)
414,061 351,044
2.50%, 8/01/2051
(d)
103,272 88,181
3.00%, 8/01/2051
(d)
830,922 733,548
1.50%, 9/01/2051
(d)
21,266 16,320
2.00%, 9/01/2051
(d)
337,989 272,821
2.00%, 9/01/2051
(d)
21,057 17,002
2.00%, 9/01/2051
(d)
292,222 235,957
2.00%, 9/01/2051
(d)
21,842 17,636
2.50%, 9/01/2051
(d)
163,015 138,155
2.50%, 9/01/2051
(d)
206,228 173,774
2.50%, 9/01/2051
(d)
59,685 50,276
3.50%, 9/01/2051
(d)
100,722 91,933
1.50%, 10/01/2051
(d)
410,922 315,322
2.00%, 10/01/2051
(d)
511,651 413,276
2.00%, 10/01/2051
(d)
84,439 68,144
2.00%, 10/01/2051
(d)
2,843,419 2,295,681
2.00%, 10/01/2051
(d)
192,246 156,041
2.00%, 10/01/2051
(d)
417,060 338,516
2.50%, 10/01/2051
(d)
244,387 207,319
2.50%, 10/01/2051
(d)
324,873 273,559
2.00%, 11/01/2051
(d)
332,515 270,635
2.00%, 11/01/2051
(d)
378,646 305,535
2.50%, 11/01/2051
(d)
80,359 68,644
2.50%, 11/01/2051
(d)
202,674 172,994
3.50%, 11/01/2051
(d)
104,473 95,723
2.00%, 12/01/2051
(d)
126,311 102,584
2.50%, 12/01/2051
(d)
368,037 308,906
2.50%, 12/01/2051
(d)
190,149 161,391
2.50%, 12/01/2051
(d)
218,931 186,803
2.00%, 1/01/2052
(d)
344,669 282,182
2.00%, 1/01/2052
(d)
575,638 462,905
2.00%, 1/01/2052
(d)
291,871 235,488
2.50%, 1/01/2052
(d)
570,435 480,769
2.50%, 1/01/2052
(d)
170,511 144,490
3.00%, 1/01/2052
(d)
369,092 325,748
2.00%, 2/01/2052
(d)
798,220 648,928
2.00%, 2/01/2052
(d)
4,695,028 3,788,494
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 2/01/2052
(d)
278,652 224,915
2.00%, 2/01/2052
(d)
1,388,572 1,119,331
2.50%, 2/01/2052
(d)
189,817 160,977
2.50%, 2/01/2052
(d)
1,245,197 1,053,349
2.50%, 2/01/2052
(d)
250,282 212,437
2.50%, 2/01/2052
(d)
235,071 197,650
2.50%, 2/01/2052
(d)
617,997 526,144
3.00%, 2/01/2052
(d)
105,030 92,619
3.00%, 2/01/2052
(d)
249,132 217,463
2.00%, 3/01/2052
(d)
1,187,221 955,466
2.00%, 3/01/2052
(d)
349,271 282,212
2.00%, 3/01/2052
(d)
22,757 18,315
3.00%, 3/01/2052
(d)
424,485 371,084
3.50%, 3/01/2052
(d)
331,317 303,368
2.00%, 4/01/2052
(d)
219,657 178,839
2.00%, 4/01/2052
(d)
156,119 125,643
2.50%, 4/01/2052
(d)
5,361,477 4,535,411
2.50%, 4/01/2052
(d)
962,224 810,538
2.50%, 4/01/2052
(d)
680,308 570,953
3.00%, 4/01/2052
(d)
273,698 243,113
3.50%, 4/01/2052
(d)
83,565 76,350
2.00%, 5/01/2052
(d)
242,535 195,190
2.50%, 5/01/2052
(d)
535,673 449,567
2.50%, 5/01/2052
(d)
308,967 259,302
3.00%, 5/01/2052
(d)
1,391,334 1,215,761
3.00%, 5/01/2052
(d)
303,116 266,871
3.00%, 5/01/2052
(d)
122,100 108,250
3.00%, 5/01/2052
(d)
66,136 58,244
3.50%, 5/01/2052
(d)
252,955 230,613
3.50%, 5/01/2052
(d)
266,815 241,967
3.50%, 5/01/2052
(d)
22,015 19,970
3.50%, 5/01/2052
(d)
463,089 420,076
2.50%, 6/01/2052
(d)
22,540 18,917
3.00%, 6/01/2052
(d)
380,980 332,756
3.00%, 6/01/2052
(d)
163,112 143,545
3.50%, 6/01/2052
(d)
263,198 238,680
3.50%, 6/01/2052
(d)
383,703 349,843
4.00%, 6/01/2052
(d)
271,858 255,332
4.50%, 6/01/2052
(d)
182,420 177,439
3.00%, 7/01/2052
(d)
909,013 793,952
3.00%, 7/01/2052
(d)
282,586 246,707
4.00%, 7/01/2052
(d)
90,526 84,804
4.50%, 7/01/2052
(d)
490,962 473,340
2.00%, 8/01/2052
(d)
508,745 410,514
3.50%, 8/01/2052
(d)
273,269 250,735
4.00%, 8/01/2052
(d)
67,290 63,036
4.50%, 8/01/2052
(d)
175,604 169,301
4.50%, 8/01/2052
(d)
351,461 338,828
5.00%, 8/01/2052
(d)
142,072 140,538
5.00%, 8/01/2052
(d)
183,106 180,770
2.50%, 9/01/2052
(d)
236,595 198,931
3.00%, 9/01/2052
(d)
109,164 95,304
4.00%, 9/01/2052
(d)
23,477 22,000
4.00%, 9/01/2052
(d)
816,994 765,349
4.50%, 9/01/2052
(d)
289,978 279,510

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
4.50%, 9/01/2052
(d)
196,632 189,534
4.50%, 9/01/2052
(d)
533,521 514,532
5.00%, 9/01/2052
(d)
21,981 21,754
4.00%, 10/01/2052
(d)
218,167 204,376
4.00%, 10/01/2052
(d)
346,743 324,930
4.00%, 10/01/2052
(d)
93,681 87,851
4.00%, 10/01/2052
(d)
440,456 414,586
4.00%, 10/01/2052
(d)
181,751 171,504
4.50%, 10/01/2052
(d)
669,460 649,343
5.50%, 10/01/2052
(d)
42,973 43,120
3.50%, 11/01/2052
(d)
2,122,225 1,924,286
5.00%, 11/01/2052
(d)
64,914 64,721
5.00%, 11/01/2052
(d)
111,232 109,710
6.00%, 11/01/2052
(d)
1,130,544 1,146,720
4.50%, 12/01/2052
(d)
54,611 52,623
4.50%, 12/01/2052
(d)
128,720 124,013
4.50%, 12/01/2052
(d)
137,666 132,696
4.50%, 12/01/2052
(d)
177,490 172,813
5.00%, 12/01/2052
(d)
143,717 141,803
5.00%, 12/01/2052
(d)
22,261 22,051
5.50%, 12/01/2052
(d)
22,053 22,117
4.00%, 1/01/2053
(d)
274,346 257,004
4.50%, 1/01/2053
(d)
210,120 202,502
4.50%, 1/01/2053
(d)
23,243 22,393
5.00%, 1/01/2053
(d)
44,989 44,461
5.00%, 1/01/2053
(d)
189,996 187,336
6.00%, 1/01/2053
(d)
267,413 271,239
5.00%, 2/01/2053
(d)
391,892 386,165
5.00%, 2/01/2053
(d)
471,352 468,178
5.50%, 2/01/2053
(d)
442,829 443,869
4.00%, 3/01/2053
(d)
68,272 64,423
4.50%, 3/01/2053
(d)
23,230 22,365
6.00%, 3/01/2053
(d)
21,128 21,431
4.00%, 4/01/2053
(d)
23,675 22,173
5.00%, 4/01/2053
(d)
855,870 843,037
5.50%, 4/01/2053
(d)
413,752 419,988
4.50%, 5/01/2053
(d)
262,899 253,229
5.00%, 5/01/2053
(d)
720,030 709,233
5.50%, 5/01/2053
(d)
463,800 464,842
6.00%, 5/01/2053
(d)
442,283 448,608
6.00%, 5/01/2053
(d)
272,988 279,017
4.50%, 6/01/2053
(d)
161,475 156,326
5.50%, 6/01/2053
(d)
433,811 434,723
5.50%, 6/01/2053
(d)
46,416 46,843
6.00%, 6/01/2053
(d)
134,176 136,095
4.50%, 7/01/2053
(d)
142,645 137,332
5.00%, 7/01/2053
(d)
141,081 139,372
5.50%, 7/01/2053
(d)
485,078 486,067
3.50%, 8/01/2053
(d)
64,612 58,601
4.50%, 8/01/2053
(d)
23,989 23,095
5.00%, 8/01/2053
(d)
141,312 139,193
5.50%, 8/01/2053
(d)
557,746 558,848
6.00%, 8/01/2053
(d)
91,189 92,493
5.00%, 9/01/2053
(d)
1,245,447 1,226,773
5.00%, 9/01/2053
(d)
122,195 120,372
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
(continued)
5.50%, 9/01/2053
(d)
280,028 284,644
5.50%, 9/01/2053
(d)
433,799 435,287
5.50%, 9/01/2053
(d)
119,668 120,462
5.50%, 9/01/2053
(d)
348,200 348,867
6.00%, 9/01/2053
(d)
392,028 397,635
2.50%, 10/01/2053
(d)
773,475 650,585
4.50%, 10/01/2053
(d)
386,945 372,532
5.50%, 10/01/2053
(d)
472,060 472,934
5.50%, 10/01/2053
(d)
380,346 384,712
6.50%, 10/01/2053
(d)
742,135 761,091
4.50%, 11/01/2053
(d)
96,954 93,342
5.00%, 11/01/2053
(d)
732,359 721,378
5.50%, 11/01/2053
(d)
479,917 482,678
5.50%, 11/01/2053
(d)
951,691 953,454
6.00%, 11/01/2053
(d)
360,101 368,981
6.00%, 11/01/2053
(d)
328,138 332,831
6.50%, 11/01/2053
(d)
236,453 245,100
4.50%, 12/01/2053
(d)
144,775 139,382
5.00%, 12/01/2053
(d)
48,543 47,815
6.50%, 12/01/2053
(d)
67,901 69,622
5.50%, 1/01/2054
(d)
1,451,965 1,454,385
6.00%, 1/01/2054
(d)
1,454,122 1,474,919
6.50%, 1/01/2054
(d)
22,866 23,446
5.50%, 2/01/2054
(d)
48,777 49,060
6.50%, 2/01/2054
(d)
115,388 118,313
6.00%, 4/01/2054
(d)
24,451 24,991
6.00%, 4/01/2054
(d)
369,361 374,624
5.50%, 5/01/2054
(d)
39,244 39,334
6.50%, 7/01/2054
(d)
24,820 25,449
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
Series 2016-K052, Class A2, 3.15%,
11/25/2025
(d)
175,000 171,281
Series 2019-K734, Class A2, 3.21%,
2/25/2026
(d)
325,000 317,711
Series 2016-K055, Class A2, 2.67%,
3/25/2026
(d)
175,000 169,377
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 47,941
Series 2016-K057, Class A2, 2.57%,
7/25/2026
(d)
125,000 120,409
Series 2016-K058, Class AM,
2.72%, 8/25/2026
(d)
90,000 86,535
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 19,369
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
149,947 144,484
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
64,952 63,308
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 154,923
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
19,430 19,070
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 68,153

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 48,961
Series 2018-K081, Class AM,
3.90%, 8/25/2028
(d)
50,000 48,880
Series 2023-K508, Class A2, 4.74%,
8/25/2028
(d)
100,000 100,907
Series 2022-K747, Class AM,
1.75%, 12/25/2028
(d)
1,000,000 894,841
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 126,723
Series 2019-K089, Class AM,
3.63%, 1/25/2029
(d)
1,060,000 1,024,124
Series 2020-K110, Class A1, 1.02%,
9/25/2029
(d)
196,984 176,747
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
40,000 36,828
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
34,563 31,944
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 9,158
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 79,308
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
33,482 31,709
Series 2020-K116, Class A2, 1.38%,
7/25/2030
(d)
370,000 312,860
Series 2020-K117, Class A2, 1.41%,
8/25/2030
(d)
130,000 109,846
Series 2020-K118, Class A2, 1.49%,
9/25/2030
(d)
280,000 237,325
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 118,619
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 169,892
Series 2021-K124, Class A2, 1.66%,
12/25/2030
(d)
1,300,000 1,105,071
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 43,601
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 139,298
Series 2021-K135, Class A2, 2.15%,
10/25/2031
(d)
200,000 172,495
Series 2021-K134, Class A2, 2.24%,
10/25/2031
(d)
125,000 108,435
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 46,072
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 103,125
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
400,000 348,714
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 26,128
Series 2018-K154, Class A3, 3.46%,
11/25/2032
(d)
1,050,000 979,277
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2023-155, Class AM, 4.25%,
4/25/2033
(d)
250,000 244,543
Series 2018-K157, Class A2, 3.99%,
5/25/2033
(d)
260,000 254,184
Series 2023-157, Class A2, 4.20%,
5/25/2033
(d)
100,000 97,986
Series 2023-159, Class A2, 4.50%,
7/25/2033
(d)
250,000 250,223
Series 2023-161, Class A2, 4.90%,
10/25/2033
(d)
1,000,000 1,029,297
Series 2024-162, Class A2, 5.15%,
12/25/2033
(d)
100,000 104,796
Series 2024-163, Class A2, 5.00%,
3/25/2034
(d)
300,000 311,171
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 17,182
Series 2020-1515, Class A2, 1.94%,
2/25/2035
(d)
900,000 705,126
Federal National Mortgage Association
0.38%, 8/25/2025
(d)
30,000 28,679
0.56%, 11/17/2025
(d)
450,000 425,944
0.64%, 12/30/2025
(d)
200,000 188,881
1.88%, 9/24/2026
(d)
555,000 527,861
3.00%, 11/01/2026
(d)
8,279 8,101
3.00%, 12/01/2026
(d)
4,678 4,577
3.00%, 12/01/2026
(d)
17,898 17,502
3.00%, 12/01/2026
(d)
5,205 5,090
3.00%, 6/01/2027
(d)
5,385 5,257
0.75%, 10/08/2027
(d)
1,200,000 1,081,331
3.00%, 2/01/2028
(d)
8,704 8,489
2.50%, 6/01/2028
(d)
21,114 20,378
3.00%, 9/01/2028
(d)
41,619 40,384
7.13%, 1/15/2030
(d)
250,000 287,673
3.00%, 7/01/2030
(d)
27,872 27,018
2.00%, 8/01/2030
(d)
30,855 29,025
3.50%, 8/01/2030
(d)
5,907 5,823
0.88%, 8/05/2030
(d)
765,000 635,297
2.00%, 10/01/2030
(d)
6,853 6,457
2.50%, 3/01/2031
(d)
30,493 29,350
3.50%, 4/01/2031
(d)
25,524 24,808
3.00%, 8/01/2031
(d)
13,358 12,779
2.50%, 10/01/2031
(d)
66,474 63,490
2.00%, 11/01/2031
(d)
21,730 20,226
2.50%, 11/01/2031
(d)
248,346 234,903
3.50%, 11/01/2031
(d)
8,872 8,671
2.50%, 1/01/2032
(d)
51,649 48,783
2.50%, 1/01/2032
(d)
9,121 8,675
3.00%, 1/01/2032
(d)
132,800 127,103
3.50%, 1/01/2032
(d)
10,981 10,618
3.00%, 2/01/2032
(d)
12,792 12,248
3.50%, 4/01/2032
(d)
11,007 10,677
2.50%, 5/01/2032
(d)
69,411 65,893
3.00%, 8/01/2032
(d)
54,598 51,948
3.50%, 8/01/2032
(d)
47,531 46,154

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
3.00%, 9/01/2032
(d)
19,938 18,952
2.50%, 1/01/2033
(d)
14,926 14,249
3.00%, 2/01/2033
(d)
91,850 87,577
3.00%, 2/01/2033
(d)
29,060 27,668
3.50%, 5/01/2033
(d)
19,134 18,500
3.50%, 10/01/2033
(d)
23,336 22,444
4.00%, 4/01/2034
(d)
6,714 6,595
2.50%, 8/01/2034
(d)
36,746 33,897
2.50%, 9/01/2034
(d)
583,401 538,171
3.50%, 9/01/2034
(d)
17,507 16,795
4.00%, 10/01/2034
(d)
41,005 40,019
2.50%, 1/01/2035
(d)
118,443 109,260
3.00%, 1/01/2035
(d)
101,671 96,609
2.50%, 2/01/2035
(d)
116,089 107,605
3.00%, 2/01/2035
(d)
5,923 5,628
2.50%, 3/01/2035
(d)
139,462 129,334
3.50%, 3/01/2035
(d)
6,819 6,590
4.00%, 3/01/2035
(d)
25,068 24,595
2.00%, 6/01/2035
(d)
1,057,309 957,268
2.00%, 7/01/2035
(d)
888,791 804,353
2.00%, 7/01/2035
(d)
67,713 61,280
2.50%, 7/01/2035
(d)
19,587 18,118
2.50%, 7/01/2035
(d)
86,129 79,901
3.00%, 7/01/2035
(d)
453,202 430,639
3.50%, 7/01/2035
(d)
435,952 420,819
2.00%, 9/01/2035
(d)
80,579 72,862
2.50%, 9/01/2035
(d)
37,595 34,842
2.50%, 9/01/2035
(d)
74,594 68,954
3.00%, 9/01/2035
(d)
18,358 17,439
1.50%, 10/01/2035
(d)
213,685 187,404
2.00%, 10/01/2035
(d)
156,530 141,642
2.00%, 10/01/2035
(d)
28,554 25,809
2.00%, 10/01/2035
(d)
12,847 11,640
2.00%, 10/01/2035
(d)
232,801 210,551
5.50%, 10/01/2035
(d)
10,737 11,063
1.50%, 11/01/2035
(d)
14,018 12,291
2.00%, 11/01/2035
(d)
128,270 115,999
2.50%, 11/01/2035
(d)
33,239 30,705
1.50%, 12/01/2035
(d)
89,054 78,067
2.00%, 12/01/2035
(d)
82,831 74,328
2.00%, 12/01/2035
(d)
26,119 23,598
2.50%, 1/01/2036
(d)
62,147 57,367
3.00%, 1/01/2036
(d)
32,687 31,051
2.50%, 2/01/2036
(d)
161,270 149,654
2.00%, 3/01/2036
(d)
118,584 107,089
2.50%, 3/01/2036
(d)
161,866 149,699
1.50%, 4/01/2036
(d)
17,166 15,090
1.50%, 4/01/2036
(d)
1,465,641 1,280,511
2.00%, 4/01/2036
(d)
430,092 388,705
2.50%, 4/01/2036
(d)
11,206 10,792
3.00%, 4/01/2036
(d)
57,227 53,589
1.50%, 5/01/2036
(d)
172,068 150,551
1.50%, 5/01/2036
(d)
33,117 29,213
2.00%, 5/01/2036
(d)
59,385 53,616
2.00%, 5/01/2036
(d)
288,137 260,795
1.50%, 6/01/2036
(d)
115,182 100,927
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 6/01/2036
(d)
280,334 251,843
2.00%, 6/01/2036
(d)
203,348 182,667
1.50%, 7/01/2036
(d)
84,874 74,607
2.00%, 7/01/2036
(d)
73,103 65,646
2.50%, 7/01/2036
(d)
1,528,988 1,411,515
2.00%, 8/01/2036
(d)
31,506 28,292
1.50%, 9/01/2036
(d)
1,748,619 1,530,356
1.50%, 9/01/2036
(d)
25,052 21,896
1.50%, 9/01/2036
(d)
240,138 209,886
2.00%, 9/01/2036
(d)
363,600 329,667
2.00%, 9/01/2036
(d)
169,532 152,826
2.50%, 9/01/2036
(d)
73,054 67,293
1.50%, 10/01/2036
(d)
37,480 32,865
1.50%, 10/01/2036
(d)
445,359 392,326
1.50%, 10/01/2036
(d)
37,731 32,969
2.00%, 10/01/2036
(d)
78,741 70,599
2.00%, 10/01/2036
(d)
899,625 807,852
1.50%, 11/01/2036
(d)
57,326 50,078
2.00%, 11/01/2036
(d)
770,716 691,737
2.00%, 11/01/2036
(d)
554,034 498,192
2.00%, 11/01/2036
(d)
98,925 88,801
2.00%, 11/01/2036
(d)
41,051 36,857
1.50%, 12/01/2036
(d)
142,449 124,405
2.00%, 12/01/2036
(d)
74,505 67,006
2.00%, 12/01/2036
(d)
112,209 100,693
3.50%, 12/01/2036
(d)
45,785 44,024
2.00%, 1/01/2037
(d)
1,204,884 1,081,041
2.50%, 1/01/2037
(d)
210,894 193,723
3.50%, 1/01/2037
(d)
13,772 13,142
1.50%, 2/01/2037
(d)
460,908 404,901
2.00%, 2/01/2037
(d)
322,836 289,604
2.50%, 2/01/2037
(d)
13,597 12,426
1.50%, 3/01/2037
(d)
19,851 17,318
2.00%, 3/01/2037
(d)
78,811 70,602
2.00%, 3/01/2037
(d)
265,309 239,236
2.00%, 3/01/2037
(d)
110,898 100,198
2.00%, 3/01/2037
(d)
591,451 531,298
2.00%, 3/01/2037
(d)
1,189,887 1,074,552
2.50%, 3/01/2037
(d)
340,977 313,496
1.50%, 4/01/2037
(d)
40,124 35,004
2.00%, 4/01/2037
(d)
666,847 597,385
2.00%, 4/01/2037
(d)
19,710 17,657
2.50%, 4/01/2037
(d)
60,439 55,185
1.50%, 5/01/2037
(d)
451,449 393,843
2.50%, 5/01/2037
(d)
40,274 37,102
3.00%, 5/01/2037
(d)
75,661 71,191
3.50%, 5/01/2037
(d)
82,645 80,031
2.50%, 6/01/2037
(d)
1,497,833 1,377,115
3.50%, 6/01/2037
(d)
18,197 17,492
2.50%, 7/01/2037
(d)
80,297 73,825
5.63%, 7/15/2037
(d)
565,000 635,850
1.50%, 8/01/2037
(d)
204,708 178,825
1.50%, 8/01/2037
(d)
354,998 309,947
2.00%, 8/01/2037
(d)
43,997 39,414
3.50%, 9/01/2037
(d)
38,598 37,103
3.00%, 10/01/2037
(d)
1,015,286 955,314

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
3.50%, 11/01/2037
(d)
49,136 46,795
4.00%, 11/01/2037
(d)
59,248 57,965
4.50%, 11/01/2037
(d)
229,206 227,782
3.00%, 12/01/2037
(d)
35,897 33,242
2.50%, 3/01/2038
(d)
15,735 14,376
4.00%, 3/01/2038
(d)
130,552 128,104
3.00%, 4/01/2038
(d)
44,300 41,683
3.00%, 5/01/2038
(d)
27,363 25,449
3.50%, 6/01/2038
(d)
152,352 146,448
4.00%, 6/01/2038
(d)
21,459 20,982
6.00%, 6/01/2038
(d)
114,130 116,259
3.00%, 9/01/2038
(d)
78,803 74,148
3.50%, 11/01/2038
(d)
267,424 257,062
5.50%, 11/01/2038
(d)
136,834 139,289
3.50%, 6/01/2039
(d)
53,795 50,307
4.50%, 6/01/2039
(d)
17,363 17,266
1.50%, 8/15/2039
(d)(e)
1,000,000 872,541
2.00%, 8/15/2039
(d)(e)
350,000 313,610
3.00%, 8/15/2039
(d)(e)
75,000 70,594
3.50%, 8/15/2039
(d)(e)
25,000 24,036
4.00%, 8/15/2039
(d)(e)
125,000 122,267
4.50%, 8/15/2039
(d)(e)
100,000 99,318
5.00%, 8/15/2039
(d)(e)
275,000 275,690
5.50%, 8/15/2039
(d)(e)
125,000 126,317
6.00%, 8/15/2039
(d)(e)
75,000 76,429
5.00%, 9/15/2039
(d)(e)
50,000 50,137
5.50%, 9/15/2039
(d)(e)
50,000 50,537
6.00%, 9/15/2039
(d)(e)
75,000 76,425
4.00%, 11/01/2039
(d)
10,946 10,684
4.50%, 2/01/2040
(d)
19,882 19,771
6.00%, 4/01/2040
(d)
26,192 27,518
2.50%, 5/01/2040
(d)
7,755 6,888
2.00%, 8/01/2040
(d)
58,322 50,143
2.50%, 8/01/2040
(d)
87,595 77,799
2.50%, 8/01/2040
(d)
34,855 30,957
2.00%, 9/01/2040
(d)
51,695 44,631
4.00%, 10/01/2040
(d)
128,635 124,408
2.00%, 11/01/2040
(d)
151,080 129,893
2.00%, 1/01/2041
(d)
34,163 29,372
3.00%, 1/01/2041
(d)
691,055 642,623
4.50%, 2/01/2041
(d)
22,230 22,030
4.50%, 4/01/2041
(d)
125,049 124,037
1.50%, 5/01/2041
(d)
62,533 51,642
2.00%, 5/01/2041
(d)
2,594,820 2,226,970
2.50%, 5/01/2041
(d)
37,279 32,905
1.50%, 6/01/2041
(d)
19,613 16,197
1.50%, 7/01/2041
(d)
59,220 48,906
2.00%, 7/01/2041
(d)
386,286 331,525
5.50%, 7/01/2041
(d)
12,336 12,692
2.00%, 8/01/2041
(d)
115,231 98,895
1.50%, 9/01/2041
(d)
40,746 33,649
2.50%, 10/01/2041
(d)
76,035 67,115
1.50%, 11/01/2041
(d)
62,276 51,430
1.50%, 11/01/2041
(d)
1,496,828 1,236,136
2.50%, 11/01/2041
(d)
77,400 68,320
2.50%, 11/01/2041
(d)
42,581 37,585
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 12/01/2041
(d)
128,567 110,341
3.50%, 12/01/2041
(d)
18,584 17,425
1.50%, 1/01/2042
(d)
229,815 189,790
2.00%, 1/01/2042
(d)
1,765,853 1,515,520
2.00%, 2/01/2042
(d)
21,681 18,608
2.00%, 4/01/2042
(d)
63,695 54,537
2.50%, 4/01/2042
(d)
147,556 130,334
3.00%, 4/01/2042
(d)
82,071 74,523
3.00%, 4/01/2042
(d)
12,623 11,460
3.50%, 4/01/2042
(d)
48,580 45,426
5.00%, 4/01/2042
(d)
35,867 36,340
2.50%, 5/01/2042
(d)
233,337 205,906
3.00%, 5/01/2042
(d)
41,910 39,208
3.00%, 5/01/2042
(d)
225,397 204,665
4.50%, 5/01/2042
(d)
49,519 49,147
3.00%, 6/01/2042
(d)
21,593 19,606
3.50%, 6/01/2042
(d)
15,359 14,362
3.00%, 7/01/2042
(d)
42,728 38,798
3.50%, 7/01/2042
(d)
42,643 39,998
4.00%, 7/01/2042
(d)
22,379 21,710
2.00%, 8/01/2042
(d)
116,128 99,665
3.50%, 8/01/2042
(d)
206,562 193,309
2.50%, 9/01/2042
(d)
21,939 19,360
2.50%, 10/01/2042
(d)
51,115 44,938
4.00%, 10/01/2042
(d)
21,321 20,525
5.00%, 11/01/2042
(d)
82,089 82,282
3.50%, 12/01/2042
(d)
30,649 28,722
3.00%, 4/01/2043
(d)
143,038 129,750
3.00%, 4/01/2043
(d)
24,790 22,487
3.50%, 6/01/2043
(d)
91,128 85,282
4.00%, 6/01/2043
(d)
235,264 226,480
4.00%, 10/01/2043
(d)
179,789 173,399
5.50%, 1/01/2044
(d)
71,724 72,740
5.50%, 5/01/2044
(d)
101,161 104,442
4.00%, 9/01/2044
(d)
23,546 22,544
3.00%, 10/01/2044
(d)
112,218 101,793
4.00%, 11/01/2044
(d)
23,172 22,266
4.00%, 1/01/2045
(d)
76,778 73,988
4.00%, 2/01/2045
(d)
52,323 50,465
3.00%, 4/01/2045
(d)
44,293 40,179
3.50%, 4/01/2045
(d)
13,034 12,118
3.50%, 5/01/2045
(d)
16,894 15,670
3.50%, 6/01/2045
(d)
239,205 223,533
3.50%, 8/01/2045
(d)
81,022 75,152
4.00%, 8/01/2045
(d)
654,481 628,881
3.50%, 11/01/2045
(d)
23,030 21,362
3.50%, 11/01/2045
(d)
469,637 440,225
3.50%, 12/01/2045
(d)
165,341 153,362
3.50%, 12/01/2045
(d)
1,080,637 1,002,345
3.50%, 1/01/2046
(d)
113,023 104,835
4.00%, 1/01/2046
(d)
213,719 204,254
4.00%, 1/01/2046
(d)
48,974 46,805
3.50%, 2/01/2046
(d)
87,203 80,969
3.50%, 2/01/2046
(d)
38,780 35,977
4.50%, 6/01/2046
(d)
26,530 26,372
3.00%, 9/01/2046
(d)
63,217 57,008

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
3.50%, 9/01/2046
(d)
77,170 71,579
4.50%, 9/01/2046
(d)
88,107 87,316
3.00%, 10/01/2046
(d)
68,975 61,612
3.00%, 10/01/2046
(d)
158,159 142,029
3.00%, 11/01/2046
(d)
355,017 317,120
3.00%, 11/01/2046
(d)
121,137 108,206
3.00%, 11/01/2046
(d)
812,214 725,514
3.00%, 11/01/2046
(d)
46,983 42,237
4.00%, 11/01/2046
(d)
14,140 13,485
3.50%, 1/01/2047
(d)
400,551 373,734
3.00%, 2/01/2047
(d)
183,791 166,777
3.50%, 2/01/2047
(d)
51,539 47,582
4.00%, 2/01/2047
(d)
11,063 10,573
3.00%, 3/01/2047
(d)
461,187 411,958
4.00%, 3/01/2047
(d)
557,907 536,348
3.50%, 4/01/2047
(d)
16,300 15,136
4.00%, 5/01/2047
(d)
36,748 35,168
4.50%, 5/01/2047
(d)
46,978 46,304
4.00%, 6/01/2047
(d)
273,847 261,151
3.50%, 7/01/2047
(d)
140,512 131,350
3.00%, 8/01/2047
(d)
71,829 64,644
3.50%, 8/01/2047
(d)
65,805 60,685
3.50%, 9/01/2047
(d)
211,610 194,611
3.50%, 10/01/2047
(d)
102,894 95,543
3.50%, 10/01/2047
(d)
188,333 174,606
3.50%, 10/01/2047
(d)
286,900 264,575
4.00%, 10/01/2047
(d)
56,791 54,012
3.50%, 11/01/2047
(d)
219,836 202,730
3.50%, 12/01/2047
(d)
46,874 43,387
3.50%, 12/01/2047
(d)
166,688 153,717
3.00%, 1/01/2048
(d)
92,921 82,943
3.50%, 1/01/2048
(d)
74,312 68,530
4.00%, 1/01/2048
(d)
86,451 82,220
3.50%, 2/01/2048
(d)
449,905 414,896
3.50%, 2/01/2048
(d)
37,640 34,784
4.00%, 2/01/2048
(d)
61,468 58,460
3.50%, 3/01/2048
(d)
169,484 156,118
3.00%, 4/01/2048
(d)
159,567 144,743
3.50%, 4/01/2048
(d)
125,251 115,867
4.50%, 4/01/2048
(d)
9,508 9,351
3.50%, 5/01/2048
(d)
330,527 304,461
4.00%, 6/01/2048
(d)
780,120 751,777
4.50%, 8/01/2048
(d)
23,170 22,786
4.50%, 8/01/2048
(d)
128,228 125,977
3.00%, 9/01/2048
(d)
373,377 336,029
3.50%, 10/01/2048
(d)
136,543 125,918
4.50%, 10/01/2048
(d)
21,572 21,082
3.00%, 11/01/2048
(d)
129,483 115,662
4.00%, 11/01/2048
(d)
55,981 53,242
4.00%, 11/01/2048
(d)
25,087 23,835
3.00%, 2/01/2049
(d)
4,572,684 4,084,569
4.00%, 2/01/2049
(d)
16,207 15,398
4.00%, 3/01/2049
(d)
112,335 106,729
3.50%, 4/01/2049
(d)
36,877 33,876
3.50%, 4/01/2049
(d)
460,353 422,091
4.50%, 4/01/2049
(d)
43,242 42,567
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
4.00%, 5/01/2049
(d)
46,482 44,300
4.50%, 5/01/2049
(d)
15,992 15,742
4.50%, 5/01/2049
(d)
7,064 6,936
3.50%, 6/01/2049
(d)
97,313 89,283
4.00%, 6/01/2049
(d)
51,671 49,142
4.00%, 6/01/2049
(d)
130,749 124,350
4.00%, 6/01/2049
(d)
502,914 478,302
4.00%, 6/01/2049
(d)
2,815,642 2,677,849
3.50%, 7/01/2049
(d)
38,112 34,968
4.00%, 7/01/2049
(d)
9,446 8,968
5.00%, 7/01/2049
(d)
8,352 8,349
3.50%, 8/01/2049
(d)
106,229 96,649
3.50%, 8/01/2049
(d)
184,031 169,056
3.50%, 8/01/2049
(d)
3,596,687 3,316,818
4.50%, 8/01/2049
(d)
77,784 76,332
3.00%, 9/01/2049
(d)
436,983 386,718
3.00%, 9/01/2049
(d)
32,830 28,709
3.50%, 9/01/2049
(d)
33,862 31,068
3.50%, 9/01/2049
(d)
62,623 57,528
4.00%, 9/01/2049
(d)
127,992 121,516
4.00%, 9/01/2049
(d)
75,806 72,681
4.00%, 9/01/2049
(d)
926,717 881,736
4.50%, 9/01/2049
(d)
11,982 11,789
5.00%, 9/01/2049
(d)
160,820 162,153
5.00%, 9/01/2049
(d)
53,858 53,852
3.00%, 10/01/2049
(d)
96,696 85,862
2.50%, 11/01/2049
(d)
195,914 166,263
3.00%, 11/01/2049
(d)
94,372 83,933
3.00%, 11/01/2049
(d)
121,404 107,437
3.50%, 11/01/2049
(d)
225,780 207,149
4.50%, 11/01/2049
(d)
5,882 5,743
5.00%, 11/01/2049
(d)
138,417 139,402
3.00%, 12/01/2049
(d)
58,424 51,962
3.50%, 12/01/2049
(d)
48,296 44,311
2.50%, 1/01/2050
(d)
1,667,220 1,414,892
3.50%, 1/01/2050
(d)
35,391 32,511
3.50%, 1/01/2050
(d)
389,772 359,443
3.00%, 2/01/2050
(d)
403,868 359,728
3.00%, 2/01/2050
(d)
47,764 42,544
3.00%, 2/01/2050
(d)
77,221 68,679
3.00%, 3/01/2050
(d)
49,571 43,952
4.00%, 3/01/2050
(d)
295,340 280,602
4.50%, 3/01/2050
(d)
56,547 55,538
5.00%, 3/01/2050
(d)
81,078 81,054
2.50%, 4/01/2050
(d)
46,802 39,968
3.00%, 4/01/2050
(d)
928,801 826,066
3.00%, 4/01/2050
(d)
48,862 43,184
3.50%, 4/01/2050
(d)
217,412 200,375
4.00%, 4/01/2050
(d)
28,451 27,012
2.50%, 5/01/2050
(d)
458,706 393,083
2.50%, 5/01/2050
(d)
209,608 179,287
3.50%, 5/01/2050
(d)
152,601 141,095
3.50%, 5/01/2050
(d)
12,908 11,837
2.50%, 6/01/2050
(d)
159,156 136,084
4.00%, 6/01/2050
(d)
18,736 17,808
4.00%, 6/01/2050
(d)
34,889 33,077

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
5.00%, 6/01/2050
(d)
1,588,261 1,587,528
2.50%, 7/01/2050
(d)
77,240 65,889
3.00%, 7/01/2050
(d)
4,254,621 3,797,757
3.00%, 7/01/2050
(d)
110,321 97,395
3.00%, 7/01/2050
(d)
25,706 22,696
3.00%, 7/01/2050
(d)
49,021 43,457
3.00%, 7/01/2050
(d)
53,847 47,780
3.50%, 7/01/2050
(d)
21,512 19,714
3.50%, 7/01/2050
(d)
432,941 401,574
4.00%, 7/01/2050
(d)
146,140 138,254
2.50%, 8/01/2050
(d)
147,188 125,200
2.50%, 8/01/2050
(d)
281,529 236,380
2.50%, 8/01/2050
(d)
71,636 60,995
4.00%, 8/01/2050
(d)
435,587 415,133
4.00%, 8/01/2050
(d)
200,009 190,737
2.00%, 9/01/2050
(d)
292,568 237,363
2.00%, 9/01/2050
(d)
27,802 22,677
2.00%, 9/01/2050
(d)
675,066 550,439
2.00%, 9/01/2050
(d)
361,738 295,314
2.00%, 9/01/2050
(d)
359,118 293,933
2.00%, 9/01/2050
(d)
35,935 29,144
2.00%, 9/01/2050
(d)
43,274 35,096
2.00%, 9/01/2050
(d)
28,190 23,173
2.50%, 9/01/2050
(d)
63,208 53,852
2.50%, 9/01/2050
(d)
649,119 558,164
3.00%, 9/01/2050
(d)
265,107 233,893
3.00%, 9/01/2050
(d)
166,992 147,604
3.00%, 9/01/2050
(d)
36,666 32,448
3.50%, 9/01/2050
(d)
29,845 27,596
4.50%, 9/01/2050
(d)
171,688 167,791
2.00%, 10/01/2050
(d)
220,956 180,730
2.00%, 10/01/2050
(d)
27,709 22,602
2.00%, 10/01/2050
(d)
68,984 56,328
3.00%, 10/01/2050
(d)
75,849 67,123
4.00%, 10/01/2050
(d)
37,030 35,107
1.50%, 11/01/2050
(d)
1,659,709 1,275,009
2.00%, 11/01/2050
(d)
124,650 102,142
2.00%, 11/01/2050
(d)
1,866,415 1,523,692
2.00%, 11/01/2050
(d)
701,840 569,028
2.50%, 11/01/2050
(d)
188,926 161,363
3.50%, 11/01/2050
(d)
185,497 170,103
1.50%, 12/01/2050
(d)
106,664 81,932
1.50%, 12/01/2050
(d)
76,535 58,929
2.00%, 12/01/2050
(d)
679,558 550,777
2.00%, 12/01/2050
(d)
110,387 90,291
2.00%, 12/01/2050
(d)
230,590 187,017
2.00%, 12/01/2050
(d)
246,002 199,383
2.00%, 12/01/2050
(d)
421,587 341,715
2.00%, 12/01/2050
(d)
145,484 118,548
2.00%, 12/01/2050
(d)
55,330 44,845
2.00%, 12/01/2050
(d)
507,585 414,186
2.50%, 12/01/2050
(d)
844,374 709,085
2.50%, 12/01/2050
(d)
232,057 197,300
3.00%, 12/01/2050
(d)
430,440 379,359
3.00%, 12/01/2050
(d)
101,700 90,000
1.50%, 1/01/2051
(d)
1,503,371 1,154,676
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 1/01/2051
(d)
4,519,999 3,662,207
2.00%, 1/01/2051
(d)
149,336 122,068
2.00%, 1/01/2051
(d)
173,020 140,138
2.00%, 1/01/2051
(d)
446,568 361,842
2.00%, 1/01/2051
(d)
1,184,189 972,471
3.00%, 1/01/2051
(d)
200,772 176,884
1.50%, 2/01/2051
(d)
1,930,603 1,482,665
1.50%, 2/01/2051
(d)
76,324 58,649
2.00%, 2/01/2051
(d)
1,281,724 1,038,134
2.00%, 2/01/2051
(d)
209,979 171,194
2.50%, 2/01/2051
(d)
16,022 13,622
2.50%, 2/01/2051
(d)
501,421 423,388
2.50%, 2/01/2051
(d)
797,779 680,297
2.50%, 2/01/2051
(d)
206,264 175,698
2.50%, 2/01/2051
(d)
227,522 190,749
2.50%, 2/01/2051
(d)
126,904 107,818
3.50%, 2/01/2051
(d)
161,337 148,454
1.50%, 3/01/2051
(d)
59,067 45,821
2.00%, 3/01/2051
(d)
833,803 674,619
2.00%, 3/01/2051
(d)
241,378 194,191
4.00%, 3/01/2051
(d)
2,970,812 2,825,425
2.00%, 4/01/2051
(d)
85,520 69,146
2.00%, 4/01/2051
(d)
158,343 128,078
2.00%, 4/01/2051
(d)
116,721 94,941
2.00%, 4/01/2051
(d)
545,307 441,267
2.50%, 4/01/2051
(d)
2,858,442 2,412,262
3.00%, 4/01/2051
(d)
877,148 777,853
2.00%, 5/01/2051
(d)
298,050 240,986
2.00%, 5/01/2051
(d)
1,811,219 1,464,942
2.50%, 5/01/2051
(d)
431,131 363,701
2.50%, 5/01/2051
(d)
4,483,802 3,788,796
2.50%, 5/01/2051
(d)
617,861 522,462
2.50%, 5/01/2051
(d)
103,390 86,799
2.50%, 5/01/2051
(d)
164,794 138,325
3.00%, 5/01/2051
(d)
539,729 471,119
3.00%, 5/01/2051
(d)
99,010 87,375
1.50%, 6/01/2051
(d)
163,536 126,837
1.50%, 6/01/2051
(d)
125,237 96,139
2.50%, 6/01/2051
(d)
111,165 95,110
3.00%, 6/01/2051
(d)
215,268 187,816
3.00%, 6/01/2051
(d)
135,024 119,115
2.00%, 7/01/2051
(d)
274,995 222,485
2.00%, 7/01/2051
(d)
243,348 198,796
2.00%, 7/01/2051
(d)
169,979 137,436
2.00%, 7/01/2051
(d)
111,705 90,597
2.00%, 7/01/2051
(d)
1,655,000 1,342,266
2.00%, 7/01/2051
(d)
306,491 247,645
2.50%, 7/01/2051
(d)
525,950 447,563
2.50%, 7/01/2051
(d)
76,553 65,013
2.50%, 7/01/2051
(d)
242,663 205,731
2.50%, 7/01/2051
(d)
528,455 443,043
3.50%, 7/01/2051
(d)
844,436 778,728
1.50%, 8/01/2051
(d)
86,188 66,150
2.00%, 8/01/2051
(d)
225,839 183,369
2.00%, 8/01/2051
(d)
582,912 470,677
2.00%, 8/01/2051
(d)
21,028 16,985

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 8/01/2051
(d)
357,033 305,191
2.50%, 8/01/2051
(d)
117,495 100,120
2.50%, 8/01/2051
(d)
398,051 337,767
2.50%, 8/01/2051
(d)
269,963 227,490
2.50%, 8/01/2051
(d)
451,989 384,764
2.50%, 8/01/2051
(d)
437,032 370,520
2.50%, 8/01/2051
(d)
133,114 111,599
2.00%, 9/01/2051
(d)
525,892 424,494
2.00%, 9/01/2051
(d)
504,848 408,175
2.00%, 9/01/2051
(d)
337,586 271,474
2.00%, 9/01/2051
(d)
2,369,163 1,918,908
2.50%, 9/01/2051
(d)
79,943 67,677
2.50%, 9/01/2051
(d)
269,306 226,061
2.50%, 9/01/2051
(d)
374,562 315,515
1.50%, 10/01/2051
(d)
1,275,563 978,806
2.00%, 10/01/2051
(d)
103,160 84,018
2.00%, 10/01/2051
(d)
3,627,795 2,926,901
2.00%, 10/01/2051
(d)
186,233 151,677
2.00%, 10/01/2051
(d)
1,081,541 882,363
2.00%, 10/01/2051
(d)
169,904 137,323
2.00%, 10/01/2051
(d)
163,335 133,072
2.50%, 10/01/2051
(d)
1,077,638 907,424
2.50%, 10/01/2051
(d)
416,482 352,839
2.00%, 11/01/2051
(d)
639,489 518,952
2.00%, 11/01/2051
(d)
76,054 61,160
2.00%, 11/01/2051
(d)
5,721,118 4,635,382
2.50%, 11/01/2051
(d)
411,273 347,008
2.50%, 11/01/2051
(d)
254,455 217,707
2.50%, 11/01/2051
(d)
394,207 337,089
2.50%, 11/01/2051
(d)
5,560,236 4,680,269
3.00%, 11/01/2051
(d)
101,280 89,103
2.00%, 12/01/2051
(d)
663,664 536,422
2.00%, 12/01/2051
(d)
126,744 103,157
2.00%, 12/01/2051
(d)
211,732 172,624
2.50%, 12/01/2051
(d)
249,187 209,673
2.50%, 12/01/2051
(d)
193,669 162,631
2.50%, 12/01/2051
(d)
964,573 821,208
2.50%, 12/01/2051
(d)
81,608 69,085
2.50%, 12/01/2051
(d)
1,031,624 872,382
2.50%, 12/01/2051
(d)
501,017 424,518
3.00%, 12/01/2051
(d)
157,770 137,753
3.00%, 12/01/2051
(d)
40,103 35,418
3.00%, 12/01/2051
(d)
3,422,775 3,029,000
3.50%, 12/01/2051
(d)
234,095 215,074
3.50%, 12/01/2051
(d)
360,747 333,421
2.00%, 1/01/2052
(d)
1,359,994 1,096,663
2.50%, 1/01/2052
(d)
140,906 118,132
2.50%, 1/01/2052
(d)
142,791 121,244
2.50%, 1/01/2052
(d)
419,097 354,657
2.50%, 1/01/2052
(d)
141,246 118,537
2.50%, 1/01/2052
(d)
225,831 193,221
2.50%, 1/01/2052
(d)
400,420 341,797
3.00%, 1/01/2052
(d)
126,899 112,338
3.50%, 1/01/2052
(d)
66,859 61,683
2.00%, 2/01/2052
(d)
3,747,587 3,022,971
2.00%, 2/01/2052
(d)
232,618 189,527
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 2/01/2052
(d)
266,530 215,131
2.00%, 2/01/2052
(d)
2,901,976 2,341,182
2.00%, 2/01/2052
(d)
3,313,293 2,673,243
2.00%, 2/01/2052
(d)
417,216 337,337
2.50%, 2/01/2052
(d)
256,477 215,648
2.50%, 2/01/2052
(d)
3,419,037 2,876,879
2.50%, 2/01/2052
(d)
671,318 569,286
2.50%, 2/01/2052
(d)
81,541 68,978
2.50%, 2/01/2052
(d)
95,998 81,821
2.50%, 2/01/2052
(d)
84,001 71,464
3.00%, 2/01/2052
(d)
260,195 229,059
1.50%, 3/01/2052
(d)
22,327 17,126
2.00%, 3/01/2052
(d)
380,862 312,092
2.00%, 3/01/2052
(d)
501,678 408,861
2.50%, 3/01/2052
(d)
146,491 123,999
2.50%, 3/01/2052
(d)
557,686 469,945
2.50%, 3/01/2052
(d)
90,473 75,995
3.00%, 3/01/2052
(d)
170,905 150,748
3.00%, 3/01/2052
(d)
47,103 41,411
3.00%, 3/01/2052
(d)
607,288 530,090
3.00%, 3/01/2052
(d)
255,130 225,232
3.00%, 3/01/2052
(d)
86,694 75,896
3.50%, 3/01/2052
(d)
41,100 37,255
3.50%, 3/01/2052
(d)
167,642 152,025
1.50%, 4/01/2052
(d)
93,496 71,766
1.50%, 4/01/2052
(d)
559,085 429,102
2.00%, 4/01/2052
(d)
619,702 505,241
2.00%, 4/01/2052
(d)
3,968,065 3,206,202
2.00%, 4/01/2052
(d)
112,220 90,314
2.50%, 4/01/2052
(d)
647,196 543,104
3.00%, 4/01/2052
(d)
899,395 787,377
3.50%, 4/01/2052
(d)
113,769 103,202
3.50%, 4/01/2052
(d)
166,252 151,581
3.50%, 4/01/2052
(d)
134,448 122,548
2.00%, 5/01/2052
(d)
924,789 745,976
2.50%, 5/01/2052
(d)
133,895 112,372
2.50%, 5/01/2052
(d)
95,888 80,390
3.00%, 5/01/2052
(d)
373,835 330,830
3.50%, 5/01/2052
(d)
91,206 82,734
3.50%, 5/01/2052
(d)
178,785 162,941
3.50%, 5/01/2052
(d)
44,328 40,203
4.00%, 5/01/2052
(d)
88,000 82,464
4.00%, 5/01/2052
(d)
23,152 21,694
2.00%, 6/01/2052
(d)
1,101,772 889,635
2.00%, 6/01/2052
(d)
224,048 180,752
3.00%, 6/01/2052
(d)
467,160 410,573
3.00%, 6/01/2052
(d)
2,551,039 2,228,134
3.50%, 6/01/2052
(d)
175,821 160,317
3.50%, 6/01/2052
(d)
66,032 60,209
3.50%, 6/01/2052
(d)
22,381 20,301
3.50%, 6/01/2052
(d)
189,447 172,643
4.00%, 6/01/2052
(d)
244,563 229,725
2.50%, 7/01/2052
(d)
666,902 559,701
3.50%, 7/01/2052
(d)
34,829 31,975
4.00%, 7/01/2052
(d)
204,520 191,792
4.50%, 7/01/2052
(d)
21,920 21,132

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
4.50%, 7/01/2052
(d)
132,692 128,584
4.50%, 7/01/2052
(d)
3,711,769 3,627,516
2.50%, 8/01/2052
(d)
22,334 18,744
3.50%, 8/01/2052
(d)
351,774 321,347
3.50%, 8/01/2052
(d)
286,780 261,560
3.50%, 8/01/2052
(d)
472,391 428,399
3.50%, 8/01/2052
(d)
223,607 202,777
4.00%, 8/01/2052
(d)
88,672 83,094
4.50%, 8/01/2052
(d)
158,701 153,503
5.00%, 8/01/2052
(d)
21,163 20,893
5.00%, 8/01/2052
(d)
67,887 67,777
5.00%, 8/01/2052
(d)
42,209 41,671
2.50%, 9/01/2052
(d)
906,046 760,404
2.50%, 9/01/2052
(d)
1,957,823 1,649,190
2.50%, 9/01/2052
(d)
805,891 678,849
2.50%, 9/01/2052
(d)
89,823 75,524
4.00%, 9/01/2052
(d)
89,969 84,282
4.50%, 9/01/2052
(d)
88,649 85,449
4.50%, 9/01/2052
(d)
258,825 249,495
4.50%, 9/01/2052
(d)
235,414 226,880
5.00%, 9/01/2052
(d)
38,716 38,210
5.00%, 9/01/2052
(d)
3,981,240 3,930,449
5.00%, 9/01/2052
(d)
45,425 44,833
5.00%, 9/01/2052
(d)
132,176 130,453
3.50%, 10/01/2052
(d)
36,920 33,479
4.00%, 10/01/2052
(d)
22,424 21,007
4.00%, 10/01/2052
(d)
45,467 42,903
4.50%, 10/01/2052
(d)
3,600,958 3,470,410
5.00%, 10/01/2052
(d)
279,878 276,134
5.50%, 10/01/2052
(d)
268,841 269,788
5.50%, 10/01/2052
(d)
20,633 20,704
4.00%, 11/01/2052
(d)
23,030 21,574
4.50%, 11/01/2052
(d)
135,709 130,768
5.50%, 11/01/2052
(d)
177,913 178,587
5.50%, 12/01/2052
(d)
66,013 66,206
6.00%, 12/01/2052
(d)
170,457 174,870
4.00%, 1/01/2053
(d)
183,498 171,899
5.50%, 1/01/2053
(d)
1,566,839 1,570,945
4.00%, 2/01/2053
(d)
114,918 107,689
4.00%, 2/01/2053
(d)
3,899,594 3,653,089
4.50%, 2/01/2053
(d)
342,605 330,025
5.00%, 2/01/2053
(d)
157,941 155,633
5.50%, 2/01/2053
(d)
882,798 884,872
5.50%, 2/01/2053
(d)
138,625 139,819
6.00%, 2/01/2053
(d)
22,241 22,770
6.00%, 2/01/2053
(d)
176,680 180,565
4.00%, 3/01/2053
(d)
70,508 66,367
4.00%, 3/01/2053
(d)
220,347 206,419
5.00%, 3/01/2053
(d)
45,245 44,566
5.50%, 3/01/2053
(d)
114,404 114,675
5.00%, 4/01/2053
(d)
68,291 67,272
5.00%, 4/01/2053
(d)
47,542 46,829
5.50%, 4/01/2053
(d)
89,180 89,379
4.00%, 5/01/2053
(d)
122,435 114,725
5.00%, 5/01/2053
(d)
159,441 157,051
5.00%, 5/01/2053
(d)
70,057 69,006
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
5.50%, 5/01/2053
(d)
499,078 500,158
4.50%, 6/01/2053
(d)
23,709 22,865
5.50%, 6/01/2053
(d)
93,756 93,967
5.50%, 6/01/2053
(d)
46,761 46,866
5.50%, 6/01/2053
(d)
68,242 68,385
4.00%, 7/01/2053
(d)
236,690 221,672
4.50%, 7/01/2053
(d)
245,523 236,378
5.00%, 7/01/2053
(d)
281,175 276,959
5.00%, 7/01/2053
(d)
22,958 22,628
5.00%, 7/01/2053
(d)
69,638 69,071
5.50%, 7/01/2053
(d)
323,237 325,985
6.00%, 7/01/2053
(d)
468,816 475,521
6.00%, 7/01/2053
(d)
459,913 469,266
6.50%, 7/01/2053
(d)
1,031,823 1,057,986
5.00%, 8/01/2053
(d)
95,538 94,165
6.00%, 8/01/2053
(d)
236,289 239,668
4.50%, 9/01/2053
(d)
96,642 93,042
5.50%, 9/01/2053
(d)
220,305 220,727
6.00%, 9/01/2053
(d)
93,790 95,188
6.00%, 9/01/2053
(d)
367,401 372,967
6.50%, 9/01/2053
(d)
230,345 238,323
3.00%, 10/01/2053
(d)
147,205 128,750
6.00%, 10/01/2053
(d)
479,246 486,100
6.00%, 10/01/2053
(d)
282,431 286,710
6.00%, 10/01/2053
(d)
481,975 493,467
6.50%, 10/01/2053
(d)
236,589 243,760
6.50%, 10/01/2053
(d)
233,654 242,914
5.00%, 11/01/2053
(d)
487,110 479,806
5.50%, 11/01/2053
(d)
285,568 289,632
5.50%, 11/01/2053
(d)
238,158 238,599
6.00%, 11/01/2053
(d)
727,748 738,157
6.50%, 11/01/2053
(d)
224,942 230,646
5.50%, 12/01/2053
(d)
1,609,842 1,612,724
6.00%, 12/01/2053
(d)
375,357 380,725
6.50%, 1/01/2054
(d)
908,281 931,311
6.50%, 1/01/2054
(d)
23,255 23,872
6.50%, 1/01/2054
(d)
95,215 98,315
7.00%, 1/01/2054
(d)
87,670 90,576
5.00%, 2/01/2054
(d)
98,064 97,013
6.50%, 2/01/2054
(d)
462,574 474,303
5.50%, 4/01/2054
(d)
73,397 74,238
6.00%, 4/01/2054
(d)
96,425 97,799
5.50%, 6/01/2054
(d)
149,543 150,968
6.00%, 6/01/2054
(d)
760,761 771,600
1.50%, 8/15/2054
(d)(e)
50,000 38,328
2.00%, 8/15/2054
(d)(e)
1,550,000 1,246,544
2.50%, 8/15/2054
(d)(e)
200,000 167,674
3.00%, 8/15/2054
(d)(e)
200,000 174,504
3.50%, 8/15/2054
(d)(e)
900,000 815,890
4.00%, 8/15/2054
(d)(e)
100,000 93,667
4.50%, 8/15/2054
(d)(e)
400,000 385,186
5.00%, 8/15/2054
(d)(e)
1,300,000 1,280,740
5.50%, 8/15/2054
(d)(e)
2,550,000 2,554,309
6.00%, 8/15/2054
(d)(e)
4,000,000 4,057,520
6.50%, 8/15/2054
(d)(e)
4,425,000 4,537,837
7.00%, 8/15/2054
(d)(e)
2,675,000 2,764,639

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Federal National Mortgage Association (continued)
5.00%, 9/15/2054
(d)(e)
50,000 49,283
5.50%, 9/15/2054
(d)(e)
725,000 726,385
6.00%, 9/15/2054
(d)(e)
1,450,000 1,470,865
6.50%, 9/15/2054
(d)(e)
1,000,000 1,025,380
7.00%, 9/15/2054
(d)(e)
100,000 103,336
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 2.94%,
9/25/2027
(d)
202,913 194,395
Series 2022-M11, Class A2, 2.95%,
10/25/2027
(d)
174,656 167,338
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
33,113 31,737
Series 2019-M1, Class A2, 3.54%,
9/25/2028
(d)
20,984 20,363
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
38,667 37,012
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
15,639 14,847
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
97,955 91,932
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,566 32,809
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 172,548
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
16,091 15,338
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 182,237
Series 2019-M25, Class A2, 2.33%,
11/25/2029
(d)
733,080 668,001
Series 2018-M12, Class A2, 3.63%,
8/25/2030
(d)
750,000 719,801
Series 2018-M13, Class A2, 3.74%,
9/25/2030
(d)
7,685 7,426
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 50,466
Series 2022-M3, Class A2, 1.71%,
11/25/2031
(d)
100,000 83,047
Series 2022-M13, Class A2, 2.59%,
6/25/2032
(d)
240,000 211,169
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
77,215 70,835
Series 2023-M8, Class A2, 4.47%,
3/25/2033
(d)
500,000 500,048
Government National Mortgage Association
3.00%, 8/15/2054
(e)
200,000 178,450
5.00%, 8/15/2054
(e)
1,725,000 1,705,882
6.00%, 8/15/2054
(e)
3,150,000 3,187,453
Government National Mortgage Association II
3.50%, 10/20/2026 7,813 7,683
2.50%, 12/20/2037 34,478 31,831
5.00%, 9/20/2039 58,117 59,051
4.50%, 2/20/2040 25,244 25,158
4.00%, 10/20/2040 16,441 15,956
5.00%, 10/20/2040 19,732 20,031
4.00%, 11/20/2040 43,628 42,340
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II
(continued)
4.50%, 1/20/2041 11,560 11,519
4.50%, 9/20/2041 22,097 22,018
4.00%, 11/20/2041 15,225 14,726
3.00%, 6/20/2042 18,234 16,692
3.00%, 8/20/2042 44,105 40,375
2.50%, 2/20/2043 217,169 190,052
3.50%, 2/20/2043 36,222 34,055
3.50%, 3/20/2043 27,150 25,464
3.00%, 4/20/2043 56,990 51,816
3.50%, 7/20/2043 72,515 68,013
4.00%, 6/20/2044 1,416,337 1,362,765
3.50%, 9/20/2044 156,655 146,718
4.00%, 11/20/2044 181,388 174,527
4.50%, 1/20/2045 21,961 21,701
3.50%, 2/20/2045 27,930 26,158
3.50%, 6/20/2045 210,644 196,502
3.00%, 8/20/2045 249,887 226,905
3.50%, 11/20/2045 191,828 178,949
3.50%, 12/20/2045 37,652 35,124
3.50%, 3/20/2046 196,399 182,828
4.00%, 3/20/2046 88,572 85,123
3.00%, 4/20/2046 35,136 31,772
3.00%, 6/20/2046 421,258 380,926
3.50%, 6/20/2046 70,368 65,505
4.00%, 6/20/2046 107,156 102,767
3.00%, 9/20/2046 170,470 154,148
2.50%, 10/20/2046 7,913 6,901
3.00%, 10/20/2046 173,823 157,181
3.00%, 11/20/2046 381,520 344,993
3.50%, 11/20/2046 75,106 69,916
2.50%, 12/20/2046 131,881 115,014
3.00%, 12/20/2046 94,708 85,640
3.00%, 1/20/2047 74,048 66,959
4.00%, 1/20/2047 92,553 88,762
3.00%, 2/20/2047 337,095 304,821
3.50%, 2/20/2047 289,119 269,140
4.00%, 2/20/2047 61,533 59,013
3.00%, 5/20/2047 62,378 56,350
3.50%, 5/20/2047 102,353 95,178
4.00%, 8/20/2047 160,919 154,292
4.50%, 9/20/2047 27,864 27,329
3.00%, 10/20/2047 9,201 8,312
3.00%, 1/20/2048 405,750 366,539
3.50%, 1/20/2048 351,235 326,104
3.50%, 2/20/2048 136,048 126,313
4.50%, 3/20/2048 150,703 147,739
4.00%, 4/20/2048 295,616 282,664
3.50%, 5/20/2048 126,812 117,738
4.50%, 5/20/2048 121,852 119,456
4.50%, 6/20/2048 76,391 74,872
5.00%, 6/20/2048 63,242 63,447
4.00%, 7/20/2048 10,723 10,254
4.00%, 9/20/2048 11,167 10,683
3.50%, 10/20/2048 1,322,922 1,227,900
4.00%, 11/20/2048 32,756 31,335

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II
(continued)
4.50%, 11/20/2048 81,637 80,014
5.00%, 12/20/2048 35,356 35,411
3.50%, 1/20/2049 91,590 85,037
4.50%, 1/20/2049 20,624 20,214
4.00%, 2/20/2049 1,394,301 1,333,209
4.50%, 2/20/2049 1,319,777 1,293,538
5.00%, 2/20/2049 29,673 29,720
3.50%, 3/20/2049 19,440 18,044
4.00%, 3/20/2049 73,566 70,342
3.50%, 4/20/2049 471,559 437,688
4.00%, 5/20/2049 46,846 44,738
3.00%, 6/20/2049 3,112,056 2,811,317
3.00%, 7/20/2049 1,448,777 1,304,614
3.00%, 8/20/2049 29,975 26,967
3.50%, 9/20/2049 162,418 150,309
4.00%, 9/20/2049 142,913 136,482
3.00%, 10/20/2049 154,239 138,677
4.50%, 10/20/2049 68,481 67,150
2.50%, 11/20/2049 1,383,021 1,198,704
2.50%, 12/20/2049 72,668 62,958
3.50%, 12/20/2049 39,660 36,703
3.00%, 1/20/2050 206,449 185,446
3.50%, 1/20/2050 27,941 25,858
3.00%, 2/20/2050 331,738 297,897
3.50%, 4/20/2050 74,229 68,695
2.00%, 5/20/2050 385,684 321,136
4.00%, 5/20/2050 12,252 11,707
5.00%, 5/20/2050 26,266 26,486
2.50%, 6/20/2050 656,502 567,748
2.50%, 7/20/2050 519,408 449,027
3.00%, 7/20/2050 51,253 45,951
3.50%, 7/20/2050 1,258,453 1,164,633
2.00%, 8/20/2050 846,594 704,384
3.00%, 8/20/2050 27,749 24,900
4.00%, 8/20/2050 73,807 70,528
4.50%, 8/20/2050 17,196 16,862
2.50%, 9/20/2050 498,425 430,579
4.50%, 9/20/2050 14,338 14,060
2.00%, 10/20/2050 125,558 104,428
2.50%, 10/20/2050 3,669,003 3,168,444
2.00%, 11/20/2050 2,794,341 2,323,654
3.00%, 11/20/2050 1,688,421 1,512,947
3.50%, 11/20/2050 19,560 18,102
2.00%, 12/20/2050 305,122 253,679
2.50%, 12/20/2050 270,152 233,128
3.50%, 12/20/2050 10,668 9,857
2.00%, 1/20/2051 3,473,559 2,887,389
2.50%, 1/20/2051 333,003 287,263
3.00%, 1/20/2051 526,804 471,794
1.50%, 2/20/2051 72,945 58,320
2.50%, 2/20/2051 214,893 185,377
3.00%, 2/20/2051 170,224 152,407
2.00%, 3/20/2051 1,070,393 889,097
2.50%, 3/20/2051 440,302 379,757
4.00%, 3/20/2051 46,422 44,360
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II
(continued)
2.00%, 4/20/2051 194,698 161,706
2.50%, 4/20/2051 286,192 246,794
3.50%, 4/20/2051 90,149 83,241
2.00%, 5/20/2051 325,413 270,247
2.50%, 5/20/2051 342,260 295,090
2.00%, 6/20/2051 128,212 106,467
2.00%, 7/20/2051 170,024 141,174
2.50%, 7/20/2051 18,610 16,040
3.50%, 7/20/2051 83,228 76,797
2.50%, 8/20/2051 417,265 359,565
2.00%, 9/20/2051 1,118,788 928,776
2.50%, 9/20/2051 799,206 688,566
3.00%, 9/20/2051 2,163,929 1,932,626
2.00%, 10/20/2051 661,730 549,292
2.50%, 10/20/2051 3,911,337 3,369,259
3.50%, 10/20/2051 375,927 346,234
2.00%, 11/20/2051 1,404,392 1,165,656
2.50%, 11/20/2051 399,482 344,056
3.00%, 11/20/2051 319,096 284,889
2.00%, 12/20/2051 4,553,376 3,778,986
2.50%, 12/20/2051 242,894 209,194
3.00%, 12/20/2051 170,235 151,960
2.00%, 1/20/2052 2,318,234 1,923,794
2.50%, 1/20/2052 4,745,531 4,086,375
3.00%, 1/20/2052 1,145,841 1,022,654
3.50%, 1/20/2052 561,756 517,113
2.00%, 2/20/2052 126,709 105,112
2.50%, 2/20/2052 1,211,261 1,042,829
3.50%, 2/20/2052 457,828 421,408
2.00%, 3/20/2052 342,466 284,096
2.50%, 3/20/2052 899,069 774,288
3.00%, 3/20/2052 1,244,622 1,110,309
2.00%, 4/20/2052 252,068 209,105
3.00%, 4/20/2052 191,153 170,525
3.50%, 4/20/2052 538,983 495,638
2.50%, 5/20/2052 923,009 794,792
3.00%, 5/20/2052 172,114 153,541
3.50%, 5/20/2052 393,133 361,487
2.00%, 6/20/2052 736,218 610,735
2.50%, 6/20/2052 29,620 25,506
3.00%, 6/20/2052 107,999 96,344
4.00%, 6/20/2052 152,823 144,447
3.00%, 7/20/2052 363,834 324,571
3.50%, 7/20/2052 87,729 80,653
4.50%, 7/20/2052 394,874 383,036
5.00%, 7/20/2052 117,317 116,154
3.00%, 8/20/2052 147,113 131,238
3.50%, 8/20/2052 2,738,875 2,518,193
4.00%, 8/20/2052 201,190 190,163
4.50%, 8/20/2052 482,593 468,125
3.50%, 9/20/2052 89,491 82,267
4.00%, 9/20/2052 247,284 233,730
4.50%, 9/20/2052 290,419 281,712
5.50%, 9/20/2052 125,290 125,785
4.00%, 10/20/2052 113,658 107,428

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II
(continued)
4.50%, 10/20/2052 211,790 205,440
3.00%, 11/20/2052 30,853 27,531
4.00%, 11/20/2052 45,612 43,112
4.00%, 12/20/2052 338,577 320,020
6.50%, 12/20/2052 64,971 66,190
5.00%, 1/20/2053 227,410 225,156
3.50%, 2/20/2053 44,454 41,029
4.50%, 2/20/2053 480,853 466,437
5.00%, 2/20/2053 2,742,153 2,714,972
5.50%, 2/20/2053 884,209 887,157
4.50%, 3/20/2053 433,106 420,121
4.00%, 4/20/2053 93,430 88,309
4.50%, 4/20/2053 235,566 228,081
5.50%, 4/20/2053 186,581 187,189
4.00%, 5/20/2053 32,935 31,130
5.50%, 5/20/2053 69,813 70,040
6.50%, 5/20/2053 107,845 109,863
3.50%, 6/20/2053 239,900 221,570
4.00%, 6/20/2053 71,046 67,152
4.50%, 6/20/2053 71,772 69,491
5.00%, 6/20/2053 109,887 108,643
4.50%, 7/20/2053 192,836 186,709
5.00%, 7/20/2053 446,903 441,845
5.50%, 7/20/2053 213,252 213,946
3.50%, 8/20/2053 69,516 64,333
4.00%, 8/20/2053 1,994,530 1,885,211
4.50%, 8/20/2053 838,196 811,562
5.00%, 8/20/2053 970,028 959,049
4.00%, 9/20/2053 239,051 225,948
5.00%, 9/20/2053 558,009 551,693
4.00%, 10/20/2053 168,388 159,093
5.00%, 10/20/2053 195,709 193,494
5.50%, 10/20/2053 2,281,107 2,288,538
3.50%, 11/20/2053 71,552 66,116
4.00%, 11/20/2053 452,978 428,150
6.00%, 11/20/2053 2,523,915 2,554,722
5.00%, 12/20/2053 98,660 97,544
6.50%, 12/20/2053 218,547 222,635
5.00%, 1/20/2054 24,620 24,342
5.50%, 2/20/2054 335,323 336,416
6.00%, 3/20/2054 98,913 100,114
4.50%, 4/20/2054 64,617 62,549
5.00%, 4/20/2054 99,422 98,291
5.50%, 5/20/2054 224,123 224,795
5.00%, 6/20/2054 199,658 197,386
6.50%, 6/20/2054 24,931 25,412
2.00%, 8/15/2054
(e)
200,000 165,930
3.50%, 8/15/2054
(e)
1,300,000 1,195,285
4.50%, 8/15/2054
(e)
1,950,000 1,888,462
5.50%, 8/15/2054
(e)
3,225,000 3,234,772
6.50%, 8/15/2054
(e)
2,625,000 2,674,402
7.00%, 8/15/2054
(e)
1,200,000 1,225,500
5.00%, 9/15/2054
(e)
100,000 98,931
5.50%, 9/15/2054
(e)
375,000 376,102
6.00%, 9/15/2054
(e)
525,000 531,022
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 27.2% (continued)
Government National Mortgage Association II
(continued)
6.50%, 9/15/2054
(e)
225,000 229,095
Tennessee Valley Authority
3.88%, 3/15/2028 700,000 695,200
7.13%, 5/01/2030 150,000 172,277
Series B, 4.70%, 7/15/2033 307,000 316,578
5.25%, 9/15/2039 210,000 221,813
4.25%, 9/15/2065 200,000 175,085
Total U.S. Government Agencies
(cost $495,004,940) 487,267,949
U.S. Treasury Government Securities – 42.9%
U.S. Treasury Bonds
6.88%, 8/15/2025
(a)
400,000 409,437
6.00%, 2/15/2026
(a)
1,215,000 1,242,907
4.50%, 2/15/2036
(a)
250,000 261,445
1.13%, 5/15/2040 3,095,000 1,976,448
4.38%, 5/15/2040 20,000 20,341
1.13%, 8/15/2040 2,185,000 1,383,037
3.88%, 8/15/2040 1,447,700 1,385,268
1.38%, 11/15/2040 5,635,000 3,690,925
4.25%, 11/15/2040
(a)
1,088,100 1,087,590
1.88%, 2/15/2041 7,965,000 5,645,194
2.25%, 5/15/2041 6,769,600 5,068,738
4.38%, 5/15/2041 190,000 192,286
1.75%, 8/15/2041 4,044,000 2,769,508
3.75%, 8/15/2041 155,000 144,441
2.00%, 11/15/2041 3,407,000 2,421,099
3.13%, 11/15/2041 345,000 293,735
2.38%, 2/15/2042 5,850,000 4,405,781
3.13%, 2/15/2042 1,215,000 1,029,712
3.00%, 5/15/2042 1,845,000 1,528,179
3.25%, 5/15/2042 1,505,000 1,291,243
2.75%, 8/15/2042 457,000 362,887
3.38%, 8/15/2042 5,330,000 4,647,927
2.75%, 11/15/2042 508,000 401,717
4.00%, 11/15/2042 5,465,000 5,195,166
3.13%, 2/15/2043 135,000 112,746
3.88%, 2/15/2043 5,100,000 4,754,953
2.88%, 5/15/2043 2,611,800 2,091,889
3.88%, 5/15/2043 108,000 100,491
3.63%, 8/15/2043 59,000 52,814
4.38%, 8/15/2043 3,168,000 3,152,655
3.75%, 11/15/2043 279,600 254,523
4.75%, 11/15/2043 330,000 344,695
3.63%, 2/15/2044 1,150,000 1,026,914
4.50%, 2/15/2044 2,630,000 2,656,711
3.38%, 5/15/2044 2,345,000 2,012,670
4.63%, 5/15/2044 610,000 626,489
3.13%, 8/15/2044 140,000 115,391
3.00%, 11/15/2044 950,000 765,641
2.50%, 2/15/2045 2,802,300 2,066,696
2.50%, 2/15/2046 6,975,000 5,081,941
2.50%, 5/15/2046 5,855,000 4,254,023
2.25%, 8/15/2046 6,375,000 4,395,762

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.9% (continued)
U.S. Treasury Bonds (continued)
2.88%, 11/15/2046 145,000 112,420
3.00%, 2/15/2047 10,000 7,911
3.00%, 5/15/2047 957,000 755,880
2.75%, 8/15/2047 665,000 500,412
2.75%, 11/15/2047 1,675,000 1,258,344
3.00%, 2/15/2048 1,231,000 966,720
3.00%, 8/15/2048 2,175,000 1,703,297
3.38%, 11/15/2048 302,000 252,972
3.00%, 2/15/2049 925,000 722,945
2.88%, 5/15/2049 725,000 552,812
2.25%, 8/15/2049 2,955,000 1,974,309
2.38%, 11/15/2049 6,765,000 4,640,367
2.00%, 2/15/2050 4,583,000 2,877,265
1.25%, 5/15/2050 458,700 235,585
1.38%, 8/15/2050 6,195,000 3,279,478
1.63%, 11/15/2050 4,225,000 2,392,406
1.88%, 2/15/2051 10,483,000 6,330,749
2.38%, 5/15/2051 1,265,000 860,398
2.00%, 8/15/2051 4,000,000 2,481,250
1.88%, 11/15/2051 7,745,000 4,648,210
2.25%, 2/15/2052 3,654,900 2,408,236
2.88%, 5/15/2052 1,980,300 1,499,458
3.00%, 8/15/2052 2,208,700 1,716,574
4.00%, 11/15/2052 4,450,000 4,185,781
3.63%, 2/15/2053 6,100,000 5,358,469
3.63%, 5/15/2053
(a)
6,115,000 5,373,556
4.13%, 8/15/2053 4,940,000 4,750,891
4.75%, 11/15/2053 500,000 533,750
4.25%, 2/15/2054 3,465,000 3,408,152
4.63%, 5/15/2054 4,700,000 4,922,516
U.S. Treasury Notes
2.00%, 8/15/2025 3,180,000 3,093,916
3.13%, 8/15/2025 910,000 895,639
0.25%, 8/31/2025 6,813,800 6,496,000
2.75%, 8/31/2025 920,000 900,917
5.00%, 8/31/2025 905,000 907,404
3.50%, 9/15/2025 3,415,000 3,372,046
0.25%, 9/30/2025 8,535,000 8,112,584
3.00%, 9/30/2025 326,200 320,122
5.00%, 9/30/2025 2,333,500 2,342,159
4.25%, 10/15/2025 1,299,700 1,294,318
0.25%, 10/31/2025 1,610,000 1,525,601
5.00%, 10/31/2025 5,960,000 5,987,472
2.25%, 11/15/2025 2,390,000 2,321,007
4.50%, 11/15/2025
(a)
1,645,000 1,643,265
0.38%, 11/30/2025 2,425,000 2,295,225
2.88%, 11/30/2025 315,100 308,220
4.88%, 11/30/2025 8,721,000 8,755,066
4.00%, 12/15/2025 1,465,000 1,454,699
0.38%, 12/31/2025
(a)
1,595,000 1,505,219
2.63%, 12/31/2025 450,000 438,381
4.25%, 12/31/2025 3,696,000 3,682,718
3.88%, 1/15/2026 5,690,000 5,639,768
0.38%, 1/31/2026 8,120,000 7,640,413
2.63%, 1/31/2026 325,000 316,329
4.25%, 1/31/2026 2,035,000 2,028,561
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.9% (continued)
U.S. Treasury Notes (continued)
1.63%, 2/15/2026
(a)
5,737,500 5,498,587
4.00%, 2/15/2026
(a)
4,800,500 4,767,872
0.50%, 2/28/2026 5,042,300 4,741,141
2.50%, 2/28/2026 1,536,100 1,490,737
4.63%, 2/28/2026 3,065,000 3,073,381
4.63%, 3/15/2026 900,000 902,953
0.75%, 3/31/2026
(a)
4,673,000 4,401,564
2.25%, 3/31/2026 580,000 560,130
4.50%, 3/31/2026 4,250,000 4,256,641
3.75%, 4/15/2026 3,620,000 3,582,669
0.75%, 4/30/2026 5,760,000 5,413,050
2.38%, 4/30/2026 245,000 236,827
4.88%, 4/30/2026
(a)
4,525,000 4,563,356
1.63%, 5/15/2026 1,398,200 1,333,096
3.63%, 5/15/2026 4,170,000 4,118,364
0.75%, 5/31/2026 4,579,200 4,292,821
2.13%, 5/31/2026 183,600 176,536
4.88%, 5/31/2026 4,810,000 4,855,282
4.13%, 6/15/2026 905,600 902,487
0.88%, 6/30/2026
(a)
8,175,100 7,667,350
1.88%, 6/30/2026 321,600 307,430
4.63%, 6/30/2026
(a)
3,000,000 3,017,695
4.50%, 7/15/2026 725,000 727,889
0.63%, 7/31/2026 6,035,000 5,617,501
4.38%, 7/31/2026 4,425,000 4,434,853
1.50%, 8/15/2026 2,680,900 2,537,849
4.38%, 8/15/2026 5,405,000 5,415,979
0.75%, 8/31/2026 2,450,000 2,280,797
1.38%, 8/31/2026 1,030,000 971,258
4.63%, 9/15/2026 710,000 715,436
0.88%, 9/30/2026 2,363,400 2,202,024
1.63%, 9/30/2026 1,525,800 1,444,384
4.63%, 10/15/2026 3,995,200 4,028,910
1.13%, 10/31/2026 6,420,000 5,999,189
1.63%, 10/31/2026
(a)
1,770,000 1,672,788
2.00%, 11/15/2026 1,221,300 1,163,861
4.63%, 11/15/2026
(a)
2,089,000 2,108,584
1.25%, 11/30/2026 3,570,700 3,340,278
1.63%, 11/30/2026 375,000 353,789
4.38%, 12/15/2026 2,542,000 2,553,121
1.25%, 12/31/2026 2,385,700 2,228,766
1.75%, 12/31/2026 488,800 461,992
4.00%, 1/15/2027 4,143,000 4,127,140
1.50%, 1/31/2027 4,505,000 4,225,197
2.25%, 2/15/2027
(a)
1,085,700 1,036,928
4.13%, 2/15/2027 3,485,000 3,482,822
1.88%, 2/28/2027 1,220,100 1,153,376
4.25%, 3/15/2027 1,405,000 1,409,720
0.63%, 3/31/2027 2,375,700 2,168,569
2.50%, 3/31/2027 836,800 803,655
4.50%, 4/15/2027
(a)
3,200,000 3,231,250
0.50%, 4/30/2027 1,826,500 1,657,549
2.75%, 4/30/2027 6,000,000 5,790,469
2.38%, 5/15/2027 5,846,100 5,581,655
0.50%, 5/31/2027 1,650,000 1,493,250
2.63%, 5/31/2027 4,700,000 4,517,508

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.9% (continued)
U.S. Treasury Notes (continued)
4.63%, 6/15/2027 2,815,000 2,857,665
0.50%, 6/30/2027 2,936,700 2,651,060
3.25%, 6/30/2027 3,000,000 2,933,906
4.38%, 7/15/2027 3,720,000 3,751,969
0.38%, 7/31/2027 4,429,700 3,972,541
2.75%, 7/31/2027 5,460,000 5,258,236
2.25%, 8/15/2027 5,255,000 4,983,629
0.50%, 8/31/2027 2,100,000 1,885,406
3.13%, 8/31/2027 3,095,000 3,012,064
0.38%, 9/30/2027 2,170,000 1,935,708
4.13%, 9/30/2027 1,572,000 1,576,176
0.50%, 10/31/2027 6,975,000 6,230,637
4.13%, 10/31/2027
(a)
2,705,000 2,711,974
2.25%, 11/15/2027 1,125,000 1,063,301
0.63%, 11/30/2027 2,130,000 1,905,684
3.88%, 11/30/2027 1,355,700 1,349,133
0.63%, 12/31/2027 2,795,800 2,495,470
3.88%, 12/31/2027 786,700 783,135
0.75%, 1/31/2028 7,000,000 6,261,172
3.50%, 1/31/2028 2,807,900 2,760,955
2.75%, 2/15/2028 5,780,000 5,537,962
1.13%, 2/29/2028 5,275,000 4,771,814
4.00%, 2/29/2028 2,144,600 2,143,930
1.25%, 3/31/2028 1,374,300 1,246,211
3.63%, 3/31/2028 6,000,000 5,923,594
1.25%, 4/30/2028 2,312,700 2,093,174
3.50%, 4/30/2028 1,892,800 1,860,415
2.88%, 5/15/2028 1,768,100 1,698,343
1.25%, 5/31/2028 5,805,000 5,244,001
3.63%, 5/31/2028 1,554,800 1,535,001
1.25%, 6/30/2028 4,315,800 3,890,963
4.00%, 6/30/2028 1,804,800 1,805,928
1.00%, 7/31/2028 5,129,300 4,568,684
4.13%, 7/31/2028 8,005,400 8,048,554
2.88%, 8/15/2028 1,234,000 1,183,194
1.13%, 8/31/2028 3,239,600 2,894,380
4.38%, 8/31/2028 3,350,000 3,400,512
1.25%, 9/30/2028 4,081,400 3,658,592
4.63%, 9/30/2028 1,100,000 1,127,242
1.38%, 10/31/2028 3,211,200 2,888,575
4.88%, 10/31/2028
(a)
3,573,900 3,700,103
3.13%, 11/15/2028 5,025,000 4,858,154
1.50%, 11/30/2028 7,080,000 6,392,466
4.38%, 11/30/2028
(a)
5,370,000 5,459,780
1.38%, 12/31/2028
(a)
3,780,200 3,388,004
3.75%, 12/31/2028 895,000 887,728
1.75%, 1/31/2029 3,315,500 3,016,587
4.00%, 1/31/2029 3,395,000 3,402,427
2.63%, 2/15/2029 2,285,700 2,159,808
1.88%, 2/28/2029 3,349,800 3,060,618
4.25%, 2/28/2029
(a)
600,000 607,969
2.38%, 3/31/2029 900,000 839,672
4.13%, 3/31/2029 3,040,000 3,063,750
2.88%, 4/30/2029 5,717,700 5,452,810
4.63%, 4/30/2029 3,100,000 3,191,547
2.38%, 5/15/2029 3,390,000 3,158,791
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 42.9% (continued)
U.S. Treasury Notes (continued)
2.75%, 5/31/2029 2,840,000 2,691,344
4.50%, 5/31/2029 5,585,000 5,725,061
3.25%, 6/30/2029 3,585,400 3,474,477
4.25%, 6/30/2029
(a)
3,750,000 3,802,441
2.63%, 7/31/2029 2,150,000 2,022,512
4.00%, 7/31/2029 4,490,000 4,505,434
1.63%, 8/15/2029 440,000 394,109
3.13%, 8/31/2029 5,510,000 5,303,806
3.88%, 9/30/2029 620,900 618,814
4.00%, 10/31/2029 2,274,800 2,280,487
1.75%, 11/15/2029
(a)
4,050,000 3,635,191
3.88%, 11/30/2029 638,600 636,455
3.88%, 12/31/2029 6,980,000 6,954,370
3.50%, 1/31/2030 3,710,000 3,627,105
1.50%, 2/15/2030 6,547,600 5,753,192
4.00%, 2/28/2030 4,650,000 4,661,262
3.63%, 3/31/2030 5,600,000 5,505,938
3.50%, 4/30/2030 2,380,000 2,324,591
0.63%, 5/15/2030 7,760,000 6,434,738
3.75%, 5/31/2030 845,000 835,824
3.75%, 6/30/2030 300,000 296,742
4.00%, 7/31/2030 842,000 843,842
0.63%, 8/15/2030 10,030,000 8,251,242
4.13%, 8/31/2030 930,300 938,440
4.63%, 9/30/2030
(a)
1,548,500 1,604,149
4.88%, 10/31/2030 1,047,800 1,100,354
0.88%, 11/15/2030 5,365,000 4,455,884
4.38%, 11/30/2030 40,400 41,325
3.75%, 12/31/2030 3,371,000 3,330,969
4.00%, 1/31/2031 4,795,000 4,804,740
1.13%, 2/15/2031 1,010,000 847,927
4.25%, 2/28/2031
(a)
1,915,100 1,947,118
4.13%, 3/31/2031 3,450,000 3,482,883
4.63%, 4/30/2031 2,650,000 2,753,102
1.63%, 5/15/2031 4,185,000 3,606,293
4.63%, 5/31/2031
(a)
3,100,000 3,221,094
4.25%, 6/30/2031
(a)
1,895,000 1,927,866
4.13%, 7/31/2031 2,820,000 2,848,200
1.25%, 8/15/2031 3,905,900 3,257,154
1.38%, 11/15/2031 7,700,000 6,437,922
1.88%, 2/15/2032 6,815,000 5,880,067
2.88%, 5/15/2032 6,940,000 6,419,500
2.75%, 8/15/2032 9,520,000 8,698,900
4.13%, 11/15/2032 4,520,000 4,555,313
3.50%, 2/15/2033 11,768,400 11,317,891
3.38%, 5/15/2033 10,685,000 10,164,106
3.88%, 8/15/2033 11,010,000 10,867,214
4.50%, 11/15/2033 6,425,000 6,646,863
4.00%, 2/15/2034
(a)
6,830,000 6,802,253
4.38%, 5/15/2034
(a)
4,635,000 4,754,496
Total U.S. Treasury Government
Securities (cost $772,799,736) 767,640,586

See Notes to Statements of Investments
BNY Mellon Core Bond ETF (continued)
Description Shares Value ($)
Investment Companies – 2.7%
Registered Investment Companies – 2.7%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(f)(g)
(cost $49,228,418) 49,228,418 49,228,418
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares, 5.29%
(f)(g)
(cost $2,118,343) 2,118,343 2,118,343
Total Investments Before
TBA Sale Commitments  (cost
$1,848,097,761) 102.1% 1,827,563,509
TBA Sale Commitments – ( 0.0% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
2.50%, 8/15/2039
(d)
75,000 (68,909)
BNY Mellon Core Bond ETF (continued)
Description Shares Value ($)
TBA Sale Commitments – (0.0%)
(continued)
Federal National Mortgage Association
(h)
(continued)
2.50%, 9/15/2039
(d)
100,000 (92,045)
Government National Mortgage Association II
(h)
2.50%, 8/15/2054 50,000 (43,038)
2.50%, 9/15/2054 150,000 (129,268)
4.00%, 9/15/2054 75,000 (70,942)
Total TBA Sale Commitments
(proceeds$(402,999)) (404,202)
Total Investments (cost net of
proceeds $1,847,694,762) 102.1% 1,827,159,307
Liabilities, Less Cash and
Receivables (2.1)% (36,842,512)
Net Assets 100.0% 1,790,316,795
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $86,685,762 and the value of the collateral was $91,439,805, consisting of cash collateral of
$2,118,343 and U.S. Government & Agency securities valued at $89,321,462. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $2,994,937 or 0.17% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2024.
(h)
Sales on a forward commitment basis.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain
factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of
restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The table below summarizes the inputs used as of July 31, 2024 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 2,479,697,337 — — 2,479,697,337
Investment Companies 3,948,441 — — 3,948,441
Investment of Cash Collateral for
Securities Loaned 1,396,328 — — 1,396,328
Other Financial Instruments:
Futures
††
15,686 — — 15,686
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 493,448,722 — — 493,448,722
Investment Companies 1,619,370 — — 1,619,370
Investment of Cash Collateral for
Securities Loaned 1,287,342 — — 1,287,342
Other Financial Instruments:
Futures
††
98,586 — — 98,586
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 117,615,498 — — 117,615,498
Investment Companies 278,033 — — 278,033
Investment of Cash Collateral for
Securities Loaned 1,976,176 — — 1,976,176
Other Financial Instruments:
Futures
††
36,486 — — 36,486
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 673,692,788 — 0 673,692,788
Preferred Stocks 2,099,693 — — 2,099,693
Warrants — 0 — 0
Investment Companies 1,244,741 — — 1,244,741
Other Financial Instruments:
Futures
††
56,279 — — 56,279
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 91,173,420 — 0 91,173,420
Preferred Stocks 1,755,540 — 0 1,755,540
Rights — 2,073 — 2,073
Investment Companies 46,683 — — 46,683
Investment of Cash Collateral for
Securities Loaned 172,102 — — 172,102
Liabilities ($)
Other Financial Instruments:
Futures
††
(415) — — (415)

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended July 31, 2024, BNY
Mellon Core Bond ETF transacted in TBA securities that
involved buying or selling mortgage-backed securities on a
forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at
value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed
10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
period ended July 31, 2024
is discussed
below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund
with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31,
2024, are set forth in the Statement of Investments for each fund.
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 7,733,264 — 7,733,264
Commercial Mortgage-Backed
Securities — 13,641,360 — 13,641,360
Corporate Bonds — 439,784,064 — 439,784,064
Foreign Governmental — 27,994,910 — 27,994,910
Municipal Securities — 7,057,883 — 7,057,883
Supranational Bank — 25,096,732 — 25,096,732
U.S. Government Agencies — 487,267,949 — 487,267,949
U.S. Treasury Government Securities — 767,640,586 — 767,640,586
Investment Companies 49,228,418 — — 49,228,418
Investment of Cash Collateral for
Securities Loaned 2,118,343 — — 2,118,343
Liabilities ($)
TBA Sale Commitments — (404,202) — (404,202)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments for each fund at July 31, 2024.
At July 31, 2024, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
Accumulated Net Unrealized Appreciation (Depreciation)
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 583,796,940 $ (37,213,969) $ 546,582,971
BNY Mellon US Mid Cap Core Equity ETF 80,863,475 (15,275,658) 65,587,817
BNY Mellon US Small Cap Core Equity ETF 21,202,604 (6,066,059) 15,136,545
BNY Mellon International Equity ETF 116,331,682 (20,883,52 7 ) 95,448,15 5
BNY Mellon Emerging Markets Equity ETF 20,497,537 (8,030,874) 12,466,663
BNY Mellon Core Bond ETF 10,032,134 (30,567,58 9 ) (20,535,45 5 )